UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Newfleet Bond Fund

Virtus Newfleet CA Tax-Exempt Bond Fund

Virtus Newfleet High Yield Fund

Virtus Newfleet Low Duration Income Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund*

Virtus Newfleet Senior Floating Rate Fund*

Virtus Newfleet Tax-Exempt Bond Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

*Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

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VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. Class R6 shares do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about a Fund’s actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Bond Fund	Class A	$1,000.00	$990.40	0.84%	$4.17
	Class C	1,000.00	987.00	1.59	7.88
	Class I	1,000.00	992.10	0.59	2.93
	Class R6	1,000.00	991.50	0.53	2.63
Newfleet CA Tax-Exempt Bond Fund	Class A	1,000.00	995.40	0.85	4.23
	Class I	1,000.00	995.70	0.60	2.99
Newfleet High Yield Fund	Class A	1,000.00	997.40	0.99	4.93
	Class C	1,000.00	995.50	1.74	8.66
	Class I	1,000.00	1,001.00	0.74	3.69
	Class R6	1,000.00	1,001.30	0.68	3.39
Newfleet Low Duration Income Fund	Class A	1,000.00	997.70	0.75	3.74
	Class C	1,000.00	994.00	1.50	7.46
	Class I	1,000.00	999.00	0.50	2.49
Newfleet Multi-Sector Intermediate Bond Fund	Class A	1,000.00	1,000.20	0.98	4.89
	Class C	1,000.00	996.50	1.73	8.61
	Class I	1,000.00	1,001.60	0.73	3.64
	Class R6	1,000.00	1,001.90	0.66	3.29
Newfleet Senior Floating Rate Fund	Class A	1,000.00	1,020.40	1.08	5.44
	Class C	1,000.00	1,016.60	1.83	9.20
	Class I	1,000.00	1,021.70	0.83	4.18
	Class R6	1,000.00	1,023.10	0.77	3.88
Newfleet Tax-Exempt Bond Fund	Class A	1,000.00	994.70	0.85	4.23
	Class C	1,000.00	990.10	1.60	7.94
	Class I	1,000.00	995.90	0.60	2.99

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

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VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The accompanying table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Bond Fund	Class A	$1,000.00	$1,020.74	0.84%	$4.23
	Class C	1,000.00	1,017.00	1.59	8.00
	Class I	1,000.00	1,021.99	0.59	2.97
	Class R6	1,000.00	1,022.29	0.53	2.67
Newfleet CA Tax-Exempt Bond Fund	Class A	1,000.00	1,020.69	0.85	4.28
	Class I	1,000.00	1,021.94	0.60	3.02
Newfleet High Yield Fund	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.26	1.74	8.75
	Class I	1,000.00	1,021.24	0.74	3.73
	Class R6	1,000.00	1,021.54	0.68	3.43
Newfleet Low Duration Income Fund	Class A	1,000.00	1,021.19	0.75	3.78
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.44	0.50	2.52
Newfleet Multi-Sector Intermediate Bond Fund	Class A	1,000.00	1,020.04	0.98	4.94
	Class C	1,000.00	1,016.31	1.73	8.70
	Class I	1,000.00	1,021.29	0.73	3.68
	Class R6	1,000.00	1,021.64	0.66	3.33
Newfleet Senior Floating Rate Fund	Class A	1,000.00	1,019.55	1.08	5.44
	Class C	1,000.00	1,015.81	1.83	9.20
	Class I	1,000.00	1,020.79	0.83	4.18
	Class R6	1,000.00	1,021.09	0.77	3.88
Newfleet Tax-Exempt Bond Fund	Class A	1,000.00	1,020.69	0.85	4.28
	Class C	1,000.00	1,016.95	1.60	8.05
	Class I	1,000.00	1,021.94	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

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VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETFs”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Real Estate Mortgage Investment Conduit (REMIC)

A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.

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VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

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VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MARCH 31, 2018

For each Fund, the following tables present the asset allocations within certain sectors as a percentage of total investments attributable to each sector as of March 31.

Newfleet Bond Fund

Corporate Bonds and Notes		52%
Financials	17%
Consumer Discretionary	5
Energy	5
All other Corporate Bonds and Notes	25
Mortgage-Backed Securities		17
Asset-Backed Securities		9
Loan Agreements		5
U.S. Government Securities		5
Preferred Stocks		3
Other (includes short-term investment)		9

Total		100%

Newfleet CA Tax-Exempt Bond Fund

Pre-Refunded	17%
General Obligation	15
Tax Allocation Revenue	14
Health Care Revenue	11
Transportation Revenue	8
Water & Sewer Revenue	8
Lease Revenue	6
Other	21

Total	100%

Newfleet High Yield Fund

Corporate Bonds and Notes		77%
Consumer Discretionary	18%
Financials	12
Energy	9
Health Care	8
Industrials	7
Information Technology	6
Consumer Staples	6
All other Corporate Bonds and Notes	11
Loan Agreements		11
Other (includes short-term investment)		12

Total		100%

Newfleet Low Duration Income Fund

Asset-Backed Securities		29%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		27
Financials	10%
Energy	3
Health Care	3
Total of all Others	11
Loan Agreements		7
U.S. Government Securities		5
Other (includes short-term investment)		4

Total		100%

Newfleet Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes		53%
Financials	17%
Energy	11
Consumer Discretionary	6
Industrials	4
All Other Corporate Bonds and Notes	15
Mortgage-Backed Securities		12
Foreign Government Securities		11
Loan Agreements		10
Asset-Backed Securities		6
Other (includes short-term investment)		8

Total		100%

Newfleet Senior Floating Rate Fund

Loan Agreements		94%
Healthcare	11%
Service	11
Gaming Leisure	7
Information Technology	7
Media Telecom - Telecommunications	5
Manufacturing	5
All Other Loan Agreements	48
Corporate Bonds and Notes		4
Other (includes short-term investment)		2

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

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VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)

MARCH 31, 2018

Newfleet Tax-Exempt Bond Fund

Illinois	11%
Texas	10
New York	9
Florida	9
Colorado	7
Pennsylvania	5
New Jersey	5
Other (includes short-term investment)	44

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

7

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—4.9%
U.S. Treasury Bond 2.500%, 2/15/46	$2,405	$2,184
U.S. Treasury Note 1.125%, 2/28/19	1,065	1,056
1.625%, 2/15/26	275	253
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,533)		3,493

MUNICIPAL BONDS—2.9%

California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	804

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	254

New York—1.0%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	640	723

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	290
TOTAL MUNICIPAL BONDS (Identified Cost $2,093)		2,071

FOREIGN GOVERNMENT SECURITIES—2.2%
Argentine Republic 7.500%, 4/22/26	155	166
5.875%, 1/11/28	75	71
7.625%, 4/22/46	150	149
6.875%, 1/11/48	75	68
Dominican Republic 144A 5.950%, 1/25/27(2)	100	104
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(2)	200	193
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	200	193
Republic of South Africa 4.665%, 1/17/24	100	100
4.300%, 10/12/28	200	187
Republic of Turkey 4.875%, 10/9/26	200	188
Sultanate of Oman 144A 5.375%, 3/8/27(2)	200	195
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,642)		1,614

MORTGAGE-BACKED SECURITIES—17.1%

Agency—4.8%
Federal Home Loan Mortgage Corp.
Pool #G01980, 5.000%, 12/1/35	23	25
Pool #G08628, 4.000%, 2/1/45	310	319
Pool #G07961, 3.500%, 3/1/45	271	272
Pool #G08702, 3.500%, 4/1/46	316	317
Federal National Mortgage Association
Pool #812352, 5.000%, 4/1/20	18	18

	PAR VALUE	VALUE
Agency—continued
Pool #886416, 5.000%, 8/1/21	$3	$3
Pool #323702, 6.000%, 5/1/29	20	22
Pool #535371, 6.500%, 5/1/30	1	1
Pool #590108, 7.000%, 7/1/31	7	7
Pool #880117, 5.500%, 4/1/36	26	29
Pool #938574, 5.500%, 9/1/36	116	128
Pool #909092, 6.000%, 9/1/37	20	23
Pool #909220, 6.000%, 8/1/38	140	158
Pool #986067, 6.000%, 8/1/38	9	11
Pool #AA7001, 5.000%, 6/1/39	401	434
Pool #931995, 5.000%, 9/1/39	113	122
Pool #931983, 5.500%, 9/1/39	255	279
Pool #AE2496, 4.500%, 9/1/40	182	194
Pool #AL3000, 3.500%, 12/1/42	230	232
Pool #AX3195, 4.000%, 9/1/44	78	80
Pool #MA2495, 3.500%, 1/1/46	118	118
Pool #AS7388, 3.500%, 6/1/46	206	207
Pool #AS8483, 3.000%, 12/1/46	348	340
Pool #AS9393, 4.000%, 4/1/47	96	99
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	24	27

		3,465

Non-Agency—12.3%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(2)	195	205
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	125	132
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	213	215
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(1)	121	120
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.058%, 11/17/33(1)(2)	100	101
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(1)(2)	150	150
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	325	328
Banc of America Funding Trust 2004-B, 2A1, 3.778%, 11/20/34(1)	67	67
2005-1, 1A1, 5.500%, 2/25/35	65	65
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	51	52
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.984%, 7/25/35	188	194
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 3.586%, 5/25/34(1)	182	181
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	160	165
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	100	103
2017-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	114	117
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	100	103
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	145	151
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	120	122
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)	195	195
COLT Mortgage Loan Trust Funding LLC 2016-1, A2 144A, 3.500%, 5/25/46(2)	64	64
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	61	61
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	144	144

See Notes to Financial Statements

8

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	$45	$42
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	104	103
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	94	93
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.023%, 6/25/34(1)	146	148
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	51	52
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)	9	9
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	125	127
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	195	200
JPMorgan Chase Mortgage Trust 2004-A4, 2A1, 3.584%, 9/25/34(1)	141	143
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	114	114
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	152	152
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	133	129
2017-5, A1 144A, 3.184%, 10/26/48(1)(2)	294	293
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)	78	80
MetLife Securitization Trust 2017-1A, M1 144A 3.640%(1)(2)	100	101
Morgan Stanley – Bank of America (Merrill Lynch) Trust 2013-C13, AS, 4.266%, 11/15/46	360	371
2015-C22, AS, 3.561%, 4/15/48	310	305
New Residential Mortgage Loan Trust 2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	186	187
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	138	139
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	115	116
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	171	177
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	112	114
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.597%, 3/25/35	165	165
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	150	151
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	91	91
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	116	119
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(1)	106	104
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	150	150
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	119	118
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	220	221
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	100	101
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	445	439
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	100	98
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)	62	62
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)	214	213
Verus Securitization Trust 2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	171	170
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	140	140

	PAR VALUE	VALUE
Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	$300	$297

		8,869
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,270)		12,334

ASSET-BACKED SECURITIES—9.1%

Auto Floor Plan—0.4%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.622%, 9/27/21(2)	310	311

Automobiles—5.0%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(2)	185	184
AmeriCredit Automobile Receivables Trust 2014-1, D 2.540%, 6/8/20	235	235
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	200	199
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	182
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	234
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	153	152
Drive Auto Receivables Trust 2015-DA, C 144A, 3.380%, 11/15/21(2)	144	145
2017-2, C, 2.750%, 9/15/23	220	219
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(2)	235	235
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(2)	255	257
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(2)	220	217
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	175	172
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	220	218
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(2)	180	180
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	185	182
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	220	216
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(2)	165	165
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	220	218

		3,610

Other—3.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	203	200
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	180	180
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	185	184
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	170	168

See Notes to Financial Statements

9

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—continued
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	$146	$143
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	82	82
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	185	186
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(2)	202	197
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	180	180
Orange Lake Timeshare Trust 2012-AA, A 144A 3.450%, 3/10/27(2)	19	19
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(2)	185	184
2018-1A, A 144A, 3.110%, 6/17/24(2)	180	180
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(2)	129	129
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(2)	178	179
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	182	183

		2,394

Student Loans—0.4%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	220	216
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(2)	48	48

		264
TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,621)		6,579

CORPORATE BONDS AND NOTES—52.1%

Consumer Discretionary—5.4%
Altice France S.A. 144A 7.375%, 5/1/26(2)	200	190
Beazer Homes USA, Inc. 6.750%, 3/15/25	140	139
Charter Communications Operating LLC 4.908%, 7/23/25	185	189
CSC Holdings LLC 144A 5.375%, 2/1/28(2)	200	189
Discovery Communications LLC 3.950%, 3/20/28	175	168
Dollar General Corp. 4.125%, 5/1/28	214	216
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	249
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	60	64
General Motors Financial Co., Inc. 4.200%, 3/1/21	90	92
3.450%, 4/10/22	30	30
Horton (D.R.), Inc. 4.750%, 2/15/23	220	231
L Brands, Inc. 6.875%, 11/1/35	82	79
Lear Corp. 3.800%, 9/15/27	220	211
Lennar Corp. 144A, 5.250%, 6/1/26(2)	150	148
144A, 4.750%, 11/29/27(2)	145	139

	PAR VALUE	VALUE
Consumer Discretionary—continued
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	$115	$116
MDC Holdings, Inc. 5.500%, 1/15/24	180	183
Meredith Corp. 144A 6.875%, 2/1/26(2)	55	56
PulteGroup, Inc. 6.375%, 5/15/33	130	136
QVC, Inc. 4.375%, 3/15/23	265	265
Scientific Games International, Inc. 6.625%, 5/15/21	95	97
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(2)	145	136
TRI Pointe Group, Inc. 5.875%, 6/15/24	105	106
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	145	145
Wyndham Worldwide Corp. 5.100%, 10/1/25	245	253
4.500%, 4/1/27	50	50

		3,877

Consumer Staples—1.8%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	185	184
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	105	106
CVS Health Corp. 2.875%, 6/1/26	255	235
4.300%, 3/25/28	158	159
Flowers Foods, Inc. 4.375%, 4/1/22	275	285
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	180	166
Safeway, Inc. 7.250%, 2/1/31	115	93
Tops Holding LLC 144A 8.000%, 6/15/22(2)(8)	155	71

		1,299

Energy—5.3%
Andeavor Logistics LP 4.250%, 12/1/27	185	180
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	25	25
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	110	115
Crestwood Midstream Partners LP 5.750%, 4/1/25	125	124
Enbridge Energy Partners LP 4.375%, 10/15/20	30	31
5.875%, 10/15/25	145	159
Energy Transfer Partners LP 4.200%, 4/15/27	185	179
EP Energy LLC 144A 8.000%, 11/29/24(2)	75	75
Gazprom OAO 144A 4.950%, 2/6/28(2)(5)	210	208
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	119

See Notes to Financial Statements

10

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$190	$204
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	306
MPLX LP 4.875%, 12/1/24	255	267
NuStar Logistics LP 5.625%, 4/28/27	165	160
Parsley Energy LLC 144A 5.625%, 10/15/27(2)	160	160
Petrobras Global Finance BV 7.375%, 1/17/27	240	260
Petroleos Mexicanos 6.500%, 3/13/27	205	219
Range Resources Corp. 4.875%, 5/15/25	145	135
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140	152
4.200%, 3/15/28	35	34
SM Energy Co. 5.625%, 6/1/25	45	43
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	217
Sunoco LP 144A 5.500%, 2/15/26(2)	75	72
TransMontaigne Partners LP 6.125%, 2/15/26	60	60
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	110	112
Valero Energy Partners LP 4.500%, 3/15/28	175	176

		3,792

Financials—17.0%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	201
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	180	189
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	190	191
Ares Capital Corp. 3.500%, 2/10/23	75	73
4.250%, 3/1/25	145	141
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)	270	262
Athene Holding Ltd. 4.125%, 1/12/28	175	168
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	195	183
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	192
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	300	281
Banco Santander Chile 144A 3.875%, 9/20/22(2)	215	217
Bank of America Corp. 144A, 3.004%, 12/20/23(2)	255	250
4.200%, 8/26/24	338	343
Bank of Montreal 3.803%, 12/15/32	303	287
BrightSphere Investment Group plc 4.800%, 7/27/26	200	201

	PAR VALUE	VALUE
Financials—continued
Brookfield Finance LLC 4.000%, 4/1/24	$232	$234
Capital One Financial Corp.
4.200%, 10/29/25	180	178
3.750%, 7/28/26	200	190
Citigroup, Inc. 3.200%, 10/21/26	330	314
Compass Bank 3.875%, 4/10/25	250	244
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	290	289
Discover Financial Services 3.950%, 11/6/24	190	188
FS Investment Corp. 4.250%, 1/15/20	165	166
4.750%, 5/15/22	40	40
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	541
ICAHN Enterprises LP 6.375%, 12/15/25	145	146
Jefferies Group LLC 5.125%, 1/20/23	85	90
4.850%, 1/15/27	100	102
JPMorgan Chase & Co. 3.300%, 4/1/26	365	353
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	240
Leucadia National Corp. 5.500%, 10/18/23	150	154
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)	245	250
Lincoln National Corp. 4.200%, 3/15/22	250	257
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)	210	226
Manulife Financial Corp. 4.150%, 3/4/26	215	218
Mizuho Financial Group, Inc. 3.549%, 3/5/23	200	199
Morgan Stanley 4.100%, 5/22/23	155	157
3.125%, 7/27/26	365	345
6.375%, 7/24/42	435	562
Navient Corp. 7.250%, 9/25/23	40	42
6.750%, 6/25/25	110	111
Nordea Bank AB 144A 2.125%, 5/29/20(2)	200	196
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(2)(5)	255	266
Prudential Financial, Inc. 5.875%, 9/15/42	75	79
5.625%, 6/15/43(4)	160	168
S&P Global, Inc. 4.000%, 6/15/25	195	199
Santander Holdings USA, Inc.
3.700%, 3/28/22	185	185
4.400%, 7/13/27	70	70
SBA Tower Trust 144A 2.877%, 7/10/46(2)	320	315
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	202

See Notes to Financial Statements

11

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Springleaf Finance Corp. 6.875%, 3/15/25	$65	$65
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	160	156
Trinity Acquisition plc 3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	81
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	200	196
UBS AG 7.625%, 8/17/22	500	561
Wells Fargo & Co. 3.069%, 1/24/23	95	93
3.550%, 9/29/25	145	142
Series S, 5.900%, 8/15/27	255	263

		12,267

Health Care—4.2%
Abbott Laboratories 3.400%, 11/30/23	40	40
3.750%, 11/30/26	285	283
AbbVie, Inc. 2.850%, 5/14/23	135	131
3.600%, 5/14/25	65	64
3.200%, 5/14/26	110	105
Allergan Sales LLC 144A 4.875%, 2/15/21(2)	75	77
AmerisourceBergen Corp. 3.450%, 12/15/27	145	138
Anthem, Inc. 3.650%, 12/1/27	50	48
4.101%, 3/1/28	185	185
Becton Dickinson & Co. (3 month LIBOR + 0.875%) 2.944%, 12/29/20	60	60
3.363%, 6/6/24	38	37
3.700%, 6/6/27	225	217
Cardinal Health, Inc. 3.200%, 3/15/23	130	128
3.079%, 6/15/24	10	10
3.410%, 6/15/27	75	71
Community Health Systems, Inc. 6.250%, 3/31/23	95	88
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	35	36
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	35	36
HCA, Inc. 5.375%, 2/1/25	80	80
Mylan NV 3.150%, 6/15/21	55	54
3.950%, 6/15/26	145	141
Owens & Minor, Inc. 3.875%, 9/15/21	35	35
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	120	125
Tenet Healthcare Corp. 4.500%, 4/1/21	85	84
144A, 4.625%, 7/15/24(2)	75	72

	PAR VALUE	VALUE
Health Care—continued
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	$80	$64
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(2)	25	25
144A, 6.500%, 3/15/22(2)	10	10
144A, 5.500%, 3/1/23(2)	50	44
144A, 7.000%, 3/15/24(2)	20	21
Zimmer Biomet Holdings, Inc. (3 month LIBOR + 0.750%) 2.928%, 3/19/21	220	220
3.550%, 4/1/25	255	247

		3,053

Industrials—2.0%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	200	190
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	115	115
CNH Industrial N.V. 4.500%, 8/15/23	153	156
3.850%, 11/15/27	98	95
Masco Corp. 5.950%, 3/15/22	84	91
4.450%, 4/1/25	55	56
Owens Corning 3.400%, 8/15/26	200	193
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(2)	75	75
Pitney Bowes, Inc. 4.125%, 5/15/22	176	166
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	145	149
TransDigm, Inc. 6.000%, 7/15/22	115	117
6.500%, 5/15/25	45	45

		1,448

Information Technology—3.2%
Apple, Inc. 2.900%, 9/12/27	305	290
3.000%, 11/13/27	125	120
Arrow Electronics, Inc. 3.875%, 1/12/28	185	179
Broadcom Corp. 3.000%, 1/15/22	80	78
3.625%, 1/15/24	145	143
Citrix Systems, Inc. 4.500%, 12/1/27	170	168
Dell International LLC 144A, 6.020%, 6/15/26(2)	40	43
144A, 8.100%, 7/15/36(2)	85	103
Flex Ltd. 4.750%, 6/15/25	200	209
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	124
Jabil, Inc. 3.950%, 1/12/28	150	145
VeriSign, Inc. 4.750%, 7/15/27	145	139
Verisk Analytics, Inc. 4.000%, 6/15/25	190	191
VMware, Inc. 2.950%, 8/21/22	94	90
3.900%, 8/21/27	100	95

See Notes to Financial Statements

12

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Western Digital Corp. 4.750%, 2/15/26	$180	$180

		2,297

Materials—4.0%
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	200	192
BHP Billiton Finance USA Ltd. 144A 6.750%(2)(4)(7)	200	225
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	200	191
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	95	94
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	185	179
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	150	160
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	200	202
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	375	383
NewMarket Corp. 4.100%, 12/15/22	288	295
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	80	77
144A, 5.000%, 5/1/25(2)	100	96
OCP SA 144A 5.625%, 4/25/24(2)	200	211
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	200	197
Teck Resources Ltd. 144A 8.500%, 6/1/24(2)	40	44
United States Steel Corp. 6.250%, 3/15/26	145	144
Vulcan Materials Co. 3.900%, 4/1/27	185	182

		2,872

Real Estate—4.3%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	117
American Tower Corp. 3.000%, 6/15/23	86	83
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	55
Corporate Office Properties LP 3.600%, 5/15/23	265	259
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	208
EPR Properties 4.750%, 12/15/26	245	245
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	123
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	184
Hospitality Properties Trust 4.950%, 2/15/27	220	224
Kilroy Realty LP 4.375%, 10/1/25	190	192
LifeStorage LP 3.500%, 7/1/26	195	186
3.875%, 12/15/27	75	72

	PAR VALUE	VALUE
Real Estate—continued
MPT Operating Partnership LP 6.375%, 3/1/24	$20	$21
5.500%, 5/1/24	90	92
5.000%, 10/15/27	85	83
National Retail Properties, Inc. 4.000%, 11/15/25	60	60
Physicians Realty LP 3.950%, 1/15/28	200	192
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	149
Select Income REIT 4.500%, 2/1/25	190	188
Welltower, Inc. 4.000%, 6/1/25	200	200
WP Carey, Inc. 4.600%, 4/1/24	160	164

		3,097

Telecommunication Services—2.5%
AT&T, Inc. 3.900%, 8/14/27	155	156
144A, 4.100%, 2/15/28(2)	449	446
Consolidated Communications, Inc. 6.500%, 10/1/22	104	93
Frontier Communications Corp. 7.125%, 1/15/23	145	98
144A, 8.500%, 4/1/26(2)	70	68
Level 3 Financing, Inc. 5.375%, 1/15/24	145	141
Qwest Corp. 7.250%, 9/15/25	150	162
Telefonica Emisiones SAU 4.570%, 4/27/23	225	236
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	200	191
Verizon Communications, Inc. 4.125%, 3/16/27	180	182

		1,773

Utilities—2.4%
American Electric Power Co., Inc. 3.200%, 11/13/27	170	162
Duke Energy Corp. 2.650%, 9/1/26	205	187
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	200	204
Exelon Corp. 3.497%, 6/1/22	255	253
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	210	216
PNM Resources, Inc. 3.250%, 3/9/21	155	155
Southern Power Co. 4.150%, 12/1/25	230	236
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	200	203
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	130	123

		1,739
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $37,806)		37,514

See Notes to Financial Statements

13

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS—4.9%

Chemicals—0.0%
Tronox Blocked Borrower LLC First Lien , (3 month LIBOR + 3.000%) 5.302%, 9/23/24	$8	$8
Tronox Finance LLC First Lien , (3 month LIBOR + 3.000%) 5.302%, 9/23/24	17	17

		25

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.880%, 9/29/24	60	60

Consumer Non-Durables—0.1%
HLF Financing S.a r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.377%, 2/15/23	37	37

Energy—0.2%
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.765%, 4/12/24	120	119

Financial—0.0%
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.202%, 3/7/23	5	5

Food / Tobacco—0.3%
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.877%, 3/11/25	75	75
CHG PPC Parent LLC First Lien , (3 month LIBOR + 2.750%) 0.000%, 3/21/25(9)	10	10
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.678%, 10/30/22	109	109

		194

Food and Drug—0.1%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.627%, 8/25/21	102	101

Gaming / Leisure—0.8%
Gateway Casinos & Entertainment Ltd. , (1 month LIBOR + 3.000%) 4.750%, 3/13/25	35	35
GVC Holdings PLC , (3 month LIBOR + 2.500%) 0.000%, 3/15/24(9)	95	95
Playa Resorts Holding B.V. , (3 month LIBOR + 3.250%) 5.000%, 4/29/24	94	95
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.686%, 8/14/24	5	5
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.877%, 7/8/24	119	120
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.380%, 6/8/23	84	84
UFC Holdings, LLC First Lien , (1 month LIBOR + 3.250%) 5.130%, 8/18/23	97	98
Wyndham Hotels & Resorts, Inc. Tranche B , (3 month LIBOR + 1.750%) 0.000%, 3/28/25(9)	30	30

		562

Healthcare—0.3%
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.772%, 6/7/23	118	118
Concentra, Inc. Tranche B-1, First Lien , (3 month LIBOR + 2.750%) 4.530%, 6/1/22	10	10

	PAR VALUE	VALUE
Healthcare—continued
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.880%, 12/1/23	$12	$12
Parexel International Corp. , (1 month LIBOR + 2.750%) 4.627%, 9/27/24	20	20
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.627%, 4/29/22	86	88

		248

Housing—0.4%
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 3.936%, 1/2/25	125	126
Capital Automotive LP Tranche B-2, First Lien , (1 month LIBOR + 2.500%) 4.380%, 3/25/24	164	164

		290

Information Technology—0.4%
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.787%, 11/3/23	163	162
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(9)	111	111
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(9)	39	40

		313

Manufacturing—0.6%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.127%, 8/18/24	85	85
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	160	109
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.802%, 12/23/21	105	106
Zodiac Pool Solutions LLC
Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	99	99
Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/7/25(9)	35	35

		434

Media / Telecom – Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(9)	95	95

Media / Telecom – Cable/Wireless Video—0.0%
Telenet Financing USD LLC , (3 month LIBOR + 2.500%) 0.000%, 3/1/26(9)	5	5

Media / Telecom – Diversified Media—0.2%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.377%, 2/28/25	80	80
Meredith Corp. , (1 month LIBOR + 3.000%) 4.877%, 1/31/25	95	95

		175

Media / Telecom – Telecommunications—0.4%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.627%, 1/31/25	115	113
Level 3 Financing, Inc. 2024, Tranche B , (1 month LIBOR + 2.250%) 4.111%, 2/22/24	145	145

		258

See Notes to Financial Statements

14

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Media / Telecom – Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.020%, 5/27/24	$10		$10

Service—0.5%
ASGN, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 0.000%, 4/2/25(9)	30		30
Delek US Holdings, Inc. , (3 month LIBOR + 2.500%) 0.000%, 3/14/25(9)	30		30
Red Ventures, LLC First Lien , (1 month LIBOR + 4.000%) 5.877%, 11/8/24	75		75
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.734%, 2/28/22	120		121
TKC Holdings, Inc. First Lien , (3 month LIBOR + 4.250%) 6.030%, 2/1/23	79		80

			336

Transportation – Automotive—0.1%
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.210%, 11/6/24	95		95

Utility—0.3%
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.052%, 6/30/23	109		109
Vistra Operations Co. LLC (1 month LIBOR + 2.500%) 4.377%, 8/4/23	70		70
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	13		13

			192
TOTAL LEVERAGED LOANS (Identified Cost $3,580)			3,554

	SHARES
PREFERRED STOCKS—3.3%

Financial—2.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%	150	(6)	154
Citigroup, Inc. Series J, 7.125%	8,000		229
Huntington Bancshares, Inc. Series E 5.700%	185	(6)	186
JPMorgan Chase & Co. Series Z, 5.300%	225	(6)	231
KeyCorp Series D, 5.000%	190	(6)	187
M&T Bank Corp. Series F, 5.125%	195	(6)	195
MetLife, Inc. Series D 5.875%	78	(6)	79
PNC Financial Services Group, Inc. (The) Series R, 4.850%	215	(6)	215
Series S, 5.000%	195	(6)	194

			1,670

Industrials—1.0%
General Electric Co. Series D, 5.000%	686	(6)	679
TOTAL PREFERRED STOCKS (Identified Cost $2,304)			2,349

	SHARES	VALUE
AFFILIATED MUTUAL FUND(10)—1.6%
Virtus Newfleet Credit Opportunities Fund Class R6	117,904	$1,138
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)		1,138
TOTAL LONG-TERM INVESTMENTS—98.1%
(Identified Cost $71,028)		70,646

SHORT-TERM INVESTMENT—2.5%

Money Market Mutual Fund(10)—2.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	1,796,181	1,796
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,796)		1,796
TOTAL INVESTMENTS—100.6% (Identified Cost $72,824)		72,442
Other assets and liabilities, net—(0.6)%		(478)

NET ASSETS—100.0%		$71,964

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $23,334 or 32.4% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Value shown as par value.
(7)	No contractual maturity date.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

15

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Country Weightings†
United States	85%
Canada	1
Netherlands	1
Chile	1
Luxembourg	1
United Kingdom	1
Switzerland	1
Other	9
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$6,579	$—	$6,579
Corporate Bonds And Notes	37,514	—	37,514
Foreign Government Securities	1,614	—	1,614
Leveraged Loans	3,554	—	3,554
Mortgage-Backed Securities	12,334	—	12,334
Municipal Bonds	2,071	—	2,071
U.S. Government Securities	3,493	—	3,493
Equity Securities:
Affiliated Mutual Fund	1,138	1,138	—
Preferred Stocks	2,349	229	2,120
Short-Term Investment	1,796	1,796	—

Total Investments	$72,442	$3,163	$69,279

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held as of March 31, 2018.

See Notes to Financial Statements

16

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(1)—95.8%

Electric Revenue—5.3%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	$200	$221
Roseville Natural Gas Financing Authority,	450	504
5.000%, 2/15/24
5.000%, 2/15/27	210	241
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	170
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	267

		1,403

General Obligation—14.1%
Cajon Valley Union School District, 5.000%, 8/1/31	250	287
California State of, (AMBAC Insured),
5.000%, 2/1/27	290	348
5.000%, 9/1/32	300	329
6.000%, 4/1/38	250	261
4.000%, 10/1/39	100	105
Gilroy Unified School District 4.000%, 8/1/41	250	259
Grossmont Healthcare District 5.000%, 7/15/25	400	476
Long Beach Community College District, 5.000%, 5/1/32	225	259
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	114
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	106
Oakland Unified School District (AGM Insured) 5.000%, 8/1/24	200	235
Ross Valley School District, 5.000%, 8/1/37	350	387
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	276
Temple City Unified School District, 4.000%, 8/1/33	250	264

		3,706

General Revenue—5.7%
California Infrastructure & Economic Development Bank 5.000%, 10/1/23	200	232
5.000%, 10/1/33	500	594
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	106
Golden State Tobacco Securitization Corp., 5.000%, 6/1/29	350	391
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	145	167

		1,490

Healthcare Revenue—10.4%
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	115
Cedars-Sinai Medical Center, 5.000%, 11/15/31	260	306
Cedars-Sinai Medical Center, 5.000%, 8/15/34	300	347

	PAR VALUE	VALUE
Healthcare Revenue—continued
Sutter Health, 5.000%, 11/15/35	$125	$143
Providence St. Joseph Health Revenue, 4.000%, 10/1/36	50	52
Sutter Health, 5.000%, 8/15/43	135	151
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	111
Sutter Health, 5.000%, 11/15/46	100	112
Lucille Salter Packard Children’s Hospital at Stanford, 4.000%, 11/15/47	250	258
California State Municipal Finance Authority,
Community Medical Centers Revenue, 5.000%, 2/1/27	100	114
Community Medical Centers, 5.000%, 2/1/47	150	164
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(2)	100	109
John Muir Health Center, 5.000%, 8/15/41	100	113
Cottage Health System, 5.000%, 11/1/43	250	277
Loma Linda University Medical Center, 5.250%, 12/1/56(2)	100	107
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	272

		2,751

Higher Education Revenue—4.6%
California Municipal Finance Authority, University of La Verne, 5.000%, 6/1/43	60	68
California State University 5.000%, 11/1/32	125	147
5.000%, 11/1/41	300	343
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	275
University of California,
General Revenue, 5.000%, 5/15/23	100	115
Limited Projects Revenue, 5.000%, 5/15/23	225	258

		1,206

Lease Revenue—5.9%
California State Public Works Board,
Department of Forestry & Fire Protection, 5.000%, 11/1/32	250	250
Department of Corrections, 4.000%, 12/1/33	150	159
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	173
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	387
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	283
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	290

		1,542

Pre-Refunded—16.7%
California State Health Facilities Financing Authority,
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	5	5
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	195	200
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 1/1/28 @ 100), 5.000%, 7/1/36	175	215
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100), 5.125%, 7/1/37	530	644

See Notes to Financial Statements

17

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—continued
California State Public Works Board,
Department of General Services, Buildings 8&9 (Pre-refunded 4/1/19 @100), 6.125%, 4/1/29	$500	$523
Capital Projects (Pre-refunded 10/1/19 @100), 5.750%, 10/1/30	550	584
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-refunded 8/1/23 @ 100) 5.250%, 8/1/39	150	174
Northern California Power Agency, (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	175	196
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,140	1,336
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4 (Pre-refunded 8/1/18 @100) 5.125%, 8/1/38	500	506

		4,383

Special Tax Revenue—4.4%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	230
Los Angeles County Transportation Authority, Special Tax, 5.000%, 7/1/29	400	485
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	175
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	281

		1,171

Tax Allocation Revenue—13.4%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	350	404
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	278
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	70	81
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	243
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	115
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	348
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	100	119
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	341
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	211
Sacramento Redevelopment Agency Successor Agency
(BAM Insured), 5.000%, 12/1/33	75	85
(BAM Insured), 5.000%, 12/1/34	75	85
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	343
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	282
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	215	243

	PAR VALUE	VALUE
Tax Allocation Revenue—continued
Westminster Redevelopment Agency Successor Agency,
(BAM Insured), 4.000%, 11/1/34	$75	$79
(BAM Insured), 4.000%, 11/1/36	250	261

		3,518

Transportation Revenue—7.7%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Senior Lien 1.375%, 4/1/53(3)	150	149
Fontana Redevelopment Agency Successor Agency 5.000%, 10/1/32	200	237
Los Angeles Department of Airports, Los Angeles International Airport, Subordinate Lien 5.000%, 5/15/32	210	240
Los Angeles Harbor Department, 5.000%, 8/1/35	235	267
San Diego County Regional Airport Authority, 5.000%, 7/1/40	400	425
San Diego Unified Port District, 5.000%, 9/1/28	200	226
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	164
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	142
5.000%, 3/1/33	150	170

		2,020

Water & Sewer Revenue—7.6%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	282
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/42	250	292
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	335
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	230	263
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	254
San Diego County Water Authority Financing Corp. 5.000%, 5/1/37	500	580

		2,006
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $24,574)		25,196
TOTAL LONG-TERM INVESTMENTS—95.8% (Identified Cost $24,574)		25,196
TOTAL INVESTMENTS—95.8% (Identified Cost $24,574)		25,196
Other assets and liabilities, net—4.2%		1,116

NET ASSETS—100.0%		$26,312

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

18

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Footnote Legend:

(1)	At March 31, 2018, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2018, 28.83% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $216 or 0.8% of net assets.
(3)	Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$25,196	$—	$25,196	$—

Total Investments	$25,196	$—	$25,196	$—

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities at March 31, 2018.

There were no transfers between Level 1, Level 2 or Level 3 related to securities held as of March 31, 2018.

See Notes to Financial Statements

19

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT OBLIGATIONS—3.6%
U.S. Treasury Note 2.028%, 3/28/19	$2,500	$2,449
TOTAL U.S. GOVERNMENT OBLIGATIONS (Identified Cost $2,449)		2,449

FOREIGN GOVERNMENT SECURITIES—0.3%
Argentine Republic 5.875%, 1/11/28	105	99
6.875%, 1/11/48	105	96
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $209)		195

ASSET-BACKED SECURITIES—0.6%

Automobiles—0.3%
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	215	218

Other—0.3%
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	177	178
TOTAL ASSET-BACKED SECURITIES (Identified Cost $392)		396

CORPORATE BONDS AND NOTES—79.5%

Consumer Discretionary—19.0%
Altice France S.A. 144A, 6.000%, 5/15/22(2)	210	205
144A, 7.375%, 5/1/26(2)	340	324
Altice US Finance I Corp. 144A 5.375%, 7/15/23(2)	210	213
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	15	15
Beazer Homes USA, Inc. 6.750%, 3/15/25	95	94
5.875%, 10/15/27	250	232
Boyne USA, Inc. 144A 7.250%, 5/1/25(2)	155	159
Cablevision Systems Corp. 5.875%, 9/15/22	150	149
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	325	312
CCO Holdings LLC 144A 5.125%, 5/1/27(2)	350	332
Cequel Communications Holdings I LLC 144A, 6.375%, 9/15/20(2)	280	285
144A, 7.500%, 4/1/28(2)	200	204
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	480	479
Series A, 7.625%, 3/15/20	150	149
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	220	219
CSC Holdings LLC 5.250%, 6/1/24	290	276
144A, 5.500%, 4/15/27(2)	135	129
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(2)	250	272
DISH DBS Corp. 5.000%, 3/15/23	475	429
7.750%, 7/1/26	160	151
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	115	118

	PAR VALUE	VALUE
Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	$315	$335
Golden Nugget, Inc. 144A 6.750%, 10/15/24(2)	225	227
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	125	120
iHeartCommunications, Inc. 9.000%, 12/15/19(9)	250	197
Intelsat Jackson Holdings SA 5.500%, 8/1/23	220	178
International Game Technology plc 144A 6.250%, 2/15/22(2)	200	209
L Brands, Inc. 6.875%, 11/1/35	217	210
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	160	172
Lennar Corp. 144A, 5.250%, 6/1/26(2)	265	262
144A, 4.750%, 11/29/27(2)	165	158
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	250	253
M/I Homes, Inc. 5.625%, 8/1/25	205	200
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	295	282
MDC Holdings, Inc. 5.500%, 1/15/24	325	330
Meredith Corp. 144A 6.875%, 2/1/26(2)	265	272
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	65	67
4.500%, 1/15/28	120	113
MGM Resorts International 4.625%, 9/1/26	170	162
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	400	253
PetSmart, Inc. 144A 7.125%, 3/15/23(2)	115	65
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	190	199
PulteGroup, Inc. 5.500%, 3/1/26	200	206
Scientific Games International, Inc. 6.625%, 5/15/21	205	210
144A, 5.000%, 10/15/25(2)	250	243
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(2)	180	174
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(2)	200	185
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(2)	205	202
Sonic Automotive, Inc. 6.125%, 3/15/27	200	193
Tenneco, Inc. 5.000%, 7/15/26	175	170
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(2)	166	174
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	350
Under Armour, Inc. 3.250%, 6/15/26	165	145
Univision Communications, Inc. 144A 5.125%, 5/15/23(2)	230	219
Viking Cruises Ltd. 144A 5.875%, 9/15/27(2)	285	270

See Notes to Financial Statements

20

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Vista Outdoor, Inc. 5.875%, 10/1/23	$185	$173
Weekley Homes LLC 144A 6.625%, 8/15/25(2)	255	252
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	345	344
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(2)	250	244

		12,764

Consumer Staples—3.9%
Albertsons’s Cos LLC 5.750%, 3/15/25	195	166
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	315	327
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	325	333
JBS USA LUX SA 144A 5.750%, 6/15/25(2)	120	112
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	185	176
MARB BondCo plc 144A 7.000%, 3/15/24(2)	200	188
Post Holdings, Inc. 144A, 5.500%, 3/1/25(2)	65	64
144A, 5.000%, 8/15/26(2)	305	290
144A, 5.625%, 1/15/28(2)	25	24
Prestige Brands, Inc. 144A 6.375%, 3/1/24(2)	240	245
Revlon Consumer Products Corp. 6.250%, 8/1/24	200	123
Rite Aid Corp. 6.750%, 6/15/21	250	255
144A, 6.125%, 4/1/23(2)	95	96
Safeway, Inc. 7.250%, 2/1/31	215	174
Tops Holding LLC 144A 8.000%, 6/15/22(2)(9)	130	60

		2,633

Energy—12.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	243	255
Alta Mesa Holdings LP 7.875%, 12/15/24	215	224
American Midstream Partners LP 144A 8.500%, 12/15/21(2)	175	176
Archrock Partners LP 6.000%, 10/1/22	150	149
Berry Petroleum Co., LLC 144A 7.000%, 2/15/26(2)	70	71
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(2)	245	249
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	120	121
California Resources Corp. 144A, 8.000%, 12/15/22(2)	169	133
6.000%, 11/15/24	16	10
Callon Petroleum Co. 6.125%, 10/1/24	200	205
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	210	210

	PAR VALUE	VALUE
Energy—continued
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	$475	$497
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(2)	435	415
Continental Resources, Inc. 4.500%, 4/15/23	145	147
Crestwood Midstream Partners LP 6.250%, 4/1/23	295	297
CrownRock LP 144A 5.625%, 10/15/25(2)	260	257
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	73	74
Energy Transfer Equity LP 5.875%, 1/15/24	200	207
EP Energy LLC 144A, 9.375%, 5/1/24(2)	70	50
144A, 8.000%, 11/29/24(2)	105	106
144A, 8.000%, 2/15/25(2)	80	53
Forum Energy Technologies, Inc. 6.250%, 10/1/21	135	134
FTS International, Inc. 6.250%, 5/1/22	190	191
Geopark Ltd. 144A 6.500%, 9/21/24(2)	215	216
NuStar Logistics LP 5.625%, 4/28/27	155	150
Oasis Petroleum, Inc. 6.875%, 1/15/23	195	197
Peabody Energy Corp. 144A 6.375%, 3/31/25(2)	95	99
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(2)	244	241
144A, 5.999%, 1/27/28(2)	116	115
Range Resources Corp. 4.875%, 5/15/25	215	199
Rowan Cos., Inc. 5.400%, 12/1/42	265	186
RSP Permian, Inc. 5.250%, 1/15/25	100	103
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	115	116
SESI LLC 144A 7.750%, 9/15/24(2)	230	238
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(2)	215	205
SM Energy Co. 5.625%, 6/1/25	85	81
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	200	220
SRC Energy, Inc. 144A 6.250%, 12/1/25(2)	120	120
Sunoco LP 144A, 4.875%, 1/15/23(2)	55	53
144A, 5.500%, 2/15/26(2)	155	150
144A, 5.875%, 3/15/28(2)	55	53
Tapstone Energy LLC 144A 9.750%, 6/1/22(2)	175	145
TransMontaigne Partners LP 6.125%, 2/15/26	105	105
Transocean, Inc. 144A, 7.500%, 1/15/26(2)	65	64
6.800%, 3/15/38	300	234
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(2)	13	11
144A, 7.125%, 4/15/25(2)	55	45

See Notes to Financial Statements

21

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	$230	$234
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	205	191
Weatherford International Ltd. 8.250%, 6/15/23	190	165
9.875%, 2/15/24	30	27
YPF S.A. 144A 6.950%, 7/21/27(2)	200	201

		8,395

Financials—5.4%
Acrisure LLC 144A 7.000%, 11/15/25(2)	240	230
Ally Financial, Inc. 5.750%, 11/20/25	235	242
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	200	210
ICAHN Enterprises LP 5.875%, 2/1/22	295	296
6.375%, 12/15/25	175	176
ING Groep N.V. 6.000%(4)(6)	200	205
iStar, Inc. 6.000%, 4/1/22	170	170
5.250%, 9/15/22	335	324
Ladder Capital Finance Holdings LLLP 144A, 5.875%, 8/1/21(2)	265	270
144A, 5.250%, 3/15/22(2)	80	80
Nationstar Mortgage LLC 6.500%, 7/1/21	250	254
Navient Corp. 6.500%, 6/15/22	208	215
7.250%, 9/25/23	60	63
6.750%, 6/25/25	190	193
Springleaf Finance Corp. 6.125%, 5/15/22	335	341
6.875%, 3/15/25	130	130
Voya Financial, Inc. 5.650%, 5/15/53	205	209

		3,608

Health Care—8.6%
Avantor, Inc. 144A 6.000%, 10/1/24(2)	130	129
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(2)	85	84
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(2)	195	198
Community Health Systems, Inc. 6.875%, 2/1/22	115	67
6.250%, 3/31/23	375	345
Concordia International Corp. 144A 9.000%, 4/1/22(2)	65	59
DaVita, Inc. 5.125%, 7/15/24	100	98
5.000%, 5/1/25	100	97
DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	215	216
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(5)	235	237

	PAR VALUE	VALUE
Health Care—continued
Endo Finance LLC 144A 5.375%, 1/15/23(2)	$250	$189
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	70	72
HCA, Inc. 5.375%, 2/1/25	330	331
5.250%, 6/15/26	165	167
Kindred Healthcare, Inc. 8.000%, 1/15/20	100	106
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(2)	110	88
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	225	232
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	210	205
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(2)(5)	105	107
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(2)	325	327
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(2)	200	208
144A, 6.750%, 7/1/25(2)	55	53
Tenet Healthcare Corp. 6.000%, 10/1/20	230	238
8.125%, 4/1/22	85	89
144A, 5.125%, 5/1/25(2)	110	106
144A, 7.000%, 8/1/25(2)	380	374
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	115	92
Valeant Pharmaceuticals International, Inc. 144A, 7.250%, 7/15/22(2)	70	70
144A, 5.875%, 5/15/23(2)	200	177
144A, 7.000%, 3/15/24(2)	25	26
144A, 6.125%, 4/15/25(2)	140	121
144A, 5.500%, 11/1/25(2)	350	341
144A, 9.000%, 12/15/25(2)	70	70
144A 9.250%, 4/1/26(2)	135	134
Wellcare Health Plans, Inc. 5.250%, 4/1/25	135	136
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	220	210

		5,799

Industrials—5.6%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(2)	205	207
Beacon Escrow Corp. 144A 4.875%, 11/1/25(2)	185	176
Bombardier, Inc. 144A, 6.125%, 1/15/23(2)	265	264
144A, 7.500%, 12/1/24(2)	155	161
GW Honos Security Corp. 144A 8.750%, 5/15/25(2)	210	220
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(2)	150	155
JSL Europe S.A. 144A 7.750%, 7/26/24(2)	200	203
Latam Finance Ltd. 144A 6.875%, 4/11/24(2)	205	215
Navistar International Corp. 144A 6.625%, 11/1/25(2)	285	285

See Notes to Financial Statements

22

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
New Enterprise Stone & Lime Co., Inc. 144A 6.250%, 3/15/26(2)	$110	$110
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	130	139
Standard Industries, Inc. 144A, 6.000%, 10/15/25(2)	155	159
144A, 4.750%, 1/15/28(2)	100	94
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	150	150
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	360	373
TransDigm, Inc. 6.000%, 7/15/22	105	107
6.500%, 7/15/24	95	97
6.500%, 5/15/25	230	232
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(2)(5)	220	233
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	192	189

		3,769

Information Technology—4.1%
Blackboard, Inc. 144A 9.750%, 10/15/21(2)	129	110
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(2)	220	220
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(2)	210	219
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	65	66
First Data Corp. 144A, 5.000%, 1/15/24(2)	105	105
144A, 5.750%, 1/15/24(2)	450	453
Infor US, Inc. 6.500%, 5/15/22	200	204
Match Group, Inc. 144A 5.000%, 12/15/27(2)	140	138
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	320	316
Radiate Holdco LLC 144A, 6.875%, 2/15/23(2)	55	53
144A, 6.625%, 2/15/25(2)	240	223
VeriSign, Inc. 4.750%, 7/15/27	170	163
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	215	207
Western Digital Corp. 4.750%, 2/15/26	280	279

		2,756

Materials—9.4%
AK Steel Corp. 7.625%, 10/1/21	100	103
7.500%, 7/15/23	140	148
Alpha 3 BV 144A 6.250%, 2/1/25(2)	280	283
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(2)(5)	210	220
Ardagh Packaging Finance plc 144A, 7.250%, 5/15/24(2)	345	367
144A, 6.000%, 2/15/25(2)	200	201

	PAR VALUE	VALUE
Materials—continued
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(2)	$235	$244
BWAY Holding Co. 144A, 5.500%, 4/15/24(2)	75	75
144A, 7.250%, 4/15/25(2)	190	194
Cascades, Inc. 144A, 5.500%, 7/15/22(2)	140	141
144A, 5.750%, 7/15/23(2)	115	117
Cornerstone Chemical Co.Cornerstone Chemical Co. 144A 6.750%, 8/15/24(2)	200	199
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	165	166
Flex Acquisition Co., Inc. 144A 6.875%, 1/15/25(2)	100	99
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	265	263
Hexion Inc. 6.625%, 4/15/20	75	70
Hexion U.S. Finance Corp. 144A, 10.375%, 2/1/22(2)	75	73
144A, 13.750%, 2/1/22(2)	190	161
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	315	319
Ingevity Corp. 144A 4.500%, 2/1/26(2)	365	351
James Hardie International Finance DAC 144A, 4.750%, 1/15/25(2)	200	196
144A, 5.000%, 1/15/28(2)	200	194
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	280	290
Mercer International, Inc. 144A 5.500%, 1/15/26(2)	80	79
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	110	105
144A, 5.000%, 5/1/25(2)	175	168
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(2)	180	189
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	290	283
PQ Corp. 144A 5.750%, 12/15/25(2)	150	149
Reynolds Group Issuer, Inc. RegS 7.000%, 7/15/24(3)	185	194
Teck Resources Ltd. 144A, 8.500%, 6/1/24(2)	75	83
6.125%, 10/1/35	150	159
United States Steel Corp. 6.250%, 3/15/26	235	234
Vedanta Resources plc 144A 6.375%, 7/30/22(2)	200	204

		6,321

Real Estate—1.2%
CoreCivic, Inc. 5.000%, 10/15/22	145	147
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(2)	170	165
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(2)	150	150
MPT Operating Partnership LP 6.375%, 3/1/24	65	68
5.000%, 10/15/27	130	128

See Notes to Financial Statements

23

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—continued
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	$185	$167

		825

Telecommunication Services—6.8%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	300	257
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	176
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	135	121
Consolidated Communications, Inc. 6.500%, 10/1/22	125	112
Digicel Ltd. 144A 6.750%, 3/1/23(2)	200	180
Frontier Communications Corp. 8.500%, 4/15/20	396	398
7.125%, 1/15/23	300	202
144A, 8.500%, 4/1/26(2)	100	97
GTH Finance BV 144A 7.250%, 4/26/23(2)	200	217
Level 3 Financing, Inc. 5.375%, 1/15/24	80	78
5.250%, 3/15/26	135	127
Qwest Corp. 7.250%, 9/15/25	130	140
Sprint Capital Corp. 6.875%, 11/15/28	250	233
Sprint Communications, Inc. 6.000%, 11/15/22	235	231
Sprint Corp. 7.875%, 9/15/23	450	460
T-Mobile USA, Inc. 6.500%, 1/15/24	275	288
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	400	383
Virgin Media Finance plc 144A 6.000%, 10/15/24(2)	250	248
West Corp. 144A 8.500%, 10/15/25(2)	200	194
Windstream Services LLC 144A, 6.375%, 8/1/23(2)	115	66
144A, 8.750%, 12/15/24(2)	80	47
144A, 8.625%, 10/31/25(2)	56	52
Zayo Group LLC 6.000%, 4/1/23	180	185
6.375%, 5/15/25	70	72
144A, 5.750%, 1/15/27(2)	35	34

		4,598

Utilities—3.0%
AmeriGas Partners LP 5.500%, 5/20/25	105	101
Calpine Corp. 5.375%, 1/15/23	350	335
Dynegy, Inc. 7.375%, 11/1/22	425	448
Ferrellgas Partners LP 8.625%, 6/15/20	140	128
6.750%, 6/15/23	210	191

	PAR VALUE	VALUE
Utilities—continued
NRG Energy, Inc. 7.250%, 5/15/26	$185	$196
144A, 5.750%, 1/15/28(2)	55	54
Suburban Propane Partners LP 5.500%, 6/1/24	145	140
TerraForm Power Operating LLC 144A, 4.250%, 1/31/23(2)	175	168
144A, 5.000%, 1/31/28(2)	240	228
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(2)(9)(10)	500	—	(11)

		1,989
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $54,069)		53,457

LEVERAGED LOANS(1)—11.5%

Chemicals—0.4%
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.627%, 6/15/24	36	36
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.802%, 2/14/24	60	60
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.127%, 8/25/23	168	171

		267

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.880%, 9/29/24	144	146

Consumer Non-Durables—0.9%
Diamond (BC) B.V. , (2 month LIBOR + 3.000%) 4.994%, 9/6/24	140	139
HLF Financing S.a r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.377%, 2/15/23	102	103
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 7.052%, 6/30/24	253	256
Revlon Consumer Products Corp. Tranche B , (1 month LIBOR + 3.500%) 0.000%, 9/7/23(7)	100	78

		576

Energy—0.7%
California Resources Corp.
(1 month LIBOR + 10.375%) 12.229%, 12/31/21	155	175
(1 month LIBOR + 4.750%) 6.572%, 12/31/22	55	55
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 9.444%, 8/23/21	31	33
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.810%, 12/31/23	14	14
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	185	186

		463

Financial—0.4%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.877%, 8/4/25	278	286
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.202%, 3/7/23	10	10

		296

See Notes to Financial Statements

24

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Food / Tobacco—0.3%
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.377%, 10/10/23	$78	$79
Milk Specialties Co. , (3 month LIBOR + 4.000%) 6.302%, 8/16/23	147	147

		226

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.627%, 8/25/21	191	189

Forest Prod / Containers—0.6%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.490%, 12/7/24	64	62
Klockner Pentaplast of America, Inc. , (1 month LIBOR + 4.250%) 6.127%, 6/30/22	353	339

		401

Gaming / Leisure—0.6%
Gateway Casinos & Entertainment Ltd. , (1 month LIBOR + 3.000%) 4.750%, 3/13/25	45	45
Mohegan Tribal Gaming Authority Tranche B , (1 month LIBOR + 4.000%) 5.877%, 10/13/23	183	182
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.686%, 8/14/24	10	10
UFC Holdings, LLC First Lien , (1 month LIBOR + 3.250%) 5.130%, 8/18/23	193	194

		431

Healthcare—0.5%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.855%, 1/16/23	157	150
Immucor, Inc. Tranche B-3 , (3 month LIBOR + 5.000%) 7.302%, 6/15/21	20	20
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.461%, 12/5/25	15	15
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.188%, 2/22/24	85	85
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.627%, 4/29/22	93	95

		365

Housing—0.6%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.122%, 10/25/23	134	136
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.880%, 3/24/25	113	114
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	149	150

		400

Information Technology—1.1%
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.734%, 6/30/21	81	75
Intralinks, Inc. First Lien , (1 month LIBOR + 4.000%) 5.880%, 11/14/24	140	140
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 10.023%, 11/1/24	78	81
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.536%, 2/2/24	111	111

	PAR VALUE	VALUE
Information Technology—continued
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.787%, 11/3/23	$144	$143
Sorenson Communications LLC First Lien , (3 month LIBOR + 5.750%) 8.060%, 4/30/20	110	110
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.802%, 1/27/23	70	69

		729

Manufacturing—0.9%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.127%, 8/18/24	30	30
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	320	219
Filtration Group Corp. , (3 month LIBOR + 3.000%) 0.000%, 3/29/25(7)	40	40
Robertshaw US Holding Corp. First Lien , (1 month LIBOR + 3.500%) 5.438%, 2/28/25	115	116
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.802%, 12/23/21	229	230

		635

Media / Telecom – Diversified Media—0.0%
Meredith Corp. , (1 month LIBOR + 3.000%) 4.877%, 1/31/25	30	30

Media / Telecom – Telecommunications—0.4%
Securus Technologies Holdings, Inc. Second Lien , (1 month LIBOR + 8.250%) 10.127%, 11/1/25	260	262

Media / Telecom – Wireless Communications—0.2%
Sprint Communications, Inc. , (1 month LIBOR + 2.500%) 4.438%, 2/2/24	114	114

Metals / Minerals—0.5%
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 6.880%, 3/18/24	181	180
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.240%, 2/12/25	140	140

		320

Retail—0.4%
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.191%, 2/3/25	175	175
Leslie’s Poolmart, Inc. Tranche B-2 , (2 month LIBOR + 3.500%) 5.278%, 8/16/23	106	107

		282

Service—1.6%
Advantage Sales & Marketing, Inc. Second Lien , (3 month LIBOR + 6.500%) 8.267%, 7/25/22	80	77
Brickman Group Ltd. LLC (The) Second Lien , (1 month LIBOR + 6.500%) 8.308%, 12/17/21	51	52
Crossmark Holdings, Inc. Second Lien , (3 month LIBOR + 7.500%) 9.802%, 12/21/20(10)	190	14
Laureate Education, Inc. 2024 , (1 month LIBOR + 3.500%) 5.377%, 4/26/24	130	130
PAE Holding Corp. First Lien , (2 month LIBOR + 5.500%) 7.494%, 10/20/22	68	68
Red Ventures, LLC First Lien , (1 month LIBOR + 4.000%) 5.877%, 11/8/24	179	181

See Notes to Financial Statements

25

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Service—continued
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.734%, 2/28/22	$390		$391
TKC Holdings, Inc. First Lien , (3 month LIBOR + 4.250%) 6.030%, 2/1/23	158		160

			1,073

Transportation – Automotive—0.1%
Deck Chassis Acquisition, Inc. Second Lien , (1 month LIBOR + 6.000%) 7.877%, 6/15/23	35		36

Utility—0.8%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.377%, 4/13/23	171		172
Lightstone Holdco LLC
Tranche B, (1 month LIBOR + 3.750%) 5.627%, 1/30/24	79		79
Tranche C, (1 month LIBOR + 3.750%) 5.627%, 1/30/24	5		5
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.877%, 4/15/24	109		106
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	136		137
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	24		24

			523
TOTAL LEVERAGED LOANS (Identified Cost $7,979)			7,764

	SHARES
PREFERRED STOCKS—1.6%

Financial—1.6%
Citigroup, Inc. Series T, 6.250%	155	(8)	164
Goldman Sachs Group, Inc. (The) Series L, 5.700%	215	(8)	219
Huntington Bancshares, Inc. Series E 5.700%	275	(8)	276
JPMorgan Chase & Co. Series V, 5.000%	145	(8)	146
KeyCorp Series D, 5.000%	250	(8)	246
TOTAL PREFERRED STOCKS (Identified Cost $1,042)			1,051

COMMON STOCKS—0.4%

Consumer Discretionary—0.4%
Caesars Entertainment Corp.(12)	6,615		74
VICI Properties, Inc.	8,620		158

			232

Energy—0.0%
Frontera Energy Corp.(12)	557		16
Sabine Oil & Gas LLC(12)	157		7

			23
TOTAL COMMON STOCKS (Identified Cost $269)			255

	SHARES	VALUE
RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.	8,563	$4
TOTAL RIGHTS (Identified Cost $7)		4

WARRANTS—0.0%

Energy—0.0%
Sabine Oil & Gas LLC(10)(12)	89	—	(11)
Sabine Oil & Gas LLC(10)(12)	501	3
TOTAL WARRANTS (Identified Cost $4)		3
TOTAL LONG-TERM INVESTMENTS—97.5%
(Identified Cost $66,420)		65,574	(13)

SHORT-TERM INVESTMENT—5.6%

Money Market Mutual Fund—5.6%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(14)	3,792,822	3,793
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,793)		3,793
TOTAL INVESTMENTS—103.1% (Identified Cost $70,213)		69,367
Other assets and liabilities, net—(3.1)%		(2,099)

NET ASSETS—100.0%		$67,268

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $33,062 or 49.1% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	100% of the income received was in cash.
(6)	No contractual maturity date.
(7)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

26

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Amount is less than $500.
(12)	Non-income producing.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	83%
Canada	5
Luxembourg	3
Netherlands	2
Bermuda	1
Ireland	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$396	$—	$396	$—
Corporate Bonds And Notes	53,457	—	53,457	—
Foreign Government Securities	195	—	195	—
Leveraged Loans	7,764	—	7,750	14
U.S. Government Obligations	2,449	—	2,449	—
Equity Securities:
Common Stocks	255	248	—	7
Preferred Stocks	1,051	—	1,051	—
Rights	4	—	—	4
Short-Term Investment	3,793	3,793	—	—
Warrants	3	—	—	3

Total Investments	$69,367	$4,041	$65,298	$28

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2018. A security with an end of period value of $14 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

27

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—5.4%
U.S. Treasury Note 1.375%, 6/30/18	$19,890	$19,869
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $19,881)		19,869

MUNICIPAL BOND—0.1%

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	194
TOTAL MUNICIPAL BOND (Identified Cost $194)		194

FOREIGN GOVERNMENT SECURITIES—1.2%
Argentine Republic 5.625%, 1/26/22	715	725
4.625%, 1/11/23	975	940
Republic of South Africa 4.665%, 1/17/24	875	878
Republic of Turkey 6.250%, 9/26/22	825	874
Sultanate of Oman 144A 4.125%, 1/17/23(2)	935	899
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,443)		4,316

MORTGAGE-BACKED SECURITIES—28.5%

Agency—4.1%
Federal Home Loan Mortgage Corp. Pool #G08628 4.000%, 2/1/45	277	286
Federal National Mortgage Association
Pool #AD6058, 4.000%, 8/1/25	56	57
Pool #AO5149, 3.000%, 6/1/27	193	194
Pool #AL7532, 3.000%, 11/1/27	709	712
Pool #AB9487, 2.500%, 5/1/28	576	569
Pool #MA2094, 2.500%, 11/1/29	552	543
Pool #AS5783, 2.500%, 9/1/30	1,318	1,296
Pool #AS5730, 3.000%, 9/1/30	2,130	2,131
Pool #AS5927, 3.000%, 10/1/30	1,246	1,247
Pool #AZ4794, 3.000%, 10/1/30	4,136	4,139
Pool #AS6593, 2.500%, 2/1/31	1,494	1,464
Pool #MA0908, 4.000%, 11/1/31	319	332
Pool #AC3654, 5.000%, 10/1/39	226	244
Pool #AD3841, 4.500%, 4/1/40	90	95
Pool #AX2491, 4.000%, 10/1/44	703	723
Pool #AS9393, 4.000%, 4/1/47	885	908
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	3	2
Government National Mortgage Association
Pool #333668, 7.000%, 7/15/23	2	2
Pool #345039, 7.000%, 9/15/23	6	7
Pool #345536, 7.000%, 1/15/24	1	1
Pool #780023, 7.000%, 9/15/24	4	4
Pool #383330, 7.000%, 7/15/25	1	1
Pool #407660, 7.000%, 7/15/25	10	10

		14,967

Non-Agency—24.4%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(2)	421	419

	PAR VALUE	VALUE
Non-Agency—continued
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	$189	$191
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33	95	97
AMSR Trust 2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 3.208%, 11/17/33(1)(2)	498	500
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.058%, 11/17/33(1)(2)	498	502
Angel Oak Mortgage Trust LLC 2017-3, A1 144A, 2.708%, 11/25/47(1)(2)	384	384
2018-1, A1 144A, 3.258%, 4/27/48(1)(2)	1,095	1,095
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35	47	48
Aventura Mall Trust 2013-AVM, A 144A, 3.743%, 12/5/32(1)(2)	1,721	1,755
2013-AVM, C 144A, 3.743%, 12/5/32(1)(2)	1,130	1,139
Banc of America Funding Trust 2004-B, 2A1, 3.778%, 11/20/34(1)	44	45
2005-1, 1A1, 5.500%, 2/25/35	110	111
2006-2, 3A1, 6.000%, 3/25/36	26	26
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 2004-22CB, 1A1, 6.000%, 10/25/34	285	294
2004-24CB, 1A1, 6.000%, 11/25/34	193	195
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.274%, 8/25/34(1)	573	571
Bayview Commercial Asset Trust
2006-2A, A2 144A, (1 month LIBOR + 0.280%) 2.152%, 7/25/36(1)(2)	277	269
2008-1, A3 144A, (1 month LIBOR + 1.500%) 3.372%, 1/25/38(1)(2)	21	21
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(1)	205	211
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	323	325
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(1)(2)	107	107
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	389	384
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	597	600
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	590	601
Centex Home Equity Loan Trust 2002-A, AF6, 5.540%, 1/25/32	47	47
2004-D, AF5, 5.850%, 9/25/34(1)	271	278
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(2)	750	727
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2, 6.750%, 8/25/34	138	149
2014-A, A 144A, 4.000%, 1/25/35(1)(2)	350	361
2015-PS1, A1 144A, 3.750%, 9/25/42(1)(2)	280	282
2015-A, A1 144A, 3.500%, 6/25/58(1)(2)	798	797
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 2.777%, 4/15/36(1)(2)	1,090	1,094
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(2)	608	605
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(2)	171	170
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.927%, 12/17/33(1)(2)	1,000	1,001

See Notes to Financial Statements

28

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC 2016-1, A1 144A, 3.000%, 5/25/46(2)	$267	$270
2016-1, A2 144A, 3.500%, 5/25/46(2)	893	898
2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	669	666
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	375	375
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	737	737
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	494
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(2)	2,595	2,637
Credit Suisse First Boston Mortgage Securities Corp. 2003-27, 5A3, 5.250%, 11/25/33	46	46
2003-AR30, 5A1, 3.537%, 1/25/34(1)	234	240
Credit Suisse Mortgage Capital Trust 2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.677%, 2/15/29(1)(2)	875	879
2013-HYB1, A16 144A, 3.006%, 4/25/43(1)(2)	658	655
2014-IVR2, A2 144A, 3.798%, 4/25/44(1)(2)	692	696
2017-FHA1, A1 144A, 3.250%, 4/25/47(1)(2)	690	674
Deephaven Residential Mortgage Trust 2017-1A, A1 144A, 2.725%, 12/26/46(1)(2)	246	243
2017-2A, A1 144A, 2.453%, 6/25/47(1)(2)	215	210
2017-3A, A3 144A, 2.813%, 10/25/47(1)(2)	655	649
2018-1A, A1 144A, 2.976%, 12/25/57(1)(2)	1,434	1,434
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(2)	810	809
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	1,009	1,009
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	697	696
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.023%, 6/25/34(1)	116	118
GSAA Home Equity Trust 2005-1, AF4, 5.619%, 11/25/34	112	114
2005-12, AF3W, 4.999%, 9/25/35(1)	40	41
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	340	351
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	1,070	1,053
Home Equity Loan Trust 2003-HS2, AIIB , (1 month LIBOR + 0.250%) 2.122%, 6/25/28(1)	104	103
Hospitality Mortgage Trust 2017-HIT, B 144A , (1 month LIBOR + 1.180%) 2.891%, 5/8/30(1)(2)	1,045	1,049
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	85	85
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)	26	26
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1, 3.546%, 4/25/34(1)	51	51
2004-9, 22A1, 3.893%, 11/25/34(1)	413	415
2004-10, 21A1, 3.801%, 1/25/35(1)	482	485
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2003-S8, A2, 5.000%, 9/25/18	5	5
2003-AR6, A1, 3.253%, 6/25/33(1)	203	205
2003-AR4, 2A1, 3.216%, 8/25/33(1)	118	117
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR, A2 144A, 4.311%, 8/5/32(2)	80	81
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.527%, 7/15/36(1)(2)	759	761
2011-C4, A3 144A, 4.106%, 7/15/46(2)	872	872
2014-C22, A4, 3.801%, 9/15/47	1,695	1,736

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A, 3.500%, 6/25/29(1)(2)	$561	$567
2006-A2, 4A1, 3.718%, 8/25/34(1)	101	102
2004-A4, 2A1, 3.584%, 9/25/34(1)	96	97
2005-A4, 3A1, 3.405%, 7/25/35(1)	406	413
2014-1, 2A12 144A, 3.500%, 1/25/44(1)(2)	742	734
2015-1, AM1 144A, 2.722%, 12/25/44(1)(2)	553	552
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	655	655
2015-5, A2 144A, 2.889%, 5/25/45(1)(2)	694	692
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	1,028	1,026
2011-C4, A4 144A, 4.388%, 7/15/46(2)	295	305
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	1,050	1,019
2017-5, A1 144A, 3.184%, 10/26/48(1)(2)	2,363	2,352
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	221	219
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C 144A , (1 month LIBOR + 1.300%) 3.172%, 11/25/50(1)(2)	775	775
MASTR Alternative Loan Trust 2003-8, 2A1, 5.750%, 11/25/33	96	99
2004-4, 6A1, 5.500%, 4/25/34	135	139
2004-7, 9A1, 6.000%, 8/25/34	107	110
2005-2, 2A1, 6.000%, 1/25/35	387	399
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	46	46
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)	260	266
Mill City Mortgage Trust 2015-1, A3 144A, 3.000%, 6/25/56(1)(2)	600	595
2016-1, A1 144A, 2.500%, 4/25/57(1)(2)	1,122	1,107
2017-1, A1 144A, 2.750%, 11/25/58(1)(2)	441	436
Morgan Stanley – Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,563
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(2)	1,660	1,608
Morgan Stanley Capital I Trust 2017-CLS, A 144A , (1 month LIBOR + 0.700%) 2.477%, 11/15/34(1)(2)	500	501
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.966%, 6/25/44(1)(2)	354	354
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.697%, 8/15/34(1)(2)	1,180	1,184
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	136	140
New Residential Mortgage Loan Trust 2016-2A, A1 144A, 3.750%, 11/26/35(1)(2)	581	586
2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	1,618	1,633
2014-2A, A3 144A, 3.750%, 5/25/54(1)(2)	149	151
2014-3A, AFX3 144A, 3.750%, 11/25/54(1)(2)	1,354	1,367
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	1,181	1,193
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	474	478
2016-3A, A1 144A, 3.750%, 9/25/56(1)(2)	1,041	1,050
2016-4A, A1 144A, 3.750%, 11/25/56(1)(2)	1,375	1,388
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	456	464
NovaStar Mortgage Funding Trust Series 2004-4, M5 , (1 month LIBOR + 1.725%) 3.597%, 3/25/35(1)	1,390	1,393
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)	1,893	1,878
Onslow Bay Financial LLC 2018-1, A2 144A , (1 month LIBOR + 0.650%) 2.527%, 6/25/57(1)(2)	1,460	1,461
Pretium Mortgage Credit Partners I LLC 2017-NPL3, A1 144A, 3.250%, 6/29/32(2)	85	85
2018-NPL1 144A, 3.375%, 1/27/33(2)	1,070	1,067
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)	548	545
2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	946	944

See Notes to Financial Statements

29

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(2)	$690	$676
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)	280	279
RETL 2018-RVP, C144A , (1 month LIBOR + 2.050%) 3.827%, 3/15/33(1)(2)	765	770
Sequoia Mortgage Trust 2015-4, A1 144A 3.000%, 11/25/30(1)(2)	2,184	2,164
Starwood Waypoint Homes Trust 2017-1, A 144A , (1 month LIBOR + 0.950%) 2.727%, 1/17/35(1)(2)	678	681
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A, 3.660%, 2/25/34(1)	529	521
2004-4, 3A2, 3.813%, 4/25/34(1)	532	539
2004-4, 3A1, 3.813%, 4/25/34(1)	111	111
2004-14, 7A, 3.584%, 10/25/34(1)	207	208
Structured Asset Securities Corp. 2003-37A, 2A 3.398%, 12/25/33(1)	105	106
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A 3.357%, 4/25/31(2)	132	131
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-33H, 1A1, 5.500%, 10/25/33	334	340
2003-34A, 6A, 3.782%, 11/25/33(1)	306	303
Towd Point Mortgage Trust 2015-3, A1B 144A, 3.000%, 3/25/54(1)(2)	429	428
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	485	481
2015-5, A1B 144A, 2.750%, 5/25/55(1)(2)	758	752
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	275	277
2016-2, A1 144A, 3.000%, 8/25/55(1)(2)	277	275
2016-4, A1 144A, 2.250%, 7/25/56(1)(2)	641	628
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	360	352
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	146	145
Vericrest Opportunity Loan Trust LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)	1,102	1,099
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)	707	707
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(2)	84	84
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)	857	853
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)	300	297
Verus Securitization Trust 2017-1A, A1 144A, 2.853%, 1/25/47(1)(2)	213	213
2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	1,089	1,082
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	721	721
VSD 2017-PLT1, A 3.600%, 12/25/43	246	246
Wells Fargo Mortgage Backed Securities Trust 2003-G, A1, 3.365%, 6/25/33(1)	50	50
2003-J, 2A1, 3.482%, 10/25/33(1)	118	120
2003-J, 5A1, 3.490%, 10/25/33(1)	190	191
2004-A, A1, 3.785%, 2/25/34(1)	54	56
2004-K, 1A2, 3.476%, 7/25/34(1)	181	184
2004-U, A1, 3.695%, 10/25/34(1)	62	62
2004-Z, 2A1, 3.738%, 12/25/34(1)	129	131
2005-AR12, 2A5, 3.737%, 6/25/35(1)	1,527	1,558
2005-14, 2A1, 5.500%, 12/25/35	49	50

		88,995
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $104,747)		103,962

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—29.7%

Auto Floor Plan—0.7%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.622%, 9/27/21(1)(2)	$1,710	$1,717
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(2)	920	908

		2,625

Automobiles—18.9%
American Credit Acceptance Receivables Trust 2016-1A, B 144A, 4.240%, 6/13/22(2)	470	471
2017-2, C 144A, 2.860%, 6/12/23(2)	920	914
AmeriCredit Automobile Receivables Trust 2014-1, D, 2.540%, 6/8/20	650	650
2016-1, B, 2.300%, 3/8/21	2,330	2,318
2015-3, C, 2.730%, 3/8/21	615	615
2016-2, B, 2.210%, 5/10/21	1,000	994
2015-4, C, 2.880%, 7/8/21	700	701
2016-4, C, 2.410%, 7/8/22	725	713
2017-1, C, 2.710%, 8/18/22	915	904
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(2)	1,025	1,021
Avis Budget Rental Car Funding LLC
(AESOP) 2013-1A, A 144A, 1.920%, 9/20/19(2)	1,560	1,557
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(2)	1,905	1,907
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(2)	910	902
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(2)	800	796
California Republic Auto Receivables Trust 2015-3, B, 2.700%, 9/15/21	650	648
2016-1, B, 3.430%, 2/15/22	785	785
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	920	907
CarFinance Capital Auto Trust 2014-2A, B 144A 2.640%, 11/16/20(2)	425	425
CarMax Auto Owner Trust 2014-4, B, 2.200%, 9/15/20	700	698
2015-2, C, 2.390%, 3/15/21	1,495	1,489
2016-2, B, 2.160%, 12/15/21	750	739
2017-1, B, 2.540%, 9/15/22	900	888
Carnow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(2)	743	740
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	920	911
Chrysler Capital Auto Receivables Trust 2014-BA, D 144A, 3.440%, 8/16/21(2)	750	753
2015-BA, D 144A, 4.170%, 1/16/23(2)	965	974
CPS Auto Receivables Trust 2013-B, A 144A, 1.820%, 9/15/20(2)	396	394
2017-C, B 144A, 2.300%, 7/15/21(2)	1,085	1,076
Drive Auto Receivables Trust 2016-BA, B 144A, 2.560%, 6/15/20(2)	178	178
2016-CA, C 144A, 3.020%, 11/15/21(2)	1,555	1,557
2015-DA, C 144A, 3.380%, 11/15/21(2)	834	837
2017-AA, C 144A, 2.980%, 1/18/22(2)	900	900
DT Auto Owner Trust 2015-3A, C 144A, 3.250%, 7/15/21(2)	333	333
2016-2A, C 144A, 3.670%, 1/18/22(2)	760	763
2016-3A, C 144A, 3.150%, 3/15/22(2)	865	866
2016-4A, C 144A, 2.740%, 10/17/22(2)	1,200	1,198
2018-1A, C144A, 3.470%, 12/15/23(2)	910	910
Exeter Automobile Receivables Trust 2014-2A, C 144A, 3.260%, 12/16/19(2)	138	138

See Notes to Financial Statements

30

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—continued
2016-1A, A 144A, 2.350%, 7/15/20(2)	$27	$27
2015-1A, C 144A, 4.100%, 12/15/20(2)	1,000	1,009
2015-2A, C 144A, 3.900%, 3/15/21(2)	1,510	1,522
2016-3A, B 144A, 2.840%, 8/16/21(2)	1,400	1,400
2017-1A, B 144A, 3.000%, 12/15/21(2)	910	911
2017-3A, B 144A, 2.810%, 9/15/22(2)	545	540
2018-1A, C 144A, 3.030%, 1/17/23(2)	1,115	1,104
First Investors Auto Owner Trust 2016-2A, C 144A, 2.530%, 7/15/22(2)	1,490	1,467
2017-2A, B 144A, 2.650%, 11/15/22(2)	900	889
Flagship Credit Auto Trust 2016-1, A 144A, 2.770%, 12/15/20(2)	276	276
2014-2, D 144A, 5.210%, 2/15/21(2)	905	923
2015-2, C 144A, 4.080%, 12/15/21(2)	505	510
2016-2, B 144A, 3.840%, 9/15/22(2)	825	834
Foursight Capital Automobile Receivables Trust 2016-1, A2 144A, 2.870%, 10/15/21(2)	594	592
2017-1, B 144A, 3.050%, 12/15/22(2)	855	840
2018-1, C 144A, 3.680%, 8/15/23(2)	910	911
GLS Auto Receivables Trust 2018-1A, A 144A 2.820%, 7/15/22(2)	1,005	1,001
GM Financial Consumer Automobile Receivables Trust 2017-1A, B 144A 2.300%, 6/16/23(2)	915	899
Hertz Vehicle Financing II LP 2015-2A, A 144A, 2.020%, 9/25/19(2)	1,080	1,076
2016-1A, A 144A, 2.320%, 3/25/20(2)	750	746
2016-4A, A 144A, 2.650%, 7/25/22(2)	1,120	1,094
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(2)	1,105	1,104
Hyundai Auto Receivables Trust 2014-B, D, 2.510%, 12/15/20	400	400
2015-A, D, 2.730%, 6/15/21	550	550
2015-C, B, 2.150%, 11/15/21	1,500	1,490
OneMain Direct Auto Receivables Trust 2016-1A, B 144A, 2.760%, 5/15/21(2)	645	645
2017-2A, C 144A, 2.820%, 7/15/24(2)	925	910
Santander Drive Auto Receivables Trust 2013-5, D, 2.730%, 10/15/19	383	383
2014-4, D, 3.100%, 11/16/20	1,095	1,098
2016-2, B, 2.080%, 2/16/21	1,000	998
2016-1, C, 3.090%, 4/15/22	2,010	2,015
2017-1, C, 2.580%, 5/16/22	915	909
TCF Auto Receivables Owner Trust 2014-1A, B 144A 2.330%, 5/15/20(2)	475	475
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(2)	1,029	1,027
Tidewater Auto Receivables Trust 2016-AA, B 144A 3.130%, 3/15/20(2)	263	262
Westlake Automobile Receivables Trust 2016-2A, C 144A, 2.830%, 5/17/21(2)	1,030	1,031
2016-3A, B 144A, 2.070%, 12/15/21(2)	1,688	1,681
2017-2A, C 144A, 2.590%, 12/15/22(2)	910	901
2018-1A, C 144A, 2.920%, 5/15/23(2)	935	930

		68,950

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	98	97

Manufactured Housing—0.1%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(1)	233	237

	PAR VALUE	VALUE
Other—8.3%
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	$533	$525
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	849	836
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	920	919
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(2)	726	712
BXG Receivables Note Trust 2012-A, A 144A, 2.660%, 12/2/27(2)	34	33
2013-A, A 144A, 3.010%, 12/4/28(2)	119	118
2015-A, A 144A, 2.880%, 5/2/30(2)	278	274
CoreVest American Finance Trust 2017-1, A 144A 2.968%, 10/15/49(2)	198	194
DB Master Finance LLC 2015-1A, A2II 144A 3.980%, 2/20/45(2)	888	895
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	830	822
Diamond Resorts Owner Trust 2014-1, A 144A, 2.540%, 5/20/27(2)	477	475
2017-1A, A 144A, 3.270%, 10/22/29(2)	722	708
Fairway Outdoor Funding LLC 2012-1A, A2 144A 4.212%, 10/15/42(2)	913	916
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(2)	223	220
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(2)	905	896
Hilton Grand Vacations Trust 2013-A, A 144A, 2.280%, 1/25/26(2)	453	448
2014-AA, A 144A, 1.770%, 11/25/26(2)	140	138
2017-AA, A 144A, 2.660%, 12/26/28(2)	701	692
Leaf Receivables Funding 12 LLC 2017-1, B 144A 2.650%, 2/15/22(2)	1,080	1,060
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	900	903
Marlette Funding Trust 2018-1A, A 144A 2.610%, 3/15/28(2)	875	874
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(2)	183	182
MVW Owner Trust 2015-1A, B 144A, 2.960%, 12/20/32(2)	237	233
2016-1A, A 144A, 2.250%, 12/20/33(2)	690	674
2017-1A, A 144A, 2.420%, 12/20/34(2)	1,006	984
OneMain Financial Issuance Trust 2015-1A, A 144A, 3.190%, 3/18/26(2)	1,332	1,335
2018-1A, A 144A, 3.300%, 3/14/29(2)	920	922
Orange Lake Timeshare Trust 2012-AA, A 144A, 3.450%, 3/10/27(2)	234	234
2015-AA, A 144A, 2.880%, 9/8/27(2)	233	229
2018-A, A 144A, 3.100%, 11/8/30(2)	346	345
Prosper Marketplace Issuance Trust 2018-1A, A 144A 3.110%, 6/17/24(2)	910	910
Sierra Receivables Funding Co., LLC 2017-1A, A 144A 2.910%, 3/20/34(2)	972	962
Sierra Timeshare Receivables Funding LLC 2014-1A, A 144A, 2.070%, 3/20/30(2)	58	58
2014-2A, A 144A, 2.050%, 6/20/31(1)(2)	38	37
2016-1A, A 144A, 3.080%, 3/21/33(2)	289	290
2016-2A, A 144A, 2.330%, 7/20/33(2)	373	368
Silverleaf Finance LLC XVIII 2014-A, A 144A 2.810%, 1/15/27(2)	91	91
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(2)	492	491

See Notes to Financial Statements

31

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—continued
2017-1, A 144A, 3.280%, 1/26/26(2)	$1,375	$1,377
2017-5, A2 144A, 2.780%, 9/25/26(2)	545	537
2017-6, A2 144A, 2.820%, 11/25/26(2)	925	915
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(2)	1,090	1,085
SVO VOI Mortgage Corp. 2012-AA, A 144A 2.000%, 9/20/29(2)	725	714
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(2)	899	904
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(2)	814	804
VSE VOI Mortgage LLC 2016-A, A 144A, 2.540%, 7/20/33(2)	945	928
2017-A, A 144A, 2.330%, 3/20/35(2)	790	770
Welk Resorts LLC 2013-AA, A 144A, 3.100%, 3/15/29(2)	78	77
2015-AA, A 144A, 2.790%, 6/16/31(2)	189	186
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(2)	816	817

		30,117

Student Loans—1.7%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	736	722
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(2)	205	205
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(2)	691	678
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(2)	920	907
SLM Private Education Loan Trust 2014-A, A2A 144A, 2.590%, 1/15/26(2)	921	920
2013-B, A2A 144A, 1.850%, 6/17/30(2)	732	727
2013-C, A2A 144A, 2.940%, 10/15/31(2)	181	181
SoFi Professional Loan Program LLC 2014-B, A2 144A, 2.550%, 8/27/29(2)	321	318
2015-A, A2 144A, 2.420%, 3/25/30(2)	126	125
2016-A, A2 144A, 2.760%, 12/26/36(2)	350	347
2017-B, A1FX 144A, 1.830%, 5/25/40(2)	492	489
2017-C, A2A 144A, 1.750%, 7/25/40(2)	712	706

		6,325
TOTAL ASSET-BACKED SECURITIES (Identified Cost $108,958)		108,351

CORPORATE BONDS AND NOTES—26.7%

Consumer Discretionary—2.5%
Aptiv plc 3.150%, 11/19/20	540	539
Daimler Finance North America LLC 144A 2.200%, 10/30/21(2)	1,195	1,150
Delphi Corp. 4.150%, 3/15/24	360	369
Discovery Communications LLC 2.950%, 3/20/23	910	877
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	423
General Motors Financial Co., Inc. 3.700%, 11/24/20	670	676
4.200%, 3/1/21	405	413
3.200%, 7/6/21	975	966

	PAR VALUE	VALUE
Consumer Discretionary—continued
Horton (D.R.), Inc. 4.750%, 2/15/23	$895	$939
Hyundai Capital America 144A 2.450%, 6/15/21(2)	855	831
Lennar Corp. 144A, 2.950%, 11/29/20(2)	685	668
144A, 5.250%, 6/1/26(2)	565	558
Newell Brands, Inc. 3.150%, 4/1/21	279	276
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	178
Wyndham Worldwide Corp. 4.150%, 4/1/24	45	45

		8,908

Consumer Staples—0.8%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 1/12/24	423	426
Campbell Soup Co. 3.300%, 3/15/21	225	226
3.650%, 3/15/23	555	556
CVS Health Corp. 2.800%, 7/20/20	540	537
(3 month LIBOR + 0.720%) 2.777%, 3/9/21(1)	265	267
3.700%, 3/9/23	761	763
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	90	90

		2,865

Energy—2.7%
Anadarko Petroleum Corp. 4.850%, 3/15/21	530	551
Andeavor Logistics LP 3.500%, 12/1/22	1,000	983
Enbridge Energy Partners LP 4.375%, 10/15/20	90	92
Energy Transfer Equity LP 4.250%, 3/15/23	315	306
Energy Transfer Partners LP 5.000%, 10/1/22	575	598
4.500%, 11/1/23	310	314
EP Energy LLC 144A 8.000%, 11/29/24(2)	70	70
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	978
144A, 5.625%, 11/15/23(2)	85	91
MPLX LP 3.375%, 3/15/23	225	222
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(2)	750	741
144A, 5.999%, 1/27/28(2)	904	895
Petroleos Mexicanos 4.875%, 1/24/22	1,370	1,404
Range Resources Corp. 5.000%, 3/15/23	510	489
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,345
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(2)	250	250
Sunoco LP 144A 4.875%, 1/15/23(2)	390	376

		9,705

See Notes to Financial Statements

32

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—10.0%
Air Lease Corp. 2.625%, 9/4/18	$550	$549
American Express Co. 3.400%, 2/27/23	895	893
Ares Capital Corp. 3.500%, 2/10/23	740	719
4.250%, 3/1/25	375	364
Aviation Capital Group Corp. 144A, 2.875%, 9/17/18(2)	115	115
RegS, 2.875%, 9/17/18(3)	220	220
Banco de Credito del Peru 144A 4.250%, 4/1/23(2)	350	356
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	755	706
Bank of America Corp. 5.490%, 3/15/19	66	67
Series L, 2.650%, 4/1/19	350	350
(3 month LIBOR + 1.180%) 2.925%, 10/21/22(1)	1,835	1,863
4.200%, 8/26/24	1,375	1,394
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(3)	520	545
Brookfield Finance LLC 4.000%, 4/1/24	789	794
Capital One N.A. 2.950%, 7/23/21	1,085	1,069
Citigroup, Inc. , (3 month LIBOR + 1.430%) 3.436%, 9/1/23(1)	1,090	1,117
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	895	892
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	935	948
Fifth Third Bancorp 4.500%, 6/1/18	150	150
First Horizon National Corp. 3.500%, 12/15/20	440	442
First Tennessee Bank N.A. 2.950%, 12/1/19	250	249
FS Investment Corp. 4.250%, 1/15/20	300	303
4.750%, 5/15/22	185	187
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	350	337
3.000%, 4/26/22	900	883
4.250%, 10/21/25	320	321
(3 month LIBOR + 1.750%) 3.510%, 10/28/27(1)	2,015	2,110
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	601	614
HSBC Holdings plc 2.950%, 5/25/21	860	851
(3 month LIBOR + 1.500%) 3.196%, 1/5/22(1)	476	490
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	267
ICAHN Enterprises LP 6.250%, 2/1/22	695	707
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	250
(3 month LIBOR + 0.750%) 2.541%, 11/8/20(1)	370	370
2.957%, 11/8/22	370	361
iStar, Inc. 5.250%, 9/15/22	380	368
JPMorgan Chase & Co. 2.250%, 1/23/20	540	533
2.295%, 8/15/21	300	292

	PAR VALUE	VALUE
Financials—continued
KeyCorp 5.100%, 3/24/21	$185	$195
Lincoln National Corp. 4.200%, 3/15/22	470	484
(3 month LIBOR + 2.040%) 3.785%, 4/20/67(1)(4)	75	71
Macquarie Group Ltd. 144A 3.000%, 12/3/18(2)	75	75
MetLife, Inc. 4.368%, 9/15/23	365	380
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(2)	650	641
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	544
Morgan Stanley (3 month LIBOR + 0.930%) 2.675%, 7/22/22(1)	725	728
4.100%, 5/22/23	730	740
(3 month LIBOR + 1.400%) 3.141%, 10/24/23(1)	730	747
Navient Corp. 6.500%, 6/15/22	473	489
Nordea Bank AB 144A 1.625%, 9/30/19(2)	1,005	990
Nuveen Finance LLC 144A 2.950%, 11/1/19(2)	430	429
Prudential Financial, Inc. 8.875%, 6/15/38	100	101
S&P Global, Inc. 3.300%, 8/14/20	519	522
Santander Holdings USA, Inc. 3.700%, 3/28/22	910	912
SBA Tower Trust 144A, 3.156%, 10/8/20(2)	750	737
144A, 2.877%, 7/9/21(2)	800	788
144A, 3.168%, 4/11/22(2)	730	720
State Bank of India 144A 3.250%, 4/18/18(2)	300	300
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(2)	800	787
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	530	521
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(2)	400	388
Wells Fargo & Co. 3.069%, 1/24/23	470	462
(3 month LIBOR + 1.230%) 3.002%, 10/31/23(1)	730	741
XLIT Ltd. 2.300%, 12/15/18	135	134

		36,672

Health Care—2.6%
Abbott Laboratories 2.900%, 11/30/21	500	495
AbbVie, Inc. 2.500%, 5/14/20	370	365
2.300%, 5/14/21	495	482
3.200%, 11/6/22	45	44
2.850%, 5/14/23	495	479
Allergan Funding SCS 3.000%, 3/12/20	85	85
3.450%, 3/15/22	90	89
Anthem, Inc. 3.350%, 12/1/24	215	209
Becton Dickinson & Co. (3 month LIBOR + 0.875%) 2.944%, 12/29/20(1)	303	303

See Notes to Financial Statements

33

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
2.894%, 6/6/22	$322	$312
3.363%, 6/6/24	192	185
Cardinal Health, Inc. 2.616%, 6/15/22	735	710
3.079%, 6/15/24	735	701
Community Health Systems, Inc. 6.250%, 3/31/23	150	138
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	95	98
Mylan NV 3.150%, 6/15/21	230	227
Mylan, Inc. 144A 3.125%, 1/15/23(2)	1,115	1,079
Owens & Minor, Inc. 3.875%, 9/15/21	65	65
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	420
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	550	529
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(2)	105	108
Zimmer Biomet Holdings, Inc. (3 month LIBOR + 0.750%) 2.928%, 3/19/21(1)	1,100	1,102
3.150%, 4/1/22	1,200	1,183

		9,408

Industrials—1.4%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	837	887
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(2)	423	435
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,337
Masco Corp. 5.950%, 3/15/22	224	242
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(3)	150	149
144A, 3.375%, 2/1/22(2)	205	204
Pitney Bowes, Inc. 4.125%, 5/15/22	858	811
Ryder System, Inc. 3.400%, 3/1/23	633	631
TransDigm, Inc. 6.500%, 7/15/24	395	405

		5,101

Information Technology—1.5%
Analog Devices, Inc. 2.950%, 1/12/21	1,085	1,081
Apple, Inc. 2.400%, 1/13/23	815	791
2.750%, 1/13/25	445	428
Broadcom Corp. 2.375%, 1/15/20	545	537
3.000%, 1/15/22	385	378
Dell International LLC 144A 5.450%, 6/15/23(2)	685	726
Hewlett Packard Enterprise Co. 2.850%, 10/5/18	325	325
4.400%, 10/15/22	620	641
VMware, Inc. 2.300%, 8/21/20	225	219

	PAR VALUE	VALUE
Information Technology—continued
2.950%, 8/21/22	$465	$446

		5,572

Materials—1.6%
Anglo American Capital plc 144A 3.625%, 9/11/24(2)	910	876
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	450	447
Glencore Funding LLC 144A 4.125%, 5/30/23(2)	900	906
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	680	725
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	380	364
144A, 5.000%, 5/1/25(2)	520	499
OCP SA 144A 5.625%, 4/25/24(2)	790	833
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(2)(7)	1,075	1,061
Teck Resources Ltd. 144A 8.500%, 6/1/24(2)	205	228

		5,939

Real Estate—1.0%
American Tower Corp. 3.000%, 6/15/23	430	415
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	141
Corporate Office Properties LP 3.700%, 6/15/21	220	220
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	135
2.950%, 7/1/22	920	900
Hospitality Properties Trust 4.650%, 3/15/24	430	439
Kilroy Realty LP 3.450%, 12/15/24	163	158
Select Income REIT 4.150%, 2/1/22	580	580
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
Ventas Realty LP 2.700%, 4/1/20	152	151
West Europe Finance LLC 144A 3.250%, 10/5/20(2)	535	535

		3,799

Telecommunication Services—1.6%
AT&T, Inc.
2.800%, 2/17/21	910	901
(3 month LIBOR + 0.890%) 2.723%, 2/14/23(1)	475	482
3.400%, 8/14/24	550	552
Axtel SAB de C.V. 144A 6.375%, 11/14/24(2)	550	558
Crown Castle International Corp. 4.875%, 4/15/22	930	977
Frontier Communications Corp. 7.125%, 1/15/23	455	307
Level 3 Financing, Inc. 5.375%, 1/15/24	725	706
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	788	783

See Notes to Financial Statements

34

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
Telefonica Emisiones SAU 3.192%, 4/27/18	$195	$195
Verizon Communications, Inc. 3.125%, 3/16/22	306	303

		5,764

Utilities—1.0%
American Electric Power Co., Inc. 2.150%, 11/13/20	925	905
Exelon Corp. 2.850%, 6/15/20	805	798
3.497%, 6/1/22	571	565
PNM Resources, Inc. 3.250%, 3/9/21	810	809
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(2)	735	706

		3,783
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $98,711)		97,516

LEVERAGED LOANS(1)—6.8%

Aerospace—0.8%
American Airlines, Inc. 2017, Tranche B , (1 month LIBOR + 2.000%) 3.877%, 4/28/23	653	653
TransDigm, Inc.
Tranche E, (1 month LIBOR + 2.750%) 4.627%, 5/14/22	78	78
Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	735	737
United Airlines, Inc. Tranche B , (3 month LIBOR + 2.000%) 3.772%, 4/1/24	1,554	1,561

		3,029

Energy—0.1%
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.810%, 12/31/23	40	40
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(6)(9)	1	—	(8)
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.765%, 4/12/24	410	405

		445

Financial—0.1%
FinCo I LLC , (1 month LIBOR + 2.750%) 4.627%, 7/14/22	260	263

Food / Tobacco—0.3%
Aramark Intermediate HoldCo Corp.
Tranche B, (1 month LIBOR + 2.000%) 3.877%, 3/28/24	359	361
Tranche B-1, (1 month LIBOR + 2.000%) 3.877%, 3/7/25	369	371
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.678%, 10/30/22	243	242

		974

Food and Drug—0.1%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	184	182

	PAR VALUE	VALUE
Food and Drug—continued
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 5.292%, 12/21/22	$330	$326

		508

Gaming Leisure—1.5%
Aristocrat Leisure Ltd.
Tranche B-2, (3 month LIBOR + 2.000%) 3.745%, 10/20/21	522	525
2017, (3 month LIBOR + 2.000%) 3.745%, 9/19/24	145	145
Boyd Gaming Corp. Refinancing, Tranche B , (weekly LIBOR + 2.500%) 4.236%, 9/15/23	767	771
Caesars Entertainment Operating Co. LLC Tranche B , (1 month LIBOR + 2.500%) 4.377%, 10/6/24	758	763
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.500%) 4.377%, 4/18/24	318	319
El Dorado Resorts, Inc. , (2 month LIBOR + 2.250%) 4.125%, 4/17/24	485	486
GVC Holdings plc , (3 month LIBOR + 2.500%) 0.000%, 3/16/24(10)	475	476
Hilton Worldwide Finance LLC Series B-2 , (1 month LIBOR + 2.000%) 3.872%, 10/25/23	726	729
Las Vegas Sands LLC 2017 Refinancing , (1 month LIBOR + 1.750%) 3.627%, 3/29/24	584	585
MGM Growth Properties Operation Partnership LP Tranche B , (1 month LIBOR + 2.000%) 3.877%, 4/25/23	279	280
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.686%, 8/14/24	20	20
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.380%, 6/8/23	360	361
Wyndham Hotels & Resorts, Inc. Tranche B , (3 month LIBOR + 1.750%) 0.000%, 3/29/25(10)	145	145

		5,605

Healthcare—1.0%
Community Health Systems, Inc. 2021, Tranche H , (3 month LIBOR + 3.000%) 4.984%, 1/27/21	446	428
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.188%, 4/29/24	511	509
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.880%, 12/1/23	352	353
HCA, Inc. Tranche B-11 , (1 month LIBOR + 1.750%) 3.627%, 3/18/23	1,806	1,813
INC Research Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.127%, 8/1/24	286	287
Quintiles IMS, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 4.302%, 1/13/25	35	35
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B , (1 month LIBOR + 3.500%) 5.240%, 4/1/22	373	377

		3,802

Information Technology—0.7%
Kronos, Inc. First Lien , (1 month LIBOR + 3.000%) 4.880%, 11/1/23	489	492
Leidos Innovations Corp. Tranche B , (1 month LIBOR + 1.750%) 3.688%, 8/16/23	256	257
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.787%, 11/3/23	826	822
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(10)	276	278

See Notes to Financial Statements

35

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(10)	$99	$99
Western Digital Corp. Tranche B-3 , (1 month LIBOR + 2.000%) 3.877%, 4/29/23	453	456

		2,404

Manufacturing—0.1%
Zodiac Pool Solutions LLC Tranche B , (3 month LIBOR + 2.250%) 0.000%, 3/7/25(10)	180	181

Media / Telecom – Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(10)	490	492

Media / Telecom – Cable Wireless Video—0.4%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.127%, 7/28/25	317	316
Charter Communications Operating LLC Tranche B , (1 month LIBOR + 2.000%) 3.880%, 4/13/25	1,107	1,111
Telenet Financing USD LLC , (3 month LIBOR + 2.500%) 0.000%, 3/1/26(10)	30	30

		1,457

Media / Telecom – Diversified Media—0.2%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.377%, 2/7/25	380	379
Meredith Corp. , (1 month LIBOR + 3.000%) 4.877%, 1/18/25	375	377

		756

Media / Telecom – Telecommunications—0.4%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.627%, 1/31/25	618	608
Level 3 Financing, Inc. 2024, Tranche B , (1 month LIBOR + 2.250%) 4.111%, 2/22/24	913	914

		1,522

Retail—0.1%
PetSmart, Inc. Tranche B-2 , (1 month LIBOR + 3.000%) 4.680%, 3/11/22	303	243

Service—0.3%
ASGN, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 0.000%, 2/21/25(10)	155	156
Delek U.S. Holdings, Inc. , (3 month LIBOR + 2.500%) 0.000%, 3/13/25(10)	140	140
First Data Corp. 2024, Tranche-A , (1 month LIBOR + 2.250%) 4.122%, 4/26/24	920	921

		1,217

Utility—0.6%
Calpine Corp. 2016 , (3 month LIBOR + 2.500%) 4.810%, 5/31/23	663	665
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.052%, 6/30/23	988	989
Vistra Operations Co., LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	231	233
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	41	42

	PAR VALUE		VALUE
Utility—continued
2016, (1 month LIBOR + 2.250%) 4.093%, 12/14/23	$82		$82

			2,011
TOTAL LEVERAGED LOANS (Identified Cost $24,927)			24,909

	SHARES
PREFERRED STOCKS—0.9%

Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	390	(5)	399
Citigroup, Inc. Series T, 6.250%	660	(5)	697
Huntington Bancshares, Inc. Series E, 5.700%	560	(5)	563
JPMorgan Chase & Co. Series Z, 5.300%	1,155	(5)	1,186
Wells Fargo & Co. Series K, 5.895%	325	(5)	330
TOTAL PREFERRED STOCKS (Identified Cost $3,148)			3,175
TOTAL LONG-TERM INVESTMENTS—99.3%
(Identified Cost $365,009)			362,292

SHORT-TERM INVESTMENT—1.4%

Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(11)	5,139,819		5,140
TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,140)			5,140
TOTAL INVESTMENTS—100.7% (Identified Cost $370,149)			367,432
Other assets and liabilities, net—(0.7)%			(2,501)

NET ASSETS—100.0%			$364,931

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $189,801 or 52.0% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

36

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Amount is less than $500.
(9)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
United Kingdom	1
Netherlands	1
Turkey	1
Luxembourg	1
Mexico	1
Other	3
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$108,351	$—	$108,351	$—
Corporate Bonds And Notes	97,516	—	97,516	—
Foreign Government Securities	4,316	—	4,316	—
Leveraged Loans	24,909	—	24,909	—
Mortgage-Backed Securities	103,962	—	103,187	775
Municipal Bonds	194	—	194	—
U.S. Government Securities	19,869	—	19,869	—
Equity Securities:
Preferred Stocks	3,175	—	3,175	—
Short-Term Investment	5,140	5,140	—	—

Total Investments	$367,432	$5,140	$361,517	$775

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

37

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENT (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.2%
U.S. Treasury Note 1.375%, 4/30/20	$1,850		$1,814
2.375%, 1/31/23	2,610		2,588
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,398)			4,402

MUNICIPAL BONDS—0.1%

Michigan—0.0%
Tobacco Settlement Finance Authority Revenue Taxable Series A, 7.309%, 6/1/34	140		139

Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, 6.706%, 6/1/46	325		307
TOTAL MUNICIPAL BONDS (Identified Cost $461)			446

FOREIGN GOVERNMENT SECURITIES—11.4%
Argentine Republic 5.625%, 1/26/22	465		472
7.500%, 4/22/26	1,765		1,885
6.875%, 1/26/27	655		668
5.875%, 1/11/28	580		545
Series NY, 8.280%, 12/31/33	1,570		1,719
7.125%, 7/6/36	735		707
7.625%, 4/22/46	370		368
6.875%, 1/11/48	380		347
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(3)(8)	1,500		454
9.375%, 1/13/34(8)	920		315
Dominican Republic 144A, 6.875%, 1/29/26(2)	180		200
144A, 5.950%, 1/25/27(2)	1,130		1,181
Federative Republic of Brazil 12.500%, 1/5/22	2,645	BRL	933
Treasury Note Series F, 10.000%, 1/1/23	2,480	BRL	803
Treasury Note Series F, 10.000%, 1/1/25	1,880	BRL	605
Treasury Note Series F, 10.000%, 1/1/25	1,355	BRL	436
10.250%, 1/10/28	1,265	BRL	422
5.625%, 1/7/41	670		657
Kingdom of Bahrain 144A, 7.000%, 10/12/28(2)	910		877
Kingdom of Jordan 144A, 5.750%, 1/31/27(2)	1,075		1,046
Kingdom of Morocco 144A, 5.500%, 12/11/42(2)	800		850
Provincia de Buenos Aires 144A, 9.125%, 3/16/24(2)	730		815
144A, 7.875%, 6/15/27(2)	1,180		1,227
Republic of Chile 5.500%, 8/5/20	474,000	CLP	817
Republic of Colombia 4.375%, 3/21/23	3,746,000	COP	1,255
3.875%, 4/25/27	400		395
9.850%, 6/28/27	2,429,000	COP	1,093
Republic of Costa Rica 144A, 4.375%, 4/30/25(2)	795		747
144A, 7.000%, 4/4/44(2)	200		206
Republic of Ecuador 144A, 8.875%, 10/23/27(2)	920		938

	PAR VALUE		VALUE
Foreign Government Securities—continued
Republic of Ghana 144A, 10.750%, 10/14/30(2)	$665		$869
Republic of Indonesia FR70 8.375%, 3/15/24	13,962,000	IDR	1,108
Republic of Kazakhstan 144A, 5.125%, 7/21/25(2)	245		265
Republic of South Africa
Series 2023, 7.750%, 2/28/23	10,500	ZAR	901
4.875%, 4/14/26	430		429
4.300%, 10/12/28	2,140		2,002
Republic of Turkey 6.250%, 9/26/22	515		545
4.875%, 10/9/26	2,440		2,300
4.875%, 4/16/43	945		763
Russian Federation
Series 6216, 6.700%, 5/15/19	89,450	RUB	1,571
Series 6215, 7.000%, 8/16/23	47,850	RUB	855
Sultanate of Oman 144A, 5.375%, 3/8/27(2)	1,135		1,107
144A, 5.625%, 1/17/28(2)	1,580		1,540
Ukraine 144A, 7.750%, 9/1/23(2)	910		941
144A, 7.750%, 9/1/26(2)	1,765		1,806
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	879
4.150%, 3/28/27	460		465
4.750%, 3/8/44	508		494
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $42,732)			41,823

MORTGAGE-BACKED SECURITIES—12.6%

Agency—1.9%
Federal National Mortgage Association
Pool #AX2491, 4.000%, 10/1/44	900		926
Pool #AS7244, 3.500%, 5/1/46	874		876
Pool #MA3058, 4.000%, 7/1/47	2,476		2,543
Pool #MA3088, 4.000%, 8/1/47	2,465		2,532

			6,877

Non-Agency—10.7%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(2)	915		961
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	1,011		1,071
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	663		670
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(1)	1,054		1,047
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.208%, 11/17/33(1)(2)	765		769
Banc of America Funding Trust 2004-D, 5A1, 3.686%, 1/25/35(1)	712		670
2005-1, 1A1, 5.500%, 2/25/35	299		299
2006-2, 3A1, 6.000%, 3/25/36	158		158
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.984%, 7/25/35	724		745
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 2004-22CB, 1A1, 6.000%, 10/25/34	309		318
2004-24CB, 1A1, 6.000%, 11/25/34	71		72

See Notes to Financial Statements

38

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A, 3.475%, 4/28/32(1)(2)	$124	$124
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	625	645
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	700	720
2017-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	493	504
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	445	459
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	745	778
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(2)	630	641
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A, 3.500%, 6/25/58(1)(2)	470	470
Colony American Finance Ltd. 2015-1, A 144A, 2.896%, 10/15/47(2)	494	491
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.927%, 12/17/33(1)(2)	770	771
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	430	430
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	761	761
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	200	187
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A, 3.798%, 4/25/44(1)(2)	277	279
Deephaven Residential Mortgage Trust 2017-1A, A2 144A, 2.928%, 12/26/46(1)(2)	347	344
2017-2A, A2 144A, 2.606%, 6/25/47(1)(2)	225	220
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.382%, 12/15/34(1)(2)	600	599
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	442	442
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	609	608
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	230	233
Home Equity Loan Trust 2003-HS3, AI4 5.550%, 9/25/33	39	39
JPMorgan Chase Mortgage Trust 2014-5, B2 144A, 2.998%, 10/25/29(1)(2)	353	335
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	640	641
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	802	801
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	509	494
2017-5, A1 144A, 3.184%, 10/26/48(1)(2)	1,089	1,084
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	460	457
MASTR Alternative Loan Trust 2005-5, 2A3, 5.500%, 7/25/25	631	598
2005-2, 2A1, 6.000%, 1/25/35	360	371
MASTR Specialized Loan Trust 2005-3, A2 144A, 5.704%, 11/25/35(2)	205	209
MetLife Securitization Trust 2017-1A, M1 144A, 3.640%, 4/25/55(1)(2)	425	429
New Residential Mortgage Loan Trust 2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	674	697
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	398	406
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	597	610
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(2)	614	609
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(2)	795	802

	PAR VALUE	VALUE
Non-Agency—continued
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A, 3.327%, 12/30/32(1)(2)	$357	$356
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)	432	430
Progress Residential Trust 2017-SFR1, B 144A, 3.017%, 8/17/34(2)	385	377
2018-SFR1, B 144A, 3.484%, 3/17/35(2)	725	724
RCO Mortgage LLC 2017-1, A1 144A, 3.375%, 8/25/22(2)	1,313	1,308
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	267	269
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	539	553
RETL 2018-RVP, C144A, (1 month LIBOR + 2.050%) 3.827%, 3/15/33(1)(2)	185	186
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(1)	717	701
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	555	553
2016-1, M1 144A, 3.500%, 2/25/55(1)(2)	380	380
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	760	773
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	690	694
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	450	456
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	1,920	1,893
Tricon American Homes Trust 2017-SFR1, A 144A, 2.716%, 9/17/34(2)	185	181
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(2)	1,217	1,217
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A, 3.375%, 5/28/47(2)	229	229
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A, 3.000%, 10/25/47(2)	400	396
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(2)	555	554
Verus Securitization Trust 2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	750	750
VSD 2017-PLT1, A 3.600%, 12/25/43	215	215
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	875	867

		39,130
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $46,175)		46,007

ASSET-BACKED SECURITIES—5.8%

Automobiles—3.6%
American Credit Acceptance Receivables Trust 2018-1, C 144A, 3.550%, 4/10/24(2)	1,105	1,106
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(2)	1,105	1,095
Carnow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(2)	745	754
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A, 3.510%, 9/15/23(2)	860	853
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	1,105	1,099
DT Auto Owner Trust 2017-2A, D 144A, 3.890%, 1/15/23(2)	1,180	1,181
Exeter Automobile Receivables Trust 2014-3A, D 144A, 5.690%, 4/15/21(2)	965	989
Flagship Credit Auto Trust 2015-1, D 144A, 5.260%, 7/15/21(2)	885	907
2014-1, E 144A, 5.710%, 8/16/21(2)	665	674

See Notes to Financial Statements

39

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—continued
GLS Auto Receivables Trust 2017-1A, B 144A, 2.980%, 12/15/21(2)	$1,180	$1,172
2017-1A, C 144A, 3.500%, 7/15/22(2)	1,180	1,169
2018-1A, B 144A, 3.520%, 8/15/23(2)	1,155	1,149
Skopos Auto Receivables Trust 2018-1A, B 144A, 3.930%, 5/16/22(2)	1,015	1,015

		13,163

Other—2.2%
Aqua Finance Trust 2017-A, A 144A, 3.720%, 11/15/35(2)	1,089	1,073
CLUB Credit Trust 2017-P1, B 144A, 3.560%, 9/15/23(2)	750	747
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(2)	938	933
Drug Royalty III LP 1 2016-1A, A 144A, 3.979%, 4/15/27(2)	706	701
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(2)	1,028	1,002
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(2)	775	778
Prosper Marketplace Issuance Trust 2017-1A, B 144A, 3.650%, 6/15/23(2)	848	851
2017-2A, B 144A, 3.480%, 9/15/23(2)	740	738
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(2)	1,113	1,118

		7,941
TOTAL ASSET-BACKED SECURITIES (Identified Cost $21,127)		21,104

CORPORATE BONDS AND NOTES—52.2%

Consumer Discretionary—6.7%
Altice France S.A. 144A, 7.375%, 5/1/26(2)	905	862
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	55	55
Beazer Homes USA, Inc. 6.750%, 3/15/25	325	322
5.875%, 10/15/27	815	755
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(2)	500	479
Cequel Communications Holdings I LLC 144A, 7.500%, 4/1/28(2)	660	675
Charter Communications Operating LLC 4.908%, 7/23/25	860	878
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	320	318
Series B, 7.625%, 3/15/20	435	434
CSC Holdings LLC 5.250%, 6/1/24	965	918
144A, 5.375%, 2/1/28(2)	200	189
Discovery Communications LLC 3.950%, 3/20/28	900	863
DISH DBS Corp. 7.750%, 7/1/26	610	574
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(2)	410	420
Ford Motor Credit Co., LLC 4.389%, 1/8/26	925	919

	PAR VALUE	VALUE
Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(2)	$710	$755
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	455	438
iHeartCommunications, Inc. 9.000%, 12/15/19(8)	550	434
L Brands, Inc. 6.875%, 11/1/35	874	848
Lear Corp. 3.800%, 9/15/27	1,105	1,062
Lennar Corp. 144A, 5.000%, 6/15/27(2)	550	536
144A, 4.750%, 11/29/27(2)	1,155	1,106
Live Nation Entertainment, Inc. 144A, 5.625%, 3/15/26(2)	670	678
M/I Homes, Inc. 5.625%, 8/1/25	780	759
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(2)	700	669
MDC Holdings, Inc. 5.500%, 1/15/24	880	893
Meredith Corp. 144A, 6.875%, 2/1/26(2)	600	616
Neiman Marcus Group Ltd. 144A, 8.000%, 10/15/21(2)	740	468
PetSmart, Inc. 144A, 8.875%, 6/1/25(2)	485	276
QVC, Inc. 5.125%, 7/2/22	240	247
Scientific Games International, Inc. 6.625%, 5/15/21	540	553
144A, 5.000%, 10/15/25(2)	375	365
TRI Pointe Group, Inc. 5.875%, 6/15/24	495	502
Viking Cruises Ltd. 144A, 5.875%, 9/15/27(2)	940	891
Vista Outdoor, Inc. 5.875%, 10/1/23	850	793
Weekley Homes LLC 144A, 6.625%, 8/15/25(2)	960	948
William Lyon Homes, Inc. 144A, 6.000%, 9/1/23(2)	1,145	1,143
Wyndham Worldwide Corp. 4.500%, 4/1/27	795	789

		24,430

Consumer Staples—1.9%
Albertsons’s Cos LLC 5.750%, 3/15/25	435	371
BAT Capital Corp. 144A, 3.557%, 8/15/27(2)	1,125	1,076
Cumberland Farms, Inc. 144A, 6.750%, 5/1/25(2)	395	411
CVS Health Corp. 4.300%, 3/25/28	1,065	1,071
JBS Investments GmbH 144A, 7.250%, 4/3/24(2)	830	825
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(2)	485	461
MARB BondCo plc 144A, 7.000%, 3/15/24(2)	955	898
Rite Aid Corp. 144A, 6.125%, 4/1/23(2)	385	388

See Notes to Financial Statements

40

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Safeway, Inc. 7.250%, 2/1/31	$510	$413
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(2)	800	798
Tops Holding LLC 144A, 8.000%, 6/15/22(2)(8)	760	349

		7,061

Energy—11.7%
Afren plc 144A, 11.500%, 2/1/16(2)(8)	464	—	(9)
Alliance Resource Operating Partners LP 144A, 7.500%, 5/1/25(2)	815	856
Alta Mesa Holdings LP 7.875%, 12/15/24	455	474
American Midstream Partners LP 144A, 8.500%, 12/15/21(2)	365	368
Anadarko Finance Co. Series B 7.500%, 5/1/31	245	313
Anadarko Petroleum Corp. 6.600%, 3/15/46	460	577
Berry Petroleum Co., LLC 144A, 7.000%, 2/15/26(2)	220	222
Blue Racer Midstream LLC 144A, 6.125%, 11/15/22(2)	380	387
Bristow Group, Inc. 144A, 8.750%, 3/1/23(2)	215	217
Callon Petroleum Co. 6.125%, 10/1/24	853	872
CGG SA 144A, 5.885%, 2/21/24(2)	218	257
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	680	752
Chesapeake Energy Corp. 144A, 8.000%, 6/15/27(2)	885	845
Continental Resources, Inc. 4.500%, 4/15/23	700	708
Crestwood Midstream Partners LP 5.750%, 4/1/25	670	664
Denbury Resources, Inc. 144A, 9.250%, 3/31/22(2)	155	158
Encana Corp. 8.125%, 9/15/30	330	430
Energy Transfer Equity LP 5.875%, 1/15/24	885	914
Energy Transfer Partners LP 5.000%, 10/1/22	1,010	1,050
EP Energy LLC 144A, 9.375%, 5/1/24(2)	380	270
144A, 8.000%, 11/29/24(2)	530	533
Gazprom OAO 144A, 4.950%, 2/6/28(2)(15)	1,535	1,522
Geopark Ltd. 144A, 6.500%, 9/21/24(2)	960	964
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	560
HollyFrontier Corp. 5.875%, 4/1/26	900	968
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(2)	1,165	1,164
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,425

	PAR VALUE	VALUE
Energy—continued
MPLX LP 4.000%, 3/15/28	$422	$416
Nabors Industries, Inc. 5.500%, 1/15/23	855	836
Novatek OAO (Novatek Finance Ltd.) 144A, 4.422%, 12/13/22(2)(15)	1,105	1,113
Odebrecht Offshore Drilling Finance Ltd. 144A, 6.720%, 12/1/22(2)	260	249
PIK Interest Capitalization, 144A, 7.720%, 12/1/26(2)(13)	783	224
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000%, 12/31/49(2)	124	3
Parker Drilling Co. 7.500%, 8/1/20	1,075	981
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(2)	1,441	1,423
7.375%, 1/17/27	2,292	2,481
144A, 5.999%, 1/27/28(2)	198	196
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(2)(8)	1,580	431
Petroleos Mexicanos 4.875%, 1/24/22	375	384
6.500%, 3/13/27	2,745	2,932
6.500%, 6/2/41	465	461
6.375%, 1/23/45	610	593
PTTEP Treasury Center Co., Ltd. 144A, (U.S. Treasury Yield Curve CMT 5 year + 3.177%) 4.875%(2)(4)	315	316
Range Resources Corp. 4.875%, 5/15/25	1,190	1,104
RSP Permian, Inc. 5.250%, 1/15/25	1,110	1,147
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	320	315
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(2)	530	533
SESI LLC 144A, 7.750%, 9/15/24(2)	730	756
Seven Generations Energy Ltd. 144A, 5.375%, 9/30/25(2)	900	859
SM Energy Co. 5.625%, 6/1/25	400	379
Southern Gas Corridor CJSC 144A, 6.875%, 3/24/26(2)	895	986
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	855	927
Sunoco LP 144A, 5.500%, 2/15/26(2)	275	265
144A, 5.875%, 3/15/28(2)	230	222
TransMontaigne Partners LP 6.125%, 2/15/26	520	521
Transocean, Inc. 144A, 9.000%, 7/15/23(2)	440	468
6.800%, 3/15/38	250	195
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(2)	37	32
144A, 7.125%, 4/15/25(2)	185	152
Valero Energy Partners LP 4.500%, 3/15/28	880	885
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(2)	800	746
Weatherford International Ltd. 9.875%, 2/15/24	250	228

See Notes to Financial Statements

41

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
YPF S.A. 144A, 8.500%, 3/23/21(2)	$376		$410
144A, 8.750%, 4/4/24(2)	115		127
144A, 6.950%, 7/21/27(2)	945		949

			42,715

Financials—10.8%
Acrisure LLC 144A, 7.000%, 11/15/25(2)	1,110		1,066
AerCap Ireland Capital DAC 3.650%, 7/21/27	975		912
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	845		885
Ares Capital Corp. 3.625%, 1/19/22	465		459
3.500%, 2/10/23	565		549
Athene Holding Ltd. 4.125%, 1/12/28	935		897
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(2)	725		728
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(2)	1,005		942
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 6.500%, 3/10/21(2)	425		452
144A, 5.125%, 1/18/33(2)	1,340		1,286
Banco de Bogota S.A. 144A, 6.250%, 5/12/26(2)	730		767
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,049
Bank of America Corp. 4.200%, 8/26/24	1,977		2,004
Bank of China Ltd. 144A, 5.000%, 11/13/24(2)	875		901
Bank of Montreal 3.803%, 12/15/32	204		193
Bonos del Banco Central de Chile 4.500%, 6/1/20	425,000	CLP	731
Brighthouse Financial, Inc. 144A, 3.700%, 6/22/27(2)	1,155		1,071
BrightSphere Investment Group plc 4.800%, 7/27/26	785		787
Capital One Financial Corp. 3.750%, 7/28/26	1,030		980
Compass Bank 3.875%, 4/10/25	900		880
Development Bank of Kazakhstan JSC 144A, 4.125%, 12/10/22(2)	1,090		1,086
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(2)	915		928
FS Investment Corp. 4.250%, 1/15/20	525		530
4.750%, 5/15/22	200		202
GrupoSura Finance S.A. 144A, 5.500%, 4/29/26(2)	725		768
ICAHN Enterprises LP 5.875%, 2/1/22	510		511
6.250%, 2/1/22	195		198
6.375%, 12/15/25	780		784
ING Groep N.V. 6.000%(4)(5)	865		887
Jefferies Group LLC 4.850%, 1/15/27	360		368

	PAR VALUE	VALUE
Financials—continued
Kazakhstan Temir Zholy National Co. JSC 144A, 4.850%, 11/17/27(2)	$2,635	$2,625
Leucadia National Corp. 5.500%, 10/18/23	575	591
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.785%, 4/20/67(1)(5)	300	286
Morgan Stanley 3.125%, 7/27/26	850	804
Navient Corp. 7.250%, 9/25/23	190	199
6.750%, 6/25/25	715	725
PNC Financial Services Group, Inc. (The) Series O 6.750%, 12/31/49	1,000	1,085
Prudential Financial, Inc. 5.875%, 9/15/42	1,430	1,505
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	696
Sberbank of Russia 144A, 5.500%, 2/26/24(2)(15)	450	453
Synchrony Financial 3.950%, 12/1/27	885	836
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(2)	740	721
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	282
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(2)	910	894
Voya Financial, Inc. 5.650%, 5/15/53	870	887
Wells Fargo & Co. 3.550%, 9/29/25	870	854
Series S, 5.900%, 8/15/27	2,210	2,277

		39,521

Health Care—3.4%
Anthem, Inc. 3.650%, 12/1/27	265	256
Avantor, Inc. 144A, 6.000%, 10/1/24(2)	415	413
Becton Dickinson & Co. 3.700%, 6/6/27	1,050	1,013
Charles River Laboratories International, Inc. 144A, 5.500%, 4/1/26(2)	565	574
Community Health Systems, Inc. 6.250%, 3/31/23	355	327
Concordia International Corp. 144A, 9.000%, 4/1/22(2)	185	168
DJO Finco, Inc. 144A, 8.125%, 6/15/21(2)	345	346
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A, 7.625%, 5/15/22(2)(13)	445	448
Endo Finance LLC 144A, 5.375%, 1/15/23(2)	660	500
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(2)	165	170
HCA, Inc. 5.375%, 2/1/25	435	436
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(2)	675	697
Mylan NV 3.950%, 6/15/26	985	955

See Notes to Financial Statements

42

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Ortho-Clinical Diagnostics, Inc. 144A, 6.625%, 5/15/22(2)	$420	$410
Polaris Intermediate Corp. PIK Interest Capitalization, 144A, 8.500%, 12/1/22(2)(13)	115	117
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(2)	570	594
144A, 6.750%, 7/1/25(2)	190	184
Tenet Healthcare Corp. 8.125%, 4/1/22	205	214
144A, 5.125%, 5/1/25(2)	260	250
144A, 7.000%, 8/1/25(2)	785	772
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	615	493
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(2)	130	131
144A, 5.625%, 12/1/21(2)	140	134
144A, 6.500%, 3/15/22(2)	70	72
144A, 5.875%, 5/15/23(2)	660	586
144A, 7.000%, 3/15/24(2)	80	84
144A, 5.500%, 11/1/25(2)	1,010	983
144A, 9.000%, 12/15/25(2)	150	149
144A, 9.250%, 4/1/26(2)	260	259
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(2)	565	538

		12,273

Industrials—4.1%
Alfa SAB de CV 144A, 5.250%, 3/25/24(2)	765	795
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(2)	1,025	974
Bombardier, Inc. 144A, 6.125%, 1/15/23(2)	975	972
CNH Industrial N.V. 4.500%, 8/15/23	708	720
3.850%, 11/15/27	522	506
DP World Ltd. 144A, 6.850%, 7/2/37(2)	400	486
Embraer Netherlands Finance BV 5.400%, 2/1/27	370	391
JSL Europe S.A. 144A, 7.750%, 7/26/24(2)	910	925
Latam Finance Ltd. 144A, 6.875%, 4/11/24(2)	795	832
Masco Corp. 5.950%, 3/15/22	486	526
Navistar International Corp. 144A, 6.625%, 11/1/25(2)	1,025	1,025
New Enterprise Stone & Lime Co., Inc. 144A, 6.250%, 3/15/26(2)	455	456
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(2)	60	64
Owens Corning 3.400%, 8/15/26	1,260	1,213
Pitney Bowes, Inc. 4.125%, 5/15/22	939	887
SCF Capital Designated Activity Co. 144A, 5.375%, 6/16/23(2)	470	478
Standard Industries, Inc. 144A, 6.000%, 10/15/25(2)	450	461
144A, 4.750%, 1/15/28(2)	370	348

	PAR VALUE	VALUE
Industrials—continued
Titan Acquisition Ltd. 144A, 7.750%, 4/15/26(2)	$600	$598
TransDigm, Inc. 6.500%, 7/15/24	630	646
6.500%, 5/15/25	270	273
US Airways 2012-1 Class B Pass Through Trust 8.000%, 10/1/19	866	916
Wrangler Buyer Corp. 144A, 6.000%, 10/1/25(2)	609	598

		15,090

Information Technology—3.3%
Arrow Electronics, Inc. 3.875%, 1/12/28	860	832
Blackboard, Inc. 144A, 9.750%, 10/15/21(2)	503	427
Broadcom Corp. 3.000%, 1/15/22	250	245
3.625%, 1/15/24	1,145	1,126
3.125%, 1/15/25	1,595	1,507
Citrix Systems, Inc. 4.500%, 12/1/27	940	929
Dell International LLC 144A, 5.450%, 6/15/23(2)	150	159
144A, 8.100%, 7/15/36(2)	295	358
Everi Payments, Inc. 144A, 7.500%, 12/15/25(2)	250	254
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	425	441
Jabil, Inc. 3.950%, 1/12/28	980	949
Rackspace Hosting, Inc. 144A, 8.625%, 11/15/24(2)	345	341
Radiate Holdco LLC 144A, 6.875%, 2/15/23(2)	185	179
144A, 6.625%, 2/15/25(2)	930	865
VeriSign, Inc. 4.750%, 7/15/27	980	938
ViaSat, Inc. 144A, 5.625%, 9/15/25(2)	945	910
VMware, Inc. 3.900%, 8/21/27	636	602
Western Digital Corp. 4.750%, 2/15/26	1,175	1,172

		12,234

Materials—5.3%
AK Steel Corp. 7.500%, 7/15/23	385	406
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(2)	1,110	1,146
Anglo American Capital plc 144A, 4.000%, 9/11/27(2)	1,200	1,150
BHP Billiton Finance USA Ltd. 144A, 6.750%(2)(4)(5)	1,015	1,139
BlueScope Steel Finance Ltd. 144A, 6.500%, 5/15/21(2)	500	518
CPG Merger Sub LLC 144A, 8.000%, 10/1/21(2)	540	545
Equate Petrochemical BV 144A, 4.250%, 11/3/26(2)	765	759
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	1,297	1,252

See Notes to Financial Statements

43

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(2)	$650		$646
Glencore Funding LLC 144A, 4.000%, 3/27/27(2)	950		916
GTL Trade Finance, Inc. 144A, 5.893%, 4/29/24(2)	1,060		1,130
Hexion Inc. 6.625%, 4/15/20	630		587
INEOS Group Holdings S.A. 144A, 5.625%, 8/1/24(2)	535		541
James Hardie International Finance DAC 144A, 5.000%, 1/15/28(2)	940		912
Kraton Polymers LLC 144A, 7.000%, 4/15/25(2)	595		616
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	395		378
144A, 5.000%, 5/1/25(2)	790		758
OCP SA 144A, 5.625%, 4/25/24(2)	690		728
Platform Specialty Products Corp. 144A, 5.875%, 12/1/25(2)	960		938
PQ Corp. 144A, 5.750%, 12/15/25(2)	340		337
Rusal Capital DAC 144A, 5.125%, 2/2/22(2)	930		917
Severstal OAO Via Steel Capital S.A. 144A, 5.900%, 10/17/22(2)(15)	275		294
Teck Resources Ltd. 144A, 8.500%, 6/1/24(2)	260		289
United States Steel Corp. 6.250%, 3/15/26	955		951
Vale Overseas Ltd. 6.250%, 8/10/26	500		560
Yamana Gold, Inc. 144A, 4.625%, 12/15/27(2)	1,010		994

			19,407

Real Estate—1.4%
EPR Properties 4.750%, 12/15/26	815		815
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455		439
Hospitality Properties Trust 4.950%, 2/15/27	925		940
LifeStorage LP 3.875%, 12/15/27	385		371
MPT Operating Partnership LP 5.500%, 5/1/24	455		464
5.000%, 10/15/27	415		407
Physicians Realty LP 4.300%, 3/15/27	790		783
Select Income REIT 4.500%, 2/1/25	900		889

			5,108

Telecommunication Services—3.0%
Altice Luxembourg S.A. 144A, 7.625%, 2/15/25(2)	715		611
America Movil SAB de C.V. 6.450%, 12/5/22	5,000	MXN	254
AT&T, Inc. 4.250%, 3/1/27	470		475

	PAR VALUE	VALUE
Telecommunication Services—continued
5.250%, 3/1/37	$155	$164
4.800%, 6/15/44	580	565
5.650%, 2/15/47	300	325
Consolidated Communications, Inc. 6.500%, 10/1/22	902	806
Digicel Group Ltd. 144A, 8.250%, 9/30/20(2)	665	572
Digicel Ltd. 144A, 6.750%, 3/1/23(2)	570	514
Frontier Communications Corp. 8.500%, 4/15/20	355	357
7.125%, 1/15/23	790	533
144A, 8.500%, 4/1/26(2)	350	340
GTH Finance BV 144A, 7.250%, 4/26/23(2)	700	761
Level 3 Financing, Inc. 5.375%, 1/15/24	945	921
Qwest Corp. 7.250%, 9/15/25	400	431
Sprint Corp. 7.625%, 3/1/26	340	332
Sprint Spectrum Co. LLC 144A, 5.152%, 3/20/28(2)	995	1,000
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(2)	1,000	956
West Corp. 144A, 8.500%, 10/15/25(2)	300	290
Windstream Services LLC 144A, 6.375%, 8/1/23(2)	630	359
144A, 8.625%, 10/31/25(2)	520	481

		11,047

Utilities—0.6%
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(2)	600	613
Ferrellgas Partners LP 8.625%, 6/15/20	155	142
6.750%, 6/15/23	855	778
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(2)	810	769
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(8)(12)	200	—	(9)
Texas Competitive Electric Holdings Co. 144A, 11.500%, 10/1/20(2)(8)(12)	375	—	(9)

		2,302
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $195,541)		191,188

LEVERAGED LOANS(1)—10.1%

Aerospace—0.3%
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	851	853
Tranche G, (3 month LIBOR + 2.500%) 4.589%, 8/22/24	74	75

		928

Chemicals—0.3%
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 5.127%, 11/7/24	95	96

See Notes to Financial Statements

44

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Chemicals—continued
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.627%, 6/15/24	$91	$91
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.802%, 2/14/24	403	406
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.127%, 8/25/23	516	524
PQ Corp. Tranche B-1, (3 month LIBOR + 2.500%) 4.291%, 2/8/25	30	30

		1,147

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.880%, 9/29/24	642	649

Consumer Non-Durables—0.3%
Coty, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/29/25(6)	240	239
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.688%, 9/29/23	236	236
HLF Financing S.a r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.377%, 2/15/23	204	205
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 7.052%, 6/30/24	357	362

		1,042

Energy—0.8%
California Resources Corp., (1 month LIBOR + 10.375%) 12.229%, 12/31/21	420	474
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 9.444%, 8/23/21	122	130
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.127%, 10/30/24	594	592
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.302%, 2/21/21	490	409
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	535	538
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.765%, 4/12/24	945	934

		3,077

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.877%, 8/4/25	1,174	1,204
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 7.877%, 6/30/22	942	915
FinCo I LLC, (1 month LIBOR + 2.750%) 4.627%, 12/27/22	200	202
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.202%, 3/7/23	60	61

		2,382

Food / Tobacco—0.3%
CFSP Acquisition Corp.
(3 month LIBOR + 0.500%) 0.500%, 3/14/25(6)(14)	14	14
(3 month LIBOR + 3.000%) 4.822%, 3/14/25	61	61
CHG PPC Parent LLC First Lien, (3 month LIBOR + 2.750%) 0.000%, 3/23/25(6)	65	65
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 10/10/23	330	331

	PAR VALUE	VALUE
Food / Tobacco—continued
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.678%, 10/30/22	$208	$207
Milk Specialties Co., (3 month LIBOR + 4.000%) 6.302%, 8/16/23	552	554

		1,232

Food and Drug—0.2%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	607	599

Forest Prod / Containers—0.1%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.490%, 12/7/24	202	194
Spectrum Holdings III Corp. First Lien,
(3 month LIBOR + 1.000%) 1.000%, 1/31/25(6)(14)	28	28
(1 month LIBOR + 3.250%) 5.127%, 1/31/25	282	282

		504

Gaming / Leisure—0.9%
Affinity Gaming, (1 month LIBOR + 3.250%) 5.127%, 7/1/23	518	520
Everi Payments, Inc. Tranche B, (2 month LIBOR + 3.500%) 5.494%, 5/9/24	223	225
Gateway Casinos & Entertainment Ltd., (1 month LIBOR + 3.000%) 4.750%, 3/13/25	210	211
Mohegan Tribal Gaming Authority Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/13/23	433	432
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 5.000%, 4/29/24	627	630
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.686%, 8/14/24	35	35
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.877%, 7/8/24	547	549
UFC Holdings, LLC First Lien, (1 month LIBOR + 3.250%) 5.130%, 8/18/23	392	394
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 3/29/25(6)	150	150

		3,146

Healthcare—0.6%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.855%, 1/16/23	159	152
Change Healthcare Holdings, Inc., (1 month LIBOR + 2.750%) 4.627%, 3/1/24	327	328
CHG Healthcare Services, Inc. 2017, First Lien, (3 month LIBOR + 3.000%) 4.772%, 6/7/23	473	476
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.880%, 12/1/23	54	54
PharMerica Corp. Second Lien, (1 month LIBOR + 7.750%) 9.461%, 12/5/25	80	80
Prospect Medical Holdings, Inc. Tranche B-1, (1 month LIBOR + 5.500%) 7.188%, 2/22/24	345	345
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.627%, 4/29/22	234	238
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 6.552%, 12/30/22	382	384

		2,057

Housing—0.3%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.122%, 10/25/23	456	461

See Notes to Financial Statements

45

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Housing—continued
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.880%, 3/24/25	$251	$253
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	570	574

		1,288

Information Technology—0.8%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.302%, 9/19/25	100	103
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.734%, 6/30/21	172	160
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 5.880%, 11/14/24	354	355
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 10.023%, 11/1/24	193	200
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.536%, 2/2/24	510	511
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(6)	855	859
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(6)	305	306
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.802%, 1/27/23	345	343

		2,837

Manufacturing—0.6%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 5.127%, 8/18/24	104	105
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	1,049	717
Filtration Group Corp., (3 month LIBOR + 3.000%) 0.000%, 3/29/25(6)	230	230
Pro Mach Group, Inc. First Lien, (3 month LIBOR + 3.000%) 5.035%, 3/7/25	55	55
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.802%, 12/23/21	462	464
Zodiac Pool Solutions LLC Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	415	415

		1,986

Media / Telecom – Diversified Media—0.3%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.377%, 2/28/25	620	619
Meredith Corp., (1 month LIBOR + 3.000%) 4.877%, 1/31/25	550	553

		1,172

Media / Telecom – Telecommunications—0.6%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.627%, 1/31/25	603	593
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.377%, 11/1/24	693	701
Second Lien, (1 month LIBOR + 8.250%) 10.127%, 11/1/25	390	393
West Corp.
Tranche B-1, (3 month LIBOR + 3.500%) 0.000%, 10/10/24(6)	320	320

	PAR VALUE	VALUE
Media / Telecom – Telecommunications—continued
Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/10/24	$236	$238

		2,245

Media / Telecom – Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.020%, 5/27/24	99	98

Metals / Minerals—0.3%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 6.880%, 3/18/24	463	462
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.240%, 2/12/25	550	550

		1,012

Retail—0.5%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 6.877%, 9/25/24	373	369
BJ’s Wholesale Club, Inc. Second Lien, (1 month LIBOR + 7.500%) 9.191%, 2/3/25	535	536
Leslie’s Poolmart, Inc. Tranche B-2, (2 month LIBOR + 3.500%) 5.278%, 8/16/23	295	297
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 4.941%, 10/25/20	688	593

		1,795

Service—1.5%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	432	423
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	680	651
Delek US Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(6)	120	120
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 6/30/24	243	243
Laureate Education, Inc. 2024, (1 month LIBOR + 3.500%) 5.377%, 4/26/24	593	595
NAB Holdings, LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.302%, 7/1/24	299	300
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.494%, 10/20/22	264	265
Pearl Intermediate Parent LLC First Lien,
(3 month LIBOR + 1.000%) 1.00% 2/14/25(6)(14)	140	138
(1 month LIBOR + 2.750%) 4.527%, 2/14/25	475	470
Red Ventures, LLC First Lien, (1 month LIBOR + 4.000%) 5.877%, 11/8/24	781	787
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	1,105	1,108
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	475	480

		5,580

Total Transportation – Automotive—0.2%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.210%, 11/6/24	830	834

See Notes to Financial Statements

46

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Utility—0.4%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.377%, 4/13/23	$528		$532
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.877%, 4/15/24	405		397
Vistra Operations Co. LLC (1 month LIBOR + 2.500%) 4.377%, 8/4/23	320		323
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	57		57

			1,309
TOTAL LEVERAGED LOANS (Identified Cost $37,013)			36,919

	SHARES
PREFERRED STOCKS—2.9%

Financial—2.5%
Citigroup, Inc. Series P, 5.950%	735	(7)	756
Huntington Bancshares, Inc. Series E 5.700%	1,150	(7)	1,156
JPMorgan Chase & Co. Series Z, 5.300%	1,280	(7)	1,315
KeyCorp Series D, 5.000%	1,655	(7)	1,631
M&T Bank Corp. Series F, 5.125%	930	(7)	928
MetLife, Inc. Series D 5.875%	478	(7)	486
PNC Financial Services Group, Inc. (The) Series R, 4.850%	965	(7)	967
Series S, 5.000%	775	(7)	771
Zions Bancorp 6.950%	38,525		1,086

			9,096

Industrials—0.4%
General Electric Co. Series D, 5.000%	1,485	(7)	1,470
TOTAL PREFERRED STOCKS (Identified Cost $10,388)			10,566

COMMON STOCKS—0.2%

Consumer Discretionary—0.0%
Mark IV Industries	446		16

Energy—0.2%
CGG SA(11)	264,437		524
Frontera Energy Corp.(11)	3,405		95

			619
TOTAL COMMON STOCKS (Identified Cost $493)			635

AFFILIATED MUTUAL FUND(16)—2.5%
Virtus Newfleet Credit Opportunities Fund Class R6	934,418		9,017
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)			9,017

	SHARES	VALUE
RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.	6,252	$3
TOTAL RIGHTS (Identified Cost $5)		3
TOTAL LONG-TERM INVESTMENTS—99.0%
(Identified Cost $367,674)		362,110	(10)

SHORT-TERM INVESTMENT—1.1%

Money Market Mutual Fund(16)—1.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	4,092,419	4,092
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,092)		4,092
TOTAL INVESTMENTS—100.1% (Identified Cost $371,766)		366,202
Other assets and liabilities, net—(0.1)%		(185)

NET ASSETS—100.0%		$366,017

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $159,602 or 43.6% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.
(6)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Non-income producing.
(12)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(13)	100% of the income received was in cash.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(16)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

47

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	69%
Netherlands	3
Argentina	3
Mexico	3
Canada	3
Colombia	1
Russia	1
Other	17
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$21,104	$—	$21,104	$—
Corporate Bonds And Notes	191,188	—	191,188	—	(1)
Foreign Government Securities	41,823	—	41,823	—
Leveraged Loans	36,919	—	36,919	—
Mortgage-Backed Securities	46,007	—	46,007	—
Municipal Bonds	446	—	446	—
U.S. Government Securities	4,402	—	4,402	—
Equity Securities:
Affiliated Mutual Fund	9,017	9,017	—	—
Common Stocks	635	619	—	16
Preferred Stocks	10,566	1,086	9,480	—
Rights	3	—	—	3
Short-Term Investment	4,092	4,092	—	—

Total Investments	$366,202	$14,814	$351,369	$19

There were no transfers between Level 1, Level 2, or Level 3 related to securities held as of March 31, 2018.

(1)	Amount is less than $500

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

48

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.1%

Non-Agency—0.1%
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(1)	$638	$639
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $637)		639

CORPORATE BONDS AND NOTES—4.4%

Consumer Discretionary—0.3%
DISH DBS Corp. 5.875%, 7/15/22	575	549
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,173

		1,722

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	855	876

Energy—1.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	1,241	1,303
Alta Mesa Holdings LP 7.875%, 12/15/24	765	797
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	895
Chesapeake Energy Corp. 6.625%, 8/15/20	905	932
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	298	304
Energy Transfer Equity LP 4.250%, 3/15/23	515	501
EP Energy LLC 144A 8.000%, 11/29/24(2)	835	839
FTS International, Inc. 6.250%, 5/1/22	825	827
Peabody Energy Corp. 144A 6.000%, 3/31/22(2)	70	71
Sunoco LP 144A 4.875%, 1/15/23(2)	295	284

		6,753

Financial—0.3%
iStar, Inc. 5.250%, 9/15/22	280	271
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,123

		1,394

Healthcare—0.7%
Community Health Systems, Inc. 6.250%, 3/31/23	320	295
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(3)	385	388
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	435	453
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	1,535	1,476
Valeant Pharmaceuticals International, Inc. 144A 5.500%, 11/1/25(2)	925	900

		3,512

	PAR VALUE	VALUE
Industrials—0.1%
Standard Industries, Inc. 144A 5.500%, 2/15/23(2)	$555	$575

Information Technology—0.1%
First Data Corp. 144A, 5.000%, 1/15/24(2)	600	600
144A, 5.750%, 1/15/24(2)	225	226

		826

Materials—1.1%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(2)	785	789
BWAY Holding Co. 144A 5.500%, 4/15/24(2)	1,160	1,167
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	525	521
Hexion Inc. 6.625%, 4/15/20	645	602
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	345	330
144A, 5.000%, 5/1/25(2)	260	250
Reynolds Group Issuer, Inc. 144A, 5.125%, 7/15/23(2)	575	581
144A, 7.000%, 7/15/24(2)	1,330	1,392

		5,632

Telecommunication Services—0.2%
T-Mobile USA, Inc. 6.000%, 4/15/24	1,090	1,135

Utilities—0.1%
Ferrellgas Partners LP 6.750%, 6/15/23	920	837
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(2)(6)(7)	9,165	7

		844
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $23,545)		23,269

LEVERAGED LOANS(1)—101.3%

Aerospace—2.3%
American Airlines, Inc.
2017 Replacement, (1 month LIBOR + 2.000%) 3.875%, 6/27/20	1,763	1,765
2017, Tranche B, (1 month LIBOR + 2.000%) 3.877%, 4/28/23	1,198	1,198
Science Applications International Corp. Tranche B , (3 month LIBOR + 2.000%) 3.813%, 5/4/22	1,501	1,514
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	6,559	6,575
Tranche G, (3 month LIBOR + 2.500%) 4.589%, 8/22/24	1,012	1,015

		12,067

Chemicals—4.3%
Alpha 3 B.V. Tranche B-1 , (3 month LIBOR + 3.000%) 5.302%, 1/31/24	754	760

See Notes to Financial Statements

49

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Chemicals—continued
H.B. Fuller Co. , (1 month LIBOR + 2.250%) 4.072%, 10/20/24	$1,244	$1,249
Ineos U.S. Finance LLC 2024 , (1 month LIBOR + 2.000%) 3.877%, 4/1/24	5,367	5,377
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 5.127%, 11/7/24	1,005	1,012
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.627%, 6/15/24	321	323
Kraton Polymers LLC 2018 , (1 month LIBOR + 2.500%) 4.377%, 3/8/25	423	425
MacDermid, Inc. Tranche B-7 , (1 month LIBOR + 2.500%) 4.377%, 6/7/20	1,216	1,219
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.802%, 2/14/24	816	822
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.127%, 8/25/23	2,475	2,513
PQ Corp. Tranche B-1 , (3 month LIBOR + 2.500%) 4.291%, 2/8/25	690	692
Solenis International LP First Lien , (3 month LIBOR + 3.250%) 5.234%, 7/31/21	2,262	2,255
Tronox Blocked Borrower LLC First Lien , (3 month LIBOR + 3.000%) 5.302%, 9/23/24	178	179
Tronox Finance LLC First Lien , (3 month LIBOR + 3.000%) 5.302%, 9/23/24	411	414
Univar USA, Inc. Tranche B-3 , (1 month LIBOR + 2.500%) 4.377%, 7/1/24	3,049	3,068
Venator Materials Corp. , (1 month LIBOR + 3.000%) 4.877%, 8/8/24	2,323	2,335

		22,643

Consumer Durables—0.7%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.880%, 9/29/24	1,687	1,706
Hayward Industries, Inc. First Lien , (1 month LIBOR + 3.500%) 5.377%, 8/5/24	607	609
Serta Simmons Bedding LLC First Lien , (3 month LIBOR + 3.500%) 5.243%, 11/8/23	1,697	1,531

		3,846

Consumer Non-Durables—2.2%
Diamond (BC) B.V. , (2 month LIBOR + 3.000%) 4.994%, 9/6/24	1,781	1,777
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.377%, 2/15/23	856	864
Libbey Glass, Inc. , (1 month LIBOR + 3.000%) 4.718%, 4/9/21	1,771	1,746
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 7.052%, 6/30/24	1,598	1,617
Prestige Brands, Inc. Tranche B-4 , (1 month LIBOR + 2.000%) 3.877%, 1/26/24	555	556
Revlon Consumer Products Corp. Tranche B , (1 month LIBOR + 3.500%) 5.377%, 9/7/23	2,022	1,583
SRAM LLC First Lien , (3 month PRIME + 2.250%) 5.728%, 3/15/24	2,240	2,254
Zep, Inc. First Lien , (3 month LIBOR + 4.000%) 5.772%, 8/12/24	1,219	1,224

		11,621

Energy—3.5%
California Resources Corp. , (1 month LIBOR + 4.750%) 6.572%, 12/31/22	1,000	1,013

	PAR VALUE	VALUE
Energy—continued
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 9.444%, 8/23/21	$910	$965
Chief Exploration & Development LLC Second Lien , (2 month LIBOR + 6.500%) 8.416%, 5/16/21	1,639	1,623
Fieldwood Energy LLC
(1 month LIBOR + 7.000%) 8.877%, 8/31/20(8)	733	727
Second Lien, (3 month LIBOR + 7.125%) 0.000%, 9/30/20(4)(6)	1,623	325
First Lien, (3 month LIBOR + 7.125%) 9.002%, 9/30/20(8)	989	940
Gavilan Resources LLC Second Lien , (1 month LIBOR + 6.000%) 7.786%, 3/1/24	790	790
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 5.127%, 10/30/24	1,172	1,169
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.810%, 12/31/23	568	568
MRC Global (U.S.), Inc. 2017 Refinancing, Tranche B , (1 month LIBOR + 3.500%) 5.387%, 9/20/24	1,711	1,724
Ocean Rig UDW, Inc. , (3 month FIXED + 8.000%) 8.000%, 9/20/24	270	282
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(4)(6)(7)	14	—
Seadrill Operating LP , (3 month LIBOR + 6.000%) 8.302%, 2/21/21	3,998	3,342
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	1,710	1,719
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.765%, 4/12/24	1,175	1,162
Weatherford International Ltd. , (1 month LIBOR + 2.300%) 4.180%, 7/13/20	2,259	2,222

		18,571

Financial—2.8%
Asurion LLC
Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/4/22	1,559	1,568
Tranche B-6, (1 month LIBOR + 2.750%) 4.627%, 11/3/23	1,058	1,065
Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.877%, 8/4/25	2,455	2,518
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 7.877%, 6/30/22	3,714	3,609
Duff & Phelps Investment Management Co. Tranche B , (3 month LIBOR + 3.250%) 5.552%, 2/13/25	1,090	1,091
FinCo I LLC , (1 month LIBOR + 2.750%) 4.627%, 12/27/22	1,308	1,323
Focus Financial Partners LLC Tranche B-1, First Lien , (3 month LIBOR + 2.750%) 5.052%, 7/3/24	1,538	1,542
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.202%, 3/7/23	260	264
iStar, Inc. , (1 month LIBOR + 3.000%) 4.766%, 10/1/21(7)	328	330
Tempo Acquisition LLC , (1 month LIBOR + 3.000%) 4.877%, 5/1/24	1,573	1,581

		14,891

Food / Tobacco—3.4%
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.877%, 3/11/25	668	672
CFSP Acquisition Corp. ,
(3 month LIBOR + 0.5000%) 0.5000%, 3/14/25(4)(9)	62	61
(3 month LIBOR + 3.000%) 4.822%, 3/14/25	273	273

See Notes to Financial Statements

50

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Food / Tobacco—continued
CHG PPC Parent LLC First Lien , (3 month LIBOR + 2.750%) 0.000%, 3/23/25(4)	$200	$200
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.377%, 10/10/23	1,451	1,457
Dole Food Co., Inc. Tranche B , (1 month LIBOR + 3.000%) 5.206%, 4/6/24	2,728	2,731
Hostess Brands LLC 2017 Refinancing, Tranche B , (1 month LIBOR + 2.250%) 4.127%, 8/3/22	2,684	2,695
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.678%, 10/30/22	4,653	4,637
Milk Specialties Co. , (3 month LIBOR + 4.000%) 6.302%, 8/16/23	1,162	1,167
Post Holdings, Inc. , (1 month LIBOR + 2.000%) 3.880%, 5/24/24	1,022	1,024
Sigma Holdco B.V. Tranche B , (3 month LIBOR + 3.000%) 0.000%, 3/6/25(4)	1,505	1,503
US Foods, Inc. , (1 month LIBOR + 2.500%) 4.377%, 6/27/23	1,444	1,453

		17,873

Food and Drug—0.9%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	2,685	2,651
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 5.292%, 12/21/22	2,010	1,987

		4,638

Forest Prod / Containers—4.4%
Anchor Glass Container Corp. 2017, First Lien, (1 month LIBOR + 2.750%) 4.558%, 12/7/23	995	965
Second Lien, (1 month LIBOR + 7.750%) 9.490%, 12/7/24	1,358	1,301
Berlin Packaging, Inc. S.a.r.l. 2017, First Lien , (1 month LIBOR + 3.250%) 5.060%, 10/1/21	1,848	1,855
Berry Global Group, Inc.
Tranche O, (1 month LIBOR + 2.000%) 3.740%, 2/8/20	2,988	2,999
Tranche P, (1 month LIBOR + 2.000%) 3.740%, 1/6/21	1,843	1,850
Tranche Q, (1 month LIBOR + 2.000%) 3.808%, 10/1/22	548	550
Tranche R, (1 month LIBOR + 2.000%) 3.740%, 1/19/24	272	273
BWAY Corp. , (3 month LIBOR + 3.250%) 4.958%, 4/3/24	1,816	1,824
Klockner Pentaplast of America, Inc. , (1 month LIBOR + 4.250%) 6.127%, 6/30/22	3,104	2,982
Reynolds Group Holdings, Inc. , (1 month LIBOR + 2.750%) 4.627%, 2/5/23	4,168	4,188
Spectrum Holdings III Corp. First Lien
(3 month LIBOR + 1.00%) 1.00%, 1/31/25(9)	117	117
(1 month LIBOR + 3.250%) 5.127%, 1/31/25	1,183	1,185
Tricorbraun Holding, Inc.
First Lien, (3 month LIBOR + 3.750%) 5.973%, 11/30/23	180	181
First Lien, (3 month PRIME + 2.750%) 6.052%, 11/30/23	1,785	1,793
Trident TPI Holdings, Inc.
(3 month LIBOR + 2.500%) 5.127%, 10/5/24	235	236
Tranche B-1, (1 month LIBOR + 3.250%) 5.127%, 10/17/24	559	561

		22,860

	PAR VALUE	VALUE
Gaming / Leisure—7.8%
Affinity Gaming LLC , (1 month LIBOR + 3.250%) 5.127%, 7/1/23	$1,563	$1,571
Aristocrat Leisure Ltd. 2017, Tranche B-2, (3 month LIBOR + 2.000%) 3.745%, 10/20/21	1,129	1,134
(3 month LIBOR + 2.000%) 3.745%, 10/19/24	1,137	1,141
Caesars Resort Collection LLC Tranche B , (1 month LIBOR + 2.750%) 4.627%, 12/23/24	6,115	6,153
CBAC Borrower LLC Tranche B , (1 month LIBOR + 4.000%) 5.877%, 7/8/24	1,095	1,103
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.500%) 4.377%, 4/18/24	2,198	2,207
El Dorado Resorts, Inc. , (2 month LIBOR + 2.250%) 4.125%, 4/17/24	1,211	1,214
Everi Payments, Inc. Tranche B , (2 month LIBOR + 3.500%) 5.494%, 5/9/24	1,816	1,828
Gateway Casinos & Entertainment Ltd. , (1 month LIBOR + 3.000%) 4.750%, 3/13/25	905	911
Golden Nugget, Inc. Tranche B , (2 month LIBOR + 3.250%) 4.970%, 10/4/23	1,474	1,486
Greektown Holdings LLC , (1 month LIBOR + 3.000%) 4.877%, 4/25/24	854	855
GVC Holdings plc , (3 month LIBOR + 2.500%) 0.000%, 3/15/24(4)	1,445	1,446
Hilton Worldwide Finance LLC Tranche B-2 , (1 month LIBOR + 2.000%) 3.872%, 10/25/23	4,668	4,690
MGM Growth Properties Operation Partnership LP Tranche B , (1 month LIBOR + 2.000%) 3.877%, 4/25/23	2,471	2,476
Mohegan Tribal Gaming Authority Tranche B , (1 month LIBOR + 4.000%) 5.877%, 10/13/23	1,400	1,396
Playa Resorts Holding B.V. , (3 month LIBOR + 3.250%) 5.000%, 4/29/24	2,732	2,745
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.686%, 8/14/24	2,294	2,302
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.380%, 6/8/23	2,463	2,470
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.130%, 8/18/23	2,409	2,420
VICI Properties, Inc. Tranche B , (1 month LIBOR + 2.000%) 3.854%, 12/20/24	955	957
Wyndham Hotels & Resorts, Inc. Tranche B , (3 month LIBOR + 1.750%) 0.000%, 3/29/25(4)	430	431

		40,936

Healthcare—11.9%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.855%, 1/16/23	1,330	1,276
Acadia Healthcare Co., Inc. . Tranche B-4 , (1 month LIBOR + 2.500%) 4.377%, 2/16/23	2,012	2,028
Air Medical Group Holdings, Inc. Tranche B , (1 month LIBOR + 4.250%) 6.015%, 3/14/25	394	397
Akorn, Inc. , (1 month LIBOR + 4.250%) 6.188%, 4/16/21	2,180	2,164
Amneal Pharmaceuticals LLC
Tranche B, (1 month LIBOR + 3.500%) 5.377%, 11/1/19	1,255	1,256
Tranche B, (3 month LIBOR + 3.500%) 0.000%, 3/23/25(4)	1,820	1,820
Ardent Legacy Acquisitions, Inc. , (1 month LIBOR + 5.500%) 7.377%, 8/4/21	1,489	1,493
Avantor Performance Materials Holdings, Inc. , (1 month LIBOR + 4.000%) 5.877%, 11/21/24	1,870	1,889

See Notes to Financial Statements

51

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Healthcare—continued
Catalent Pharma Solution, Inc. , (1 month LIBOR + 2.250%) 4.127%, 5/20/24	$1,203	$1,206
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.627%, 3/1/24	2,708	2,714
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.772%, 6/7/23	741	746
Community Health Systems, Inc. 2019 Tranche G, (3 month LIBOR + 2.750%) 4.734%, 12/31/19	1,230	1,198
2021, Tranche H, (3 month LIBOR + 3.000%) 4.984%, 1/27/21	3,472	3,332
Concentra, Inc. Tranche B-1, First Lien , (3 month LIBOR + 2.750%) 4.530%, 6/1/22	310	312
Concordia International Corp. , (1 month LIBOR + 4.250%) 6.127%, 10/21/21(8)	1,184	1,056
CryoLife, Inc. , (3 month LIBOR + 4.000%) 6.302%, 12/2/24	783	791
DJO Finance , (3 month LIBOR + 3.250%) 5.036%, 6/8/20	2,624	2,635
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.188%, 4/29/24	2,040	2,034
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.880%, 12/1/23	997	1,000
Explorer Holdings, Inc. , (3 month LIBOR + 3.750%) 5.522%, 5/2/23	427	430
Greatbatch Ltd. Tranche B , (1 month LIBOR + 3.250%) 4.990%, 10/27/22	680	686
Immucor, Inc. Tranche B-3 , (3 month LIBOR + 5.000%) 7.302%, 6/15/21	174	178
INC Research Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.127%, 8/1/24	1,220	1,224
Jaguar Holding Company I, LLC 2017 , (3 month LIBOR + 2.750%) 4.589%, 8/18/22(4)	3,043	3,052
Kindred Healthcare, Inc. , (3 month LIBOR + 3.500%) 5.250%, 4/9/21	1,132	1,135
MPH Acquisition Holdings LLC , (3 month LIBOR + 2.750%) 5.052%, 6/7/23	739	742
NVA Holdings, Inc. Tranche B-3, First Lien , (3 month LIBOR + 2.750%) 5.052%, 2/2/25	1,750	1,751
Ortho-Clinical Diagnostics Holdings S.a.r.l. , (1 month LIBOR + 3.750%) 5.627%, 6/30/21	3,106	3,130
Parexel International Corp. , (1 month LIBOR + 2.750%) 4.627%, 9/27/24	1,816	1,816
PharMerica Corp.
First Lien, (1 month LIBOR + 3.500%) 5.211%, 12/6/24	1,310	1,314
Second Lien, (1 month LIBOR + 7.750%) 9.461%, 12/5/25	125	125
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.188%, 2/22/24	800	800
Quintiles IMS, Inc.
Tranche B-1, (3 month LIBOR + 2.000%) 4.302%, 3/7/24	2,022	2,033
Tranche B-2, (3 month LIBOR + 2.000%) 4.302%, 1/17/25	104	105
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.627%, 4/29/22	1,420	1,449
Select Medical Corp. Tranche B , (3 month LIBOR + 3.500%) 5.480%, 3/1/21	1,500	1,512
Sterigenics-Nordion , (1 month LIBOR + 3.000%) 4.877%, 5/15/22	2,186	2,184
Surgery Partners LLC , (1 month LIBOR + 3.250%) 5.130%, 9/2/24	2,881	2,878

	PAR VALUE	VALUE
Healthcare—continued
Team Health Holdings, Inc. , (1 month LIBOR + 2.750%) 4.627%, 2/6/24	$1,062	$1,013
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.552%, 12/30/22	2,308	2,316
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B , (1 month LIBOR + 3.500%) 5.240%, 4/1/22	3,181	3,213

		62,433

Housing—5.0%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.122%, 10/25/23	2,012	2,035
ABC Supply, Inc. , (1 month LIBOR + 2.500%) 4.377%, 10/31/23	3,505	3,510
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 3.936%, 1/2/25	630	633
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.380%, 3/25/24	515	517
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.880%, 3/24/25	1,479	1,491
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	2,388	2,404
DTZ U.S. Borrower, LLC First Lien , (3 month LIBOR + 3.250%) 5.270%, 11/4/21	1,788	1,778
HD Supply, Inc.
Tranche B-3, (3 month LIBOR + 2.250%) 4.552%, 8/13/21	1,861	1,872
Tranche B-4, (3 month LIBOR + 2.500%) 4.802%, 10/17/23	661	664
Quikrete Holdings, Inc. First Lien , (1 month LIBOR + 2.750%) 4.627%, 11/15/23	3,487	3,500
Realogy Group LLC 2025 , (1 month LIBOR + 2.250%) 3.961%, 2/8/25	3,508	3,525
Siteone Landscape Supply, LLC Tranche D , (1 month LIBOR + 2.750%) 4.630%, 4/29/22	1,444	1,449
Summit Materials , (1 month LIBOR + 2.250%) 4.127%, 11/21/24	3,052	3,071

		26,449

Information Technology—7.1%
Applied Systems, Inc.
First Lien, (3 month LIBOR + 3.250%) 5.552%, 9/19/24	284	285
Second Lien, (3 month LIBOR + 7.000%) 9.302%, 9/19/25	320	330
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.734%, 6/30/21	2,511	2,337
BMC Software Finance, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.127%, 9/10/22	2,776	2,788
Dell International LLC Tranche B , (1 month LIBOR + 2.000%) 3.880%, 9/7/23	3,436	3,439
Go Daddy Operating Co. LLC Tranche B-1 , (1 month LIBOR + 2.250%) 4.127%, 2/15/24	1,968	1,973
Infor U.S., Inc. Tranche B-6 , (1 month LIBOR + 2.750%) 4.627%, 2/1/22	3,673	3,679
Intralinks, Inc. First Lien , (1 month LIBOR + 4.000%) 5.880%, 11/14/24	1,586	1,590
Kronos, Inc.
First Lien, (1 month LIBOR + 3.000%) 4.880%, 11/1/23	3,796	3,818

See Notes to Financial Statements

52

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Second Lien, (3 month LIBOR + 8.250%) 10.023%, 11/1/24	$965	$1,000
Leidos Innovations Corp. Tranche B , (1 month LIBOR + 1.750%) 3.688%, 8/16/23	1,392	1,400
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.536%, 2/2/24	1,321	1,323
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.787%, 11/3/23	3,129	3,115
Sorenson Communications LLC First Lien , (3 month LIBOR + 5.750%) 8.060%, 4/30/20	154	154
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(4)	3,840	3,857
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(4)	1,370	1,376
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.802%, 1/27/23	1,819	1,811
VF Holdings Corp. Tranche B-1, First Lien , (1 month LIBOR + 3.250%) 5.127%, 6/30/23	1,107	1,116
Western Digital Corp. Tranche B-3 , (1 month LIBOR + 2.000%) 3.877%, 4/29/23	1,933	1,942

		37,333

Manufacturing—5.4%
Accudyne Industries LLC , (1 month LIBOR + 3.250%) 5.127%, 8/18/24	1,189	1,195
Brand Energy & Infrastructure Services, Inc. , (3 month LIBOR + 4.250%) 6.186%, 6/21/24	2,342	2,362
Circor International, Inc. , (1 month LIBOR + 3.500%) 5.240%, 12/11/24	1,895	1,901
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	5,097	3,481
Filtration Group Corp. , (3 month LIBOR + 3.000%) 0.000%, 3/29/25(4)	875	877
Gardner Denver, Inc. Tranche B-1 , (3 month LIBOR + 2.750%) 5.052%, 7/30/24	3,154	3,168
Gates Global LLC Tranche B-2 , (3 month LIBOR + 2.750%) 5.052%, 4/1/24	2,153	2,163
NN, Inc. 2017, (1 month LIBOR + 3.250%) 5.127%, 4/2/21	960	962
Tranche B, (1 month LIBOR + 3.750%) 5.627%, 10/19/22	1,414	1,416
Paladin Brands Holding, Inc. Tranche B , (3 month LIBOR + 5.500%) 7.802%, 8/15/22	953	959
Pro Mach Group, Inc. First Lien , (3 month LIBOR + 3.000%) 5.035%, 3/7/25	285	285
RBS Global, Inc. (Rexnord LLC) , (1 month LIBOR + 2.250%) 4.111%, 8/21/24	1,172	1,178
Robertshaw US Holding Corp. First Lien , (1 month LIBOR + 3.500%) 5.438%, 2/28/25	1,455	1,466
Thermon Industries, Inc. Tranche B , (1 month LIBOR + 3.750%) 5.414%, 10/30/24	257	258
Titan Acquisition Ltd. , (3 month LIBOR + 3.000%) 0.000%, 3/14/25(4)	1,590	1,587
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.802%, 12/23/21	2,254	2,266
Zodiac Pool Solutions LLC
Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	1,699	1,700
Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/7/25(4)	1,335	1,341

		28,565

	PAR VALUE	VALUE
Media / Telecom – Broadcasting—4.4%
iHeartCommunications, Inc. Tranche D , (3 month LIBOR + 0.000%) 0.000%, 1/30/19(6)	$5,288	$4,171
Mission Broadcasting, Inc. Tranche B-2 , (1 month LIBOR + 2.500%) 4.164%, 1/17/24	115	116
Nexstar Broadcasting, Inc. Tranche B-2 , (1 month LIBOR + 2.500%) 4.164%, 1/17/24	895	898
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 4.130%, 1/3/24	2,470	2,478
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(4)	3,780	3,794
Tribune Media Co.
Tranche B, (1 month LIBOR + 3.000%) 4.877%, 12/27/20	158	158
Tranche C, (1 month LIBOR + 3.000%) 4.877%, 1/26/24	1,975	1,975
Univision Communications, Inc. 2017 Replacement, First Lien , (1 month LIBOR + 2.750%) 4.627%, 3/15/24	9,590	9,426

		23,016

Media / Telecom – Cable/Wireless Video—5.0%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.127%, 7/28/25	1,657	1,654
Charter Communications Operating LLC Tranche B , (1 month LIBOR + 2.000%) 3.880%, 4/30/25	7,167	7,191
CSC Holdings LLC 2017 Refinancing, (1 month LIBOR + 2.250%) 4.036%, 7/17/25	3,296	3,284
2018, (1 month LIBOR + 2.500%) 4.277%, 1/25/26	350	350
MCC Iowa LLC Tranche M , (weekly LIBOR + 2.000%) 3.740%, 1/15/25	1,602	1,604
Mediacom Illinois LLC Tranche N , (3 month LIBOR + 2.250%) 3.490%, 2/15/24(4)	2,272	2,276
Radiate Holdco LLC , (1 month LIBOR + 3.000%) 4.877%, 2/1/24	2,830	2,812
Telenet Financing USD LLC , (3 month LIBOR + 2.500%) 0.000%, 3/1/26(4)	80	80
UPC Financing Partnership Tranche A-R , (1 month LIBOR + 2.500%) 4.277%, 1/15/26	2,240	2,246
Virgin Media Bristol LLC Tranche K , (1 month LIBOR + 2.500%) 4.277%, 1/15/26	2,105	2,115
Ziggo Secured Finance Partnership Tranche E , (1 month LIBOR + 2.500%) 4.277%, 4/15/25	2,395	2,377

		25,989

Media / Telecom – Diversified Media—2.4%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien , (3 month LIBOR + 3.750%) 6.052%, 7/8/22	2,178	2,177
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.377%, 2/28/25	880	879
Formula One Management Ltd. Tranche B-3 , (1 month LIBOR + 2.500%) 4.377%, 2/1/24	2,793	2,786
Fort Dearborn Holding Co., Inc. First Lien , (3 month LIBOR + 4.000%) 5.694%, 10/19/23	1,797	1,776
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien , (1 month LIBOR + 4.000%) 5.877%, 5/4/22	3,212	3,169
Meredith Corp. , (1 month LIBOR + 3.000%) 4.877%, 1/31/25	1,190	1,197

See Notes to Financial Statements

53

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media / Telecom – Diversified Media—continued
SMG US Midco 2, Inc. First Lien , (1 month LIBOR + 3.250%) 5.137%, 1/23/25	$380	$383

		12,367

Media / Telecom – Telecommunications—5.8%
Altice Financing S.A. 2017 Refinancing , (3 month LIBOR + 2.750%) 4.470%, 7/15/25	2,119	2,074
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.627%, 1/31/25	3,047	2,995
Communications Sales & Leasing, Inc. , (1 month LIBOR + 3.000%) 4.877%, 10/24/22	2,211	2,133
Frontier Communications Corp. Tranche B-1 , (1 month LIBOR + 3.750%) 5.630%, 6/15/24	1,836	1,810
Global Tel*Link Corp. First Lien , (3 month LIBOR + 4.000%) 6.302%, 5/23/20	2,013	2,023
Level 3 Financing, Inc. 2024, Tranche B , (1 month LIBOR + 2.250%) 4.111%, 2/22/24	8,712	8,727
Neustar, Inc.
First Lien, (3 month LIBOR + 2.500%) 4.802%, 1/8/20	254	255
First Lien, (1 month LIBOR + 3.500%) 5.377%, 8/8/24	1,199	1,202
Numericable U.S. LLC , (3 month LIBOR + 3.000%) 4.720%, 1/31/26	1,117	1,084
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.377%, 11/1/24	2,489	2,515
Second Lien, (1 month LIBOR + 8.250%) 10.127%, 11/1/25	985	994
SFR Group S.A. Tranche B-11 , (3 month LIBOR + 2.750%) 4.522%, 7/31/25	3,295	3,188
West Corp.
Tranche B-1, (3 month LIBOR + 3.500%) 0.000%, 10/10/24(4)	465	465
Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/10/24	1,074	1,083

		30,548

Media / Telecom – Wireless Communications—1.1%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.020%, 5/27/24	730	726
SBA Senior Finance II LLC Tranche B-1 , (weekly LIBOR + 2.250%) 3.990%, 3/24/21	2,846	2,852
Sprint Communications, Inc. , (1 month LIBOR + 2.500%) 4.438%, 2/2/24	2,336	2,335

		5,913

Metals / Minerals—0.9%
Blackhawk Mining LLC Tranche B-1, First Lien , (3 month LIBOR + 10.000%) 11.780%, 2/17/22	978	847
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 6.880%, 3/18/24	1,771	1,765
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.240%, 2/12/25	1,650	1,650
Peabody Energy Corp. 2017 , (1 month LIBOR + 3.500%) 5.377%, 3/31/22	281	281

		4,543

	PAR VALUE	VALUE
Retail—2.1%
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 6.877%, 9/25/24	$2,224	$2,202
Leslie’s Poolmart, Inc. Tranche B-2 , (2 month LIBOR + 3.500%) 5.278%, 8/16/23	1,541	1,550
Michaels Stores, Inc. Tranche B-1 , (1 month LIBOR + 2.750%) 4.589%, 1/30/23	2,098	2,107
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 4.941%, 10/25/20	2,147	1,850
PetSmart, Inc. Tranche B-2, (1 month LIBOR + 3.000%) 4.680%, 3/11/22	2,412	1,931
Staples, Inc., (3 month LIBOR + 4.000%) 5.787%, 9/12/24	1,637	1,620

		11,260

Service—11.8%
Advanced Disposal Services, Inc., (weekly LIBOR + 2.250%) 3.981%, 11/10/23	613	614
Advantage Sales & Marketing, Inc.
First Lien, (3 month LIBOR + 3.250%) 5.017%, 7/23/21	559	547
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	1,107	1,083
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	1,200	1,149
AlixPartners LLP 2017 Refinancing, (3 month LIBOR + 2.750%) 5.052%, 4/4/24	2,252	2,261
ASGN, Inc. Tranche B-2, (3 month LIBOR + 2.000%) 0.000%, 4/2/25(4)	585	587
Brickman Group Ltd. LLC (The)
First Lien, (1 month LIBOR + 3.000%) 4.843%, 12/18/20	3,658	3,676
Second Lien, (1 month LIBOR + 6.500%) 8.308%, 12/17/21	923	928
Casella Waste Systems, Inc. Tranche B-1, (1 month LIBOR + 2.500%) 4.308%, 10/17/23	1,180	1,184
Crossmark Holdings, Inc.
First Lien, (3 month LIBOR + 3.500%) 5.802%, 12/20/19	1,917	928
Second Lien, (3 month LIBOR + 7.500%) 9.802%, 12/21/20(7)	520	39
Delek U.S. Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(4)	360	361
First Data Corp. 2022, Tranche-D, (1 month LIBOR + 2.250%) 4.122%, 7/8/22	1,525	1,527
2024, Tranche-A, (1 month LIBOR + 2.250%) 4.122%, 4/26/24	5,236	5,242
Garda World Security Corp. Tranche B, (3 month PRIME + 2.500%) 6.378%, 5/24/24	799	806
Gopher Resource LLC, (3 month LIBOR + 3.250%) 5.478%, 3/6/25	395	398
Greenrock Finance, Inc. Tranche B, First Lien, (3 month LIBOR + 3.500%) 5.802%, 6/28/24	1,172	1,179
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 6/30/24	1,077	1,077
KAR Auction Services, Inc. Tranche B-4, (3 month LIBOR + 2.250%) 4.563%, 3/11/21	1,656	1,664
Laureate Education, Inc. 2024, (1 month LIBOR + 3.500%) 5.377%, 4/26/24	3,355	3,369
NAB Holdings, LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.302%, 7/1/24	1,731	1,740

See Notes to Financial Statements

54

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Service—continued
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.494%, 10/20/22	$915	$919
Patriot Container Corp., (1 month LIBOR + 3.500%) 5.322%, 3/15/25	215	216
Pearl Intermediate Parent LLC
First Lien (3 month LIBOR + 1.000%) 1.000%, 2/14/25(4)(9)	423	418
First Lien, (1 month LIBOR + 2.750%) 4.527%, 2/14/25	1,437	1,420
Prime Security Services Borrower LLC 2016 Refinancing, Tranche B-1, First Lien, (1 month LIBOR + 2.750%) 4.627%, 5/2/22	2,418	2,435
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.877%, 11/8/24	1,766	1,780
Sedgwick Claims Management Services, Inc.
First Lien, (1 month LIBOR + 2.750%) 4.627%, 3/1/21	3,427	3,422
Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	1,725	1,730
ServiceMaster Co., LLC Tranche C, (1 month LIBOR + 2.500%) 4.377%, 11/8/23	5,037	5,052
Spin Holdco, Inc. Tranche B-1, First Lien, (3 month LIBOR + 3.250%) 5.083%, 11/14/22	3,276	3,294
St. George’s University Scholastic Services LLC, (1 month LIBOR + 3.750%) 5.630%, 7/6/22	1,198	1,205
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	2,535	2,557
TransUnion LLC, 2017 Replacement Tranche B-3, (1 month LIBOR + 2.000%) 3.877%, 4/10/23	4,200	4,210
WEX, Inc. Tranche B-2, (1 month LIBOR + 2.250%) 4.127%, 6/30/23	1,997	2,009
Wrangler Buyer Corp. (Waste Industries USA, Inc.), (1 month LIBOR + 3.000%) 4.877%, 9/27/24	923	927

		61,953

Transportation – Automotive—2.7%
Accuride International, Inc. 2017 Refinancing, (1 month LIBOR + 5.250%) 7.552%, 11/17/23	1,938	1,957
American Axle & Manufacturing, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.130%, 4/6/24	1,389	1,395
Cooper-Standard Automotive, Inc. Tranche B-1, (3 month LIBOR + 2.000%) 4.302%, 11/2/23	1,354	1,359
Deck Chassis Acquisition, Inc. Second Lien, (1 month LIBOR + 6.000%) 7.877%, 6/15/23	345	350
DexKo Global, Inc. Tranche B, First Lien, (3 month LIBOR + 3.500%) 5.802%, 7/24/24	2,259	2,280
Federal-Mogul Corp. Tranche C, (1 month LIBOR + 3.750%) 5.580%, 4/15/21	3,460	3,480
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.210%, 11/6/24	2,315	2,326
TI Group Auto Systems LLC, (1 month LIBOR + 2.500%) 4.377%, 6/30/22	911	914

		14,061

Transportation – Land Transportation—0.2%
Transplace Holdings, Inc. First Lien, (1 month LIBOR + 4.250%) 5.961%, 10/7/24	788	791

Utility—3.2%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.377%, 4/13/23	1,432	1,442

	PAR VALUE	VALUE
Utility—continued
Calpine Construction Finance Co., LP Tranche B, (1 month LIBOR + 2.500%) 4.377%, 1/15/25	$1,990	$1,994
Dynegy, Inc. Tranche C-2, (1 month LIBOR + 2.750%) 4.604%, 2/7/24	2,679	2,694
Lightstone Holdco LLC
Tranche B, (1 month LIBOR + 3.750%) 5.627%, 1/30/24	692	695
Tranche C, (1 month LIBOR + 3.750%) 5.627%, 1/30/24	44	44
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.052%, 6/30/23	5,054	5,060
Talen Energy Supply LLC
Tranche B-1, (1 month LIBOR + 4.000%) 5.877%, 7/15/23	1,041	1,021
(1 month LIBOR + 4.000%) 5.877%, 4/15/24	1,235	1,211
TerraForm Power Operating LLC, (1 month LIBOR + 2.750%) 4.627%, 11/8/22	519	521
Vistra Operations Co., LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	1,348	1,357
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	240	242
2016, (1 month LIBOR + 2.250%) 4.093%, 12/14/23	389	391

		16,672
TOTAL LEVERAGED LOANS (Identified Cost $537,540)		531,839

	SHARES
COMMON STOCKS—0.1%

Consumer Discretionary—0.1%
VICI Properties, Inc.	31,026	569

Energy—0.0%
Sabine Oil & Gas LLC(10)	714	34
TOTAL COMMON STOCKS (Identified Cost $614)		603

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(7)	152,810	78
TOTAL RIGHTS (Identified Cost $129)		78

WARRANTS—0.0%

Energy—0.0%
Sabine Oil & Gas LLC(10)	2,268	13
Sabine Oil & Gas LLC(10)	404	2
TOTAL WARRANTS (Identified Cost $18)		15
TOTAL LONG-TERM INVESTMENTS—105.9%
(Identified Cost $562,483)		556,443	(5)

See Notes to Financial Statements

55

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.0%

Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(11)	10,614,731	$10,615
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $10,615)		10,615
TOTAL INVESTMENTS—107.9% (Identified Cost $573,098)		567,058
Other assets and liabilities, net—(7.9)%		(41,705)

NET ASSETS—100.0%		$525,353

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $13,332 or 2.5% of net assets.
(3)	100% of the income received was in cash.
(4)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Luxembourg	2
Netherlands	1
Canada	1
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$23,269	$—	$23,262	$7
Leveraged Loans	531,839	—	531,469	370
Mortgage-Backed Securities	639	—	639	—
Equity Securities:
Common Stocks	603	569	—	34
Rights	78	—	—	78
Short-Term Investment	10,615	10,615	—	—
Warrants	15	—	—	15

Total Investments	$567,058	$11,184	$555,370	$504

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2018. Securities with an end of period value of $370 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

56

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(2)—98.0%

Alabama—1.4%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, 4.000%, 12/1/48(1)	$465	$499
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue, 4.000%, 12/1/25	500	522
5.000%, 12/1/25	1,000	1,085

		2,106

Arizona—4.7%
Arizona Board of Regents, Arizona State University System Revenue, 5.000%, 7/1/36	1,000	1,146
5.000%, 7/1/37	360	412
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	578
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	648
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,050
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue, 5.000%, 8/1/24	1,115	1,255
5.000%, 8/1/25	2,000	2,247

		7,336

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	587

California—3.6%
California Health Facilities Financing Authority, Sutter Health Revenue, 5.000%, 11/15/30	600	695
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21	100	105
4.500%, 6/1/23	225	243
4.500%, 6/1/24	150	163
California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, 4.000%, 10/1/36	275	287
California State Municipal Finance Authority, Community Medical Centers Revenue, 5.000%, 2/1/27	400	454
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	228
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	564
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,150
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue (BAM Insured), 5.000%, 5/1/32	545	630
Oakland Unified School District, General Obligation, 5.000%, 8/1/30	500	582
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	250	298
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	203

		5,602

Colorado—6.7%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	666

	PAR VALUE	VALUE
Colorado—continued
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	$400	$461
E-470 Public Highway Authority Revenue, 5.000%, 9/1/20	340	365
(NATL Insured), 0.000%, 9/1/29	665	376
Public Authority For Colorado Energy, Natural Gas Purchase Revenue, 6.125%, 11/15/23	2,135	2,495
6.250%, 11/15/28	2,250	2,810
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,395
University of Colorado, Enterprise Revenue, (Pre-refunded 6/1/19 @100), 5.625%, 6/1/22	1,650	1,725

		10,293

Connecticut—1.4%
Connecticut Housing Finance Authority, Mortgage Revenue, 3.200%, 11/15/33	425	420
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,711

		2,131

District of Columbia—3.3%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured), 6.500%, 10/1/41	4,000	5,081

Florida—8.9%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	125
(Pre-refunded 4/1/19 @100), 7.000%, 4/1/39	1,050	1,104
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,150
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	345
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	214
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	338
Miami Beach, City of, Stormwater Revenue, (Pre-refunded 9/1/21 @100), (Pre-refunded 9/1/21 @100), 5.250%, 9/1/23	1,265	1,405
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,705
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	227
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	455	521
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,908
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,251
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	854
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	525

		13,672

Georgia—3.5%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @100), 5.625%, 1/1/28	1,500	1,545

See Notes to Financial Statements

57

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Georgia—continued
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	$650	$748
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,054

		5,347

Idaho—1.0%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,590

Illinois—10.3%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	791
Chicago, City of,
Sales Tax Revenue (Escrowed to Maturity), 5.000%, 1/1/21	750	812
Sales Tax Revenue (Pre-refunded 1/1/22 @100), 5.250%, 1/1/38	25	28
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	551
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	557
Waterworks Revenue, Second Lien, (AGM Insured), 5.000%, 11/1/31	500	571
Waterworks Revenue, Second Lien, (AGM Insured), 5.250%, 11/1/32	350	407
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	711
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	1,220	1,259
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	275
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,151
Illinois, State of, General Obligation, 5.000%, 4/1/22	815	848
5.000%, 2/1/26	1,490	1,545
5.000%, 2/1/27	1,250	1,297
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	726
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	516
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,733
University of Illinois, Auxiliary Facilities System Revenue, 5.500%, 4/1/31	1,540	1,674
5.125%, 4/1/36	500	529

		15,981

Indiana—2.2%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	900
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,350	2,434

		3,334

	PAR VALUE	VALUE
Iowa—1.5%
Iowa, State of, Prison Infrastructure, Funding Revenue, (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	$2,250	$2,408

Louisiana—0.6%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/19	300	311
5.000%, 6/1/20	550	585

		896

Maine—1.7%
Portland, City of, General Airport Revenue, 5.000%, 7/1/26	1,000	1,106
5.000%, 7/1/29	580	634
5.000%, 7/1/30	770	839

		2,579

Maryland—2.9%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	280
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(1)	500	501
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,135
Medstar Health System Revenue, 5.000%, 8/15/26	800	917
Medstar Health System Revenue, 5.000%, 5/15/42	600	674

		4,507

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	578

Michigan—1.8%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,414
Michigan State Building Authority, Facilities Program Lease Revenue, 5.000%, 4/15/25	500	580
4.000%, 10/15/36	500	521
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	209

		2,724

New Jersey—4.8%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,041
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,282
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,835	1,910
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	252
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, 5.000%, 6/1/41	1,000	999

		7,484

See Notes to Financial Statements

58

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
New York—9.0%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	$550	$619
Long Island Power Authority, Electric Revenue, 5.000%, 9/1/32	250	290
Metropolitan Transportation Authority, Transportation Revenue, 6.250%, 11/15/23	605	622
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	25	26
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	1,300	1,338
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured), 6.125%, 1/1/29	500	517
(AMBAC Insured), 5.000%, 1/1/20	900	902
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, 5.750%, 6/15/40	1,640	1,653
(Pre-refunded 6/15/18 @100), 5.750%, 6/15/40	1,360	1,372
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue, 5.000%, 5/1/35	3,165	3,623
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	170
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	300	330
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	266
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	852
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	210
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	572

		13,833

North Dakota—0.9%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,370

Ohio—2.5%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,386
Ohio State Juvenile Correction Facilities Project, Lease Revenue, 5.000%, 10/1/21	1,080	1,190
5.000%, 10/1/22	1,135	1,274

		3,850

Oklahoma—0.9%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, (Pre-refunded 1/1/21 @100), 5.000%, 1/1/29	1,250	1,357

Oregon—1.6%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	270
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,273
Washington & Multnomah Counties, Beaverton School District No. 48J, 0.000%, 6/15/36	800	913

		2,456

Pennsylvania—5.0%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	278

	PAR VALUE	VALUE
Pennsylvania—continued
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	$250	$289
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, 6.375%, 12/1/38	2,000	2,468
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	1,235	1,369
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	250	277
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	265	293
(Pre-refunded 12/1/21 @100), 5.250%, 12/1/31	2,000	2,234
Philadelphia, City of,
Water & Wastewater Revenue, 5.000%, 11/1/31	125	145
Water & Wastewater Revenue, 5.000%, 10/1/42	300	340

		7,693

South Carolina—0.9%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,134
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	287

		1,421

Tennessee—2.0%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,109
Tennessee Housing Development Agency, Residential Finance Program Revenue, 2.050%, 7/1/20	555	556
2.300%, 1/1/21	320	322
Tennessee State School Bond Authority, Higher Education Program Revenue, 5.000%, 11/1/34	1,000	1,184

		3,171

Texas—9.4%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @ 100), 7.250%, 12/1/35	2,525	2,619
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,148
North Texas Tollway Authority,
Senior Lien Toll Revenue, 5.000%, 1/1/30	400	461
Special Project System Revenue, (Pre-refunded 9/1/31 @100), 0.000%, 9/1/43	1,500	1,643
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured), 5.000%, 9/1/25	1,015	1,127
(AGM Insured), 5.000%, 9/1/23	1,085	1,206
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien, 6.250%, 12/15/26	1,580	1,850
Corp. II, 2.092%, 9/15/27(1)	3,000	2,956
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured), 5.000%, 8/1/24	1,340	1,532

		14,542

Vermont—0.4%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	200	222
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	338

		560

See Notes to Financial Statements

59

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Virginia—1.5%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	$1,250	$1,460
Virginia College Building Authority, Marymount University Revenue, 5.000%, 7/1/20(3)	200	210
5.000%, 7/1/21(3)	400	426
5.000%, 7/1/22(3)	195	210

		2,306

Washington—1.2%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,873

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	446

Wisconsin—1.3%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,117
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	248
Wisconsin, State of, General Obligation, 5.000%, 11/1/27	600	722

		2,087
TOTAL MUNICIPAL BONDS (Identified Cost $146,889)		151,201
TOTAL LONG-TERM INVESTMENTS—98.0%
(Identified Cost $146,889)		151,201

	SHARES
SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund—0.6%
Dreyfus AMT-Free Tax Exempt Cash Management – Institutional Shares (seven-day effective yield 1.180%)(4)	997,717	998
TOTAL SHORT-TERM INVESTMENT (Identified Cost $998)		998
TOTAL INVESTMENTS—98.6% (Identified Cost $147,887)		152,199
Other assets and liabilities, net—1.4%		2,087

NET ASSETS—100.0%		$154,286

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	At March 31, 2018, 20.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,176 or 0.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$151,201	$—	$151,201	$—
Equity Securities:
Short-term Investment	998	998	—	—

Total Investments	$152,199	$998	$151,201	$—

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

60

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond		Newfleet High Yield Fund

Assets
Investment in securities at value(1)	$71,304	$25,196		$69,367
Investments in affiliated securities at value(2)	1,138	—		—
Cash	8	702		16
Receivables
Investment securities sold	41	—		135
Fund shares sold	51	118		271
Dividends and interest	593	349		1,003
Prepaid expenses	30	19		21
Prepaid trustee retainer	1	—	(4)	1
Other assets	4	1		3

Total assets	73,170	26,385		70,817

Liabilities
Payables
Fund shares repurchased	111	35		140
Investment securities purchased	1,005	—		3,289
Dividend distributions	11	8		26
Investment advisory fees	9	2		14
Distribution and service fees	13	4		14
Administration fees	7	2		6
Transfer agent and sub-transfer agent fees and expenses	25	5		35
Trustees’ fees and expenses	— (4)	—	(4)	— (4)
Professional fees	14	14		14
Trustee deferred compensation plan	4	1		3
Other accrued expenses	7	2		8

Total liabilities	1,206	73		3,549

Net Assets	$71,964	$26,312		$67,268

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$73,792	$25,635		$80,672
Accumulated undistributed net investment income (loss)	164	29		176
Accumulated undistributed net realized gain (loss)	(1,610)	26		(12,734)
Net unrealized appreciation (depreciation) on investments	(382)	622		(846)

Net Assets	$71,964	$26,312		$67,268

Net Assets:
Class A	$36,587	$16,570		$52,694
Class C	$6,043	$—		$3,555
Class I	$28,884	$9,742		$6,118
Class R6	$450	$—		$4,901
Shares Outstanding (unlimited number of share authorized)(3):
Class A	3,321,280	1,440,197		12,781,507
Class C	561,542	—		877,472
Class I	2,579,775	848,436		1,481,940
Class R6	40,208	—		1,187,126
Net Asset Value and Redemption Price Per Share:
Class A	$11.02	$11.51		$4.12
Class C	$10.76	$—		$4.05
Class I	$11.20	$11.48		$4.13
Class R6	$11.20	$—		$4.13
Offering price per share NAV/(1-2.75%):
Class A	$—	$11.84		$—
Offering price per share NAV/(1-3.75%):
Class A	$11.45	$—		$4.28

(1) Investment in securities at cost.	$71,645	$24,574		$70,213
(2) Investments in affiliated securities at cost.	1,179	—		—
(3) Bond Fund has a par value of $1.00, and all other funds on this page have no par value.
(4) Amount is less than $500.

See Notes to Financial Statements

61

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund

Assets
Investment in securities at value(1)	$367,432	$357,185	$567,058	$152,199
Investments in affiliated securities at value(2)	—	9,017	—	—
Cash	20	104	1,329	—	(5)
Receivables
Investment securities sold	275	1,269	6,125	211
Fund shares sold	925	605	505	89
Dividends and interest	1,428	3,801	1,642	2,233
Prepaid expenses	31	36	32	20
Prepaid trustee retainer	4	5	6	2
Other assets	18	18	26	8

Total assets	370,133	372,040	576,723	154,762

Liabilities
Foreign currency overdraft(3)	—	17	—	—
Payables
Fund shares repurchased	691	678	5,042	280
Investment securities purchased	4,199	4,693	22,421	—
Borrowings (Note 12)	—	—	23,000	—
Dividend distributions	43	261	391	58
Investment advisory fees	66	139	179	37
Distribution and service fees	40	69	118	24
Administration fees	35	35	52	15
Transfer agent and sub-transfer agent fees and expenses	69	69	74	30
Trustees’ fees and expenses	— (5)	— (5)	— (5)	—	(5)
Professional fees	15	16	—	15
Trustee deferred compensation plan	18	18	26	8
Interest payable on line of credit	—	—	6	—
Other accrued expenses	26	28	61	9

Total liabilities	5,202	6,023	51,370	476

Net Assets	$364,931	$366,017	$525,353	$154,286

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$369,080	$383,833	$561,039	$149,458
Accumulated undistributed net investment income (loss)	277	238	(968)	214
Accumulated undistributed net realized gain (loss)	(1,709)	(12,494)	(28,678)	302
Net unrealized appreciation (depreciation) on investments	(2,717)	(5,560)	(6,040)	4,312

Net Assets	$364,931	$366,017	$525,353	$154,286

Net Assets:
Class A	$79,047	$79,752	$204,581	$40,396
Class C	$26,666	$60,498	$85,318	$17,574
Class I	$259,218	$207,770	$234,102	$96,316
Class R6	$—	$17,997	$1,352	$—
Shares Outstanding (unlimited number of share authorized)(4):
Class A	7,394,171	7,818,767	21,713,929	3,668,787
Class C	2,494,519	5,873,385	9,044,073	1,595,761
Class I	24,254,833	20,354,654	24,869,158	8,747,482
Class R6	—	1,763,364	143,491	—
Net Asset Value and Redemption Price Per Share:
Class A	$10.69	$10.20	$9.42	$11.01
Class C	$10.69	$10.30	$9.43	$11.01
Class I	$10.69	$10.21	$9.41	$11.01
Class R6	$—	$10.21	$9.42	$—
Offering price per share NAV/(1-2.75%):
Class A	$10.99	$—	$9.69	$11.32
Offering price per share NAV/(1-3.75%):
Class A	$—	$10.60	$—	$—

(1) Investment in securities at cost	$370,149	$362,425	$573,098	$147,887
(2) Investments in affiliated securities at cost	—	9,341	—	—
(3) Foreign currency at cost	—		—	—
(4) Newfleet Low Duration Income Fund and Newfleet Tax-Exempt Bond Fund have a par value of $0.001, and all other funds on this page have no par value.
(5) Amount is less than $500.

See Notes to Financial Statements

62

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond	Newfleet High Yield Fund

Investment Income
Dividends	$12	$—	$51
Dividends from affiliated fund	34	—	—
Interest	1,443	482	2,203

Total investment income	1,489	482	2,254

Expenses
Investment advisory fees	163	60	226
Distribution and service fees, Class A	48	21	68
Distribution and service fees, Class C	32	—	18
Administration fees	34	12	32
Transfer agent fees and expenses	32	8	42
Sub-transfer agent fees and expenses Class A	10	3	13
Sub-transfer agent fees and expenses Class C	3	—	1
Sub-transfer agent fees and expenses Class I	9	5	4
Sub-administration fees	5	2	5
Registration fees	42	18	44
Printing fees and expenses	4	2	4
Custodian fees	3	— (1)	4
Professional fees	13	11	13
Trustees’ fees and expenses	3	1	4
Miscellaneous expenses	4	2	6

Total expenses	405	145	484
Less expenses reimbursed and/or waived by investment adviser	(111)	(44)	(138)
Low balance account fees	(1)	— (1)	(4)

Net expenses	293	101	342

Net investment income (loss)	1,196	381	1,912

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	131	28	462
Net change in unrealized appreciation (depreciation) from:
Affiliated investments	(17)	—	—
Unaffiliated investments	(2,003)	(532)	(2,453)

Net Realized and Unrealized Gain (Loss) on Investments	(1,889)	(504)	(1,991)

Net increase (decrease) in net assets resulting from operations	$(693)	$(123)	$(79)

(1) Amount is less than $500.

See Notes to Financial Statements

63

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund

Investment Income
Dividends	$35	$33	$14	$12
Dividends from affiliated fund	—	269	—	—
Interest	5,305	9,694	14,300	2,940
Foreign taxes withheld	—	(30)	—	—

Total investment income	5,340	9,966	14,314	2,952

Expenses
Investment advisory fees	1,011	1,052	1,229	364
Distribution and service fees, Class A	101	106	272	54
Distribution and service fees, Class C	149	314	456	97
Administration fees	175	182	260	76
Transfer agent fees and expenses	96	94	123	41
Sub-transfer agent fees and expenses Class A	30	31	23	13
Sub-transfer agent fees and expenses Class C	9	20	29	5
Sub-transfer agent fees and expenses Class I	89	67	72	36
Sub-administration fees	23	24	36	11
Interest expense on borrowings	—	—	370	—
Registration fees	45	45	55	37
Printing fees and expenses	17	18	24	8
Custodian fees	5	7	30	1
Professional fees	14	17	19	12
Trustees’ fees and expenses	15	16	24	7
Miscellaneous expenses	15	17	105	6

Total expenses	1,794	2,010	3,127	768
Less expenses reimbursed and/or waived by investment adviser	(625)	(206)	(145)	(131)
Low balance account fees	— (1)	(1)	— (1)	— (1)

Net expenses	1,169	1,803	2,982	637

Net investment income (loss)	4,171	8,163	11,332	2,315

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(343)	(395)	2,058	305
Foreign currency transactions	—	(8)	—	—
Net change in unrealized appreciation (depreciation) from:
Affiliated investments	—	(131)	—	—
Unaffiliated investments	(4,525)	(7,593)	(1,850)	(3,475)
Foreign currency transactions	—	5	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(4,868)	(8,122)	208	(3,170)

Net increase (decrease) in net assets resulting from operations	$(697)	$41	$11,540	$(855)

(1) Amount is less than $500.

See Notes to Financial Statements

64

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Newfleet Bond Fund		Newfleet CA Tax-Exempt Bond
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,196	$2,411	$381	$824
Net realized gain (loss)	131	101	28	202
Net change in unrealized appreciation (depreciation)	(2,020)	(732)	(532)	(996)

Increase (decrease) in net assets resulting from operations	(693)	1,780	(123)	30

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(627)	(1,316)	(233)	(522)
Class B	—	(1)	—	—
Class C	(80)	(199)	—	—
Class I	(492)	(826)	(148)	(321)
Class R6	(9)	(7)	—	—
Net Realized Gains:
Class A	—	—	(126)	(106)
Class I	—	—	(74)	(59)

Total Dividends and Distributions to Shareholders	(1,208)	(2,349)	(581)	(1,008)

Change in Net Assets From Capital Transactions (See Note 5)
Class A	(1,957)	(4,228)	(283)	(1,576)
Class B	—	(72)	—	—
Class C	(469)	(2,644)	—	—
Class I	3,022	2,463	(36)	(1,224)
Class R6	2	462	—	—

Increase (decrease) in net assets from share transactions	598	(4,019)	(319)	(2,800)

Net increase (decrease) in net assets	(1,303)	(4,588)	(1,023)	(3,778)

Net Assets
Beginning of period	73,267	77,855	27,335	31,113

End of period	$71,964	$73,267	$26,312	$27,335

Accumulated undistributed net investment income (loss) at end of period	$164	$176	$29	$29

See Notes to Financial Statements

65

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet High Yield Fund		Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,912	$3,933	$4,171	$7,558
Net realized gain (loss)	462	(619)	(343)	(561)
Net increase in payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,453)	1,684	(4,525)	(2,302)

Increase (decrease) in net assets resulting from operations	(79)	4,998	(697)	4,695

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(1,565)	(3,074)	(865)	(1,761)
Class B	—	— (1)	—	—
Class C	(90)	(180)	(208)	(465)
Class I	(179)	(419)	(3,088)	(5,306)
Class R6	(154)	(73)	—	—

Total Dividends and Distributions to Shareholders	(1,988)	(3,746)	(4,161)	(7,532)

Change in Net Assets From Capital Transactions (See Note 5)
Class A	(2,371)	(8,670)	(1,433)	(19,703)
Class B	—	(27)	—	—
Class C	69	(705)	(5,344)	(13,906)
Class I	(281)	(1,545)	11,847	844
Class R6	(199)	5,263	—	—

Increase (decrease) in net assets from share transactions	(2,782)	(5,684)	5,070	(32,765)

Net increase (decrease) in net assets	(4,849)	(4,432)	212	(35,602)

Net Assets
Beginning of period	72,117	76,549	364,719	400,321

End of period	$67,268	$72,117	$364,931	$364,719

Accumulated undistributed net investment income (loss) at end of period	$176	$252	$277	$267

(1) Amount is less than $500.

See Notes to Financial Statements

66

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Multi-Sector Intermediate Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$8,163	$14,922	$11,332	$22,762
Net realized gain (loss)	(403)	(1,924)	2,058	(5,929)
Net change in unrealized appreciation (depreciation)	(7,719)	5,280	(1,850)	6,546

Increase (decrease) in net assets resulting from operations	41	18,278	11,540	23,379

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(1,821)	(3,951)	(4,640)	(9,291)
Class B	—	(21)	—	—
Class C	(1,112)	(2,434)	(1,601)	(3,605)
Class I	(4,965)	(7,495)	(5,335)	(10,697)
Class R6	(437)	(277)	(12)	(4)

Total Dividends and Distributions to Shareholders	(8,335)	(14,178)	(11,588)	(23,597)

Change in Net Assets From Capital Transactions (See Note 5)
Class A	(5,591)	(12,696)	(18,448)	(4,634)
Class B	—	(1,709)	—	—
Class C	(2,063)	(12,158)	(12,491)	(14,097)
Class I	6,674	79,969	(16,643)	40,395
Class R6	(1,003)	17,313	1,254	104

Increase (decrease) in net assets from share transactions	(1,983)	70,719	(46,328)	21,768

Net increase (decrease) in net assets	(10,277)	74,819	(46,376)	21,550

Net Assets
Beginning of period	376,294	301,475	571,729	550,179

End of period	$366,017	$376,294	$525,353	$571,729

Accumulated undistributed net investment income (loss) at end of period	$238	$410	$(968)	$(712)

See Notes to Financial Statements

67

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,315	$4,942
Net realized gain (loss)	305	729
Net change in unrealized appreciation (depreciation)	(3,475)	(5,583)

Increase (decrease) in net assets resulting from operations	(855)	88

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(634)	(1,460)
Class C	(210)	(434)
Class I	(1,561)	(2,858)
Net Realized Gains:
Class A	(191)	(97)
Class C	(85)	(36)
Class I	(428)	(147)

Total Dividends and Distributions to Shareholders	(3,109)	(5,032)

Change in Net Assets From Capital Transactions (See Note 5)
Class A	(5,204)	(21,229)
Class C	(2,786)	(5,334)
Class I	(1,311)	(2,165)

Increase (decrease) in net assets from share transactions	(9,301)	(28,728)

Net increase (decrease) in net assets	(13,265)	(33,672)

Net Assets
Beginning of period	167,551	201,223

End of period	$154,286	$167,551

Accumulated undistributed net investment income (loss) at end of period	$214	$304

See Notes to Financial Statements

68

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(8)		Portfolio Turnover Rate(4)
Newfleet Bond Fund
Class A
10/1/17 to 3/31/18(17)	$11.31	0.18	(0.29)	(0.11)	(0.18)	—	—	(0.18)	—		(0.29)	$11.02	(0.96)%		$36,587	0.84%		1.16%	3.25%		29%
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—		(0.07)	11.31	2.60	(16)	39,536	0.84	(16)	1.17	3.26	(16)	56
10/1/15 to 9/30/16	11.02	0.36	0.33	0.69	(0.33)	—	—	(0.33)	—	(5)	0.36	11.38	6.38	(11)	44,136	0.86	(12)	1.18	3.28		64
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	—	(0.06)	(0.38)	—		(0.41)	11.02	(0.26)		48,064	0.85		1.12	3.55		64
10/1/13 to 9/30/14	11.21	0.47	0.22	0.69	(0.47)	—	—	(0.47)	—		0.22	11.43	6.18		53,603	0.85		1.10	4.08		38
10/1/12 to 9/30/13	11.61	0.43	(0.41)	0.02	(0.42)	—	—	(0.42)	—		(0.40)	11.21	0.17		57,286	0.85		1.07	3.75		107

Class C
10/1/17 to 3/31/18(17)	$11.04	0.14	(0.28)	(0.14)	(0.14)	—	—	(0.14)	—		(0.28)	$10.76	(1.30)%		$6,043	1.59%		1.91%	2.50%		29%
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—		(0.08)	11.04	1.79	(16)	6,671	1.59	(16)	1.92	2.51	(16)	56
10/1/15 to 9/30/16	10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	—	(5)	0.34	11.12	5.54	(11)	9,409	1.61	(12)	1.93	2.52		64
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	—	(0.06)	(0.30)	—		(0.41)	10.78	(1.00)		8,853	1.60		1.87	2.74		64
10/1/13 to 9/30/14	10.99	0.37	0.21	0.58	(0.38)	—	—	(0.38)	—		0.20	11.19	5.34		6,315	1.60		1.85	3.33		38
10/1/12 to 9/30/13	11.38	0.34	(0.39)	(0.05)	(0.34)	—	—	(0.34)	—		(0.39)	10.99	(0.51)		6,825	1.60		1.82	2.99		107

Class I
10/1/17 to 3/31/18(17)	$11.49	0.20	(0.29)	(0.09)	(0.20)	—	—	(0.20)	—		(0.29)	$11.20	(0.79)%		$28,884	0.59%		0.87%	3.51%		29%
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—		(0.07)	11.49	2.81	(16)	$26,597	0.59	(16)	0.92	3.52	(16)	56
10/1/15 to 9/30/16	11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	—	(5)	0.37	11.56	6.63	(11)	24,236	0.61	(12)	0.93	3.51		64
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	—	(0.06)	(0.41)	—		(0.40)	11.19	0.08		17,456	0.60		0.87	3.78		64
10/1/13 to 9/30/14	11.37	0.50	0.21	0.71	(0.49)	—	—	(0.49)	—		0.22	11.59	6.35		16,468	0.60		0.85	4.33		38
10/1/12 to 9/30/13	11.76	0.47	(0.41)	0.06	(0.45)	—	—	(0.45)	—		(0.39)	11.37	0.49		22,037	0.60		0.82	3.98		107

Class R6
10/1/17 to 3/31/18(17)	$11.50	0.20	(0.30)	(0.10)	(0.20)	—	—	(0.20)	—		(0.30)	$11.20	(0.85)%		$450	0.53	%(7)	0.81%	3.56%		29%
11/3/16(6) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—		0.05	11.50	3.66	(16)	463	0.53	(16)	0.88	3.33	(16)	56	(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

69

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)	Ratio of Gross Expenses to Average Net Assets (3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Newfleet CA Tax-Exempt
Bond Fund
Class A
10/1/17 to 3/31/18(17)	$11.81	0.16	(0.21)	(0.05)	(0.16)	(0.09)	(0.25)	—	(0.30)	$11.51	(0.46)%	$16,570	0.85%	1.16%	2.75%	2%
10/1/16 to 9/30/17	12.17	0.33	(0.28)	0.05	(0.34)	(0.07)	(0.41)	—	(0.36)	11.81	0.45	(16)	17,298	0.85	(16)	1.17	2.82	(16)	33
10/1/15 to 9/30/16	12.14	0.37	0.29	0.66	(0.36)	(0.27)	(0.63)	—	0.03	12.17	5.56	19,464	0.86	(12)	1.22	3.03	21
10/1/14 to 9/30/15	12.51	0.39	0.03	0.42	(0.40)	(0.39)	(0.79)	—	(0.37)	12.14	3.44	19,978	0.85	1.18	3.16	24
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	(0.24)	(0.66)	—	0.41	12.51	9.16	21,729	0.85	1.11	3.49	7
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	(0.61)	—	(0.86)	12.10	(2.12)	22,612	0.85	1.04	3.39	22

Class I
10/1/17 to 3/31/18(17)	$11.79	0.17	(0.22)	(0.05)	(0.17)	(0.09)	(0.26)	—	(0.31)	$11.48	(0.43)%	$9,742	0.60%	0.96%	3.00%	2%
10/1/16 to 9/30/17	12.15	0.36	(0.28)	0.08	(0.37)	(0.07)	(0.44)	—	(0.36)	11.79	0.69	(16)	10,037	0.60	(16)	0.94	3.06	(16)	33
10/1/15 to 9/30/16	12.12	0.40	0.29	0.69	(0.39)	(0.27)	(0.66)	—	0.03	12.15	5.83	11,649	0.61	(12)	0.97	3.28	21
10/1/14 to 9/30/15	12.49	0.42	0.03	0.45	(0.43)	(0.39)	(0.82)	—	(0.37)	12.12	3.71	11,059	0.60	0.93	3.41	24
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	(0.24)	(0.69)	—	0.40	12.49	9.36	11,453	0.60	0.83	3.74	7
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	(0.64)	—	(0.86)	12.09	(1.88)	26,026	0.60	0.79	3.65	22
Newfleet High Yield
Fund
Class A
10/1/17 to 3/31/18(17)	$4.25	0.12	(0.13)	(0.01)	(0.12)	—	(0.12)	—	(0.13)	$4.12	(0.26)%	$52,694	0.99%	1.39%	5.50%	36%
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	(0.22)	—	0.07	4.25	7.05	(16)	56,694	1.00	(7)(16)	1.41	5.36	(16)	71
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	(0.21)	—	(5)	0.20	4.18	10.59	(11)	64,338	1.15	(12)	1.42	5.15	81
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	(0.23)	—	(0.37)	3.98	(3.39)	60,951	1.15	1.32	5.26	94
10/1/13 to 9/30/14	4.27	0.24	0.08	0.32	(0.24)	—	(0.24)	—	0.08	4.35	7.53	71,042	1.15	1.31	5.55	82
10/1/12 to 9/30/13	4.28	0.26	(0.01)	0.25	(0.26)	—	(0.26)	—	(0.01)	4.27	5.98	80,155	1.15	1.31	6.05	100

Class C
10/1/17 to 3/31/18(17)	$4.17	0.10	(0.12)	(0.02)	(0.10)	—	(0.10)	—	(0.12)	$4.05	(0.45)%	$3,555	1.74%	2.13%	4.75%	36%
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	(0.19)	—	0.06	4.17	6.11	(16)	3,593	1.75	(7)(16)	2.17	4.61	(16)	71
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	(0.18)	—	(5)	0.19	4.11	9.68	(11)	4,231	1.90	(12)	2.17	4.40	81
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	(0.20)	—	(0.36)	3.92	(3.93)	3,705	1.90	2.07	4.52	94
10/1/13 to 9/30/14	4.21	0.21	0.07	0.28	(0.21)	—	(0.21)	—	0.07	4.28	6.60	4,038	1.90	2.07	4.79	82
10/1/12 to 9/30/13	4.23	0.23	(0.02)	0.21	(0.23)	—	(0.23)	—	(0.02)	4.21	5.00	3,302	1.90	2.06	5.31	100

Class I
10/1/17 to 3/31/18(17)	$4.25	0.12	(0.11)	0.01	(0.13)	—	(0.13)	—	(0.12)	$4.13	0.10%	$6,118	0.74%	1.18%	5.74%	36%
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	(0.23)	—	0.07	4.25	7.31	(16)	6,577	0.75	(7)(16)	1.17	5.62	(16)	71
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	(0.22)	—	(5)	0.20	4.18	10.86	(11)	7,954	0.90	(12)	1.16	5.38	81
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	(0.24)	—	(0.37)	3.98	(3.15)	4,625	0.90	1.07	5.53	94
10/1/13 to 9/30/14	4.27	0.26	0.07	0.33	(0.25)	—	(0.25)	—	0.08	4.35	7.80	6,120	0.90	1.07	5.80	82
10/1/12 to 9/30/13	4.28	0.27	(0.01)	0.26	(0.27)	—	(0.27)	—	(0.01)	4.27	6.25	5,812	0.90	1.05	6.37	100

Class R6
10/1/17 to 3/31/18(17)	$4.25	0.12	(0.11)	0.01	(0.13)	—	(0.13)	—	(0.12)	$4.13	0.13%	$4,901	0.68%	1.03%	5.81%	36%
11/3/16(6) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	(0.21)	—	0.11	4.25	7.93	(16)	5,253	0.69	(7)(16)	1.15	5.66	(16)	71	(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

70

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(8)		Portfolio Turnover Rate(4)
Newfleet Low Duration Income
Fund
Class A
10/1/17 to 3/31/18(17)	$10.83	0.12	(0.14)	(0.02)	(0.12)	—	—	(0.12)	—		(0.14)	$10.69	(0.23)%		$79,047	0.75%		1.11%	2.15%		27%
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—		(0.07)	10.83	1.31		81,542	0.75		1.12	1.95		55
1/1/16 to 9/30/16(14)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—		0.20	10.90	3.25		102,049	0.76	(12)	1.12	1.89		38
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	—	(0.03)	(0.22)	—	(5)	(0.12)	10.70	0.89	(11)	85,666	0.75		1.12	1.77		56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—		(0.01)	10.82	1.94		75,456	0.92	(7)	1.11	2.02		58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—		(0.13)	10.83	0.76		39,436	0.95		1.14	1.93		51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	—	(0.22)	—		0.42	10.96	6.14		28,266	0.96	(12)	1.20	2.12		87	(13)

Class C
10/1/17 to 3/31/18(17)	$10.83	0.08	(0.14)	(0.06)	(0.08)	—	—	(0.08)	—		(0.14)	$10.69	(0.60)%		$26,666	1.50%		1.83%	1.40%		27%
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—		(0.07)	10.83	0.56		32,400	1.50		1.87	1.20		55
1/1/16 to 9/30/16(14)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—		0.20	10.90	2.67		46,642	1.51	(12)	1.87	1.15		38
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	—	(0.03)	(0.13)	—	(5)	(0.12)	10.70	0.13	(11)	44,621	1.50		1.86	1.02		56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—		(0.02)	10.82	1.08		51,303	1.68	(7)	1.87	1.28		58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—		(0.13)	10.84	0.01		25,463	1.70		1.89	1.17		51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	—	(0.14)	—		0.43	10.97	5.44		20,156	1.71	(12)	1.95	1.38		87	(13)

Class I
10/1/17 to 3/31/18(17)	$10.83	0.13	(0.14)	(0.01)	(0.13)	—	—	(0.13)	—		(0.14)	$10.69	(0.10)%		$259,218	0.50%		0.83%	2.41%		27%
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—		(0.07)	10.83	1.56		250,777	0.50		0.88	2.21		55
1/1/16 to 9/30/16(14)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—		0.20	10.90	3.44		251,630	0.52	(12)	0.87	2.15		38
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	—	(0.03)	(0.24)	—	(5)	(0.11)	10.70	1.24	(11)	150,977	0.50		0.88	2.03		56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—		(0.02)	10.81	2.10		92,794	0.68	(7)	0.91	2.27		58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—		(0.13)	10.83	1.02		52,790	0.70		0.94	2.18		51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	—	(0.25)	—		0.42	10.96	6.40		29,513	0.73	(12)	0.99	2.40		87	(13)
Newfleet Multi-Sector Intermediate Bond
Fund
Class A
10/1/17 to 3/31/18(17)	$10.42	0.22	(0.22)	—	(0.22)	—	—	(0.22)	—		(0.22)	$10.20	0.02%		$79,752	0.98%		1.10%	4.23%		39%
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—		0.12	10.42	5.64	(16)	87,144	1.01	(7)(16)	1.13	4.55	(16)	64
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—		0.54	10.30	10.15		98,969	1.14	(12)	1.15	4.80		60
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.13)	(0.05)	(0.58)	—	(5)	(0.94)	9.76	(3.41	)(11)	104,833	1.10		1.10	4.81		66
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)	(0.20)	—	(0.72)	—		(0.07)	10.70	6.18		119,423	1.11		1.11	5.00		54
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)	(0.12)	—	(0.67)	—		(0.38)	10.77	2.59		184,524	1.10		1.10	5.13		77

Class C
10/1/17 to 3/31/18(17)	$10.53	0.18	(0.23)	(0.05)	(0.18)	—	—	(0.18)	—		(0.23)	$10.30	(0.35)%		$60,498	1.73%		1.83%	3.48%		39%
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—		0.13	10.53	4.90	(16)	63,919	1.77	(7)(16)	1.88	3.80	(16)	64
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—		0.55	10.40	9.34		75,350	1.88	(12)	1.90	4.04		60
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.13)	(0.05)	(0.51)	—	(5)	(0.94)	9.85	(4.11	)(11)	84,099	1.85		1.85	4.06		66
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)	(0.20)	—	(0.64)	—		(0.07)	10.79	5.33		96,072	1.86		1.86	4.25		54
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)	(0.12)	—	(0.59)	—		(0.37)	10.86	1.90		104,591	1.85		1.85	4.39		77

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

71

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Tax Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(8)		Portfolio Turnover Rate(4)
Newfleet Multi-Sector Intermediate Fund
(Continued)
Class I
10/1/17 to 3/31/18(17)	$10.43	0.23	(0.21)	0.02	(0.24)	—		—	(0.24)	—		(0.22)	$10.21	0.16%		$207,770	0.73%		0.83%	4.84%		39%
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—		—	(0.47)	—		0.12	10.43	5.90	(16)	205,821	0.75	(7)(16)	0.88	4.83	(16)	64
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—		—	(0.45)	—		0.54	10.31	10.42		123,435	0.88	(12)	0.90	5.04		60
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.13)		(0.05)	(0.61)	—	(5)	(0.94)	9.77	(3.17	)(11)	138,956	0.85		0.85	5.06		66
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)	(0.20)		—	(0.75)	—		(0.06)	10.71	6.54		144,298	0.86		0.86	5.24		54
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)	(0.12)		—	(0.70)	—		(0.38)	10.77	2.85		86,387	0.85		0.85	5.38		77

Class R6
10/1/17 to 3/31/18(17)	$10.43	0.24	(0.22)	0.02	(0.24)	—		—	(0.24)	—		(0.22)	$10.21	0.19%		$17,997	0.66	%(7)	0.77%	4.55%		39%
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—		—	(0.48)	—		0.12	10.43	5.98	(16)	19,410	0.67	(7)(16)	0.82	4.79	(16)	64
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—		—	(0.46)	—		0.54	10.31	10.50		2,004	0.81	(12)	0.83	5.12		60
11/14/14(6) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.13)		(0.05)	(0.55)	—	(5)	(0.90)	9.77	(3.31	)(11)	1,778	0.76		0.77	5.12		66	(10)
Newfleet Senior Floating
Rate Fund
Class A
10/1/17 to 3/31/18(17)	$9.42	0.20	—	0.20	(0.20)	—		—	(0.20)	—		—	$9.42	2.04%		$204,581	1.08%		1.11%	4.17%		21%
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—		—	(0.39)	—		—	9.42	4.28		223,055	1.10	(7)	1.16	3.95		95
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—		—	(0.34)	—		0.06	9.42	4.42		227,588	1.23	(9)(12)	1.24	3.67		48
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	(0.03)		—	(0.42)	—	(5)	(0.36)	9.36	0.53	(11)	268,596	1.20	(9)	1.20	3.94		34
10/1/13 to 9/30/14	9.79	0.37	(0.07)	0.30	(0.37)	—		—	(0.37)	—		(0.07)	9.72	3.08		294,617	1.18	(9)	1.18	3.79		77
10/1/12 to 9/30/13	9.79	0.42	0.04	0.46	(0.46)	(—	)(5)	—	(0.46)	—		—	9.79	4.84		386,113	1.21	(9)	1.21	4.29		68

Class C
10/1/17 to 3/31/18(17)	$9.44	0.16	—	0.16	(0.17)	—		—	(0.17)	—		(0.01)	$9.43	1.66%		$85,318	1.83%		1.90%	3.41%		21%
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—		—	(0.32)	—		0.01	9.44	3.50		97,800	1.85	(7)	1.92	3.20		95
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—		—	(0.27)	—		0.06	9.43	3.63		111,839	1.98	(9)(12)	1.99	2.92		48
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	(0.03)		—	(0.34)	—	(5)	(0.36)	9.37	(0.22	)(11)	138,478	1.95	(9)	1.95	3.19		34
10/1/13 to 9/30/14	9.81	0.30	(0.08)	0.22	(0.30)	—		—	(0.30)	—		(0.08)	9.73	2.20		177,485	1.93	(9)	1.93	3.04		77
10/1/12 to 9/30/13	9.80	0.35	0.05	0.40	(0.39)	(—	)(5)	—	(0.39)	—		0.01	9.81	4.15		182,667	1.96	(9)	1.96	3.51		68

Class I
10/1/17 to 3/31/18(17)	$9.42	0.21	(0.01)	0.20	(0.21)	—		—	(0.21)	—		(0.01)	$9.41	2.17%		$234,102	0.83%		0.89%	4.42%		21%
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—		—	(0.41)	—		0.01	9.42	4.54		250,770	0.84	(7)	0.92	4.21		95
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—		—	(0.36)	—		0.06	9.41	4.69		210,752	0.97	(9)(12)	0.98	3.91		48
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	(0.03)		—	(0.44)	—	(5)	(0.36)	9.35	0.78	(11)	284,735	0.95	(9)	0.95	4.20		34
10/1/13 to 9/30/14	9.79	0.40	(0.09)	0.31	(0.39)	—		—	(0.39)	—		(0.08)	9.71	3.23		457,494	0.93	(9)	0.93	4.06		77
10/1/12 to 9/30/13	9.78	0.43	0.07	0.50	(0.49)	(—	)(5)	—	(0.49)	—		0.01	9.79	5.21		381,791	0.96	(9)	0.96	4.41		68

Class R6
10/1/17 to 3/31/18(17)	$9.42	0.21	0.01	0.22	(0.22)	—		—	(0.22)	—		—	$9.42	2.13%		$1,352	0.77	%(7)	0.85%	4.56%		21%
11/3/16(6) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—		—	(0.38)	—		(0.01)	9.42	4.32		104	0.77	(7)	0.86	3.76		95	(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

72

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(8)		Portfolio Turnover Rate(4)
Newfleet Tax-Exempt
Bond Fund
Class A
10/1/17 to 3/31/18(17)	$11.28	0.16	(0.22)	(0.06)	(0.16)	(0.05)	(0.21)	—	(0.27)	$11.01	(0.53)%		$40,396	0.85%		1.01%	2.80%		4%
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	(0.02)	(0.32)	—	(0.27)	11.28	0.48	(16)	46,657	0.85	(16)	1.03	2.78	(16)	9
1/1/16 to 9/30/16(14)	11.43	0.22	0.12	0.34	(0.22)	—	(0.22)	—	0.12	11.55	3.00		69,711	0.87	(12)	1.03	2.53		9
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	(0.01)	(0.30)	—	(0.03)	11.43	2.39		74,418	0.85		1.00	2.60		10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	— (5)	(0.32)	—	0.55	11.46	7.94		79,906	0.85		0.99	2.73		22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—	(0.30)	—	(0.71)	10.91	(3.48)		89,303	0.85		0.98	2.66		29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	—	0.52	11.62	7.45		143,397	0.87	(12)	1.00	2.61		35

Class C
10/1/17 to 3/31/18(17)	$11.29	0.11	(0.22)	(0.11)	(0.12)	(0.05)	(0.17)	—	(0.28)	$11.01	(0.99)%		$17,574	1.60%		1.74%	2.05%		4%
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	(0.02)	(0.24)	—	(0.26)	11.29	(0.18	)(16)	20,832	1.60	(16)	1.78	2.03	(16)	9
1/1/16 to 9/30/16(14)	11.43	0.15	0.13	0.28	(0.16)	—	(0.16)	—	0.12	11.55	2.42		26,833	1.61	(12)	1.78	1.78		9
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	(0.01)	(0.21)	—	(0.03)	11.43	1.62		30,316	1.60		1.75	1.85		10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	— (5)	(0.23)	—	0.54	11.46	7.13		30,967	1.60		1.74	1.98		22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—	(0.21)	—	(0.71)	10.92	(4.29)		28,845	1.60		1.73	1.92		29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	—	0.53	11.63	6.74		39,792	1.62	(12)	1.75	1.86		35

Class I
10/1/17 to 3/31/18(17)	$11.28	0.17	(0.21)	(0.04)	(0.18)	(0.05)	(0.23)	—	(0.27)	$11.01	(0.41)%		$96,316	0.60%		0.77%	3.05%		4%
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	(0.02)	(0.35)	—	(0.27)	11.28	0.73	(16)	100,062	0.60	(16)	0.79	3.04	(16)	9
1/1/16 to 9/30/16(14)	11.43	0.24	0.12	0.36	(0.24)	—	(0.24)	—	0.12	11.55	3.19		104,679	0.62	(12)	0.78	2.78		9
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	(0.01)	(0.33)	—	(0.03)	11.43	2.64		90,912	0.60		0.77	2.85		10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	— (5)	(0.35)	—	0.55	11.46	8.30		86,459	0.60		0.79	2.98		22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—	(0.33)	—	(0.71)	10.91	(3.33)		82,936	0.60		0.77	2.88		29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	—	0.52	11.62	7.72		162,094	0.62	(12)	0.79	2.84		35

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

73

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FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The Fund is currently under its expense limitation.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Payment from affiliate had no impact on total return.
(12)	Net expense ratio includes extraordinary proxy expenses.
(13)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(14)	The Fund changed its fiscal year-end to September 30 during the period.
(15)	Portfolio Turnover Rate is due to high volume of portfolio activity and the limited number of investments held.
(16)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

	Class A	Class C	Class I	Class R6
Newfleet Bond Fund	0.02%	0.02%	0.02%	—
Newfleet California Tax Exempt Fund	0.02%	—	0.02%	—
Newfleet High Yield Fund	0.08%	0.08%	0.08%	—
Newfleet Multi-Sector Intermediate Bond Fund	0.02%	0.02%	0.02%	—
Newfleet Tax Exempt Bond Fund	0.01%	0.01%	0.01%	—

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

	Class A	Class C	Class I	Class R6
Newfleet Bond Fund	0.02%	0.02%	0.02%	—
Newfleet California Tax Exempt Fund	0.02%	—	0.02%	—
Newfleet High Yield Fund	0.08%	0.08%	0.08%	—
Newfleet Multi-Sector Intermediate Bond Fund	0.02%	0.02%	0.02%	—
Newfleet Tax Exempt Bond Fund	0.01%	0.01%	0.01%	—

(17)	Unaudited.

See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which seven (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective(s).

The Funds have the following investment objectives:

Investment Objective(s)
Newfleet Bond Fund	High total return from both current income and capital appreciation.
Newfleet CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Income Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.

There	is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares and Class C shares with the exception of the Newfleet CA Tax-Exempt Bond Fund which does not offer Class C shares. All of the Funds offer Class I shares. Effective March 6, 2017, Class B shares were converted to Class A shares. Prior to conversion, Class B shares were only available to existing shareholders through qualifying transactions. The Newfleet Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Senior Floating Rate Fund also offer Class R6 shares.

Class A shares of Newfleet Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet CA Tax-Exempt Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Prior to March 6, 2017, Class B shares were generally sold with a CDSC, which declined from 5% to zero depending on the period of time the shares were held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class R6 and Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

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MARCH 31, 2018

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the disbursements as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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MARCH 31, 2018

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of the underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

H.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

I.	Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

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MARCH 31, 2018

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of March 31, 2018, the Funds had unfunded loan commitments as follows:

Fund	Borrower	Unfunded Loan Commitment
Newfleet Multi-Sector Intermediate Bond Fund	CFSP Acquisition Corp.	$14
	Pearl Intermediate Parent LLC	138
	Spectrum Holdings III Corp.	28

Newfleet Senior Floating Rate Fund	CFSP Acquisition Corp.	$61
	Pearl Intermediate Parent LLC	418
	Spectrum Holdings III Corp.	117

J.	Securities Lending

($ reported in thousands)

Each Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Funds did not loan securities.

Note 3. Investment	Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Newfleet Tax-Exempt Bond Fund	0.45%

	First $1 Billion	$1+ Billion
Newfleet Bond Fund	0.45	0.40

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Newfleet High Yield Fund	0.65	0.60	0.55
Newfleet Low Duration Income Fund	0.55	0.50	0.45
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

During the period covered by these financial statements, the Newfleet Bond Fund, and, the Newfleet Multi-Sector Intermediate Fund, invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $3, and $25, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser” in the Statements of Operations.

B.	Subadviser

Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or

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MARCH 31, 2018

infrequently occurring expenses (such as litigation), acquired fund fees and dividend expenses, if any), so that such expenses do not exceed on an annualized basis the following percentages of average net assets through January 31, 2019.

	Class A	Class C	Class I	Class R6
Newfleet Bond Fund	0.85%	1.60%	0.60%	0.48	%(2)
Newfleet CA Tax-Exempt Bond Fund	0.85	N/A	0.60	N/A
Newfleet High Yield Fund	1.00	1.75	0.75	0.69
Newfleet Low Duration Income Fund	0.75	1.50	0.50	N/A
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.60	(2)
Newfleet Senior Floating Rate Fund(1)	0.94	1.69	0.69	0.55	(2)
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	N/A

(1)	Excluding leverage expenses, if any.
(2)	Effective March 29, 2018. For the period October 1, 2017, through March 28, 2018, the Class R6 expense caps were as follows for Newfleet Bond Fund, Newfleet Multi-Sector Intermediate Bond Fund, and Newfleet Senior Floating Rate Fund, respectively: 0.54%, 0.67%, and 0.63%.

D.	Expense Recapture

Under certain conditions, for certain Funds, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Expiration
Fund	2018	2019	2020		2021		TOTAL
Newfleet Bond Fund
Class A	$70	$142	$130		$60		$402
Class C	13	32	26		10		81
Class I	25	64	78		38		205
Class R6	—	—	1		1		2
Newfleet CA Tax-Exempt Bond Fund
Class A	39	71	59		26		195
Class I	19	41	35		18		113
Newfleet High Yield Fund
Class A	67	154	233		108		562
Class C	4	9	16		7		36
Class I	5	20	32		13		70
Class R6	—	—	6		9		15
Newfleet Low Duration Income Fund
Class A	131	326	336		145		938
Class C	71	162	144		50		427
Class I	180	652	907		430		2,169
Newfleet Multi-Sector Intermediate Bond Fund
Class A	—	—	91		47		138
Class C	—	—	68		29		97
Class I	—	—	182		95		277
Class R6	—	—	8		9		17
Newfleet Senior Floating Rate Fund
Class A	—	—	114		32		146
Class C	—	—	66		33		99
Class I	—	—	160		80		240
Class R6	—	—	—	(1)	—	(1)	—	(1)
Newfleet Tax-Exempt Bond Fund
Class A	59	117	98		36		310
Class C	23	45	41		14		123
Class I	69	156	184		82		491

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $13 for Class A shares and CDSC of $9, and $4 for Class A shares, and Class C shares respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

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F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2018, the Funds incurred administration fees totaling $771 which are included in the Statements of Operations within the line item “Administration fees.”

For the period ended March 31, 2018, the Funds incurred transfer agent fees totaling $817 which are included in the Statements of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees are paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Newfleet Bond Fund
Class R6	9,098	$102
Newfleet High Yield Fund
Class R6	1,031,654	4,261
Newfleet Multi-Sector Intermediate Bond Fund
Class R6	1,428,461	14,585
Newfleet Senior Floating Rate Fund
Class I	403,648	3,798
Class R6	143,491	1,352

H.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of an affiliated underlying fund, during the period ended March 31, 2018, is as follows:

	Value beginning of the period	Purchases	Sales Proceeds	Net realized Gain (Loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value end of period	Dividend Income	Distributions of Realized Gains
Newfleet Bond Fund
Affiliated Mutual Fund 1.6%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,154	$—	$—	$—	$(17)	117,904	$1,138	$34	$—

Newfleet Mutli-Sector Intermediate Bond Fund
Affiliated Mutual Fund 2.5%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	9,148	—	—	—	(131)	934,418	9,017	269	—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2018.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2018, were as follows:

	Purchases	Sales
Newfleet Bond Fund	$18,924	$14,437
Newfleet CA Tax-Exempt Bond Fund	523	1,470
Newfleet High Yield Fund	24,584	1,843
Newfleet Low Duration Income Fund	100,735	66,303
Newfleet Multi-Sector Intermediate Bond Fund	139,619	135,140
Newfleet Senior Floating Rate Fund	119,395	142,718
Newfleet Tax-Exempt Bond Fund	6,598	3,337

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MARCH 31, 2018

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2018, were as follows:

	Purchases	Sales
Newfleet Bond Fund	$2,915	$6,140
Newfleet Low Duration Income Fund	—	26,976
Newfleet Multi-Sector Intermediate Bond Fund	9,470	15,718

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MARCH 31, 2018

Note 5. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Newfleet Bond Fund				Newfleet CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	82	$925	402	$4,509	4	$50	54	$630
Conversion from Class B shares(1)	—	—	3	34	—	—	—	—
Reinvestment of distributions	48	533	99	1,114	25	288	42	495
Shares repurchased	(305)	(3,415)	(888)	(9,885)	(53)	(621)	(231)	(2,701)

Net Increase / (Decrease)	(175)	$(1,957)	(384)	$(4,228)	(24)	$(283)	(135)	$(1,576)

Class B
Sale of shares	—	$—	— (2)	$— (3)	—	$—	—	$—
Reinvestment of distributions	—	—	— (2)	1	—	—	—	—
Shares repurchased	—	—	(4)	(39)	—	—	—	—
Conversion to Class A shares(1)	—	—	(3)	(34)	—	—	—	—

Net Increase / (Decrease)	—	$—	(7)	$(72)	—	$—	—	$—

Class C
Sale of shares	42	$453	79	$863	—	$—	—	$—
Reinvestment of distributions	7	74	16	171	—	—	—	—
Shares repurchased	(91)	(996)	(337)	(3,678)	—	—	—	—

Net Increase / (Decrease)	(42)	$(469)	(242)	$(2,644)	—	$—	—	$—

Class I
Sale of shares	451	$5,128	857	$9,728	17	$191	369	$4,286
Reinvestment of distributions	42	479	71	806	19	221	32	375
Shares repurchased	(228)	(2,585)	(711)	(8,071)	(39)	(448)	(508)	(5,885)

Net Increase / (Decrease)	265	$3,022	217	$2,463	(3)	$(36)	(107)	$(1,224)

Class R6
Sale of shares	13	$144	43	$489	—	$—	—	$—
Reinvestment of distributions	1	9	1	7	—	—	—	—
Shares repurchased	(13)	(151)	(3)	(34)	—	—	—	—

Net Increase / (Decrease)	1	$2	41	$462	—	$—	—	$—

(1)	See Note 1 in Notes to Financial Statements for more information.
(2)	Amount is less than 500 shares.
(3)	Amount is less than $500.

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MARCH 31, 2018

	Newfleet High Yield Fund				Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	73	$316	399	$1,684	1,011	$10,877	2,715	$29,348
Conversion from Class B shares(1)	—	—	5	22	—	—	—	—
Reinvestment of distributions	318	1,336	612	2,586	71	767	147	1,591
Shares repurchased	(957)	(4,023)	(3,076)	(12,962)	(1,217)	(13,077)	(4,696)	(50,642)

Net Increase / (Decrease)	(566)	$(2,371)	(2,060)	$(8,670)	(135)	$(1,433)	(1,834)	$(19,703)

Class B
Sale of shares	—	$—	—	$— (3)	—	$—	—	$—
Reinvestment of distributions	—	—	— (2)	— (3)	—	—	—	—
Shares repurchased	—	—	(1)	(5)	—	—	—	—
Conversion to Class A shares(1)	—	—	(5)	(22)	—	—	—	—

Net Increase / (Decrease)	—	$—	(6)	$(27)	—	$—	—	$—

Class C
Sale of shares	133	$550	116	$480	179	$1,932	541	$5,842
Reinvestment of distributions	21	88	42	173	17	183	37	397
Shares repurchased	(138)	(569)	(327)	(1,358)	(693)	(7,459)	(1,865)	(20,145)

Net Increase / (Decrease)	16	$69	(169)	$(705)	(497)	$(5,344)	(1,287)	$(13,906)

Class I
Sale of shares	347	$1,459	1,596	$6,738	6,183	$66,579	15,673	$169,247
Reinvestment of distributions	42	175	96	408	264	2,837	428	4,627
Shares repurchased	(453)	(1,915)	(2,048)	(8,691)	(5,352)	(57,569)	(16,030)	(173,030)

Net Increase / (Decrease)	(64)	$(281)	(356)	$(1,545)	1,095	$11,847	71	$844

Class R6
Sale of shares	87	$368	1,308	$5,573	—	$—	—	$—
Reinvestment of distributions	36	153	17	74	—	—	—	—
Shares repurchased	(171)	(720)	(90)	(384)	—	—	—	—

Net Increase / (Decrease)	(48)	$(199)	1,235	$5,263	—	$—	—	$—

(1)	See Note 1 in Notes to Financial Statements for more information.
(2)	Amount is less than 500 shares.
(3)	Amount is less than $500.

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MARCH 31, 2018

	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	481	$4,973	1,722	$17,764	756	$7,153	3,433	$32,534
Conversion from Class B shares(1)	—	—	93	958	—	—	—	—
Reinvestment of distributions	152	1,572	332	3,421	467	4,407	918	8,701
Shares repurchased	(1,174)	(12,136)	(3,395)	(34,839)	(3,181)	(30,008)	(4,834)	(45,869)

Net Increase / (Decrease)	(541)	$(5,591)	(1,248)	$(12,696)	(1,958)	$(18,448)	(483)	$(4,634)

Class B
Sale of shares	—	$—	—	$— (3)	—	$—	—	$—
Reinvestment of distributions	—	—	2	19	—	—	—	—
Shares repurchased	—	—	(76)	(769)	—	—	—	—
Conversion to Class A shares(1)	—	—	(93)	(959)	—	—	—	—

Net Increase / (Decrease)	—	$—	(167)	$(1,709)	—	$—	—	$—

Class C
Sale of shares	420	$4,394	634	$6,581	227	$2,144	1,268	$12,062
Reinvestment of distributions	88	918	185	1,926	148	1,400	327	3,103
Shares repurchased	(707)	(7,375)	(1,993)	(20,665)	(1,697)	(16,035)	(3,085)	(29,262)

Net Increase / (Decrease)	(199)	$(2,063)	(1,174)	$(12,158)	(1,322)	$(12,491)	(1,490)	$(14,097)

Class I
Sale of shares	5,147	$53,450	12,330	$126,996	4,775	$45,047	15,257	$144,595
Reinvestment of distributions	333	3,446	534	5,519	349	3,294	825	7,812
Shares repurchased	(4,855)	(50,222)	(5,110)	(52,546)	(6,892)	(64,984)	(11,839)	(112,012)

Net Increase / (Decrease)	625	$6,674	7,754	$79,969	(1,768)	$(16,643)	4,243	$40,395

Class R6
Sale of shares	149	$1,543	1,757	$18,255	132	$1,250	11	$100
Reinvestment of distributions	42	437	27	278	— (2)	4	— (2)	4
Shares repurchased	(288)	(2,983)	(118)	(1,220)	—	—	—	—

Net Increase / (Decrease)	(97)	$(1,003)	1,666	$17,313	132	$1,254	11	$104

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	35	$386	213	$2,388
Reinvestment of distributions	63	697	119	1,335
Shares repurchased	(563)	(6,287)	(2,234)	(24,952)

Net Increase / (Decrease)	(465)	$(5,204)	(1,902)	$(21,229)

Class C
Sale of shares	38	$430	118	$1,326
Reinvestment of distributions	23	259	36	404
Shares repurchased	(312)	(3,475)	(632)	(7,064)

Net Increase / (Decrease)	(251)	$(2,786)	(478)	$(5,334)

Class I
Sale of shares	1,207	$13,498	2,804	$31,369
Reinvestment of distributions	163	1,817	249	2,792
Shares repurchased	(1,489)	(16,626)	(3,250)	(36,326)

Net Increase / (Decrease)	(119)	$(1,311)	(197)	$(2,165)

(1)	See Note 1 in Notes to Financial Statements for more information.
(2)	Amount is less than 500 shares.
(3)	Amount is less than $500.

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MARCH 31, 2018

Note 6. 10% Shareholders

As of March 31, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts*
Newfleet Bond Fund	16%	1
Newfleet CA-Tax Exempt Bond Fund	32	1
Newfleet Low Duration Income Fund	33	2
Newfleet Multi-Sector Intermediate Bond Fund	16	1
Newfleet Senior Floating Rate Fund	42	2

*	None of the accounts are affiliated.

Note 7. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Note 8. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Bond Fund	$72,942	$664	$(1,164)	$(500)
Newfleet CA Tax-Exempt Bond Fund	24,574	817	(195)	622
Newfleet High Yield Fund	70,338	841	(1,812)	(971)
Newfleet Low Duration Income Fund	370,149	711	(3,428)	(2,717)
Newfleet Multi-Sector Intermediate Bond Fund	366,201	4,616	(10,518)	(5,902)
Newfleet Senior Floating Rate Fund	567,059	1,639	(8,956)	(7,317)
Newfleet Tax-Exempt Bond Fund	147,887	5,674	(1,362)	4,312

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018	No Expiration		Total
	Short-Term	Short-Term	Long-Term	Short-Term	Long-Term
Newfleet Bond Fund	$—	$173	$1,433	$173	$1,433
Newfleet High Yield Fund	9,151	1,202	2,357	10,353	2,357
Newfleet Low Duration Income Fund	—	89	617	89	617
Newfleet Multi-Sector Intermediate Bond Fund	—	1,767	9,515	1,767	9,515
Newfleet Senior Floating Rate Fund	—	3,654	20,454	3,654	20,454

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

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Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Borrowings

($ reported in thousands)

On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

No Funds made borrowings during the period and no Fund had any borrowings as of March 31, 2018.

Newfleet Senior Floating Rate Fund is subject to a Credit Agreement dated April 30, 2012, as amended, with a commercial bank that allows the Fund to borrow cash from the bank, up to a limit of $125,000. Borrowings under this Credit Agreement are collateralized by investments of the Fund. Borrowings under this Credit Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid and accrued for the period ended March 31, 2018, were $103 and are included in the Statement of Operations within the line item “Interest expense and fees.” This Credit Agreement is renewable by the Fund with the bank’s consent and approval of the Board. This Credit Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. From October 1, 2017, to March 31, 2018, the average daily borrowings under the Credit Agreement and the weighted daily average interest rate were $23,000 and 2.29%, respectively. At March 31, 2018, the Fund had $23,000 in such outstanding borrowings with an interest rate of 2.50%.

Note 11. Regulatory	Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Discovery has since been completed. On October 6, 2017, the defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval settling all claims in the litigation, in order to avoid the cost, distraction, disruption and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court the Trust believes the risk of loss to the Funds as a result of the suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims

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MARCH 31, 2018

against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint, to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note 12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2018:

Fund	Aggregate Value		% of Fund’s net assets
Newfleet High Yield Fund	$18		0.04%
Newfleet Low Duration Income Fund	0		0.00
Newfleet Multi-Sector Intermediate Bond Fund	—	*	0.03
Newfleet Senior Floating Rate Fund	1,067		0.21

At March 31, 2018, the Funds did not hold any securities that were illiquid or restricted except as noted in the table above.

*	Amount is less than $500.

Note 13. Recent	Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

87

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Newfleet Bond Fund, Virtus Newfleet CA Tax-Exempt Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Income Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund (individually and collectively, the “Funds”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

88

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2017.

Virtus Newfleet Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.

Virtus Newfleet CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5-year periods, outperformed the median of its Performance Universe for the 1-year period and equaled the median of the Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods.

Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and underperformed the median of its Performance Universe for the 1- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Newfleet Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3- and 10-year periods and outperformed its benchmark for the 1- and 5-year periods.

Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Newfleet Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed the median of its Performance Universe for the 1- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Newfleet Bond Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were below the median of the Expense Group.

Virtus Newfleet CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

89

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were below the median of the Expense Group.

Virtus Newfleet Low Duration Income Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were below the median of the Expense Group.

Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were below the median of the Expense Group.

Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.

Virtus Newfleet Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

90

Virtus Newfleet Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund and

Virtus Newfleet Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus, dated January 29, 2018, each as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Virtus Newfleet Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.40%	(b)
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(d)	0.87%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.37%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)(e)	0.50%

(b)	Restated to reflect certain contract and expense allocation changes.
(d)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares, 0.60% for Class I Shares, 0.48% for Class R6 Shares and 0.85% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$51	$241	$446	$1,038

Virtus Newfleet Multi-Sector Intermediate Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.26%	(b)
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(d)	0.84%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.21%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)(e)	0.63%

(c)	Restated to reflect certain contract and expense allocation changes.
(f)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(g)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class C Shares,

0.74% for Class I Shares, 0.60% for Class R6 Shares and 0.99% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$247	$445	$1,018

Virtus Newfleet Senior Floating Rate Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees(b)	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	None
Interest Expense on Borrowings	0.11%
Other Expenses	0.25%	(c)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(e)	0.82%
Less: Fee Waiver and/or Expense Reimbursement(f)	(0.15%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(e)(f)	0.67%

(b)	Restated to reflect current management fee.
(c)	Restated to reflect certain contract and expense allocation changes.
(e)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(f)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares, 0.55% for Class R6 Shares and 0.94% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$68	$247	$440	$1,000

All Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Vitus Newfleet Bond Fund	0.85%	1.60%	N/A	0.60%	0.48%	0.85%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.99%	1.74%	N/A	0.74%	0.60%	0.99%
Virtus Newfleet Senior Floating Rate Fund	0.94%	1.69%	N/A	0.69%	0.55%	0.94%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NBF&NMSIBF&NSFRF NewR6ExpCaps (3/2018)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574 or visit Virtus.com.

8640	05-18

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Real Estate Securities Fund*

Virtus Duff & Phelps International Equity Fund*

Virtus Duff & Phelps International Real Estate Securities Fund

Virtus Herzfeld Fund

Virtus Horizon International Wealth Masters Fund*

Virtus Horizon Wealth Masters Fund*

Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR International Small-Cap Fund

Virtus Rampart Alternatives Diversifier Fund

Virtus Rampart Equity Trend Fund

Virtus Rampart Global Equity Trend Fund

Virtus Rampart Low Volatility Equity Fund

Virtus Rampart Multi-Asset Trend Fund

Virtus Rampart Sector Trend Fund

Virtus Vontobel Global Opportunities Fund

Virtus Vontobel Greater European Opportunities Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

*Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund	Class A	$1,000.00	$965.10	1.26%	$6.17
	Class C	1,000.00	961.80	2.01	9.83
	Class I	1,000.00	967.00	0.99	4.85
	Class R6**	1,000.00	954.60	0.94	1.51
Duff & Phelps Global Real Estate Securities Fund	Class A	1,000.00	1,014.90	1.40	7.03
	Class C	1,000.00	1,011.10	2.15	10.78
	Class I	1,000.00	1,016.20	1.15	5.78
	Class R6	1,000.00	1,016.80	1.04	5.23
Duff & Phelps International Equity Fund	Class A	1,000.00	1,026.10	1.39	7.02
	Class C	1,000.00	1,023.60	2.14	10.80
	Class I	1,000.00	1,028.10	1.15	5.81
Duff & Phelps International Real Estate Securities Fund	Class A	1,000.00	1,079.90	1.50	7.78
	Class C	1,000.00	1,076.70	2.25	11.65
	Class I	1,000.00	1,081.40	1.25	6.49
Herzfeld Fund	Class A	1,000.00	1,014.40	1.60	8.04
	Class C	1,000.00	1,010.00	2.35	11.78
	Class I	1,000.00	1,015.10	1.35	6.78
Horizon International Wealth Masters Fund	Class A	1,000.00	1,039.10	1.43	7.27
	Class C	1,000.00	1,034.70	2.19	11.11
	Class I	1,000.00	1,040.00	1.18	6.00
Horizon Wealth Masters Fund	Class A	1,000.00	1,043.60	1.35	6.88
	Class C	1,000.00	1,039.90	2.10	10.68
	Class I	1,000.00	1,044.70	1.10	5.61
KAR Emerging Markets Small-Cap Fund	Class A	1,000.00	1,142.60	1.85	9.88
	Class C	1,000.00	1,138.80	2.60	13.86
	Class I	1,000.00	1,144.30	1.60	8.55
KAR International Small-Cap Fund	Class A	1,000.00	1,090.60	1.60	8.34
	Class C	1,000.00	1,086.80	2.35	12.23
	Class I	1,000.00	1,092.00	1.35	7.04
	Class R6	1,000.00	1,092.40	1.24	6.47
Rampart Alternatives Diversifier Fund	Class A	1,000.00	1,017.80	0.74	3.72
	Class C	1,000.00	1,013.70	1.50	7.53
	Class I	1,000.00	1,019.10	0.47	2.37

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Equity Trend Fund	Class A	$1,000.00	$1,078.70	1.57%	$8.14
	Class C	1,000.00	1,075.50	2.31	11.95
	Class I	1,000.00	1,081.00	1.32	6.85
	Class R6	1,000.00	1,081.30	1.23	6.38
Rampart Global Equity Trend Fund	Class A	1,000.00	1,062.50	1.75	9.00
	Class C	1,000.00	1,058.00	2.50	12.83
	Class I	1,000.00	1,062.80	1.50	7.71
Rampart Low Volatility Equity Fund	Class A	1,000.00	982.40	1.55	7.66
	Class C	1,000.00	979.90	2.30	11.35
	Class I	1,000.00	984.40	1.30	6.43
Rampart Multi-Asset Trend Fund	Class A	1,000.00	1,035.10	1.66	8.42
	Class C	1,000.00	1,031.30	2.38	12.05
	Class I	1,000.00	1,035.80	1.39	7.06
Rampart Sector Trend Fund	Class A	1,000.00	1,047.10	1.00	5.10
	Class C	1,000.00	1,043.80	1.76	8.97
	Class I	1,000.00	1,049.00	0.76	3.88
Vontobel Global Opportunities Fund	Class A	1,000.00	1,051.30	1.42	7.26
	Class C	1,000.00	1,047.70	2.17	11.08
	Class I	1,000.00	1,053.30	1.15	5.89
	Class R6**	1,000.00	937.30	1.10	1.75
Vontobel Greater European Opportunities Fund	Class A	1,000.00	993.80	1.45	7.21
	Class C	1,000.00	989.60	2.20	10.91
	Class I	1,000.00	994.30	1.20	5.97

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	January 31, 2018, is the date the Class started accruing expenses. Expenses are equal to the Fund Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (60) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund	Class A	$1,000.00	$1,018.65	1.26%	$6.34
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.24	0.94	4.73
Duff & Phelps Global Real Estate Securities Fund	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,019.75	1.04	5.24
Duff & Phelps International Equity Fund	Class A	1,000.00	1,018.00	1.39	6.99
	Class C	1,000.00	1,014.26	2.14	10.75
	Class I	1,000.00	1,019.20	1.15	5.79
Duff & Phelps International Real Estate Securities Fund	Class A	1,000.00	1,017.45	1.50	7.54
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.70	1.25	6.29
Herzfeld Fund	Class A	1,000.00	1,016.95	1.60	8.05
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
Horizon International Wealth Masters Fund	Class A	1,000.00	1,017.80	1.43	7.19
	Class C	1,000.00	1,014.01	2.19	11.00
	Class I	1,000.00	1,019.05	1.18	5.94
Horizon Wealth Masters Fund	Class A	1,000.00	1,018.20	1.35	6.79
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.45	1.10	5.54
KAR Emerging Markets Small-Cap Fund	Class A	1,000.00	1,015.79	1.85	9.35
	Class C	1,000.00	1,012.03	2.60	13.11
	Class I	1,000.00	1,017.05	1.60	8.09
KAR International Small-Cap Fund	Class A	1,000.00	1,016.95	1.60	8.05
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
	Class R6	1,000.00	1,018.75	1.24	6.24
Rampart Alternatives Diversifier Fund	Class A	1,000.00	1,021.24	0.74	3.73
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.59	0.47	2.37
Rampart Equity Trend Fund	Class A	1,000.00	1,017.10	1.57	7.90
	Class C	1,000.00	1,013.41	2.31	11.60
	Class I	1,000.00	1,018.35	1.32	6.64
	Class R6	1,000.00	1,018.80	1.23	6.19
Rampart Global Equity Trend Fund	Class A	1,000.00	1,016.21	1.75	8.80
	Class C	1,000.00	1,012.47	2.50	12.54
	Class I	1,000.00	1,017.45	1.50	7.54
Rampart Low Volatility Equity Fund	Class A	1,000.00	1,017.20	1.55	7.80
	Class C	1,000.00	1,013.46	2.30	11.55
	Class I	1,000.00	1,018.45	1.30	6.54
Rampart Multi-Asset Trend Fund	Class A	1,000.00	1,016.65	1.66	8.35
	Class C	1,000.00	1,013.06	2.38	11.94
	Class I	1,000.00	1,018.00	1.39	6.99
Rampart Sector Trend Fund	Class A	1,000.00	1,019.95	1.00	5.04
	Class C	1,000.00	1,016.16	1.76	8.85
	Class I	1,000.00	1,021.14	0.76	3.83

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Global Opportunities Fund	Class A	$1,000.00	$1,017.85	1.42%	$7.14
	Class C	1,000.00	1,014.11	2.17	10.90
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,019.45	1.10	5.54
Vontobel Greater European Opportunities Fund	Class A	1,000.00	1,017.70	1.45	7.29
	Class C	1,000.00	1,013.96	2.20	11.05
	Class I	1,000.00	1,018.95	1.20	6.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Chicago Board Options Exchange Volatility Index® (“CBOE VIX®”)

The CBOE VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The CBOE VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETFs”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

In Specie

In Specie is a phrase describing the distribution of an asset in its present form, rather than selling it and distributing the cash. In specie distribution is made when cash is not readily available, or allocating the physical asset is the better alternative.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

Master Limited Partnership (“MLP”)

A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

U.S. Treasury Inflation-Protected Securities (TIPS)

A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY (Unaudited)

MARCH 31, 2018

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments attributable as of March 31, 2018.

Duff & Phelps Global Infrastructure Fund

Utilities	41%
Industrials	32
Energy	15
Real Estate	10
Telecommunication Services	2
Other (includes short-term investments)	— *

Total	100%

* Amount is less than 0.5%.

Duff & Phelps Global Real Estate Securities Fund

Real Estate Operating Companies	23%
Office REITs	20
Residential REITs	16
Retail REITs	14
Specialized REITs	9
Industrial REITs	8
Diversified REITs	6
Other (includes short-term investment)	4

Total	100%

Duff & Phelps International Equity Fund

Financials	25%
Information Technology	16
Materials	11
Consumer Discretionary	9
Health Care	9
Consumer Staples	8
Industrials	6
Other (includes short-term investment)	16

Total	100%

Duff & Phelps International Real Estate Securities Fund

Real Estate Operating Companies	42%
Retail REITs	21
Office REITs	14
Diversified REITs	10
Industrial REITs	5
Specialized REITs	3
Residential REITs	2
Other (includes short-term investment)	3

Total	100%

Herzfeld Fund

Equity Funds	41%
International Equity Funds	26
Fixed Income Funds	13
Preferred Stocks	11
International Fixed Income Funds	3
Short-Term Investment	6

Total	100%

Horizon International Wealth Masters Fund

Consumer Discretionary	31%
Industrials	14
Consumer Staples	12
Information Technology	11
Financials	9
Materials	8
Real Estate	5
Other (includes short-term investment)	10

Total	100%

Horizon Wealth Masters Fund

Consumer Discretionary	34%
Financials	13
Industrials	12
Information Technology	11
Real Estate	9
Consumer Staples	6
Energy	5
Other	10

Total	100%

KAR Emerging Markets Small-Cap Fund

Information Technology	27%
Industrials	21
Consumer Staples	13
Financials	11
Materials	10
Consumer Discretionary	7
Telecommunication Services	2
Short-Term Investment	9

Total	100%

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY (Unaudited) (Continued)

MARCH 31, 2018

KAR International Small-Cap Fund

Information Technology	33%
Industrials	19
Financials	12
Consumer Discretionary	8
Consumer Staples	7
Materials	7
Health Care	3
Other (includes short-term investment)	11

Total	100%

Rampart Alternatives Diversifier Fund

Affiliated Mutual Funds	51%
Exchange-Traded Funds	48
Short-Term Investment	1

Total	100%

Rampart Equity Trend Fund

Consumer Discretionary	21%
Information Technology	19
Industrials	16
Financials	15
Materials	8
Health Care	6
Real Estate	5
Other (includes short-term investments)	10

Total	100%

Rampart Global Equity Trend Fund

Common Stocks		59%
Consumer Discretionary	13%
Information Technology	12
Industrials	10
Financials	9
Materials	5
Health Care	4
All other Common Stocks	6
Exchange-Traded Funds		41

Total		100%

Rampart Low Volatility Equity Fund

Exchange-Traded Fund	99%
Other (includes short-term investment)	1

Total	100%

Rampart Multi-Asset Trend Fund

Exchange-Traded Funds		64%
Common Stocks		35
Consumer Discretionary	7%
Information Technology	7
Industrials Financials	6 5
Materials	3
Health Care	2
All other Common Stocks	5
Short-Term Investment		1

Total		100%

Rampart Sector Trend Fund

Consumer Discretionary	20%
Energy	20
Financials	20
Industrials	20
Information Technology	18
Telecommunication Services	1
Short-Term Investment	1

Total	100%

Vontobel Global Opportunities Fund

Consumer Staples	23%
Information Technology	23
Consumer Discretionary	21
Financials	17
Industrials	6
Health Care	6
Real Estate	2
Other (includes short-term investment)	2

Total	100%

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY (Unaudited) (Continued)

MARCH 31, 2018

Vontobel Greater European Opportunities Fund

Consumer Staples	32%
Industrials	17
Health Care	14
Consumer Discretionary	14
Information Technology	10
Financials	8
Materials	4
Other (includes short-term investment)	1

Total	100%

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.1%

Energy—14.9%
Antero Midstream GP LP (United States)	58,670	$938
Cheniere Energy, Inc. (United States)(1)	29,295	1,566
Enbridge, Inc. (Canada)	52,238	1,644
Kinder Morgan, Inc. (United States)	147,645	2,223
ONEOK, Inc. (United States)	30,150	1,716
Pembina Pipeline Corp. (Canada)	50,400	1,573
Targa Resources Corp. (United States)	20,925	921
TransCanada Corp. (Canada)	69,560	2,873
Williams Cos., Inc. (The) (United States)	71,745	1,784

		15,238

Industrials—32.0%
Abertis Infraestructuras SA (Spain)	92,505	2,074
Aena SME SA (Spain)(2)	24,375	4,908
Atlantia SpA (Italy)	172,431	5,336
CSX Corp. (United States)	43,840	2,442
East Japan Railway Co. (Japan)	14,740	1,366
Flughafen Zuerich AG Registered Shares (Switzerland)	9,145	2,017
Fraport AG Frankfurt Airport Services Worldwide (Germany)	13,495	1,330
Norfolk Southern Corp. (United States)	14,935	2,028
Sydney Airport (Australia)	306,065	1,587
Transurban Group (Australia)	686,630	6,055
Union Pacific Corp. (United States)	15,840	2,129
Vinci SA (France)	15,750	1,549

		32,821

Real Estate—9.6%
American Tower Corp. (United States)	37,430	5,440
Crown Castle International Corp. (United States)	40,360	4,424

		9,864

Telecommunication Services—2.1%
Cellnex Telecom SA (Spain)(2)	79,600	2,124

Utilities—41.5%
ALLETE, Inc. (United States)	14,890	1,076
American Electric Power Co., Inc. (United States)	44,100	3,025
American Water Works Co., Inc. (United States)	23,250	1,909
Aqua America, Inc. (United States)	32,865	1,119
Atmos Energy Corp. (United States)	22,275	1,876
CMS Energy Corp. (United States)	30,470	1,380
Dominion Energy, Inc. (United States)	40,575	2,736
DTE Energy Co. (United States)	22,145	2,312
Emera, Inc. (Canada)	34,920	1,105
Enel SpA (Italy)	170,215	1,041
Engie SA (France)	73,225	1,221
Fortis, Inc. (Canada)	51,850	1,750
Great Plains Energy, Inc. (United States)	42,085	1,338
Iberdrola SA (Spain)	159,110	1,169
NextEra Energy, Inc. (United States)	35,770	5,842
NiSource, Inc. (United States)	59,140	1,414
ONE Gas, Inc. (United States)	13,615	899
Orsted A/S (Denmark)(2)	20,060	1,298
Public Service Enterprise Group, Inc. (United States)	38,950	1,957
Sempra Energy (United States)	31,465	3,500
Spire, Inc. (United States)	12,360	894
Vectren Corp. (United States)	19,915	1,273
Xcel Energy, Inc. (United States)	52,300	2,379

		42,513
TOTAL COMMON STOCKS (Identified Cost $90,878)		102,560
TOTAL LONG-TERM INVESTMENTS—100.1%
(Identified Cost $90,878)		102,560

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(3)	527,098	$527
TOTAL SHORT-TERM INVESTMENT (Identified Cost $527)		527
TOTAL INVESTMENTS—100.6% (Identified Cost $91,405)		103,087
Other assets and liabilities, net—(0.6)%		(569)

NET ASSETS—100.0%		$102,518

Footnote Legend:

(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $8,330 or 8.1% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
Spain	10
Canada	9
Australia	7
Italy	6
France	3
Switzerland	2
Other	4
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$102,560	$94,918	$7,642
Short-Term Investment	527	527	—

Total Investments	$103,087	$95,445	$7,642

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $6,055 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Australia—4.4%
Dexus Property Group	289,339	$2,083
GPT Group (The) – In Specie(1)(3)	13,566	—	(5)
National Storage REIT	3,020,000	3,664
Scentre Group	750,389	2,214

		7,961

Canada—2.1%
Allied Properties Real Estate Investment Trust	60,585	1,907
RioCan Real Estate Investment Trust	99,762	1,831

		3,738

France—1.5%
Klepierre SA	68,380	2,755

Germany—5.8%
ADO Properties SA(2)	41,542	2,337
TLG Immobilien AG	99,100	2,719
Vonovia SE	109,548	5,426

		10,482

Hong Kong—8.1%
Link REIT	478,504	4,102
Swire Properties Ltd.	1,501,000	5,279
Wharf Real Estate Investment Co., Ltd.(1)	820,000	5,360

		14,741

India—1.3%
Ascendas India Trust	3,001,800	2,312

Ireland—1.1%
Green REIT plc	1,048,723	1,954

Japan—8.2%
GLP J-REIT	1,432	1,557
Hulic Co., Ltd.	218,900	2,389
Invincible Investment Corp.	5,825	2,685
Kenedix Office Investment Corp.	382	2,344
Kenedix Retail REIT Corp.	816	1,770
Mitsui Fudosan Logistics Park, Inc.	580	1,900
Nippon Building Fund, Inc.	417	2,304

		14,949

Mexico—0.7%
Prologis Property Mexico SA de CV	678,800	1,298

Netherlands—1.0%
Unibail-Rodamco SE	7,778	1,777

Norway—1.3%
Entra ASA(2)	172,500	2,350

Singapore—1.0%
Mapletree Industrial Trust	1,177,500	1,827

Spain—1.0%
Hispania Activos Inmobiliarios SOCIMI SA	89,018	1,893

	SHARES	VALUE
Sweden—1.2%
Castellum AB	138,010	$2,256

United Kingdom—8.1%
Derwent London plc	63,910	2,781
Safestore Holdings plc	377,557	2,601
Segro plc	213,628	1,802
UNITE Group plc (The)	461,900	5,129
Workspace Group plc	172,000	2,394

		14,707

United States—52.5%
Alexandria Real Estate Equities, Inc.	28,865	3,605
American Homes 4 Rent Class A	161,250	3,238
Apartment Investment & Management Co. Class A	56,800	2,315
AvalonBay Communities, Inc.	30,465	5,010
Brixmor Property Group, Inc.	121,533	1,853
Cousins Properties, Inc.	261,400	2,269
CubeSmart	114,675	3,234
CyrusOne, Inc.	59,600	3,052
DCT Industrial Trust, Inc.	63,498	3,578
Digital Realty Trust, Inc.	56,400	5,943
Douglas Emmett, Inc.	61,695	2,268
Duke Realty Corp.	157,531	4,171
Equinix, Inc.	7,800	3,262
Equity Residential	45,715	2,817
Essex Property Trust, Inc.	17,127	4,122
Extra Space Storage, Inc.	42,545	3,717
Healthcare Trust of America, Inc. Class A	124,500	3,293
Highwoods Properties, Inc.	52,206	2,288
Host Hotels & Resorts, Inc.	179,708	3,350
Kilroy Realty Corp.	32,122	2,279
Mid-America Apartment Communities, Inc.	31,000	2,828
Paramount Group, Inc.	158,440	2,256
Prologis, Inc.	114,598	7,219
Regency Centers Corp.	55,950	3,300
RLJ Lodging Trust	111,550	2,169
Simon Property Group, Inc.	32,831	5,067
Sun Communities, Inc.	55,750	5,094
Vornado Realty Trust	26,870	1,808

		95,405
TOTAL COMMON STOCKS (Identified Cost $163,242)		180,405
TOTAL LONG-TERM INVESTMENTS—99.3%
(Identified Cost $163,242)		180,405

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(4)	933,308	933
TOTAL SHORT-TERM INVESTMENT (Identified Cost $933)		933
TOTAL INVESTMENTS—99.8% (Identified Cost $164,175)		181,338
Other assets and liabilities, net—0.2%		447

NET ASSETS—100.0%		$181,785

Abbreviation:

REIT	Real Estate Investment Trust

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Footnote Legend:

(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $4,687 or 2.6% of net assets.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Amount is less than $500.

Country Weightings†
United States	53%
Japan	8
Hong Kong	8
United Kingdom	8
Germany	6
Australia	4
Canada	2
Other	11
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$180,405	$155,876	$24,529	$—	(1)*
Short-Term Investment	933	933	—	—

Total Investments	$181,338	$156,809	$24,529	$—	(1)*

(1)	Amount less than $500.
*	Includes internally fair valued security.

Securities held by the Fund with an end of period value of $19,170 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—54.0%

Consumer Discretionary—5.5%
Ctrip.com International Ltd. ADR (China)(1)	1,859	$87
Sony Corp. Sponsored ADR (Japan)	2,233	108

		195

Consumer Staples—5.0%
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	983	90
Marine Harvest ASA Sponsored ADR (Norway)	4,362	87

		177

Financials—15.6%
BOC Hong Kong Holdings Ltd. (Hong Kong)	18,500	91
China Construction Bank Corp. Class H (China)	109,000	114
DBS Group Holdings Ltd. (Singapore)	6,565	139
Nomura Holdings, Inc. (Japan)	16,100	93
ORIX Corp. (Japan)	6,440	113

		550

Health Care—5.4%
Allergan plc (Ireland)	716	120
ICON plc (Ireland)(1)	580	69

		189

Industrials—3.5%
Nidec Corp. (Japan)	810	125

Information Technology—10.0%
Broadcom Ltd. (Singapore)	382	90
Check Point Software Technologies Ltd. (Israel)(1)	770	77
Hitachi Ltd. (Japan)	15,195	110
SAP SE Sponsored ADR (Germany)	723	76

		353

Materials—6.6%
Anhui Conch Cement Co., Ltd. Class H (China)	24,500	135
Toray Industries, Inc. (Japan)	10,335	97

		232

Real Estate—2.4%
LendLease Group (Australia)	6,365	85
TOTAL COMMON STOCKS (Identified Cost $1,457)		1,906
TOTAL LONG-TERM INVESTMENTS—54.0%
(Identified Cost $1,457)		1,906

SHORT-TERM INVESTMENT—7.3%

Money Market Mutual Fund—7.3%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	255,939	256
TOTAL SHORT-TERM INVESTMENT (Identified Cost $256)		256
TOTAL INVESTMENTS—61.3% (Identified Cost $1,713)		2,162
Other assets and liabilities, net—38.7%		1,367

NET ASSETS—100.0%		$3,529

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	30%
China	16
United States	12
Singapore	11
Ireland	9
Hong Kong	4
Mexico	4
Other	14
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,906	$1,343	$563
Short-Term Investment	256	256	—

Total Investments	$2,162	$1,599	$563

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $450 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—96.6%

Australia—12.0%
Dexus Property Group	96,518	$695
GPT Group (The) – In Specie(1)(5)	588,920	—	(4)
National Storage REIT	662,000	803
Scentre Group	237,171	700
Westfield Corp.	148,473	974

		3,172

Canada—5.9%
Allied Properties Real Estate Investment Trust	19,065	600
First Capital Realty, Inc.	21,205	335
RioCan Real Estate Investment Trust	34,650	636

		1,571

France—4.5%
Klepierre SA	17,331	698
Mercialys SA	25,600	492

		1,190

Germany—11.4%
ADO Properties SA(2)	8,522	479
Deutsche Wohnen SE	11,575	540
TLG Immobilien AG	21,000	576
Vonovia SE	28,545	1,414

		3,009

Hong Kong—14.3%
Hysan Development Co., Ltd.	82,000	435
Link REIT	140,441	1,204
Swire Properties Ltd.	299,000	1,052
Wharf Real Estate Investment Co., Ltd.(1)	168,000	1,098

		3,789

India—1.2%
Ascendas India Trust	406,600	313

Ireland—1.7%
Green REIT plc	246,542	459

Japan—18.2%
GLP J-REIT	420	457
Hulic Co., Ltd.	63,500	693
Invincible Investment Corp.	1,402	646
Japan Real Estate Investment Corp.	98	508
Kenedix Office Investment Corp.	100	614
Kenedix Retail REIT Corp.	214	464
LaSalle Logiport REIT	220	234
Mitsui Fudosan Logistics Park, Inc.	120	393
Nippon Building Fund, Inc.	148	818

		4,827

Mexico—1.3%
Prologis Property Mexico SA de CV	183,000	350

Netherlands—3.5%
Unibail-Rodamco SE	4,000	914

	SHARES	VALUE

Norway—2.0%
Entra ASA(2)	38,000	$518

Singapore—2.0%
Mapletree Industrial Trust	333,400	517

Spain—2.5%
Hispania Activos Inmobiliarios SOCIMI SA	31,027	660

Sweden—2.6%
Castellum AB	42,699	698

United Kingdom—13.5%
Derwent London plc	14,146	616
Safestore Holdings plc	111,376	767
Segro plc	86,368	728
UNITE Group plc (The)	71,700	796
Workspace Group plc	47,100	656

		3,563
TOTAL COMMON STOCKS (Identified Cost $18,815)		25,550
TOTAL LONG-TERM INVESTMENTS—96.6%
(Identified Cost $18,815)		25,550

SHORT-TERM INVESTMENT—3.1%

Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(3)	833,401	833
TOTAL SHORT-TERM INVESTMENT (Identified Cost $833)		833
TOTAL INVESTMENTS—99.7% (Identified Cost $19,648)		26,383
Other assets and liabilities, net—0.3%		89

NET ASSETS—100.0%		$26,472

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $997 or 3.8% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Country Weightings†
Japan	18%
Hong Kong	14
United Kingdom	14
Australia	12
Germany	11
Canada	6
France	5
Other	20
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$25,550	$18,072	$7,478	$—	*†
Short-Term Investment	833	833	—	—

Total Investments	$26,383	$18,905	$7,478	$—	*†

*	Includes internally fair valued security.
†	Amount is less than $500.

Securities held by the Fund with an end of period value of $6,380 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(1)—81.9%

Equity Funds—40.9%
Adams Diversified Equity Fund, Inc.	88,791	$1,312
Adams Natural Resources Fund, Inc.	124,562	2,272
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	130,306	1,655
Boulder Growth & Income Fund, Inc.	335,689	3,619
Central Securities Corp.	153,635	4,096
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	29,854	271
First Trust Energy Income and Growth Fund	6,257	136
Gabelli Healthcare & WellnessRx Trust (The)	85,355	811
General American Investors Co., Inc.	42,780	1,432
Kayne Anderson Energy Development Co.	42,549	662
Kayne Anderson Midstream/Energy Fund, Inc.	87,841	1,032
Kayne Anderson MLP Investment Co.(2)	17,000	280
Liberty All-Star Equity Fund	230,587	1,414
Neuberger Berman MLP Income Fund, Inc.	28,186	230
Reaves Utility Income Fund	30,074	849
Salient Midstream & MLP Fund	26,502	241
Tekla Healthcare Opportunities Fund	198,063	3,264
Tortoise Energy Independence Fund, Inc.	8,729	98
Tortoise Energy Infrastructure Corp.	39,662	993
Tortoise Pipeline & Energy Fund, Inc.	70,661	1,134
Tortoise Power and Energy Infrastructure Fund, Inc.	20,432	366

		26,167

Fixed Income Funds—12.6%
Apollo Tactical Income Fund, Inc.	101,708	1,597
Eagle Point Credit Co., Inc.	65,996	1,197
PIMCO Dynamic Credit and Mortgage Income Fund	119,175	2,727
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	142,967	1,618
Western Asset/Claymore Inflation-Linked Securities & Income Fund	80,938	933

		8,072

International Equity Funds—25.8%
Aberdeen Japan Equity Fund, Inc.	92,393	846
Aberdeen Latin America Equity Fund, Inc.	23,956	656
Alpine Global Dynamic Dividend Fund	96,056	1,009
Alpine Total Dynamic Dividend Fund	218,231	1,951
China Fund, Inc. (The)	11,037	244
Japan Smaller Capitalization Fund, Inc.	90,167	1,108
Mexico Equity & Income Fund, Inc.	115,571	1,267
New Germany Fund, Inc. (The)	68,625	1,340
NexPoint Strategic Opportunities Fund	120,301	2,765
Source Capital, Inc.	20,883	833
Taiwan Fund, Inc. (The)	78,711	1,673
Tekla World Healthcare Fund	188,692	2,421
Templeton Dragon Fund, Inc.	19,655	437

		16,550

International Fixed Income Fund—2.6%
DoubleLine Income Solutions Fund	83,048	1,668
TOTAL CLOSED END FUNDS (Identified Cost $49,659)		52,457

PREFERRED STOCKS—11.1%

Financials—11.1%
Eagle Point Credit Co., Inc. 6.75%	34,138	857
Eagle Point Credit Co., Inc. 7.00%	145,274	3,665
Eagle Point Credit Co., Inc. Series A 7.75%	10,600	276

	SHARES	VALUE
Financials—continued
Medallion Financial Corp. 9.00%	29,568	$742
Oxford Lane Capital Corp. 7.50%	61,448	1,552
TOTAL PREFERRED STOCKS (Identified Cost $6,925)		7,092
TOTAL LONG-TERM INVESTMENTS—93.0%
(Identified Cost $56,584)		59,549

SHORT-TERM INVESTMENT—6.9%

Money Market Mutual Fund(1)—6.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	4,409,179	4,409
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,409)		4,409
TOTAL INVESTMENTS—99.9% (Identified Cost $60,993)		63,958
Other assets and liabilities, net—0.1%		72

NET ASSETS—100.0%		$64,030

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$52,457	$52,457
Preferred Stocks	7,092	7,092
Short-Term Investment	4,409	4,409

Total Investments	$63,958	$63,958

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.4%

Consumer Discretionary—0.4%
Schaeffler AG, 4.40% (Germany)	1,746	$27
TOTAL PREFERRED STOCK (Identified Cost $31)		27

COMMON STOCKS—99.0%

Consumer Discretionary—30.6%
adidas AG (Germany)	141	34
Altice NV Class A (Netherlands)(1)	4,759	39
Autogrill S.p.A (Italy)	738	9
Autoneum Holding AG (Switzerland)	89	24
Axel Springer SE (Germany)	368	31
Bayerische Motoren Werke AG (Germany)	286	31
Benesse Holdings, Inc. (Japan)	1,110	40
Brembo S.p.A (Italy)	635	10
Brunello Cucinelli S.p.A (Italy)	307	10
Carnival plc (United Kingdom)	703	45
CECONOMY AG (Germany)	2,076	24
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	5,400	6
Cie Financiere Richemont SA Registered Shares (Switzerland)	275	25
Continental AG (Germany)	109	30
Crown Resorts Ltd. (Australia)	2,666	26
CTS Eventim AG & Co. KGaA (Germany)	636	30
Daily Mail & General Trust plc Class A (United Kingdom)	5,565	50
De’ Longhi S.p.A (Italy)	323	10
Dixons Carphone plc (United Kingdom)	18,771	49
Domino’s Pizza Enterprises Ltd. (Australia)	739	24
Don Quijote Holdings Co., Ltd. (Japan)	800	46
Dufry AG Registered Shares (Switzerland)(1)	180	24
Dunelm Group plc (United Kingdom)	4,754	35
Fast Retailing Co., Ltd. (Japan)	101	41
Fielmann AG (Germany)	329	27
Fnac Darty SA (France)(1)	165	18
Forbo Holding AG Registered Shares (Switzerland)	16	22
Galaxy Entertainment Group Ltd. (Hong Kong)	780	7
Genting Singapore plc (Singapore)	8,000	7
Geox S.p.A (Italy)	2,742	9
Global Brands Group Holding Ltd. (Hong Kong)(1)	68,000	4
Harvey Norman Holdings Ltd. (Australia)	7,988	23
Heiwa Corp. (Japan)	2,335	47
Hennes & Mauritz AB Class B (Sweden)	400	6
Hermes International (France)	35	21
Hikari Tsushin, Inc. (Japan)	290	46
Hong Kong and Shanghai Hotels Ltd. (The) (Hong Kong)	4,350	7
Industria de Diseno Textil SA (Spain)	605	19
Izumi Co., Ltd. (Japan)	667	45
Jardine Cycle & Carriage Ltd. (Singapore)	259	7
JCDecaux SA (France)	467	16
Kering SA (France)	40	19
L’Occitane International SA (France)	10,250	19
Li & Fung Ltd. (Hong Kong)	12,000	6
LVMH Moet Hennessy Louis Vuitton SE (France)	64	20
Man Wah Holdings Ltd. (Hong Kong)	6,800	5
Mediaset S.p.A (Italy)(1)	2,426	9
Mekonomen AB (Sweden)	572	10
Melco International Development Ltd. (Hong Kong)	2,150	6
Melco Resorts & Entertainment Ltd. ADR (Hong Kong)	235	7
Melia Hotels International SA (Spain)	1,672	24
Merlin Entertainments plc (United Kingdom)(2)	9,298	45
Metropole Television SA (France)	721	19
MGM China Holdings Ltd. (Hong Kong)	1,900	5
Moncler S.p.A (Italy)	327	12

	SHARES	VALUE
Consumer Discretionary—continued
Nitori Holdings Co., Ltd. (Japan)	263	$46
NOS SGPS SA (Portugal)	669	4
Ocado Group plc (United Kingdom)(1)	9,820	73
Plastic Omnium SA (France)	442	21
PRADA S.p.A (Italy)	2,650	12
Premier Investments Ltd. (Australia)	2,291	28
Publicis Groupe SA (France)	269	19
Rakuten, Inc. (Japan)	4,010	34
Royal Caribbean Cruises Ltd. (Norway)	55	6
Salvatore Ferragamo S.p.A (Italy)	358	10
Sands China Ltd. (Hong Kong)	1,250	7
Sankyo Co., Ltd. (Japan)	1,300	46
Sega Sammy Holdings, Inc. (Japan)	3,222	51
Seven West Media Ltd. (Australia)	54,616	23
Shangri-La Asia Ltd. (Hong Kong)	2,850	6
Shimamura Co., Ltd. (Japan)	336	42
SJM Holdings Ltd. (Hong Kong)	7,300	6
Sodexo SA (France)	140	14
Sports Direct International plc (United Kingdom)(1)	8,891	46
Start Today Co., Ltd. (Japan)	1,325	35
Steinhoff International Holdings NV (Germany)	39,687	11
Summit Ascent Holdings Ltd. (Hong Kong)(1)	51,600	6
Swatch Group AG (The) (Switzerland)	63	28
Techtronic Industries Co., Ltd. (Hong Kong)	1,000	6
Television Francaise 1 (France)	1,224	17
Tod’s S.p.A (Italy)	134	10
Universal Entertainment Corp. (Japan)	1,116	51
Vivendi SA (France)	695	18
Wynn Macau Ltd. (Hong Kong)	1,950	7
Yoox Net-A-Porter Group S.p.A (Italy)(1)	263	12
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,625	7
Zensho Holdings Co., Ltd. (Japan)	2,310	53

		1,985

Consumer Staples—12.0%
AAK AB (Sweden)	122	11
Anheuser-Busch InBev NV (Belgium)	541	60
Associated British Foods plc (United Kingdom)	1,174	41
Axfood AB (Sweden)	529	9
Barry Callebaut AG Registered Shares (Switzerland)	13	25
Beiersdorf AG (Germany)	245	28
Carrefour SA (France)	887	18
Casino Guichard Perrachon SA (France)	312	15
Cosmos Pharmaceutical Corp. (Japan)	184	37
Dairy Farm International Holdings Ltd. (Singapore)	1,060	9
Davide Campari-Milano S.p.A (Italy)	1,233	9
First Resources Ltd. (Singapore)	5,530	7
Golden Agri-Resources Ltd. (Singapore)	28,900	8
Heineken Holding NV (Netherlands)	476	49
Henkel AG & Co. KGaA (Germany)	240	30
Jeronimo Martins SGPS SA (Portugal)	212	4
Kose Corp. (Japan)	263	55
L’Oreal SA (France)	84	19
Marine Harvest ASA (Norway)	402	8
MARR S.p.A (Italy)	376	11
METRO AG (Germany)	1,440	26
Orkla ASA (Norway)	670	7
Pernod Ricard SA (France)	122	20
Pola Orbis Holdings, Inc. (Japan)	1,115	46
Rallye SA (France)	1,073	16
Remy Cointreau SA (France)	134	19
Sonae SGPS SA (Portugal)	3,193	4
Sugi Holdings Co., Ltd. (Japan)	786	44

See Notes to Financial Statements

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—continued
Sundrug Co., Ltd. (Japan)	848	$39
Suntory Beverage & Food Ltd. (Japan)	910	44
Unicharm Corp. (Japan)	1,510	43
WH Group Ltd. (Hong Kong)(2)	5,400	6
Wilmar International Ltd. (Singapore)	3,290	8

		775

Energy—2.8%
Akastor ASA (Norway)(1)	3,271	6
Aker BP ASA (Norway)	288	8
Aker Solutions ASA (Norway)(1)	1,334	7
Avance Gas Holding Ltd. (Norway)(1)(2)	2,499	7
BW LPG Ltd. (Norway)(1)(2)	1,576	7
BW Offshore Ltd. (Norway)(1)	1,899	10
Delek Group Ltd. (Israel)	34	6
Galp Energia SGPS SA (Portugal)	229	4
Petrofac Ltd. (United Kingdom)	7,487	53
Saras S.p.A (Italy)	4,099	9
Ship Finance International Ltd. (Norway)	446	7
Tecnicas Reunidas SA (Spain)	741	22
Tenaris SA ADR (Italy)	300	11
Transocean Ltd. (United States)(1)	2,515	25

		182

Financials—9.1%
Acom Co., Ltd. (Japan)(1)	9,150	41
Ashmore Group plc (United Kingdom)	8,652	46
Assicurazioni Generali S.p.A (Italy)	500	10
Banca Mediolanum S.p.A (Italy)	1,127	10
Banco Santander SA (Spain)	3,308	21
Bank Hapoalim BM (Israel)	782	5
Bank of East Asia Ltd. (The) (Hong Kong)	1,400	6
Bankinter SA (Spain)	2,394	25
Dah Sing Financial Holdings Ltd. (Hong Kong)	1,000	6
EFG International AG (Switzerland)	2,508	20
First Pacific Co., Ltd. (Hong Kong)	8,800	5
Goldin Financial Holdings Ltd. (Hong Kong)(1)	12,000	6
Groupe Bruxelles Lambert SA (Belgium)	559	64
Industrivarden AB Class A (Sweden)	409	10
Investment AB Latour Class B (Sweden)	811	9
Jardine Lloyd Thompson Group plc (United Kingdom)	2,476	44
Kingston Financial Group Ltd. (Hong Kong)	6,000	3
L E Lundbergforetagen AB Class B (Sweden)	139	10
Matsui Securities Co., Ltd. (Japan)	4,620	42
Mizrahi Tefahot Bank Ltd. (Israel)	298	6
Oversea-Chinese Banking Corp., Ltd. (Singapore)	845	8
Pargesa Holding SA (Switzerland)	289	25
Partners Group Holding AG (Switzerland)	36	27
Platinum Asset Management Ltd. (Australia)	4,551	21
Reinet Investments SCA (United Kingdom)	2,169	42
Schroders plc (United Kingdom)	978	44
Svenska Handelsbanken AB Class A (Sweden)	756	9
United Overseas Bank Ltd. (Singapore)	400	8
Wendel SE (France)	110	17

		590

Health Care—4.2%
Arjo AB (Sweden)(1)	3,480	10
BioMerieux (France)	211	18
CYBERDYNE, Inc. (Japan)(1)	2,700	38
DiaSorin S.p.A (Italy)	102	9
Essilor International SA (France)	141	19

	SHARES	VALUE
Health Care—continued
Eurofins Scientific SE (France)	30	$16
Getinge AB Class B (Sweden)	684	8
Ipsen SA (France)	157	24
RHOEN-KLINIKUM AG (Germany)	803	27
Roche Holding AG (Switzerland)	99	23
Straumann Holding AG Registered Shares (Switzerland)	35	22
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	510	50
Taro Pharmaceutical Industries Ltd. (Israel)(1)	49	5

		269

Industrials—14.4%
ACS Actividades de Construccion y Servicios SA (Spain)	588	23
Alfa Laval AB (Sweden)	435	10
Alstom SA (France)	465	21
ANDRITZ AG (Austria)	742	41
Arbonia AG (Switzerland)(1)	1,543	28
Assa Abloy AB Class B (Sweden)	492	11
Bollore SA (France)	3,488	19
Bouygues SA (France)	355	18
Cargotec Oyj Class B (Finland)	615	33
CK Hutchison Holdings Ltd. (Hong Kong)	490	6
Dassault Aviation SA (France)	11	21
easyJet plc (United Kingdom)	2,389	54
Ferrovial SA (Spain)	1,051	22
Fomento de Construcciones y Contratas SA (Spain)(1)	2,106	26
Golden Ocean Group Ltd. (Norway)	750	6
Hutchison Port Holdings Trust Class U (Singapore)	19,500	6
Indutrade AB (Sweden)	385	10
IWG plc (United Kingdom)	17,304	55
Jardine Matheson Holdings Ltd. (Singapore)	118	7
Jardine Strategic Holdings Ltd. (Singapore)	186	7
Johnson Electric Holdings Ltd. (Hong Kong)	1,550	6
Kloeckner & Co. SE (Germany)	2,411	30
Kone Oyj Class B (Finland)	664	33
Kuehne & Nagel International AG Registered Shares (Switzerland)	142	22
Nidec Corp. (Japan)	300	46
Noble Group Ltd. (Singapore)(1)	50,800	3
Nordex SE (Germany)(1)	2,896	25
NWS Holdings Ltd. (Hong Kong)	3,425	6
Obrascon Huarte Lain SA (Spain)(1)	3,896	17
OC Oerlikon Corp. AG Registered Shares (Switzerland)	1,533	27
Orient Overseas International Ltd. (Hong Kong)	630	6
Persol Holdings Co., Ltd. (Japan)	1,720	50
Prosegur Cia de Seguridad SA (Spain)	2,736	21
Rieter Holding AG Registered Shares (Switzerland)	108	21
Ryanair Holdings plc Sponsored ADR (United Kingdom)(1)	393	48
Salini Impregilo S.p.A (Italy)	2,339	7
Securitas AB Class B (Sweden)	584	10
Seven Group Holdings Ltd. (Australia)	2,358	32
SGL Carbon SE (Germany)(1)	2,054	29
SGS SA Registered Shares (Switzerland)	10	25
Shun Tak Holdings Ltd. (Hong Kong)	15,700	7
Skanska AB Class B (Sweden)	465	9
Sulzer AG Registered Shares (Switzerland)	206	27

		931

Information Technology—10.6%
Check Point Software Technologies Ltd. (Israel)(1)	49	5
COLOPL, Inc. (Japan)	3,700	32
Dassault Systemes SE (France)	176	24
Gree, Inc. (Japan)	6,120	35
GungHo Online Entertainment, Inc. (Japan)	14,300	49
Hexagon AB Class B (Sweden)	206	12
Keyence Corp. (Japan)	71	44

See Notes to Financial Statements

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Koei Tecmo Holdings Co., Ltd. (Japan)	2,020	$39
Konami Holdings Corp. (Japan)	712	37
Lenovo Group Ltd. (Hong Kong)	11,000	6
Mixi, Inc. (Japan)	825	30
Nemetschek SE (Germany)	322	36
Nexon Co., Ltd. (Japan)(1)	2,810	47
OBIC Co., Ltd. (Japan)	564	47
Otsuka Corp. (Japan)	1,070	54
Renishaw plc (United Kingdom)	687	43
SAP SE (Germany)	256	27
Silverlake Axis Ltd. (Singapore)	17,800	7
Square Enix Holdings Co., Ltd. (Japan)	850	39
United Internet AG Registered Shares (Germany)	421	26
VTech Holdings Ltd. (Hong Kong)	457	6
Yahoo Japan Corp. (Japan)	8,725	41

		686

Materials—7.5%
APERAM SA (Netherlands)	903	43
ArcelorMittal (Netherlands)(1)	1,439	45
EMS-Chemie Holding AG Registered Shares (Switzerland)	36	23
Evolution Mining Ltd. (Australia)	14,057	33
Fortescue Metals Group Ltd. (Australia)	6,883	23
Frutarom Industries Ltd. (Israel)	56	5
Glencore plc (Switzerland)	9,476	47
HeidelbergCement AG (Germany)	273	27
Hexpol AB (Sweden)	1,037	10
Holmen AB Class B (Sweden)	200	11
Imerys SA (France)	200	19
Israel Chemicals Ltd. (Israel)	1,223	5
Israel Corp., Ltd. (The) (Israel)(1)	27	5
LafargeHolcim Ltd. Registered Shares (Switzerland)	460	25
Nippon Paint Holdings Co., Ltd. (Japan)	1,300	48
OCI NV (Netherlands)(1)	1,855	43
Pact Group Holdings Ltd. (Australia)	6,014	25
Singamas Container Holdings Ltd. (Hong Kong)	30,000	5
Vicat SA (France)	237	18
Wacker Chemie AG (Germany)	159	26

		486

Real Estate—4.5%
Abacus Property Group (Australia)	7,970	21
Champion REIT (Hong Kong)	8,800	6
Chinese Estates Holdings Ltd. (Hong Kong)	3,700	6
City Developments Ltd. (Singapore)	850	8
CK Asset Holdings Ltd. (Hong Kong)	750	6
Fabege AB (Sweden)	479	10
Fonciere Des Regions (France)	171	19
Fortune REIT (Hong Kong)	5,400	7
Hang Lung Group Ltd. (Hong Kong)	1,600	5
Hang Lung Properties Ltd. (Hong Kong)	2,500	6
Henderson Land Development Co., Ltd. (Hong Kong)	897	6
Hongkong Land Holdings Ltd. (Singapore)	1,100	8
Hufvudstaden AB Class A (Sweden)	610	9
Hysan Development Co., Ltd. (Hong Kong)	1,170	6
Intu Properties plc (United Kingdom)	14,203	41
Kerry Properties Ltd. (Hong Kong)	1,500	7
Melisron Ltd. (Israel)	104	4
New World Development Co., Ltd. (Hong Kong)	4,300	6
Scentre Group (Australia)	7,538	22
Sino Land Co., Ltd. (Hong Kong)	3,625	6
Sun Hung Kai Properties Ltd. (Hong Kong)	370	6
Suntec REIT (Singapore)	5,200	8

	SHARES	VALUE
Real Estate—continued
UOL Group Ltd. (Singapore)	1,308	$9
Westfield Corp. (Australia)	3,449	23
Wharf Holdings Ltd. (The) (Hong Kong)	1,750	6
Wharf Real Estate Investment Co., Ltd. (Hong Kong)(1)	910	6
Wheelock & Co., Ltd. (Hong Kong)	855	6
Wihlborgs Fastigheter AB (Sweden)	429	10
Yanlord Land Group Ltd. (Singapore)	6,800	9

		292

Telecommunication Services—2.2%
HKT Trust & HKT Ltd. (Hong Kong)	5,000	6
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	15,650	6
Iliad SA (France)	78	16
Partner Communications Co., Ltd. (Israel)(1)	833	4
PCCW Ltd. (Hong Kong)	10,400	6
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	5,000	5
SoftBank Group Corp. (Japan)	496	37
TalkTalk Telecom Group plc (United Kingdom)	24,721	40
TPG Telecom Ltd. (Australia)	5,271	23

		143

Utilities—1.1%
CK Infrastructure Holdings Ltd. (Hong Kong)	720	6
CLP Holdings Ltd. (Hong Kong)	639	7
Engie SA (France)	1,069	18
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(2)	6,600	6
Hong Kong & China Gas Co., Ltd. (Hong Kong)	3,113	6
Kenon Holdings Ltd. (Israel)	252	4
Power Assets Holdings Ltd. (Hong Kong)	750	7
Rubis SCA (France)	269	19

		73
TOTAL COMMON STOCKS (Identified Cost $5,313)		6,412
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $5,344)		6,439

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(3)	12,637	13
TOTAL SHORT-TERM INVESTMENT (Identified Cost $13)		13
TOTAL INVESTMENTS—99.6% (Identified Cost $5,357)		6,452
Other assets and liabilities, net—0.4%		27

NET ASSETS—100.0%		$6,479

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $71 or 1.1% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	28%
United Kingdom	14
France	10
Germany	9
Switzerland	8
Australia	5
Hong Kong	5
Other	21
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$6,412	$5,623	$789
Preferred Stock	27	27	—
Short-Term Investment	13	13	—

Total Investments	$6,452	$5,663	$789

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $771 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—34.0%
Amazon.com, Inc.(1)	257	$372
AMC Networks, Inc. Class A(1)	8,268	427
American Eagle Outfitters, Inc.	20,595	410
AutoNation, Inc.(1)	8,544	400
Buckle, Inc. (The)	19,646	435
Carnival Corp.	6,020	395
CBS Corp. Class B	8,120	417
Choice Hotels International, Inc.	4,885	392
Columbia Sportswear Co.	5,279	403
Comcast Corp. Class A	11,803	403
Dick’s Sporting Goods, Inc.	11,999	421
Dillard’s, Inc. Class A	5,049	406
Discovery Communications, Inc. Class C(1)	20,104	392
DISH Network Corp. Class A(1)	10,525	399
DSW, Inc. Class A	18,730	421
Expedia Group, Inc.	3,704	409
Gap, Inc. (The)	12,640	394
Garmin Ltd.	6,807	401
GCI Liberty, Inc. Class A(1)	7,780	411
Horton (D.R.), Inc.	9,461	415
Hyatt Hotels Corp. Class A	5,105	389
International Speedway Corp. Class A	9,242	408
L Brands, Inc.	10,263	392
Lands’ End, Inc.(1)	24,289	567
Las Vegas Sands Corp.	5,438	391
Lennar Corp. Class A	6,931	408
Liberty Braves Group Class C(1)	17,627	402
Liberty Broadband Corp. Class C(1)	4,685	401
Liberty Expedia Holdings, Inc. Class A(1)	10,303	405
Liberty Global plc Class C	13,251	403
Liberty Interactive Corp. Class A(1)	15,149	381
Liberty Latin America Ltd.	19,628	375
Liberty Media Corp. Class C(1)	13,295	410
Liberty Sirius XM Group Class C(1)	9,806	401
Liberty TripAdvisor Holdings, Inc. Class A(1)	36,963	397
Lions Gate Entertainment Corp. Class B	16,025	386
Madison Square Garden Co. (The) Class A(1)	1,686	414
Marriott International, Inc. Class A	2,907	395
Marriott Vacations Worldwide Corp.	2,929	390
Mohawk Industries, Inc.(1)	1,653	384
MSG Networks, Inc. Class A(1)	17,107	387
News Corp. Class A	24,937	394
Nordstrom, Inc.	8,271	400
Papa John’s International, Inc.	6,922	397
Penn National Gaming, Inc.(1)	15,306	402
Penske Automotive Group, Inc.	9,217	409
Ralph Lauren Corp.	3,695	413
Restaurant Brands International, Inc.	6,986	398
Sears Holdings Corp.(1)	178,120	476
Sears Hometown and Outlet Stores, Inc.(1)	204,252	613
Starbucks Corp.	6,960	403
Tesla, Inc.(1)	1,314	350
Twenty-First Century Fox, Inc. Class A	11,127	408
Under Armour, Inc. Class C(1)	29,141	418
Urban Outfitters, Inc.(1)	11,227	415
Viacom, Inc. Class B	13,178	409
Weight Watchers International, Inc.(1)	6,019	384
Wendy’s Co. (The)	23,578	414

		23,712

Consumer Staples—5.9%
Boston Beer Co., Inc. (The) Class A(1)	2,227	421

	SHARES	VALUE
Consumer Staples—continued
Brown-Forman Corp. Class B	7,361	$400
Estee Lauder Cos., Inc. (The) Class A	2,755	413
Hostess Brands, Inc.(1)	28,529	422
HRG Group, Inc.(1)	26,840	443
Lancaster Colony Corp.	3,365	414
Monster Beverage Corp.(1)	6,960	398
Nomad Foods Ltd.	25,157	396
PriceSmart, Inc.	4,989	417
Tootsie Roll Industries, Inc.	13,621	401

		4,125

Energy—5.3%
Cheniere Energy, Inc.(1)	7,701	412
Continental Resources, Inc.(1)	7,578	447
CVR Energy, Inc.	13,340	403
Exterran Corp.(1)	14,552	388
Hess Corp.	8,438	427
Par Pacific Holdings, Inc.(1)	23,170	398
RPC, Inc.	20,489	369
Transocean Ltd.	42,132	417
W&T Offshore, Inc.(1)	100,614	446

		3,707

Financials—13.0%
American Financial Group, Inc.	3,534	397
Berkley (W.R.) Corp.	5,654	411
Berkshire Hathaway, Inc. Class B(1)	1,993	397
BOK Financial Corp.	4,071	403
Brown & Brown, Inc.	15,905	405
Charles Schwab Corp. (The)	7,289	381
Cohen & Steers, Inc.	9,894	402
Erie Indemnity Co. Class A	3,414	402
First Citizens BancShares, Inc. Class A	920	380
Franklin Resources, Inc.	10,652	369
Greenlight Capital Re Ltd. Class A	26,074	418
Hilltop Holdings, Inc.	16,280	382
Leucadia National Corp.	17,610	400
Loews Corp.	7,945	395
Mercury General Corp.	8,580	394
Morningstar, Inc.	4,173	399
National General Holdings Corp.	16,409	399
Ocwen Financial Corp.(1)	95,171	392
PJT Partners, Inc. Class A	8,235	413
Raymond James Financial, Inc.	4,233	378
Third Point Reinsurance Ltd.	27,754	387
Virtu Financial, Inc. Class A	12,178	402
WisdomTree Investments, Inc.	42,157	387

		9,093

Health Care—3.8%
AquaBounty Technologies, Inc.(1)	115,949	342
Bruker Corp.	13,467	403
Danaher Corp.	4,063	398
Halozyme Therapeutics, Inc.(1)	19,272	377
Intrexon Corp.(1)	25,687	394
NantKwest, Inc.(1)	95,484	371
OPKO Health, Inc.(1)	123,909	393

		2,678

Industrials—12.0%
Air Lease Corp.	9,337	398
American Railcar Industries, Inc.	10,644	398

See Notes to Financial Statements

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Cintas Corp.	2,368	$404
Colfax Corp.(1)	12,549	400
Covanta Holding Corp.	27,133	394
FedEx Corp.	1,620	389
Fortive Corp.	5,224	405
Heartland Express, Inc.	20,844	375
Herc Holdings, Inc.(1)	5,851	380
Hertz Global Holdings, Inc.(1)	19,934	396
Manitowoc Co., Inc. (The)(1)	13,946	397
MasTec, Inc.(1)	8,452	398
MSC Industrial Direct Co., Inc. Class A	4,361	400
Navistar International Corp.(1)	12,088	423
Rollins, Inc.	7,855	401
Seaspan Corp.	63,187	422
Timken Co. (The)	8,386	382
W.W. Grainger, Inc.	1,425	402
Welbilt, Inc.(1)	20,002	389
Werner Enterprises, Inc.	10,419	380
XPO Logistics, Inc.(1)	3,911	398

		8,331

Information Technology—11.2%
Alphabet, Inc. Class C(1)	372	384
Amkor Technology, Inc.(1)	36,681	372
Anixter International, Inc.(1)	5,191	393
Conduent, Inc.(1)	20,519	382
eBay, Inc.(1)	9,734	392
EchoStar Corp. Class A(1)	7,238	382
Facebook, Inc. Class A(1)	2,429	388
IAC/InterActiveCorp(1)	2,483	388
Intuit, Inc.	2,291	397
National Instruments Corp.	7,774	393
Oracle Corp.	8,676	397
Paychex, Inc.	6,238	384
PayPal Holdings, Inc.(1)	5,050	383
Pegasystems, Inc.	6,662	404
RealPage, Inc.(1)	7,665	395
salesforce.com, Inc.(1)	3,263	380
SS&C Technologies Holdings, Inc.	7,748	416
Syntel, Inc.(1)	15,211	388
TTEC Holdings, Inc.	12,586	386
Xerox Corp.	13,241	381

		7,785

Materials—5.1%
Freeport-McMoRan, Inc.(1)	22,058	388
LyondellBasell Industries N.V. Class A	3,800	402
NewMarket Corp.	1,001	402
Novagold Resources, Inc.(1)	92,360	400
Platform Specialty Products Corp.(1)	38,845	374
Scotts Miracle-Gro Co. (The)	4,644	398
Silgan Holdings, Inc.	14,603	407
TimkenSteel Corp.(1)	24,904	378
Westlake Chemical Corp.	3,557	395

		3,544

Real Estate—8.8%
Altisource Portfolio Solutions SA	14,360	381
American Homes 4 Rent Class A	20,654	415
Colony NorthStar, Inc. Class A	70,065	394
Equity LifeStyle Properties, Inc.	4,784	420
Equity Residential	6,773	417

	SHARES	VALUE
Real Estate—continued
Gaming and Leisure Properties, Inc.	12,010	$402
Host Hotels & Resorts, Inc.	21,597	403
Howard Hughes Corp. (The)(1)	2,983	415
JBG SMITH Properties	12,032	406
Marcus & Millichap, Inc.(1)	11,412	411
Seritage Growth Properties Class A	11,686	415
Simon Property Group, Inc.	2,642	408
Taubman Centers, Inc.	7,233	412
Urban Edge Properties	19,585	418
Vornado Realty Trust	6,000	404

		6,121
TOTAL COMMON STOCKS (Identified Cost $51,319)		69,096
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $51,319)		69,096
TOTAL INVESTMENTS—99.1% (Identified Cost $51,319)		69,096
Other assets and liabilities, net—0.9%		615

NET ASSETS—100.0%		$69,711

Footnote Legend:

(1)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$69,096	$69,096

Total Investments	$69,096	$69,096

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.5%

Consumer Discretionary—7.0%
Ace Hardware Indonesia Tbk PT (Indonesia)	4,655,000	$450
Fila Korea Ltd. (South Korea)	3,100	315
Goldlion Holdings Ltd. (Hong Kong)	500,284	208
Pico Far East Holdings Ltd. (Hong Kong)	636,780	244
Whirlpool SA (Brazil)	54,761	88

		1,305

Consumer Staples—12.9%
AVI Ltd. (South Africa)	49,510	464
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	8,140	239
Heineken Malaysia Bhd (Malaysia)	80,000	430
Taisun International Holding Corp. (Taiwan)	102,000	535
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	57,300	350
Wawel SA (Poland)	1,211	394

		2,412

Financials—10.5%
BFI Finance Indonesia Tbk PT (Indonesia)	6,140,000	357
CARE Ratings Ltd. (India)	17,500	326
Korea Ratings Corp. (South Korea)	3,600	196
Tisco Financial Group PCL (Thailand)	85,900	247
Vostok New Ventures Ltd. (Sweden)(1)	97,052	846

		1,972

Industrials—20.4%
104 Corp. (Taiwan)	54,000	326
Blue Dart Express Ltd. (India)	3,400	198
Freight Management Holdings Bhd (Malaysia)	528,329	157
Hsin Yung Chien Co., Ltd. (Taiwan)	91,000	287
Hy-Lok Corp. (South Korea)	9,700	209
Kerry TJ Logistics Co., Ltd. (Taiwan)	427,000	551
Lumax International Corp., Ltd. (Taiwan)	163,379	323
S-1 Corp. (South Korea)	4,000	371
Sarine Technologies Ltd. (Israel)	269,000	231
Sinmag Equipment Corp. (Taiwan)	61,520	345
Sporton International Inc. (Taiwan)	50,000	274
Taiwan Secom Co., Ltd. (Taiwan)	99,874	310
Turk Traktor ve Ziraat Makineleri AS (Turkey)	12,800	234

		3,816

Information Technology—26.0%
Addcn Technology Co., Ltd, (Taiwan)	34,000	271
Autohome, Inc. ADR (China)	12,855	1,105
Baozun, Inc. Sponsored ADR (China)(1)	10,725	492
Cartrack Holdings Ltd. (South Africa)	105,600	169
Douzone Bizon Co., Ltd. (South Korea)	8,250	448
Hancom, Inc. (South Korea)	17,650	269
Linx SA (Brazil)	61,400	378
Sea Ltd. ADR (Singapore)(1)	49,180	554
SINA Corp. (China)(1)	3,855	402
Yandex N.V. Class A (Russia)(1)	19,460	768

		4,856

Materials—9.7%
Corp. Moctezuma SAB de C.V. (Mexico)	91,400	373
Enaex SA (Chile)	9,706	159
SH Kelkar & Co., Ltd. (India)	100,300	402

	SHARES	VALUE
Materials—continued
Sniezka SA (Poland)	17,669	$356
Transpaco Ltd. (South Africa)	86,890	166
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	126,000	353

		1,809

Telecommunication Services—2.0%
Sarana Menara Nusantara Tbk PT (Indonesia)	1,404,000	365
TOTAL COMMON STOCKS (Identified Cost $14,049)		16,535
TOTAL LONG-TERM INVESTMENTS—88.5%
(Identified Cost $14,049)		16,535

SHORT-TERM INVESTMENT—9.4%

Money Market Mutual Fund—9.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	1,755,083	1,755
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,755)		1,755
TOTAL INVESTMENTS—97.9% (Identified Cost $15,804)		18,290
Other assets and liabilities, net—2.1%		396

NET ASSETS—100.0%		$18,686

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Taiwan	20%
China	11
South Korea	10
United States	10
Indonesia	6
India	5
Sweden	5
Other	33
Total	100%
† % of total investments as of March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$16,535	$15,134	$1,401
Short-Term Investment	1,755	1,755	—

Total Invest ments	$18,290	$16,889	$1,401

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $999 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.8%

Consumer Discretionary—7.6%
Asante, Inc. (Japan)	121,300	$2,263
Ascential plc (United Kingdom)	2,453,200	14,346
Goldlion Holdings Ltd. (Hong Kong)	21,954,316	9,119
Pico Far East Holdings Ltd. (Hong Kong)	20,657,668	7,925

		33,653

Consumer Staples—7.2%
Heineken Malaysia Bhd (Malaysia)	2,256,800	12,136
Taisun International Holding Corp. (Taiwan)	1,417,000	7,435
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	634,583	3,871
Wawel SA (Poland)	27,044	8,809

		32,251

Energy—2.0%
Pason Systems, Inc. (Canada)	647,360	8,668
Qualitech PCL (Thailand)	768,161	130

		8,798

Financials—11.9%
Euler Hermes Group SA (France)	75,260	11,279
Euroz Ltd. (Australia)	3,986,131	3,475
Korea Ratings Corp. (South Korea)	79,678	4,336
Numis Corp. plc (United Kingdom)	804,417	4,119
Sabre Insurance Group plc (United Kingdom)(1)	2,230,000	7,697
Vostok New Ventures Ltd. (Sweden)(1)	2,524,137	22,007

		52,913

Health Care—3.0%
DVx, Inc. (Japan)	85,300	1,013
Haw Par Corp., Ltd. (Singapore)	539,019	5,139
WIN-Partners Co., Ltd. (Japan)	519,265	7,310

		13,462

Industrials—19.3%
104 Corp. (Taiwan)	226,000	1,364
AIT Corp. (Japan)	436,400	4,753
Amadeus Fire AG (Germany)	38,195	4,267
Asiakastieto Group Oyj (Finland)	256,997	8,032
Golden Friends Corp. (Taiwan)	2,452,000	5,046
Howden Joinery Group plc (United Kingdom)	2,021,300	13,068
Hy-Lok Corp. (South Korea)	378,009	8,139
Interworks, Inc. (Japan)	474,800	4,614
JOST Werke AG (Germany)(1)	236,838	10,681
Kerry TJ Logistics Co., Ltd. (Taiwan)	4,318,000	5,568
Lumax International Corp., Ltd. (Taiwan)	4,354,259	8,617
SJR in Scandinavia AB Class B (Sweden)	1,001,302	5,720
WABCO Holdings, Inc. (United States)(1)	45,900	6,145

		86,014

Information Technology—32.7%
Alten SA (France)	137,944	13,282
Altran Technologies SA (France)	219,500	3,246
Auto Trader Group plc (United Kingdom)	4,639,040	22,819
Autohome, Inc. ADR (China)	269,365	23,149
Bouvet ASA (Norway)	248,945	6,796
Computer Modelling Group Ltd. (Canada)	473,600	3,415
Douzone Bizon Co., Ltd. (South Korea)	83,219	4,520

	SHARES	VALUE
Information Technology—continued
e-Credible Co., Ltd. (South Korea)	296,500	$4,006
Firstlogic, Inc. (Japan)(1)	485,800	4,095
REA Group Ltd. (Australia)	66,510	4,084
Rightmove plc (United Kingdom)	375,970	22,930
Scout24 AG (Germany)	467,025	21,745
Webstep AS (Norway)(1)	3,503,800	11,398

		145,485

Materials—7.1%
Corp. Moctezuma SAB de C.V. (Mexico)	1,462,196	5,968
Rimoni Industries Ltd. (Israel)	89,509	1,515
SH Kelkar & Co., Ltd. (India)	1,157,700	4,643
Sniezka SA (Poland)	715,050	14,413
Transpaco Ltd. (South Africa)	2,536,788	4,836

		31,375
TOTAL COMMON STOCKS (Identified Cost $353,828)		403,951

RIGHTS—0.1%

Information Technology—0.1%
Altran Technologies SA (France)(1)	219,500	368
TOTAL RIGHTS (Identified Cost $—)		368
TOTAL LONG-TERM INVESTMENTS—90.9%
(Identified Cost $353,828)		404,319

SHORT-TERM INVESTMENT—9.1%

Money Market Mutual Fund—9.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	40,586,180	40,586
TOTAL SHORT-TERM INVESTMENT (Identified Cost $40,586)		40,586
TOTAL INVESTMENTS—100.0% (Identified Cost $394,414)		444,905
Other assets and liabilities, net—0.0%		212

NET ASSETS—100.0%		$445,117

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	19%
United States	11
Germany	8
France	6
Taiwan	6
Sweden	6
Japan	5
Other	39
Total	100%
† % of total investments as of March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$403,951	$387,169	$16,782
Rights	368	368	—
Short-Term Investment	40,586	40,586	—

Total Investments	$444,905	$428,123	$16,782

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $12,139 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(2)—51.0%

Equity Funds—41.5%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	439,134	$6,231
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	132,523	3,792
Virtus Duff & Phelps International Real Estate Securities Fund Class I	558,108	4,097
Virtus Duff & Phelps Real Estate Securities Fund Class I	103,432	2,544

		16,664

Fixed Income Fund—9.5%
Virtus Newfleet Senior Floating Rate Fund Class I	403,648	3,798
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $14,550)		20,462

EXCHANGE-TRADED FUNDS(2)—48.2%
Global X Uranium Index Fund	1,392	17
iShares S&P North American Natural Resources Sector Index Fund	203,753	6,744
PowerShares DB Commodity Index Tracking Fund(1)	354,816	6,025
PowerShares DB G10 Currency Harvest Fund(1)	146,426	3,456
VanEck Vectors Agribusiness Index Fund	27,207	1,682
VanEck Vectors Coal Index Fund	88,499	1,390
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $16,623)		19,314
TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $31,173)		39,776

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund(2)—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	313,084	313
TOTAL SHORT-TERM INVESTMENT (Identified Cost $313)		313
TOTAL INVESTMENTS—100.0% (Identified Cost $31,486)		40,089
Other assets and liabilities, net—0.0%		19

NET ASSETS—100.0%		$40,108

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at, March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$20,462	$20,462
Exchange-Traded Funds	19,314	19,314
Short-Term Investment	313	313

Total Investments	$40,089	$40,089

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—21.3%
Amazon.com, Inc.(1)	3,712	$5,373
Aptiv plc	58,803	4,997
Best Buy Co., Inc.	108,599	7,601
Booking Holdings, Inc.(1)	452	940
BorgWarner, Inc.	45,843	2,303
Carnival Corp.	24,597	1,613
Charter Communications, Inc. Class A(1)	6,234	1,940
Chipotle Mexican Grill, Inc.(1)	770	249
Comcast Corp. Class A	149,935	5,123
Darden Restaurants, Inc.	3,834	327
DISH Network Corp. Class A(1)	7,326	278
Expedia, Inc.	1,141	126
Garmin Ltd.	132,782	7,825
H&R Block, Inc.	310,541	7,891
Hilton Worldwide Holdings, Inc.	12,196	961
Home Depot, Inc. (The)	31,959	5,696
Horton (D.R.), Inc.	72,040	3,158
Leggett & Platt, Inc.	49,645	2,202
Lennar Corp. Class A	57,356	3,381
Lowe’s Cos., Inc.	22,792	2,000
Marriott International, Inc. Class A	18,470	2,512
McDonald’s Corp.	24,715	3,865
MGM Resorts International	129,850	4,547
Mohawk Industries, Inc.(1)	23,797	5,526
Netflix, Inc.(1)	4,017	1,186
NIKE, Inc. Class B	117,357	7,797
Norwegian Cruise Line Holdings Ltd.(1)	10,747	569
PulteGroup, Inc.	57,088	1,684
Royal Caribbean Cruises Ltd.	10,330	1,216
Starbucks Corp.	44,109	2,553
TripAdvisor, Inc.(1)	1,006	41
Wyndham Worldwide Corp.	6,111	699
Wynn Resorts Ltd.	20,431	3,726
Yum! Brands, Inc.	10,448	889

		100,794

Consumer Staples—5.0%
Brown-Forman Corp. Class B	39,424	2,145
Constellation Brands, Inc. Class A	26,682	6,081
Costco Wholesale Corp.	15,975	3,010
Sysco Corp.	131,870	7,907
Wal-Mart Stores, Inc.	53,512	4,761

		23,904

Energy—1.8%
Andeavor	9,280	933
Marathon Petroleum Corp.	31,579	2,309
Phillips 66	27,146	2,604
Valero Energy Corp.	28,292	2,624

		8,470

Financials—14.5%
Affiliated Managers Group, Inc.	1,590	301
Aflac, Inc.	32,926	1,441
Allstate Corp. (The)	14,664	1,390
American Express Co.	32,099	2,994
Ameriprise Financial, Inc.	4,232	626
AON plc	17,744	2,490
Bank of America Corp.	60,737	1,821
Bank of New York Mellon Corp. (The)	29,291	1,509

	SHARES	VALUE
Financials—continued
BB&T Corp.	19,323	$1,006
Berkshire Hathaway, Inc. Class B(1)	37,260	7,433
BlackRock, Inc.	3,532	1,913
Brighthouse Financial, Inc.(1)	4,013	206
Capital One Financial Corp.	21,598	2,070
Charles Schwab Corp. (The)	36,162	1,888
Chubb Ltd.	18,971	2,595
Cincinnati Financial Corp.	6,102	453
Citigroup, Inc.	16,555	1,117
Citizens Financial Group, Inc.	12,051	506
Comerica, Inc.	4,260	409
Discover Financial Services	16,191	1,165
E*TRADE Financial Corp.(1)	8,204	455
Fifth Third Bancorp	17,281	549
Franklin Resources, Inc.	9,347	324
Gallagher (Arthur J.) & Co.	12,838	882
Goldman Sachs Group, Inc. (The)	10,632	2,678
Huntington Bancshares, Inc.	26,476	400
Invesco Ltd.	11,644	373
JPMorgan Chase & Co.	21,725	2,389
KeyCorp	26,341	515
Leucadia National Corp.	6,070	138
Lincoln National Corp.	9,164	670
M&T Bank Corp.	3,686	680
Marsh & McLennan Cos., Inc.	36,238	2,993
MetLife, Inc.	44,067	2,022
Morgan Stanley	42,192	2,277
Navient Corp.	11,719	154
Northern Trust Corp.	6,143	634
People’s United Financial, Inc.	8,480	158
PNC Financial Services Group, Inc. (The)	11,654	1,763
Principal Financial Group, Inc.	11,246	685
Progressive Corp. (The)	23,767	1,448
Prudential Financial, Inc.	17,755	1,839
Raymond James Financial, Inc.	3,895	348
Regions Financial Corp.	28,411	528
State Street Corp.	10,607	1,058
SunTrust Banks, Inc.	11,660	793
Synchrony Financial	32,776	1,099
T. Rowe Price Group, Inc.	6,931	748
Torchmark Corp.	4,497	378
Travelers Cos., Inc. (The)	11,184	1,553
U.S. Bancorp	9,871	498
Unum Group	9,397	447
Wells Fargo & Co.	27,749	1,454
Willis Towers Watson plc	9,376	1,427
XL Group Ltd.	10,463	578
Zions Bancorporation	4,892	258

		68,526

Health Care—6.4%
Abbott Laboratories	22,573	1,353
Aetna, Inc.	5,804	981
Agilent Technologies, Inc.	13,064	874
Align Technology, Inc.(1)	13,168	3,307
Anthem, Inc.	4,570	1,004
Baxter International, Inc.	6,500	423
Becton, Dickinson & Co.	3,437	745
Boston Scientific Corp.(1)	17,809	487
Centene Corp.(1)	3,070	328
Cigna Corp.	4,388	736
Cooper Cos., Inc. (The)	8,934	2,044
Danaher Corp.	7,939	777

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
DENTSPLY SIRONA, Inc.	41,916	$2,109
Edwards Lifesciences Corp.(1)	2,745	383
Hologic, Inc.(1)	3,574	134
Humana, Inc.	2,542	683
IDEXX Laboratories, Inc.(1)	1,130	216
Illumina, Inc.(1)	5,926	1,401
Intuitive Surgical, Inc.(1)	1,454	600
IQVIA Holdings, Inc.(1)	5,909	580
Medtronic plc	17,554	1,408
Mettler-Toledo International, Inc.(1)	1,039	597
PerkinElmer, Inc.	4,474	339
ResMed, Inc.	1,840	181
Stryker Corp.	4,173	671
Thermo Fisher Scientific, Inc.	16,278	3,361
UnitedHealth Group, Inc.	17,247	3,691
Varian Medical Systems, Inc.(1)	1,188	146
Waters Corp.(1)	3,228	641
Zimmer Biomet Holdings, Inc.	2,626	286

		30,486

Industrials—16.3%
A.O. Smith Corp.	15,555	989
Allegion plc	10,132	864
Arconic, Inc.	4,860	112
Boeing Co. (The)	6,424	2,106
Caterpillar, Inc.	32,635	4,810
Cintas Corp.	46,092	7,862
CSX Corp.	34,974	1,948
Cummins, Inc.	8,558	1,387
Deere & Co.	48,896	7,595
Dover Corp.	6,171	606
Fastenal Co.	51,281	2,799
Flowserve Corp.	5,175	224
Fortive Corp.	12,114	939
Fortune Brands Home & Security, Inc.	16,430	968
General Dynamics Corp.	3,186	704
Harris Corp.	1,368	221
Hunt (JB) Transport Services, Inc.	66,341	7,772
Huntington Ingalls Industries, Inc.	522	135
Illinois Tool Works, Inc.	12,214	1,913
Ingersoll-Rand plc	9,897	846
Johnson Controls International plc	98,720	3,479
Kansas City Southern	4,052	445
L3 Technologies, Inc.	897	187
Lockheed Martin Corp.	2,863	968
Masco Corp.	33,556	1,357
Norfolk Southern Corp.	11,197	1,520
Northrop Grumman Corp.	1,998	698
PACCAR, Inc.	19,288	1,276
Parker-Hannifin Corp.	5,277	903
Pentair plc	6,541	446
Raytheon Co.	3,318	716
Republic Services, Inc.	32,445	2,149
Rockwell Collins, Inc.	1,868	252
Snap-on, Inc.	2,258	333
Stanley Black & Decker, Inc.	6,074	931
Stericycle, Inc.(1)	12,187	713
Textron, Inc.	3,023	178
TransDigm Group, Inc.	554	170
Union Pacific Corp.	30,805	4,141
United Rentals, Inc.(1)	15,080	2,605
United Technologies Corp.	8,523	1,072
W.W. Grainger, Inc.	9,253	2,612

	SHARES	VALUE
Industrials—continued
Waste Management, Inc.	57,027	$4,797
Xylem, Inc.	7,114	547

		77,295

Information Technology—19.3%
Activision Blizzard, Inc.	63,688	4,296
Adobe Systems, Inc.(1)	12,944	2,797
Advanced Micro Devices, Inc.(1)	7,602	76
Akamai Technologies, Inc.(1)	1,156	82
Alliance Data Systems Corp.	569	121
Alphabet, Inc. Class A(1)	2,038	2,114
Alphabet, Inc. Class C(1)	2,063	2,129
Amphenol Corp. Class A	45,166	3,890
Analog Devices, Inc.	3,417	311
ANSYS, Inc.(1)	2,228	349
Apple, Inc.	38,564	6,470
Applied Materials, Inc.	76,102	4,232
Autodesk, Inc.(1)	5,756	723
Automatic Data Processing, Inc.	5,256	597
Broadcom Ltd.	3,769	888
CA, Inc.	2,652	90
Cadence Design Systems, Inc.(1)	7,415	273
Cisco Systems, Inc.	151,022	6,477
Citrix Systems, Inc.(1)	3,760	349
Corning, Inc.	128,552	3,584
eBay, Inc.(1)	6,641	267
Electronic Arts, Inc.(1)	25,937	3,145
F5 Networks, Inc.(1)	1,912	277
Facebook, Inc. Class A(1)	16,303	2,605
Fidelity National Information Services, Inc.	3,957	381
Fiserv, Inc.(1)	4,940	352
FLIR Systems, Inc.	160,203	8,012
Global Payments, Inc.	1,887	210
Hewlett Packard Enterprise Co.	11,980	210
HP, Inc.	12,546	275
Intel Corp.	43,382	2,259
Intuit, Inc.	6,378	1,106
Juniper Networks, Inc.	11,454	279
KLA-Tencor Corp.	11,182	1,219
Lam Research Corp.	11,556	2,348
Mastercard, Inc. Class A	11,009	1,928
Microchip Technology, Inc.	2,168	198
Micron Technology, Inc.(1)	10,691	557
Microsoft Corp.	65,169	5,948
Motorola Solutions, Inc.	4,949	521
NetApp, Inc.	2,026	125
NVIDIA Corp.	5,617	1,301
Oracle Corp.	25,736	1,177
Paychex, Inc.	3,791	234
PayPal Holdings, Inc.(1)	13,392	1,016
Qorvo, Inc.(1)	1,180	83
QUALCOMM, Inc.	13,665	757
Red Hat, Inc.(1)	1,495	224
salesforce.com, Inc.(1)	18,020	2,096
Seagate Technology plc	2,173	127
Skyworks Solutions, Inc.	1,703	171
Symantec Corp.	5,237	135
Synopsys, Inc.(1)	3,945	328
TE Connectivity Ltd.	76,303	7,623
Texas Instruments, Inc.	9,135	949
Total System Services, Inc.	1,983	171
VeriSign, Inc.(1)	579	69
Visa, Inc. Class A	21,494	2,571

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Western Digital Corp.	2,221	$205
Western Union Co. (The)	5,443	105
Xerox Corp.	1,604	46
Xilinx, Inc.	2,326	168

		91,626

Materials—7.9%
Albemarle Corp.	7,376	684
Avery Dennison Corp.	9,836	1,045
DowDuPont, Inc.	102,811	6,550
Eastman Chemical Co.	6,315	667
Ecolab, Inc.	17,358	2,379
International Flavors & Fragrances, Inc.	5,272	722
International Paper Co.	45,951	2,455
LyondellBasell Industries N.V. Class A	72,686	7,682
Nucor Corp.	120,276	7,348
Packaging Corp. of America	10,500	1,183
PPG Industries, Inc.	16,988	1,896
Sealed Air Corp.	20,074	859
Sherwin-Williams Co. (The)	5,494	2,154
WestRock Co.	28,336	1,818

		37,442

Real Estate—5.1%
American Tower Corp.	13,527	1,966
CBRE Group, Inc. Class A(1)	168,277	7,946
Crown Castle International Corp.	12,814	1,404
Digital Realty Trust, Inc.	6,481	683
Duke Realty Corp.	68,150	1,805
Equinix, Inc.	2,468	1,032
Extra Space Storage, Inc.	3,971	347
Iron Mountain, Inc.	8,877	292
Prologis, Inc.	101,819	6,413
Public Storage	4,722	946
SBA Communications, Corp.(1)	3,707	634
Weyerhaeuser Co.	23,808	833

		24,301

Utilities—1.8%
AES Corp.	347,314	3,949
NRG Energy, Inc.	158,203	4,830

		8,779
TOTAL COMMON STOCKS (Identified Cost $366,808)		471,623
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $366,808)		471,623

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	3,664,753	$3,665
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,665)		3,665
TOTAL INVESTMENTS—100.2% (Identified Cost $370,473)		475,288
Other assets and liabilities, net—(0.2)%		(1,147)

NET ASSETS—100.0%		$474,141

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$471,623	$471,623
Short-Term Investment	3,665	3,665

Total Investments	$475,288	$475,288

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—58.2%

Consumer Discretionary—12.5%
Amazon.com, Inc.(1)	52	$75
Aptiv plc	924	78
Best Buy Co., Inc.	1,493	104
Booking Holdings, Inc.(1)	7	15
BorgWarner, Inc.	631	32
Carnival Corp.	338	22
Charter Communications, Inc. Class A(1)	86	27
Chipotle Mexican Grill, Inc.(1)	9	3
Comcast Corp. Class A	2,063	70
Darden Restaurants, Inc.	53	5
DISH Network Corp. Class A(1)	101	4
Expedia Group, Inc.	15	2
Garmin Ltd.	1,826	108
H&R Block, Inc.	4,272	109
Hilton Worldwide Holdings, Inc.	168	13
Home Depot, Inc. (The)	439	78
Horton (D.R.), Inc.	991	43
Leggett & Platt, Inc.	683	30
Lennar Corp. Class A	789	46
Lowe’s Cos., Inc.	314	28
Marriott International, Inc. Class A	255	35
McDonald’s Corp.	340	53
MGM Resorts International	1,785	62
Mohawk Industries, Inc.(1)	326	76
Netflix, Inc.(1)	55	16
NIKE, Inc. Class B	1,613	107
Norwegian Cruise Line Holdings Ltd.(1)	149	8
PulteGroup, Inc.	786	23
Royal Caribbean Cruises Ltd.	142	17
Starbucks Corp.	607	35
TripAdvisor, Inc.(1)	13	1
Wyndham Worldwide Corp.	85	10
Wynn Resorts Ltd.	280	51
Yum! Brands, Inc.	144	12

		1,398

Consumer Staples—2.9%
Brown-Forman Corp. Class B	535	29
Constellation Brands, Inc. Class A	366	83
Costco Wholesale Corp.	220	41
Sysco Corp.	1,814	109
Wal-Mart Stores, Inc.	737	66

		328

Energy—1.1%
Andeavor	127	13
Marathon Petroleum Corp.	434	32
Phillips 66	373	36
Valero Energy Corp.	389	36

		117

Financials—8.5%
Affiliated Managers Group, Inc.	21	4
Aflac, Inc.	450	20
Allstate Corp. (The)	201	19
American Express Co.	442	41
Ameriprise Financial, Inc.	58	9
AON plc	244	34
Bank of America Corp.	835	25
Bank of New York Mellon Corp. (The)	403	21

	SHARES	VALUE
Financials—continued
BB&T Corp.	267	$14
Berkshire Hathaway, Inc. Class B(1)	513	102
BlackRock, Inc.	50	27
Brighthouse Financial, Inc.(1)	54	3
Capital One Financial Corp.	297	28
Charles Schwab Corp. (The)	497	26
Chubb Ltd.	261	36
Cincinnati Financial Corp.	84	6
Citigroup, Inc.	228	15
Citizens Financial Group, Inc.	166	7
Comerica, Inc.	58	6
Discover Financial Services	223	16
E*TRADE Financial Corp.(1)	113	6
Fifth Third Bancorp	236	8
Franklin Resources, Inc.	128	4
Gallagher (Arthur J.) & Co.	176	12
Goldman Sachs Group, Inc. (The)	147	37
Huntington Bancshares, Inc.	364	6
Invesco Ltd.	160	5
JPMorgan Chase & Co.	299	33
KeyCorp	363	7
Leucadia National Corp.	84	2
Lincoln National Corp.	126	9
M&T Bank Corp.	52	10
Marsh & McLennan Cos., Inc.	498	41
MetLife, Inc.	606	28
Morgan Stanley	580	31
Navient Corp.	160	2
Northern Trust Corp.	85	9
People’s United Financial, Inc.	117	2
PNC Financial Services Group, Inc. (The)	160	24
Principal Financial Group, Inc.	154	9
Progressive Corp. (The)	326	20
Prudential Financial, Inc.	244	25
Raymond James Financial, Inc.	54	5
Regions Financial Corp.	391	7
SBA Communications, Corp.(1)	52	9
State Street Corp.	147	15
SunTrust Banks, Inc.	160	11
Synchrony Financial	450	15
T. Rowe Price Group, Inc.	95	10
Torchmark Corp.	62	5
Travelers Cos., Inc. (The)	154	21
U.S. Bancorp	135	7
Unum Group	129	6
Wells Fargo & Co.	381	20
Willis Towers Watson plc	128	20
XL Group Ltd.	144	8
Zions Bancorporation	67	4

		952

Health Care—3.8%
Abbott Laboratories	311	19
Aetna, Inc.	80	14
Agilent Technologies, Inc.	180	12
Align Technology, Inc.(1)	181	45
Anthem, Inc.	63	14
Baxter International, Inc.	90	6
Becton, Dickinson & Co.	48	10
Boston Scientific Corp.(1)	245	7
Centene Corp.(1)	43	5
Cigna Corp.	60	10
Cooper Cos., Inc. (The)	122	28

See Notes to Financial Statements

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Danaher Corp.	110	$11
DENTSPLY SIRONA, Inc.	577	29
Edwards Lifesciences Corp.(1)	37	5
Hologic, Inc.(1)	51	2
Humana, Inc.	34	9
IDEXX Laboratories, Inc.(1)	15	3
Illumina, Inc.(1)	82	19
Intuitive Surgical, Inc.(1)	20	8
IQVIA Holdings, Inc.(1)	81	8
Medtronic plc	241	19
Mettler-Toledo International, Inc.(1)	15	9
PerkinElmer, Inc.	62	5
ResMed, Inc.	24	2
Stryker Corp.	57	9
Thermo Fisher Scientific, Inc.	223	46
UnitedHealth Group, Inc.	236	50
Varian Medical Systems, Inc.(1)	18	2
Waters Corp.(1)	45	9
Zimmer Biomet Holdings, Inc.	36	4

		419

Industrials—9.5%
A.O. Smith Corp.	214	14
Allegion plc	139	12
Arconic, Inc.	67	2
Boeing Co. (The)	89	29
Caterpillar, Inc.	449	66
Cintas Corp.	634	108
CSX Corp.	481	27
Cummins, Inc.	118	19
Deere & Co.	671	104
Dover Corp.	86	8
Fastenal Co.	705	38
Flowserve Corp.	71	3
Fortive Corp.	167	13
Fortune Brands Home & Security, Inc.	226	13
General Dynamics Corp.	44	10
Harris Corp.	19	3
Hunt (JB) Transport Services, Inc.	912	107
Huntington Ingalls Industries, Inc.	7	2
Illinois Tool Works, Inc.	168	26
Ingersoll-Rand plc	136	12
Johnson Controls International plc	1,356	48
Kansas City Southern	55	6
L3 Technologies, Inc.	12	3
Lockheed Martin Corp.	39	13
Masco Corp.	462	19
Norfolk Southern Corp.	154	21
Northrop Grumman Corp.	27	9
PACCAR, Inc.	266	18
Parker-Hannifin Corp.	72	12
Pentair plc	90	6
Raytheon Co.	46	10
Republic Services, Inc.	447	30
Rockwell Collins, Inc.	25	3
Snap-on, Inc.	30	4
Stanley Black & Decker, Inc.	84	13
Stericycle, Inc.(1)	168	10
Textron, Inc.	42	2
TransDigm Group, Inc.	8	2
Union Pacific Corp.	423	57
United Rentals, Inc.(1)	207	36
United Technologies Corp.	118	15

	SHARES	VALUE
Industrials—continued
W.W. Grainger, Inc.	126	$36
Waste Management, Inc.	785	66
Xylem, Inc.	97	7

		1,062

Information Technology—11.3%
Activision Blizzard, Inc.	876	59
Adobe Systems, Inc.(1)	178	38
Advanced Micro Devices, Inc.(1)	103	1
Akamai Technologies, Inc.(1)	14	1
Alliance Data Systems Corp.	5	1
Alphabet, Inc. Class A(1)	28	29
Alphabet, Inc. Class C(1)	28	29
Amphenol Corp. Class A	621	54
Analog Devices, Inc.	48	4
ANSYS, Inc.(1)	30	5
Apple, Inc.	531	89
Applied Materials, Inc.	1,047	58
Autodesk, Inc.(1)	79	10
Automatic Data Processing, Inc.	72	8
Broadcom Ltd.	52	12
CA, Inc.	36	1
Cadence Design Systems, Inc.(1)	102	4
Cisco Systems, Inc.	2,075	89
Citrix Systems, Inc.(1)	52	5
Corning, Inc.	1,768	49
eBay, Inc.(1)	91	4
Electronic Arts, Inc.(1)	358	43
F5 Networks, Inc.(1)	25	4
Facebook, Inc. Class A(1)	224	36
Fidelity National Information Services, Inc.	54	5
Fiserv, Inc.(1)	66	5
FLIR Systems, Inc.	2,203	110
Global Payments, Inc.	25	3
Hewlett Packard Enterprise Co.	164	3
HP, Inc.	172	4
Intel Corp.	597	31
Intuit, Inc.	88	15
Juniper Networks, Inc.	157	4
KLA-Tencor Corp.	154	17
Lam Research Corp.	159	32
Mastercard, Inc. Class A	152	27
Microchip Technology, Inc.	29	3
Micron Technology, Inc.(1)	148	8
Microsoft Corp.	897	82
Motorola Solutions, Inc.	68	7
NetApp, Inc.	27	2
NVIDIA Corp.	77	18
Oracle Corp.	355	16
Paychex, Inc.	52	3
PayPal Holdings, Inc.(1)	185	14
Qorvo, Inc.(1)	17	1
QUALCOMM, Inc.	189	10
Red Hat, Inc.(1)	21	3
salesforce.com, Inc.(1)	248	29
Seagate Technology plc	29	2
Skyworks Solutions, Inc.	23	2
Symantec Corp.	72	2
Synopsys, Inc.(1)	54	5
TE Connectivity Ltd.	1,050	105
Texas Instruments, Inc.	125	13
Total System Services, Inc.	26	2
VeriSign, Inc.(1)	8	1

See Notes to Financial Statements

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Visa, Inc. Class A	296	$35
Western Digital Corp.	30	3
Western Union Co. (The)	74	1
Xerox Corp.	21	1
Xilinx, Inc.	31	2

		1,259

Materials—4.6%
Albemarle Corp.	102	10
Avery Dennison Corp.	135	14
DowDuPont, Inc.	1,415	90
Eastman Chemical Co.	87	9
Ecolab, Inc.	237	33
International Flavors & Fragrances, Inc.	72	10
International Paper Co.	632	34
LyondellBasell Industries N.V. Class A	1,000	106
Nucor Corp.	1,654	101
Packaging Corp. of America	145	16
PPG Industries, Inc.	235	26
Sealed Air Corp.	276	12
Sherwin-Williams Co. (The)	75	29
WestRock Co.	390	25

		515

Real Estate—2.9%
American Tower Corp.	187	27
CBRE Group, Inc. Class A(1)	2,315	109
Crown Castle International Corp.	176	19
Digital Realty Trust, Inc.	89	9
Duke Realty Corp.	938	25
Equinix, Inc.	33	14
Extra Space Storage, Inc.	54	5
Iron Mountain, Inc.	122	4
Prologis, Inc.	1,399	88
Public Storage	65	13
Weyerhaeuser Co.	327	12

		325

Utilities—1.1%
AES Corp.	4,773	54
NRG Energy, Inc.	2,177	67

		121
TOTAL COMMON STOCKS (Identified Cost $5,036)		6,496

EXCHANGE-TRADED FUNDS(2)—39.7%
iShares China Large-Cap Index Fund	11,645	550
iShares MSCI Brazil Capped Index Fund	12,089	543
iShares MSCI Germany Index Fund	16,959	543
iShares MSCI Hong Kong Index Fund	21,500	544
iShares MSCI Italy Capped Index Fund	17,343	558
iShares MSCI Japan Index Fund	9,005	546
iShares MSCI South Korea Capped Index Fund	7,628	576
iShares MSCI Taiwan Capped Index Fund	15,006	575
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,894)		4,435
TOTAL LONG-TERM INVESTMENTS—97.9%
(Identified Cost $8,930)		10,931

VALUE
TOTAL INVESTMENTS—97.9%
(Identified Cost $8,930)	$ 10,931
Other assets and liabilities, net—2.1%	239

NET ASSETS—100.0%	$11,170

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
United States	90%
Korea	5
Switzerland	1
Netherlands	1
Ireland	1
Jersey	1
Other	1
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$6,496	$6,496
Exchange-Traded Funds	4,435	4,435

Total Investments	$10,931	$10,931

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS RAMPART LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND(2)—98.4%
iShares S&P 100 Index Fund(3)	20,100	$2,331
TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,389)		2,331
TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $2,389)		2,331

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund(2)—0.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	11,888	12
TOTAL SHORT-TERM INVESTMENT (Identified Cost $12)		12
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.9% (Identified Cost $2,401)		2,343
WRITTEN OPTIONS—0.0% (See open written options schedule)
TOTAL WRITTEN OPTIONS—0.0% (Premiums Received $1)		—	(1)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.9% (Identified Cost $2,400)		2,343
Other assets and liabilities, net—1.1%		26

NET ASSETS—100.0%		$2,369

Footnote Legend:

(1)	Amount is less than $500.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

Open Written Options contracts as of March 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	2	$573	$2,865	4/6/18	$—	(2)
S&P 500® Index	2	572	2,860	4/13/18	—	(2)

Total Written Options					$—	(2)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018		Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$2,331		$2,331
Short-Term Investment	12		12

Total Investments before Written Options	$2,343		$2,343

Written Options	$—	*	$—	*

Total Investments Net of Written Options	$2,343		$2,343

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

*	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—35.4%

Consumer Discretionary—7.6%
Amazon.com, Inc.(1)	224	$324
Aptiv plc	3,420	291
Best Buy Co., Inc.	6,547	458
Booking Holdings, Inc.(1)	27	56
BorgWarner, Inc.	2,764	139
Carnival Corp.	1,483	97
Charter Communications, Inc. Class A(1)	376	117
Chipotle Mexican Grill, Inc.(1)	46	15
Comcast Corp. Class A	9,040	309
Darden Restaurants, Inc.	231	20
DISH Network Corp. Class A(1)	442	17
Expedia Group, Inc.	69	8
Garmin Ltd.	8,005	472
H&R Block, Inc.	18,723	476
Hilton Worldwide Holdings, Inc.	735	58
Home Depot, Inc. (The)	1,927	343
Horton (D.R.), Inc.	4,343	190
Leggett & Platt, Inc.	2,993	133
Lennar Corp. Class A	3,458	204
Lowe’s Cos., Inc.	1,374	121
Marriott International, Inc. Class A	1,114	151
McDonald’s Corp.	1,490	233
MGM Resorts International	7,829	274
Mohawk Industries, Inc.(1)	1,435	333
Netflix, Inc.(1)	242	71
NIKE, Inc. Class B	7,075	470
Norwegian Cruise Line Holdings Ltd.	648	34
PulteGroup, Inc.	3,442	102
Royal Caribbean Cruises Ltd.	623	73
Starbucks Corp.	2,659	154
TripAdvisor, Inc.(1)	61	2
Wyndham Worldwide Corp.	368	42
Wynn Resorts Ltd.	1,232	225
Yum! Brands, Inc.	630	54

		6,066

Consumer Staples—1.8%
Brown-Forman Corp. Class B	2,391	130
Constellation Brands, Inc. Class A	1,609	367
Costco Wholesale Corp.	963	181
Sysco Corp.	7,950	477
Wal-Mart Stores, Inc.	3,226	287

		1,442

Energy—0.6%
Andeavor	559	56
Marathon Petroleum Corp.	1,904	139
Phillips 66	1,637	157
Valero Energy Corp.	1,706	159

		511

Financials—5.1%
Affiliated Managers Group, Inc.	96	18
Aflac, Inc.	1,986	87
Allstate Corp. (The)	884	84
American Express Co.	1,935	181
Ameriprise Financial, Inc.	255	38
AON plc	1,070	150
Bank of America Corp.	3,662	110
Bank of New York Mellon Corp. (The)	1,766	91

	SHARES	VALUE
Financials—continued
BB&T Corp.	1,165	$61
Berkshire Hathaway, Inc. Class B(1)	2,246	448
BlackRock, Inc.	213	115
Brighthouse Financial, Inc.(1)	242	12
Capital One Financial Corp.	1,302	125
Charles Schwab Corp. (The)	2,180	114
Chubb Ltd.	1,144	157
Cincinnati Financial Corp.	368	27
Citigroup, Inc.	998	67
Citizens Financial Group, Inc.	727	31
Comerica, Inc.	257	25
Discover Financial Services	976	70
E*TRADE Financial Corp.(1)	495	27
Fifth Third Bancorp	1,042	33
Franklin Resources, Inc.	564	20
Gallagher (Arthur J.) & Co.	774	53
Goldman Sachs Group, Inc. (The)	641	161
Huntington Bancshares, Inc.	1,596	24
Invesco Ltd.	702	23
JPMorgan Chase & Co.	1,310	144
KeyCorp	1,588	31
Leucadia National Corp.	366	8
Lincoln National Corp.	552	40
M&T Bank Corp.	222	41
Marsh & McLennan Cos., Inc.	2,185	180
MetLife, Inc.	2,657	122
Morgan Stanley	2,544	137
Navient Corp.	707	9
Northern Trust Corp.	370	38
People’s United Financial, Inc.	511	10
PNC Financial Services Group, Inc. (The)	703	106
Principal Financial Group, Inc.	678	41
Progressive Corp. (The)	1,433	87
Prudential Financial, Inc.	1,071	111
Raymond James Financial, Inc.	235	21
Regions Financial Corp.	1,713	32
State Street Corp.	640	64
SunTrust Banks, Inc.	703	48
Synchrony Financial	1,976	66
T. Rowe Price Group, Inc.	418	45
Torchmark Corp.	271	23
Travelers Cos., Inc. (The)	674	94
U.S. Bancorp	595	30
Unum Group	567	27
Wells Fargo & Co.	1,673	88
Willis Towers Watson plc	565	86
XL Group Ltd.	631	35
Zions Bancorporation	295	16

		4,132

Health Care—2.3%
Abbott Laboratories	1,361	82
Aetna, Inc.	350	59
Agilent Technologies, Inc.	788	53
Align Technology, Inc.(1)	794	199
Anthem, Inc.	276	61
Baxter International, Inc.	392	26
Becton, Dickinson & Co.	207	45
Boston Scientific Corp.(1)	1,074	29
Centene Corp.(1)	185	20
Cigna Corp.	265	44
Cooper Cos., Inc. (The)	539	123
Danaher Corp.	479	47

See Notes to Financial Statements

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
DENTSPLY SIRONA, Inc.	2,527	$127
Edwards Lifesciences Corp.(1)	165	23
Hologic, Inc.(1)	216	8
Humana, Inc.	153	41
IDEXX Laboratories, Inc.(1)	68	13
Illumina, Inc.(1)	357	84
Intuitive Surgical, Inc.(1)	88	36
IQVIA Holdings, Inc.(1)	356	35
Medtronic plc	1,058	85
Mettler-Toledo International, Inc.(1)	63	36
PerkinElmer, Inc.	270	20
ResMed, Inc.	111	11
Stryker Corp.	252	41
Thermo Fisher Scientific, Inc.	981	203
UnitedHealth Group, Inc.	1,040	223
Varian Medical Systems, Inc.(1)	72	9
Waters Corp.(1)	195	39
Zimmer Biomet Holdings, Inc.	158	17

		1,839

Industrials—5.8%
A.O. Smith Corp.	938	60
Allegion plc	611	52
Arconic, Inc.	293	7
Boeing Co. (The)	387	127
Caterpillar, Inc.	1,968	290
Cintas Corp.	2,779	474
CSX Corp.	2,109	117
Cummins, Inc.	516	84
Deere & Co.	2,948	458
Dover Corp.	372	37
Fastenal Co.	3,092	169
Flowserve Corp.	312	13
Fortive Corp.	730	57
Fortune Brands Home & Security, Inc.	991	58
General Dynamics Corp.	192	42
Harris Corp.	82	13
Hunt (JB) Transport Services, Inc.	4,000	469
Huntington Ingalls Industries, Inc.	31	8
Illinois Tool Works, Inc.	736	115
Ingersoll-Rand plc	597	51
Johnson Controls International plc	5,952	210
Kansas City Southern	244	27
L3 Technologies, Inc.	54	11
Lockheed Martin Corp.	173	58
Masco Corp.	2,023	82
Norfolk Southern Corp.	675	92
Northrop Grumman Corp.	120	42
PACCAR, Inc.	1,163	77
Parker-Hannifin Corp.	318	54
Pentair plc	394	27
Raytheon Co.	200	43
Republic Services, Inc.	1,956	130
Rockwell Collins, Inc.	113	15
Snap-on, Inc.	136	20
Stanley Black & Decker, Inc.	366	56
Stericycle, Inc.(1)	735	43
Textron, Inc.	182	11
TransDigm Group, Inc.	33	10
Union Pacific Corp.	1,857	250
United Rentals, Inc.(1)	909	157
United Technologies Corp.	514	65
W.W. Grainger, Inc.	558	157

	SHARES	VALUE
Industrials—continued
Waste Management, Inc.	3,438	$289
Xylem, Inc.	429	33

		4,660

Information Technology—6.9%
Activision Blizzard, Inc.	3,840	259
Adobe Systems, Inc.(1)	780	169
Advanced Micro Devices, Inc.(1)	458	5
Akamai Technologies, Inc.(1)	70	5
Alliance Data Systems Corp.	34	7
Alphabet, Inc. Class A(1)	123	128
Alphabet, Inc. Class C(1)	124	128
Amphenol Corp. Class A	2,723	235
Analog Devices, Inc.	206	19
ANSYS, Inc.(1)	134	21
Apple, Inc.	2,325	390
Applied Materials, Inc.	4,588	255
Autodesk, Inc.(1)	347	44
Automatic Data Processing, Inc.	317	36
Broadcom Ltd.	227	53
CA, Inc.	160	5
Cadence Design Systems, Inc.(1)	447	16
Cisco Systems, Inc.	9,105	390
Citrix Systems, Inc.(1)	227	21
Corning, Inc.	7,750	216
eBay, Inc.(1)	400	16
Electronic Arts, Inc.(1)	1,564	190
F5 Networks, Inc.(1)	115	17
Facebook, Inc. Class A(1)	983	157
Fidelity National Information Services, Inc.	239	23
Fiserv, Inc.(1)	298	21
FLIR Systems, Inc.	9,659	483
Global Payments, Inc.	114	13
Hewlett Packard Enterprise Co.	722	13
HP, Inc.	756	17
Intel Corp.	2,616	136
Intuit, Inc.	385	67
Juniper Networks, Inc.	691	17
KLA-Tencor Corp.	674	73
Lam Research Corp.	697	142
Mastercard, Inc. Class A	664	116
Microchip Technology, Inc.	131	12
Micron Technology, Inc.(1)	645	34
Microsoft Corp.	3,929	359
Motorola Solutions, Inc.	298	31
NetApp, Inc.	122	8
NVIDIA Corp.	339	78
Oracle Corp.	1,552	71
Paychex, Inc.	229	14
PayPal Holdings, Inc.(1)	807	61
Qorvo, Inc.(1)	71	5
QUALCOMM, Inc.	824	46
Red Hat, Inc.(1)	90	13
salesforce.com, Inc.(1)	1,086	126
Seagate Technology plc	131	8
Skyworks Solutions, Inc.	103	10
Symantec Corp.	316	8
Synopsys, Inc.(1)	238	20
TE Connectivity Ltd.	4,600	460
Texas Instruments, Inc.	551	57
Total System Services, Inc.	120	10
VeriSign, Inc.(1)	35	4
Visa, Inc. Class A	1,296	155

See Notes to Financial Statements

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Western Digital Corp.	134	$12
Western Union Co. (The)	328	6
Xerox Corp.	97	3
Xilinx, Inc.	140	10

		5,524

Materials—2.8%
Albemarle Corp.	445	41
Avery Dennison Corp.	593	63
DowDuPont, Inc.	6,199	395
Eastman Chemical Co.	381	40
Ecolab, Inc.	1,047	143
International Flavors & Fragrances, Inc.	318	44
International Paper Co.	2,770	148
LyondellBasell Industries N.V. Class A	4,382	463
Nucor Corp.	7,251	443
Packaging Corp. of America	633	71
PPG Industries, Inc.	1,024	114
Sealed Air Corp.	1,210	52
Sherwin-Williams Co. (The)	331	130
WestRock Co.	1,708	110

		2,257

Real Estate—1.8%
American Tower Corp.	816	119
CBRE Group, Inc. Class A(1)	10,145	479
Crown Castle International Corp.	773	85
Digital Realty Trust, Inc.	391	41
Duke Realty Corp.	4,109	109
Equinix, Inc.	149	62
Extra Space Storage, Inc.	239	21
Iron Mountain, Inc.	535	17
Prologis, Inc.	6,139	387
Public Storage	285	57
SBA Communications, Corp.(1)	224	38
Weyerhaeuser Co.	1,435	50

		1,465

Utilities—0.7%
AES Corp.	20,940	238
NRG Energy, Inc.	9,538	291

		529
TOTAL COMMON STOCKS (Identified Cost $22,199)		28,425

EXCHANGE-TRADED FUNDS(2)—64.4%
iShares 1-3 Year Treasury Bond Index Fund	231,141	19,314
iShares China Large-Cap Index Fund	51,055	2,412
iShares Dow Jones U.S. Real Estate Index Fund	36,529	2,757
iShares MSCI Brazil Capped Index Fund	53,006	2,379
iShares MSCI Germany Index Fund	74,339	2,382
iShares MSCI Hong Kong Index Fund	94,246	2,385
iShares MSCI Italy Capped Index Fund	76,026	2,444
iShares MSCI Japan Index Fund	39,476	2,396
iShares MSCI South Korea Capped Index Fund	33,442	2,523
iShares MSCI Taiwan Capped Index Fund	65,779	2,522
iShares TIPS Bond Index Fund	43,081	4,870
PowerShares DB Commodity Index Tracking Fund(1)	161,369	2,740

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—continued
PowerShares DB Gold Fund(1)	64,174	$2,695
TOTAL EXCHANGE-TRADED FUND (Identified Cost $49,430)		51,819
TOTAL LONG-TERM INVESTMENTS—99.8%
(Identified Cost $71,629)		80,244

SHORT-TERM INVESTMENT—0.7%

Money Market Mutual Fund(2)—0.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	601,835	602
TOTAL SHORT-TERM INVESTMENT (Identified Cost $602)		602
TOTAL INVESTMENTS—100.5% (Identified Cost $72,231)		80,846
Other assets and liabilities, net—(0.5)%		(377)

NET ASSETS—100.0%		$80,469

Abbreviation:

TIPS	U.S. Treasury Inflation-Protected Securities

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
United States	94%
Korea	3
Ireland	1
Switzerland	1
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$28,425	$28,425
Exchange-Traded Funds	51,819	51,819
Short-Term Investment	602	602

Total Investments	$80,846	$80,846

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—19.9%
Advance Auto Parts, Inc.	1,251	$148
Amazon.com, Inc.(1)	7,146	10,343
Aptiv plc	3,969	337
AutoZone, Inc.(1)	465	302
Best Buy Co., Inc.	4,295	301
Booking Holdings, Inc.(1)	848	1,764
BorgWarner, Inc.	3,370	169
CarMax, Inc.(1)	3,080	191
Carnival Corp.	7,035	461
CBS Corp. Class B	6,069	312
Charter Communications, Inc. Class A(1)	3,205	998
Chipotle Mexican Grill, Inc.(1)	421	136
Comcast Corp. Class A	79,659	2,722
Darden Restaurants, Inc.	2,122	181
Discovery Communications, Inc. Class A(1)	2,702	58
Discovery Communications, Inc. Class C(1)	5,298	103
DISH Network Corp. Class A(1)	3,918	148
Dollar General Corp.	4,420	414
Dollar Tree, Inc.(1)	4,050	384
Expedia Group, Inc.	2,076	229
Foot Locker, Inc.	2,069	94
Ford Motor Co.	66,966	742
Gap, Inc. (The)	3,695	115
Garmin Ltd.	1,910	113
General Motors Co.	21,670	788
Genuine Parts Co.	2,514	226
Goodyear Tire & Rubber Co. (The)	4,128	110
H&R Block, Inc.	3,586	91
Hanesbrands, Inc.	6,109	113
Harley-Davidson, Inc.	2,865	123
Hasbro, Inc.	1,948	164
Hilton Worldwide Holdings, Inc.	3,484	274
Home Depot, Inc. (The)	20,020	3,568
Horton (D.R.), Inc.	5,893	258
Interpublic Group of Cos., Inc. (The)	6,639	153
Kohl’s Corp.	2,884	189
L Brands, Inc.	4,200	161
Leggett & Platt, Inc.	2,287	101
Lennar Corp. Class A	4,726	279
LKQ Corp.(1)	5,307	201
Lowe’s Cos., Inc.	14,282	1,253
Macy’s, Inc.	5,190	154
Marriott International, Inc. Class A	5,161	702
Mattel, Inc.	5,945	78
McDonald’s Corp.	13,783	2,155
MGM Resorts International	8,744	306
Michael Kors Holdings Ltd.(1)	2,615	162
Mohawk Industries, Inc.(1)	1,086	252
Netflix, Inc.(1)	7,695	2,273
Newell Brands, Inc.	8,235	210
News Corp. Class A	6,546	103
News Corp. Class B	2,093	34
NIKE, Inc. Class B	22,269	1,480
Nordstrom, Inc.	1,984	96
Norwegian Cruise Line Holdings Ltd.(1)	3,558	189
O’Reilly Automotive, Inc.(1)	1,429	354
Omnicom Group, Inc.	3,969	288
PulteGroup, Inc.	4,533	134
PVH Corp.	1,259	191
Ralph Lauren Corp.	954	107
Ross Stores, Inc.	6,517	508
Royal Caribbean Cruises Ltd.	2,956	348

	SHARES	VALUE
Consumer Discretionary—continued
Starbucks Corp.	24,765	$1,434
Tapestry, Inc.	4,928	259
Target Corp.	9,380	651
Tiffany & Co.	1,763	172
Time Warner, Inc.	13,467	1,274
TJX Cos., Inc. (The)	10,834	884
Tractor Supply Co.	2,113	133
TripAdvisor, Inc.(1)	1,875	77
Twenty-First Century Fox, Inc. Class A	18,105	664
Twenty-First Century Fox, Inc. Class B	7,558	275
Ulta Beauty, Inc.(1)	1,002	205
Under Armour, Inc. Class A(1)	3,171	52
Under Armour, Inc. Class C(1)	3,152	45
VF Corp.	5,630	417
Viacom, Inc. Class B	6,022	187
Walt Disney Co. (The)	25,814	2,593
Whirlpool Corp.	1,211	185
Wyndham Worldwide Corp.	1,706	195
Wynn Resorts Ltd.	1,376	251
Yum! Brands, Inc.	5,748	489

		49,383

Energy—19.8%
Anadarko Petroleum Corp.	21,672	1,309
Andeavor	5,595	563
Apache Corp.	15,116	582
Baker Hughes a GE Co.	16,945	471
Cabot Oil & Gas Corp.	18,120	435
Chevron Corp.	74,329	8,476
Cimarex Energy Co.	3,824	358
Concho Resources, Inc.(1)	5,895	886
ConocoPhillips	40,931	2,427
Devon Energy Corp.	20,929	665
EOG Resources, Inc.	21,851	2,300
EQT Corp.	9,603	456
Exxon Mobil Corp.	152,949	11,412
Halliburton Co.	34,639	1,626
Helmerich & Payne, Inc.	4,300	286
Hess Corp.	10,577	535
Kinder Morgan, Inc.	75,669	1,140
Marathon Oil Corp.	33,419	539
Marathon Petroleum Corp.	18,784	1,373
National Oilwell Varco, Inc.	15,048	554
Newfield Exploration Co.(1)	7,862	192
Noble Energy, Inc.	19,445	589
Occidental Petroleum Corp.	29,943	1,945
ONEOK, Inc.	16,352	931
Phillips 66	16,599	1,592
Pioneer Natural Resources Co.	6,706	1,152
Range Resources Corp.	8,974	130
Schlumberger Ltd.	53,787	3,484
TechnipFMC plc	17,366	511
Valero Energy Corp.	17,030	1,580
Williams Cos., Inc. (The)	33,020	821

		49,320

Financials—19.8%
Affiliated Managers Group, Inc.	806	153
Aflac, Inc.	11,519	504
Allstate Corp. (The)	5,237	496
American Express Co.	10,653	994
American International Group, Inc.	13,425	731
Ameriprise Financial, Inc.	2,170	321

See Notes to Financial Statements

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—continued
AON plc	3,664	$514
Assurant, Inc.	779	71
Bank of America Corp.	142,362	4,269
Bank of New York Mellon Corp. (The)	14,927	769
BB&T Corp.	11,580	603
Berkshire Hathaway, Inc. Class B(1)	28,507	5,687
BlackRock, Inc.	1,838	996
Brighthouse Financial, Inc.(1)	1,411	73
Capital One Financial Corp.	7,204	690
Cboe Global Markets, Inc.	1,670	191
Charles Schwab Corp. (The)	17,876	933
Chubb Ltd.	6,968	953
Cincinnati Financial Corp.	2,202	164
Citigroup, Inc.	38,262	2,583
Citizens Financial Group, Inc.	7,249	304
CME Group, Inc.	5,095	824
Comerica, Inc.	2,579	247
Discover Financial Services	5,265	379
E*TRADE Financial Corp.(1)	3,961	219
Everest Re Group Ltd.	608	156
Fifth Third Bancorp	10,369	329
Franklin Resources, Inc.	4,796	166
Gallagher (Arthur J.) & Co.	2,701	186
Goldman Sachs Group, Inc. (The)	5,257	1,324
Hartford Financial Services Group, Inc. (The)	5,321	274
Huntington Bancshares, Inc.	16,500	249
Intercontinental Exchange, Inc.	8,699	631
Invesco Ltd.	6,041	193
JPMorgan Chase & Co.	51,073	5,617
KeyCorp	15,786	309
Leucadia National Corp.	4,630	105
Lincoln National Corp.	3,218	235
Loews Corp.	3,993	199
M&T Bank Corp.	2,234	412
Marsh & McLennan Cos., Inc.	7,512	620
MetLife, Inc.	15,361	705
Moody’s Corp.	2,478	400
Morgan Stanley	20,436	1,103
Nasdaq, Inc.	1,721	148
Navient Corp.	3,878	51
Northern Trust Corp.	3,155	325
People’s United Financial, Inc.	5,145	96
PNC Financial Services Group, Inc. (The)	7,026	1,063
Principal Financial Group, Inc.	3,983	243
Progressive Corp. (The)	8,603	524
Prudential Financial, Inc.	6,273	650
Raymond James Financial, Inc.	1,939	173
Regions Financial Corp.	16,712	311
S&P Global, Inc.	3,769	720
State Street Corp.	5,459	544
SunTrust Banks, Inc.	6,966	474
SVB Financial Group(1)	781	187
Synchrony Financial	10,662	358
T. Rowe Price Group, Inc.	3,628	392
Torchmark Corp.	1,572	132
Travelers Cos., Inc. (The)	4,043	561
U.S. Bancorp	23,380	1,181
Unum Group	3,280	156
Wells Fargo & Co.	64,915	3,402
Willis Towers Watson plc	1,958	298
XL Group Ltd.	3,819	211
Zions Bancorporation	2,928	154

		49,235

	SHARES	VALUE
Industrials—19.7%
3M Co.	12,736	$2,796
A.O. Smith Corp.	3,116	198
Acuity Brands, Inc.	899	125
Alaska Air Group, Inc.	2,622	162
Allegion plc	2,035	174
American Airlines Group, Inc.	8,950	465
AMETEK, Inc.	4,939	375
Arconic, Inc.	9,159	211
Boeing Co. (The)	11,781	3,863
Caterpillar, Inc.	12,746	1,879
Cintas Corp.	1,857	317
CSX Corp.	18,847	1,050
Cummins, Inc.	3,301	535
Deere & Co.	6,927	1,076
Delta Air Lines, Inc.	13,939	764
Dover Corp.	3,316	326
Eaton Corp. plc	9,413	752
Emerson Electric Co.	13,603	929
Equifax, Inc.	2,631	310
Expeditors International of Washington, Inc.	3,730	236
Fastenal Co.	6,101	333
FedEx Corp.	5,208	1,250
Flowserve Corp.	2,778	120
Fluor Corp.	2,959	169
Fortive Corp.	6,579	510
Fortune Brands Home & Security, Inc.	3,246	191
General Dynamics Corp.	5,898	1,303
General Electric Co.	188,057	2,535
Harris Corp.	2,547	411
Honeywell International, Inc.	16,101	2,327
Hunt (JB) Transport Services, Inc.	1,819	213
Huntington Ingalls Industries, Inc.	959	247
IHS Markit Ltd.(1)	7,820	377
Illinois Tool Works, Inc.	6,558	1,027
Ingersoll-Rand plc	5,326	455
Jacobs Engineering Group, Inc.	2,515	149
Johnson Controls International plc	19,669	693
Kansas City Southern	2,204	242
L3 Technologies, Inc.	1,656	344
Lockheed Martin Corp.	5,333	1,802
Masco Corp.	6,720	272
Nielsen Holdings plc	7,158	228
Norfolk Southern Corp.	6,055	822
Northrop Grumman Corp.	3,733	1,303
PACCAR, Inc.	7,460	494
Parker-Hannifin Corp.	2,835	485
Pentair plc	3,565	243
Quanta Services, Inc.(1)	3,269	112
Raytheon Co.	6,189	1,336
Republic Services, Inc.	4,846	321
Robert Half International, Inc.	2,633	152
Robinson (C.H.) Worldwide, Inc.	2,970	278
Rockwell Automation, Inc.	2,747	479
Rockwell Collins, Inc.	3,522	475
Roper Technologies, Inc.	2,195	616
Snap-on, Inc.	1,212	179
Southwest Airlines Co.	11,532	661
Stanley Black & Decker, Inc.	3,276	502
Stericycle, Inc.(1)	1,829	107
Textron, Inc.	5,587	329
TransDigm Group, Inc.	1,032	317
Union Pacific Corp.	16,736	2,250
United Continental Holdings, Inc.(1)	5,135	357
United Parcel Service, Inc. Class B	14,564	1,524

See Notes to Financial Statements

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
United Rentals, Inc.(1)	1,804	$312
United Technologies Corp.	15,971	2,009
Verisk Analytics, Inc.(1)	3,333	347
W.W. Grainger, Inc.	1,079	305
Waste Management, Inc.	8,532	718
Xylem, Inc.	3,851	296

		49,070

Information Technology—18.5%
Accenture plc Class A	5,049	775
Activision Blizzard, Inc.	6,304	425
Adobe Systems, Inc.(1)	4,063	878
Advanced Micro Devices, Inc.(1)	6,736	68
Akamai Technologies, Inc.(1)	1,393	99
Alliance Data Systems Corp.	412	88
Alphabet, Inc. Class A(1)	2,443	2,534
Alphabet, Inc. Class C(1)	2,494	2,573
Amphenol Corp. Class A	2,506	216
Analog Devices, Inc.	3,040	277
ANSYS, Inc.(1)	687	108
Apple, Inc.	41,436	6,952
Applied Materials, Inc.	8,578	477
Autodesk, Inc.(1)	1,811	227
Automatic Data Processing, Inc.	3,654	415
Broadcom Ltd.	3,380	796
CA, Inc.	2,574	87
Cadence Design Systems, Inc.(1)	2,286	84
Cisco Systems, Inc.	39,694	1,702
Citrix Systems, Inc.(1)	1,058	98
Cognizant Technology Solutions Corp. Class A	4,830	389
Corning, Inc.	7,096	198
CSRA, Inc.	1,351	56
DXC Technology Co.	2,355	237
eBay, Inc.(1)	7,765	312
Electronic Arts, Inc.(1)	2,526	306
F5 Networks, Inc.(1)	510	74
Facebook, Inc. Class A(1)	19,373	3,096
Fidelity National Information Services, Inc.	2,732	263
Fiserv, Inc.(1)	3,402	243
FLIR Systems, Inc.	1,132	57
Gartner, Inc.(1)	751	88
Global Payments, Inc.	1,314	147
Hewlett Packard Enterprise Co.	13,029	229
HP, Inc.	13,390	294
Intel Corp.	38,188	1,989
International Business Machines Corp.	7,124	1,093
Intuit, Inc.	2,009	348
IPG Photonics Corp.(1)	305	71
Juniper Networks, Inc.	2,822	69
KLA-Tencor Corp.	1,288	140
Lam Research Corp.	1,328	270
Mastercard, Inc. Class A	7,565	1,325
Microchip Technology, Inc.	1,935	177
Micron Technology, Inc.(1)	9,507	496
Microsoft Corp.	63,682	5,812
Motorola Solutions, Inc.	1,330	140
NetApp, Inc.	2,173	134
NVIDIA Corp.	4,944	1,145
Oracle Corp.	24,800	1,135
Paychex, Inc.	2,626	162
PayPal Holdings, Inc.(1)	9,319	707
Qorvo, Inc.(1)	1,038	73
QUALCOMM, Inc.	12,153	673

	SHARES	VALUE

Information Technology—continued
Red Hat, Inc.(1)	1,458	$218
salesforce.com, Inc.(1)	5,650	657
Seagate Technology plc	2,341	137
Skyworks Solutions, Inc.	1,494	150
Symantec Corp.	5,120	132
Synopsys, Inc.(1)	1,217	101
Take-Two Interactive Software, Inc.(1)	945	92
TE Connectivity Ltd.	2,847	284
Texas Instruments, Inc.	8,055	837
Total System Services, Inc.	1,368	118
VeriSign, Inc.(1)	685	81
Visa, Inc. Class A	14,781	1,768
Western Digital Corp.	2,444	225
Western Union Co. (The)	3,778	73
Xerox Corp.	1,764	51
Xilinx, Inc.	2,096	151

		45,902

Telecommunication Services—1.4%
AT&T, Inc.	50,453	1,799
CenturyLink, Inc.	7,986	131
Verizon Communications, Inc.	33,593	1,606

		3,536
TOTAL COMMON STOCKS (Identified Cost $209,189)		246,446
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $209,189)		246,446

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	2,061,588	2,062
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,062)		2,062
TOTAL INVESTMENTS—99.9% (Identified Cost $211,251)		248,508
Other assets and liabilities, net—0.1%		311

NET ASSETS—100.0%		$248,819

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Financial Statements

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$246,446	$246,446
Short-Term Investment	2,062	2,062

Total Investments	$248,508	$248,508

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%

Consumer Discretionary—21.2%
Amazon.com, Inc. (United States)(1)	4,932	$7,138
Booking Holdings, Inc. (Netherlands)(1)	3,036	6,316
Industria de Diseno Textil SA (Spain)	136,153	4,260
Naspers Ltd. Class N (South Africa)	10,050	2,455
NIKE, Inc. Class B (United States)	111,125	7,383
O’Reilly Automotive, Inc. (United States)(1)	9,214	2,280
Paddy Power Betfair plc (Ireland)	54,475	5,594
Starbucks Corp. (United States)	81,838	4,738
TJX Cos., Inc. (The) (United States)	57,346	4,677
Walt Disney Co. (The) (United States)	45,662	4,586

		49,427

Consumer Staples—22.8%
Alimentation Couche-Tard, Inc. Class B (Canada)	144,537	6,470
Altria Group, Inc. (United States)	47,003	2,929
Ambev S.A. ADR (Brazil)	451,974	3,286
Anheuser-Busch InBev NV (Belgium)	37,666	4,138
British American Tobacco plc (United Kingdom)	152,189	8,820
Casey’s General Stores, Inc. (United States)	21,221	2,329
Nestle S.A. Registered Shares (Switzerland)	54,616	4,320
Philip Morris International, Inc. (Switzerland)	73,400	7,296
Reckitt Benckiser Group plc (United Kingdom)	70,054	5,931
Unilever N.V. CVA (Netherlands)	136,375	7,697

		53,216

Financials—17.1%
AIB Group plc (Ireland)	543,582	3,272
Berkshire Hathaway, Inc. Class B (United States)(1)	34,253	6,833
CME Group, Inc. (United States)	25,119	4,063
HDFC Bank Ltd. (India)	329,057	9,586
Housing Development Finance Corp., Ltd. (India)	260,102	7,326
M&T Bank Corp. (United States)	13,723	2,530
PNC Financial Services Group, Inc. (The) (United States)	14,926	2,257
Wells Fargo & Co. (United States)	80,096	4,198

		40,065

Health Care—6.2%
Abbott Laboratories (United States)	39,756	2,382
Medtronic plc (United States)	70,757	5,676
UnitedHealth Group, Inc. (United States)	30,439	6,514

		14,572

Industrials—6.3%
Canadian National Railway Co. (Canada)	38,228	2,794
Nielsen Holdings plc (United States)	144,336	4,588
RELX NV (Netherlands)	209,231	4,333
Safran SA (France)	27,956	2,958

		14,673

Information Technology—22.6%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	41,665	7,647
Alphabet, Inc. Class C (United States)(1)	7,123	7,350
Facebook, Inc. Class A (United States)(1)	22,987	3,673
Mastercard, Inc. Class A (United States)	52,274	9,156
SAP SE (Germany)	57,264	5,987
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	164,920	7,217
Tencent Holdings Ltd. (China)	45,310	2,432

	SHARES	VALUE
Information Technology—continued
Visa, Inc. Class A (United States)	78,270	$9,363

		52,825

Materials—1.2%
Martin Marietta Materials, Inc. (United States)	13,284	2,754

Real Estate—1.6%
American Tower Corp. (United States)	25,479	3,703
TOTAL COMMON STOCKS (Identified Cost $164,329)		231,235
TOTAL LONG-TERM INVESTMENTS—99.0%
(Identified Cost $164,329)		231,235

SHORT-TERM INVESTMENT—0.7%

Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	1,724,007	1,724
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,724)		1,724
TOTAL INVESTMENTS—99.7% (Identified Cost $166,053)		232,959
Other assets and liabilities, net—0.3%		662

NET ASSETS—100.0%		$233,621

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	48%
Netherlands	8
India	7
United Kingdom	6
Switzerland	5
China	4
Canada	4
Other	18
Total	100%
† % of total investments as of March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 6.

See Notes to Financial Statements

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$231,235	$211,890	$19,345
Short-Term Investment	1,724	1,724	—

Total Investments	$232,959	$213,614	$19,345

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $19,345 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.8%

Health Care—2.8%
Grifols SA Class B, 1.780% (Spain)	12,706	$270
TOTAL PREFERRED STOCK (Identified Cost $214)		270

COMMON STOCKS—93.6%

Consumer Discretionary—13.2%
Booking Holdings, Inc. (Netherlands)(1)	198	412
Brunello Cucinelli S.p.A (Italy)	782	25
Domino’s Pizza Group plc (United Kingdom)	43,989	204
Hermes International (France)	192	114
Industria de Diseno Textil SA (Spain)	3,544	111
LVMH Moet Hennessy Louis Vuitton SE (France)	352	108
Paddy Power Betfair plc (Ireland)	2,233	229
Sodexo SA (France)	814	82

		1,285

Consumer Staples—30.9%
Anheuser-Busch InBev NV (Belgium)	2,547	280
British American Tobacco plc (United Kingdom)	9,173	532
Diageo plc (United Kingdom)	2,937	99
Heineken N.V. (Netherlands)	1,817	195
L’Oreal SA (France)	574	129
Nestle S.A. Registered Shares (Switzerland)	5,210	412
Pernod Ricard SA (France)	596	99
Philip Morris International, Inc. (Switzerland)	3,601	358
Reckitt Benckiser Group plc (United Kingdom)	4,462	378
Unilever N.V. CVA (Netherlands)	9,314	526

		3,008

Financials—7.9%
ABN AMRO Group N.V. CVA (Netherlands)(2)	3,834	115
AIB Group plc (Ireland)	29,587	178
Groupe Bruxelles Lambert SA (Belgium)	970	111
Pargesa Holding SA (Switzerland)	696	62
Reinet Investments SCA (Luxembourg)	2,831	50
Svenska Handelsbanken AB Class A (Sweden)	5,551	69
Swedbank AB Class A (Sweden)	2,154	48
UBS Group AG Registered Shares (Switzerland)	7,606	134

		767

Health Care—10.6%
Coloplast A/S Class B (Denmark)	2,179	184
Essilor International SA (France)	1,789	241
Eurofins Scientific SE (France)	216	114
Fresenius Medical Care AG & Co. KGaA (Germany)	2,926	299
Roche Holding AG (Switzerland)	833	191

		1,029

Industrials—16.5%
Aena SME SA (Spain)(2)	1,406	283
DCC plc (Ireland)	1,596	147
DKSH Holding AG (Switzerland)	1,133	92
RELX NV (Netherlands)	14,664	304
Rentokil Initial plc (United Kingdom)	37,450	143
Safran SA (France)	1,861	197
Teleperformance (France)	1,269	197
Vinci SA (France)	2,508	246

		1,609

	SHARES	VALUE
Information Technology—9.6%
Accenture plc Class A (United States)	2,264	$347
Amadeus IT Group SA (Spain)	2,685	198
SAP SE (Germany)	3,689	386

		931

Materials—4.0%
Air Liquide SA (France)	1,594	195
HeidelbergCement AG (Germany)	1,977	194

		389

Real Estate—0.9%
Unibail-Rodamco SE (Netherlands)	410	94
TOTAL COMMON STOCKS (Identified Cost $6,295)		9,112
TOTAL LONG-TERM INVESTMENTS—96.4%
(Identified Cost $6,509)		9,382

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(3)	17,938	18
TOTAL SHORT-TERM INVESTMENT (Identified Cost $18)		18
TOTAL INVESTMENTS—96.6% (Identified Cost $6,527)		9,400
Other assets and liabilities, net—3.4%		334

NET ASSETS—100.0%		$9,734

Footnote Legend:

(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $398 or 4.1% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
France	18%
Netherlands	18
United Kingdom	14
Switzerland	13
Germany	9
Spain	9
Ireland	6
Other	13
Total	100%
† % of total investments as of March 31, 2018.

See Notes to Financial Statements

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$9,112	$9,112
Preferred Stock	270	270
Short-Term Investment	18	18

Total Investments	$9,400	$9,400

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

($ reported in thousands except shares and per share amounts)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Equity Fund

Assets
Investment in securities at value(1)	$103,087	$181,338	$2,162
Foreign currency at value(2)	—	81	—
Cash	—	61	—
Receivables
Investment securities sold	258	388	1,361
Fund shares sold	48	373	—	(3)
Receivable from adviser	—	—	6
Dividends and interest receivable	122	592	6
Tax reclaims	31	56	13
Prepaid expenses	43	28	20
Prepaid trustee retainer	1	2	—	(3)
Other assets	5	9	—	(3)

Total assets	103,595	182,928	3,568

Liabilities
Cash overdraft	437	—	—
Payables
Fund shares repurchased	486	639	23
Investment securities purchased	—	273	—
Investment advisory fees	58	107	—
Distribution and service fees	26	13	1
Administration fees	10	17	—	(3)
Transfer agent and sub-transfer agent fees and expenses	28	50	1
Trustees’ fees and expenses	— (3)	— (3)	—	(3)
Professional fees	14	12	14
Trustee deferred compensation plan	5	9	—	(3)
Other accrued expenses	13	23	—	(3)

Total liabilities	1,077	1,143	39

Net Assets	$102,518	$181,785	$3,529

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$91,710	$165,810	$3,816
Accumulated undistributed net investment income (loss)	(125)	(945)	(76)
Accumulated undistributed net realized gain (loss)	(750)	(249)	(660)
Net unrealized appreciation (depreciation) on investments	11,683	17,169	449

Net Assets	$102,518	$181,785	$3,529

Net Assets:
Class A	$34,085	$19,823	$793
Class C	$21,094	$9,890	$653
Class I	$37,010	$144,618	$2,083
Class R6	$10,329	$7,454	$—
Shares Outstanding:
Class A	2,401,992	692,692	70,814
Class C	1,492,302	353,624	59,493
Class I	2,606,842	5,054,053	186,985
Class R6	727,727	260,393	—
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$14.19	$28.62	$11.20
Class C	$14.14	$27.97	$10.98
Class I	$14.20	$28.61	$11.14
Class R6	$14.19	$28.63	$—
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$15.06	$30.37	$11.88

(1) Investment in securities at cost	$91,405	$164,175	$1,713
(2) Foreign currency at cost	$—	$81	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands except shares and per share amounts)

	Duff & Phelps International Real Estate Securities Fund		Herzfeld Fund		Horizon International Wealth Masters Fund

Assets
Investment in securities at value(1)	$26,383		$63,958		$6,452
Foreign currency at value(2)	46		—		4
Cash	151		10		—	(3)
Receivables
Fund shares sold	43		68		—
Receivable from adviser	—		—		5
Dividends and interest receivable	80		119		19
Tax reclaims	15		—		7
Prepaid expenses	17		17		21
Prepaid trustee retainer	—	(3)	1		—	(3)
Other assets	1		3		—	(3)

Total assets	26,736		64,176		6,508

Liabilities
Payables
Fund shares repurchased	54		39		—	(3)
Investment securities purchased	151		—		—
Investment advisory fees	11		54		—
Distribution and service fees	1		18		—	(3)
Administration fees	2		6		1
Transfer agent and sub-transfer agent fees and expenses	8		10		—	(3)
Trustees’ fees and expenses	—	(3)	—	(3)	—	(3)
Professional fees	13		8		17
Trustee deferred compensation plan	1		3		—	(3)
Other accrued expenses	23		8		11

Total liabilities	264		146		29

Net Assets	$26,472		$64,030		$6,479

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$28,199		$58,468		$5,368
Accumulated undistributed net investment income (loss)	(1,162)		200		(21)
Accumulated undistributed net realized gain (loss)	(7,300)		2,397		36
Net unrealized appreciation (depreciation) on investments	6,735		2,965		1,096

Net Assets	$26,472		$64,030		$6,479

Net Assets:
Class A	$2,365		$6,906		$163
Class C	$1,030		$19,078		$132
Class I	$23,077		$38,046		$6,184
Shares Outstanding:
Class A	321,315		568,991		13,551
Class C	139,982		1,578,726		10,983
Class I	3,143,989		3,131,220		513,017
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$7.36		$12.14		$12.04
Class C	$7.36		$12.08		$12.01
Class I	$7.34		$12.15		$12.05
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$7.81		$12.88		$12.77

(1) Investment in securities at cost	$19,648		$60,993		$5,357
(2) Foreign currency at cost	$46		$—		$4
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands except shares and per share amounts)

	Horizon Wealth Masters Fund		KAR Emerging Markets Small-Cap Fund		KAR International Small-Cap Fund

Assets
Investment in securities at value(1)	$69,096		$18,290		$444,905
Foreign currency at value(2)	—		374		1,362
Receivables
Investment securities sold	5,753		102		2,434
Fund shares sold	27		6		5,034
Dividends and interest receivable	104		42		1,348
Tax reclaims	—	(3)	1		27
Prepaid expenses	16		25		44
Prepaid trustee retainer	1		—	(3)	7
Other assets	3		1		21

Total assets	75,000		18,841		455,182

Liabilities
Cash overdraft	1		7		340
Payables
Fund shares repurchased	34		9		3,552
Investment securities purchased	5,149		105		5,604
Foreign capital gain taxes payable	—		—	(3)	1
Investment advisory fees	37		12		387
Distribution and service fees	22		1		26
Administration fees	7		2		46
Transfer agent and sub-transfer agent fees and expenses	18		1		43
Trustees’ fees and expenses	—	(3)	—	(3)	—	(3)
Professional fees	13		15		15
Trustee deferred compensation plan	3		1		21
Other accrued expenses	5		2		30

Total liabilities	5,289		155		10,065

Net Assets	$69,711		$18,686		$445,117

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$53,826		$16,323		$392,742
Accumulated undistributed net investment income (loss)	(15)		(9)		(818)
Accumulated undistributed net realized gain (loss)	(1,877)		(115)		2,685
Net unrealized appreciation (depreciation) on investments	17,777		2,487		50,508

Net Assets	$69,711		$18,686		$445,117

Net Assets:
Class A	$19,434		$1,592		$31,196
Class C	$20,713		$402		$24,724
Class I	$29,564		$16,692		$337,352
Class R6	$—		$—		$51,845
Shares Outstanding:
Class A	1,100,042		127,973		1,789,950
Class C	1,206,246		32,229		1,435,942
Class I	1,666,372		1,339,051		19,282,352
Class R6	—		—		2,964,346
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$17.67		$12.44		$17.43
Class C	$17.17		$12.47		$17.22
Class I	$17.74		$12.47		$17.50
Class R6	$—		$—		$17.49
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$18.75		$13.20		$18.49

(1) Investment in securities at cost	$51,319		$15,804		$394,414
(2) Foreign currency at cost	$—		$373		$1,355
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	Rampart Alternatives Diversifier Fund		Rampart Equity Trend Fund		Rampart Global Equity Trend Fund

Assets
Investment in unaffiliated securities at value(1)	$19,627		$475,288		$10,931
Investment in affiliated funds at value(2)	20,462		—		—
Cash	—		155		—
Receivables
Investment securities sold	—		—		250
Fund shares sold	86		19		—	(3)
Dividends and interest receivable	15		553		8
Prepaid expenses	23		35		30
Prepaid trustee retainer	—	(3)	5		—	(3)
Other assets	2		24		1

Total assets	40,215		476,079		11,220

Liabilities
Cash overdraft	—		—		14
Payables
Fund shares repurchased	43		999		4
Investment securities purchased	16		—		—
Investment advisory fees	—		415		5
Distribution and service fees	12		231		6
Administration fees	4		45		1
Transfer agent and sub-transfer agent fees and expenses	16		171		6
Trustees’ fees and expenses	—	(3)	—	(3)	—	(3)
Professional fees	9		—	(3)	12
Trustee deferred compensation plan	2		24		1
Other accrued expenses	5		53		1

Total liabilities	107		1,938		50

Net Assets	$40,108		$474,141		$11,170

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$107,839		$881,369		$20,979
Accumulated undistributed net investment income (loss)	131		(1,066)		(37)
Accumulated undistributed net realized gain (loss)	(76,465)		(510,977)		(11,773)
Net unrealized appreciation (depreciation) on investments	8,603		104,815		2,001

Net Assets	$40,108		$474,141		$11,170

Net Assets:
Class A	$11,184		$122,336		$3,791
Class C	$11,712		$233,089		$5,333
Class I	$17,212		$118,136		$2,046
Class R6	$—		$580		$—
Shares Outstanding:
Class A	1,003,776		8,337,187		323,303
Class C	1,059,027		16,530,379		471,573
Class I	1,548,154		7,972,774		172,779
Class R6	—		38,925		—
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$11.14		$14.67		$11.73
Class C	$11.06		$14.10		$11.31
Class I	$11.12		$14.82		$11.84
Class R6	$—		$14.89		$—
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$11.82		$15.57		$12.45

(1) Investment in unaffiliated securities at cost	$16,936		$370,473		$8,930
(2) Investment in affiliated funds at cost	$14,550		$—		$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	Rampart Low Volatility Equity Fund		Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund

Assets
Investment in securities at value(1)	$2,343		$80,846	$248,508
Cash	—		9	44
Receivables
Investment securities sold	—		—	62,812
Fund shares sold	—		6	68
Receivable from adviser	4		—	—
Dividends and interest receivable	—	(3)	34	176
Prepaid expenses	34		30	19
Prepaid trustee retainer	—	(3)	1	2
Other assets	—	(3)	4	13

Total assets	2,381		80,930	311,642

Liabilities
Written options at value(2)	—	(3)	—	—
Payables
Fund shares repurchased	—		290	672
Investment securities purchased	—		—	61,809
Investment advisory fees	—		69	99
Distribution and service fees	—	(3)	44	104
Administration fees	—	(3)	8	24
Transfer agent and sub-transfer agent fees and expenses	1		28	73
Trustees’ fees and expenses	—		— (3)	— (3)
Professional fees	11		9	6
Trustee deferred compensation plan	—	(3)	4	13
Other accrued expenses	—	(3)	9	23

Total liabilities	12		461	62,823

Net Assets	$2,369		$80,469	$248,819

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,408		$97,844	$255,109
Accumulated undistributed net investment income (loss)	2		(53)	(60)
Accumulated undistributed net realized gain (loss)	16		(25,937)	(43,487)
Net unrealized appreciation (depreciation) on investments	(58)		8,615	37,257
Net unrealized appreciation (depreciation) on written options	1		—	—

Net Assets	$2,369		$80,469	$248,819

Net Assets:
Class A	$457		$16,192	$92,754
Class C	$259		$46,529	$93,865
Class I	$1,653		$17,748	$62,200
Shares Outstanding:
Class A	41,742		1,443,718	7,324,316
Class C	24,327		4,283,338	7,535,584
Class I	151,072		1,571,427	4,922,392
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$10.95		$11.22	$12.66
Class C	$10.66		$10.86	$12.46
Class I	$10.94		$11.29	$12.64
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$11.62		$11.90	$13.43

(1) Investment in securities at cost	$2,401		$72,231	$211,251
(2) Written options premiums received	$1		$—	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands except shares and per share amounts)

	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund

Assets
Investment in securities at value(1)	$232,959		$9,400
Foreign currency at value(2)	12		10
Cash	10		—
Receivables
Investment securities sold	164		238
Fund shares sold	440		—
Receivable from adviser	—		1
Dividends and interest receivable	373		20
Tax reclaims	161		72
Prepaid expenses	45		25
Prepaid trustee retainer	3		—	(3)
Other assets	12		—	(3)

Total assets	234,179		9,766

Liabilities
Payables
Fund shares repurchased	205		—
Foreign capital gain taxes payable	9		—
Investment advisory fees	172		—
Distribution and service fees	52		3
Administration fees	23		1
Transfer agent and sub-transfer agent fees and expenses	57		5
Trustees’ fees and expenses	—	(3)	—	(3)
Professional fees	10		13
Trustee deferred compensation plan	12		—	(3)
Other accrued expenses	18		10

Total liabilities	558		32

Net Assets	$233,621		$9,734

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$159,239		$5,958
Accumulated undistributed net investment income (loss)	(341)		(78)
Accumulated undistributed net realized gain (loss)	7,820		979
Net unrealized appreciation (depreciation) on investments	66,903		2,875

Net Assets	$233,621		$9,734

Net Assets:
Class A	$106,773		$3,909
Class C	$33,516		$2,166
Class I	$93,238		$3,659
Class R6	$94		$—
Shares Outstanding:
Class A	6,609,899		250,801
Class C	2,423,687		142,101
Class I	5,777,949		234,641
Class R6	5,807		—
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$16.15		$15.59
Class C	$13.83		$15.24
Class I	$16.14		$15.59
Class R6	$16.14		$—
Offering Price Per Share (NAV/(1–5.75%)):
Class A	$17.14		$16.54

(1) Investment in securities at cost	$166,053		$6,527
(2) Foreign currency at cost	$12		$10
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Equity Fund

Investment Income
Dividends	$1,853	$4,643	$27
Interest	3	19	1
Foreign taxes withheld	(124)	(135)	(2)

Total investment income	1,732	4,527	26

Expenses
Investment advisory fees	372	828	16
Distribution and service fees, Class A	46	28	1
Distribution and service fees, Class C	118	52	4
Administration fees	54	92	2
Transfer agent fees and expenses	31	46	1
Sub-transfer agent fees and expenses, Class A	15	114	—	(1)
Sub-transfer agent fees and expenses, Class C	11	7	—	(1)
Sub-transfer agent fees and expenses, Class I	20	77	1
Sub-administration fees	7	12	—	(1)
Registration fees	29	53	26
Printing fees and expenses	7	12	1
Custodian fees	6	11	6
Professional fees	12	13	12
Trustees’ fees and expenses	5	9	—	(1)
Miscellaneous expenses	4	8	1

Total expenses before interest expense	737	1,362	71
Interest expense	—	1	—

Total expenses after interest expense	737	1,363	71
Less expenses reimbursed and/or waived by investment adviser	—	(167)	(43)
Low balance account fees	— (1)	—	—

Net expenses	737	1,196	28

Net investment income (loss)	995	3,331	(2)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	320	681	323
Foreign currency transactions	1	(2)	—	(1)
Net change in unrealized appreciation (depreciation) from:
Investments	(5,253)	(1,007)	(219)
Foreign currency transactions	1	5	—	(1)

Net realized and unrealized gain (loss) on investments	(4,931)	(323)	104

Net increase (decrease) in net assets resulting from operations	$(3,936)	$3,008	$102

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Duff & Phelps International Real Estate Securities Fund	Herzfeld Fund	Horizon International Wealth Masters Fund

Investment Income
Dividends	$948	$1,346	$62
Interest	5	43	—	(1)
Foreign taxes withheld	(42)	—	(5)

Total investment income	911	1,389	57

Expenses
Investment advisory fees	130	330	29
Distribution and service fees, Class A	3	11	—	(1)
Distribution and service fees, Class C	5	96	1
Administration fees	12	30	3
Transfer agent fees and expenses	8	16	2
Sub-transfer agent fees and expenses, Class A	1	3	—	(1)
Sub-transfer agent fees and expenses, Class C	1	8	—	(1)
Sub-transfer agent fees and expenses, Class I	10	10	—
Sub-administration fees	1	5	—	(1)
Registration fees	27	26	25
Printing fees and expenses	3	6	1
Custodian fees	18	2	11
Professional fees	11	8	15
Trustees’ fees and expenses	1	3	—	(1)
Miscellaneous expenses	2	3	1

Total expenses	233	557	88
Less expenses reimbursed and/or waived by investment adviser	(63)	(4)	(49)
Low balance account fees	—	—	—	(1)

Net expenses	170	553	39

Net investment income (loss)	741	836	18

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	586	2,416	65
Foreign currency transactions	(1)	—	—	(1)
Capital gain distributions from underlying funds	—	774	—
Net change in unrealized appreciation (depreciation) from:
Investments	693	(3,048)	171
Foreign currency transactions	1	—	—	(1)

Net realized and unrealized gain (loss) on investments	1,279	142	236

Net increase (decrease) in net assets resulting from operations	$2,020	$978	$254

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund		KAR International Small-Cap Fund

Investment Income
Dividends	$517	$131		$2,414
Interest	1	8		203
Foreign taxes withheld	(1)	(15)		(228)

Total investment income	517	124		2,389

Expenses
Investment advisory fees	306	87		1,685
Distribution and service fees, Class A	25	2		30
Distribution and service fees, Class C	107	2		93
Administration fees	33	6		164
Transfer agent fees and expenses	18	4		74
Sub-transfer agent fees and expenses, Class A	9	1		12
Sub-transfer agent fees and expenses, Class C	11	—	(1)	6
Sub-transfer agent fees and expenses, Class I	14	3		101
Sub-administration fees	5	1		22
Registration fees	26	25		42
Printing fees and expenses	4	1		14
Custodian fees	1	5		22
Professional fees	10	15		15
Trustees’ fees and expenses	3	—	(1)	10
Miscellaneous expenses	4	2		4

Total expenses	576	154		2,294
Less expenses reimbursed and/or waived by investment adviser	(47)	(35)		—
Plus expenses recaptured	—	—		74
Low balance account fees	— (1)	—		—

Net expenses	529	119		2,368

Net investment income (loss)	(12)	5		21

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,166	353		3,934
Foreign currency transactions	—	(5)		(145)
Net change in unrealized appreciation (depreciation) from:
Investments	(72)	1,524		25,100
Foreign currency transactions	—	—	(1)	22

Net realized and unrealized gain (loss) on investments	3,094	1,872		28,911

Net increase (decrease) in net assets resulting from operations	$3,082	$1,877		$28,932

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Rampart Alternatives Diversifier Fund		Rampart Equity Trend Fund		Rampart Global Equity Trend Fund

Investment Income
Dividends	$149		$4,435		$159
Dividends from affiliated funds	366		—		—
Interest	2		14		—	(1)

Total investment income	517		4,449		159

Expenses
Investment advisory fees	—		2,589		68
Distribution and service fees, Class A	14		165		7
Distribution and service fees, Class C	64		1,261		31
Administration fees	20		244		6
Transfer agent fees and expenses	12		146		5
Sub-transfer agent fees and expenses, Class A	6		62		2
Sub-transfer agent fees and expenses, Class C	9		118		3
Sub-transfer agent fees and expenses, Class I	11		66		1
Sub-administration fees	3		34		1
Registration fees	27		34		24
Printing fees and expenses	5		44		2
Custodian fees	1		5		1
Professional fees	7		25		11
Trustees’ fees and expenses	2		23		—	(1)
Miscellaneous expenses	2		23		1

Total expenses	183		4,839		163
Less expenses reimbursed and/or waived by investment adviser	—		—	(1)	(25)
Low balance account fees	—	(1)	—	(1)	—

Net expenses	183		4,839		138

Net investment income (loss)	334		(390)		21

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Affiliated Investments	397		—		—
Unaffiliated Investments	217		33,592		1,082
Capital gain distributions from underlying funds	484		—		—
Net change in unrealized appreciation (depreciation) from:
Affiliated Investments	(1,076)		—		—
Unaffiliated Investments	428		7,705		(233)

Net realized and unrealized gain (loss) on investments	450		41,297		849

Net increase (decrease) in net assets resulting from operations	$784		$40,907		$870

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Rampart Low Volatility Equity Fund		Rampart Multi-Asset Trend Fund		Rampart Sector Trend Fund

Investment Income
Dividends	$23		$949		$2,369
Interest	(1)		4		10

Total investment income	22		953		2,379

Expenses
Investment advisory fees	12		423		607
Distribution and service fees, Class A	1		21		124
Distribution and service fees, Class C	1		249		512
Administration fees	1		40		127
Transfer agent fees and expenses	1		26		80
Sub-transfer agent fees and expenses, Class A	—	(1)	8		27
Sub-transfer agent fees and expenses, Class C	—	(1)	21		40
Sub-transfer agent fees and expenses, Class I	—	(1)	9		27
Sub-administration fees	—	(1)	5		18
Registration fees	26		25		28
Printing fees and expenses	1		8		24
Custodian fees	1		1		3
Professional fees	7		12		18
Trustees’ fees and expenses	—	(1)	3		12
Miscellaneous expenses	1		4		10

Total expenses	52		855		1,657
Less expenses reimbursed and/or waived by investment adviser	(33)		—		—
Low balance account fees	—	(1)	—	(1)	(1)

Net expenses	19		855		1,656

Net investment income (loss)	3		98		723

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	95		2,709		20,749
Written options	(79)		—		—
Net change in unrealized appreciation (depreciation) from:
Investments	(61)		43		(8,329)
Written options	2		—		—

Net realized and unrealized gain (loss) on investments	(43)		2,752		12,420

Net increase (decrease) in net assets resulting from operations	$(40)		$2,850		$13,143

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund

Investment Income
Dividends	$1,450	$93
Interest	— (1)	— (1)
Foreign taxes withheld	(39)	(8)

Total investment income	1,411	85

Expenses
Investment advisory fees	993	52
Distribution and service fees, Class A	143	5
Distribution and service fees, Class C	163	11
Administration fees	111	5
Transfer agent fees and expenses	79	4
Sub-transfer agent fees and expenses, Class A	33	3
Sub-transfer agent fees and expenses, Class C	13	1
Sub-transfer agent fees and expenses, Class I	26	5
Sub-administration fees	15	1
Registration fees	35	27
Printing fees and expenses	13	1
Custodian fees	11	8
Professional fees	13	11
Trustees’ fees and expenses	9	1
Miscellaneous expenses	7	2

Total expenses	1,664	137
Less expenses reimbursed and/or waived by investment adviser	—	(47)
Low balance account fees	(3)	—

Net expenses	1,661	90

Net investment income (loss)	(250)	(5)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,129	1,593
Foreign currency transactions	(14)	1
Net change in unrealized appreciation (depreciation) from:
Investments	2,417	(1,560)
Foreign currency transactions	1	1
Foreign taxes on unrealized capital gains	(9)	—

Net realized and unrealized gain (loss) on investments	11,524	35

Net increase (decrease) in net assets resulting from operations	$11,274	$30

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$995	$2,240	$3,331	$3,322
Net realized gain (loss)	321	391	679	406
Net change in unrealized appreciation (depreciation)	(5,252)	8,609	(1,002)	(126)

Increase (decrease) in net assets resulting from operations	(3,936)	11,240	3,008	3,602

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(373)	(788)	(322)	(1,218)
Class C	(145)	(315)	(153)	(207)
Class I	(553)	(1,075)	(3,032)	(4,025)
Class R6	(52)	—	(157)	(3)
Net Realized Gains:
Class A	(372)	(1,310)	(44)	(139)
Class C	(235)	(742)	(21)	(32)
Class I	(541)	(1,001)	(291)	(311)
Class R6	—	—	(15)	— (1)

Dividends and distributions to shareholders	(2,271)	(5,231)	(4,035)	(5,935)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,300)	(15,417)	(3,834)	(40,947)
Class C	(2,810)	(5,698)	(839)	(2,559)
Class I	(16,885)	12,192	(9,089)	39,016
Class R6	10,814	—	(318)	7,640

Increase (decrease) in net assets from share transactions	(10,181)	(8,923)	(14,080)	3,150

Net increase (decrease) in net assets	(16,388)	(2,914)	(15,107)	817

Net Assets
Beginning of period	118,906	121,820	196,892	196,075

End of period	$102,518	$118,906	$181,785	$196,892

Accumulated undistributed net investment income (loss) at end of period	$(125)	$3	$(945)	$(612)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Duff & Phelps International Equity Fund		Duff & Phelps International Real Estate Securities Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(2)	$46	$741	$629
Net realized gain (loss)	323	414	585	2,477
Net change in unrealized appreciation (depreciation)	(219)	(90)	694	(3,092)

Increase (decrease) in net assets resulting from operations	102	370	2,020	14

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(18)	(10)	(41)	(519)
Class C	(9)	—	(9)	(96)
Class I	(49)	(29)	(500)	(1,479)

Dividends and distributions to shareholders	(76)	(39)	(550)	(2,094)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(93)	(584)	(290)	(5,430)
Class C	(95)	(279)	— (1)	(893)
Class I	(203)	(593)	256	(1,595)

Increase (decrease) in net assets from share transactions	(391)	(1,456)	(34)	(7,918)

Net increase (decrease) in net assets	(365)	(1,125)	1,436	(9,998)

Net Assets
Beginning of period	3,894	5,019	25,036	35,034

End of period	$3,529	$3,894	$26,472	$25,036

Accumulated undistributed net investment income (loss) at end of period	$(76)	$2	$(1,162)	$(1,353)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Herzfeld Fund		Horizon International Wealth Masters Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$836	$1,338	$18	$75
Net realized gain (loss)	3,190	1,587	65	60
Net change in unrealized appreciation (depreciation)	(3,048)	5,377	171	776

Increase (decrease) in net assets resulting from operations	978	8,302	254	911

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(94)	(280)	(3)	(3)
Class C	(120)	(448)	(1)	(1)
Class I	(430)	(1,121)	(89)	(75)
Net Realized Gains:
Class A	(55)	—	— (1)	—
Class C	(101)	—	— (1)	—
Class I	(199)	—	(6)	—

Dividends and distributions to shareholders	(999)	(1,849)	(99)	(79)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,331)	(3,880)	(66)	(41)
Class C	(46)	1,632	(12)	6
Class I	1,490	12,594	94	75

Increase (decrease) in net assets from share transactions	113	10,346	16	40

Net increase (decrease) in net assets	92	16,799	171	872

Net Assets
Beginning of period	63,938	47,139	6,308	5,436

End of period	$64,030	$63,938	$6,479	$6,308

Accumulated undistributed net investment income (loss) at end of period	$200	$8	$(21)	$54

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Horizon Wealth Masters Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(12)	$94	$5	$110
Net realized gain (loss)	3,166	5,270	348	143
Net change in unrealized appreciation (depreciation)	(72)	6,681	1,524	908

Increase (decrease) in net assets resulting from operations	3,082	12,045	1,877	1,161

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(191)	(7)	(10)
Class C	—	—	—	(2)
Class I	—	(192)	(102)	(93)
Net Realized Gains:
Class A	(170)	(23)	—	—
Class C	(182)	—	—	—
Class I	(247)	(23)	—	—

Dividends and distributions to shareholders	(599)	(429)	(109)	(105)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,920)	(16,754)	(229)	1,173
Class C	(1,477)	(6,811)	41	167
Class I	(1,973)	6,393	6,469	3,322

Increase (decrease) in net assets from share transactions	(5,370)	(17,172)	6,281	4,662

Net increase (decrease) in net assets	(2,887)	(5,556)	8,049	5,718

Net Assets
Beginning of period	72,598	78,154	10,637	4,919

End of period	$69,711	$72,598	$18,686	$10,637

Accumulated undistributed net investment income (loss) at end of period	$(15)	$(3)	$(9)	$95

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	KAR International Small-Cap Fund		Rampart Alternatives Diversifier Fund
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$21	$1,642	$334	$732
Net realized gain (loss)	3,789	4,518	1,098	1,690
Net change in unrealized appreciation (depreciation)	25,122	24,065	(648)	(1,023)

Increase (decrease) in net assets resulting from operations	28,932	30,225	784	1,399

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(117)	(76)	(109)	(265)
Class C	(42)	(29)	(71)	(59)
Class I	(1,302)	(1,315)	(214)	(486)
Class R6	(337)	(107)	—	—
Net Realized Gains:
Class A	(220)	—	—	—
Class C	(166)	—	—	—
Class I	(2,057)	—	—	—
Class R6	(502)	—	—	—

Dividends and distributions to shareholders	(4,743)	(1,527)	(394)	(810)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	11,030	14,841	(31)	(8,106)
Class C	9,912	10,909	(1,764)	(6,514)
Class I	143,900	114,178	(2,869)	(146)
Class R6	11,008	32,466	—	—

Increase (decrease) in net assets from share transactions	175,850	172,394	(4,664)	(14,766)

Net increase (decrease) in net assets	200,039	201,092	(4,274)	(14,177)

Net Assets
Beginning of period	245,078	43,986	44,382	58,559

End of period	$445,117	$245,078	$40,108	$44,382

Accumulated undistributed net investment income (loss) at end of period	$(818)	$959	$131	$190

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Rampart Equity Trend Fund		Rampart Global Equity Trend Fund
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(390)	$(253)	$21	$(10)
Net realized gain (loss)	33,592	54,229	1,082	1,473
Net change in unrealized appreciation (depreciation)	7,705	10,493	(233)	118

Increase (decrease) in net assets resulting from operations	40,907	64,469	870	1,581

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(22,497)	(128,152)	(1,987)	(3,530)
Class C	(43,087)	(195,885)	(1,544)	(5,514)
Class I	(41,130)	(152,621)	(288)	(2,348)
Class R6	353	—	—	—

Increase (decrease) in net assets from share transactions	(106,361)	(476,658)	(3,819)	(11,392)

Net increase (decrease) in net assets	(65,454)	(412,189)	(2,949)	(9,811)

Net Assets
Beginning of period	539,595	951,784	14,119	23,930

End of period	$474,141	$539,595	$11,170	$14,119

Accumulated undistributed net investment income (loss) at end of period	$(1,066)	$(676)	$(37)	$(58)

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Rampart Low Volatility Equity Fund		Rampart Multi-Asset Trend Fund
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$3	$24	$98	$137
Net realized gain (loss)	16	783	2,709	6,518
Net change in unrealized appreciation (depreciation)	(59)	(616)	43	(2,842)

Increase (decrease) in net assets resulting from operations	(40)	191	2,850	3,813

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(5)	(1)	—	—
Class C	(2)	—	—	—
Class I	(18)	(16)	—	—
Net Realized Gains:
Class A	(45)	—	—	—
Class C	(28)	—	—	—
Class I	(157)	—	—	—

Dividends and distributions to shareholders	(255)	(17)	—	—

Change in Net Assets From Capital Transactions (See Note 6)
Class A	12	(1,185)	(2,557)	(12,574)
Class C	45	(259)	(6,168)	(31,888)
Class I	174	(27)	(364)	(11,925)

Increase (decrease) in net assets from share transactions	231	(1,471)	(9,089)	(56,387)

Net increase (decrease) in net assets	(64)	(1,297)	(6,239)	(52,574)

Net Assets
Beginning of period	2,433	3,730	86,708	139,282

End of period	$2,369	$2,433	$80,469	$86,708

Accumulated undistributed net investment income (loss) at end of period	$2	$24	$(53)	$(151)

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Rampart Sector Trend Fund		Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$723	$2,444	$(250)	$211
Net realized gain (loss)	20,749	1,328	9,115	11,765
Net change in unrealized appreciation (depreciation)	(8,329)	22,855	2,409	22,951

Increase (decrease) in net assets resulting from operations	13,143	26,627	11,274	34,927

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(902)	(1,573)	(7)	(350)
Class C	(24)	(716)	—	—
Class I	(790)	(1,366)	(256)	(243)
Net Realized Gains:
Class A	—	—	(6,240)	(583)
Class B	—	—	—	(1)
Class C	—	—	(2,000)	(147)
Class I	—	—	(4,454)	(265)

Dividends and distributions to shareholders	(1,716)	(3,655)	(12,957)	(1,589)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(10,565)	(40,023)	(6,409)	(11,025)
Class B	—	—	—	(266)
Class C	(16,466)	(70,833)	4,046	2,706
Class I	(12,688)	(36,564)	18,129	17,234
Class R6	—	—	100	—

Increase (decrease) in net assets from share transactions	(39,719)	(147,420)	15,866	8,649

Net increase (decrease) in net assets	(28,292)	(124,448)	14,183	41,987

Net Assets
Beginning of period	277,111	401,559	219,438	177,451

End of period	$248,819	$277,111	$233,621	$219,438

Accumulated undistributed net investment income (loss) at end of period	$(60)	$933	$(341)	$172

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

($ reported in thousands)

	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(5)	$136
Net realized gain (loss)	1,594	1,426
Net change in unrealized appreciation (depreciation)	(1,559)	493

Increase (decrease) in net assets resulting from operations	30	2,055

Dividends and Distributions to Shareholders:
Net Investment income
Class A	(58)	(110)
Class C	(17)	(28)
Class I	(84)	(196)
Net Realized Gains:
Class A	(421)	—
Class C	(220)	—
Class I	(503)	—

Dividends and distributions to shareholders	(1,303)	(334)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	197	(7,127)
Class C	221	(284)
Class I	(5,665)	(605)

Increase (decrease) in net assets from share transactions	(5,247)	(8,016)

Net increase (decrease) in net assets	(6,520)	(6,295)

Net Assets
Beginning of period	16,254	22,549

End of period	$9,734	$16,254

Accumulated undistributed net investment income (loss) at end of period	$(78)	$86

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
Duff & Phelps Global
Infrastructure Fund
Class A
10/1/17 to 3/31/18(15)	$15.00	0.13	(0.64)	(0.51)	(0.15)	(0.15)	(0.30)	(0.81)	$14.19	(3.49)%		$34,085	1.26%		1.26%	1.77%		21%
10/1/16 to 9/30/17	14.22	0.29	1.15	1.44	(0.28)	(0.38)	(0.66)	0.78	15.00	10.70	(13)	37,401	1.29	(13)	1.30	2.04	(13)	56
10/1/15 to 9/30/16	13.62	0.29	1.54	1.83	(0.33)	(0.90)	(1.23)	0.60	14.22	14.79		51,148	1.34	(12)	1.34	2.16		17
10/1/14 to 9/30/15	15.38	0.36	(1.60)	(1.24)	(0.39)	(0.13)	(0.52)	(1.76)	13.62	(8.27)		60,744	1.22		1.22	2.38		27
10/1/13 to 9/30/14	13.94	0.71	1.40	2.11	(0.67)	—	(0.67)	1.44	15.38	15.21		60,673	1.29		1.29	4.69		24
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	(0.34)	1.06	13.94	11.05		53,354	1.28		1.28	2.62		14

Class C
10/1/17 to 3/31/18(15)	$14.94	0.07	(0.63)	(0.56)	(0.09)	(0.15)	(0.24)	(0.80)	$14.14	(3.82)%		$21,094	2.01%		2.01%	1.01%		21%
10/1/16 to 9/30/17	14.17	0.18	1.14	1.32	(0.17)	(0.38)	(0.55)	0.77	14.94	9.84	(13)	25,144	2.04	(13)	2.05	1.30	(13)	56
10/1/15 to 9/30/16	13.57	0.19	1.53	1.72	(0.22)	(0.90)	(1.12)	0.60	14.17	13.94		29,616	2.08	(12)	2.08	1.42		17
10/1/14 to 9/30/15	15.33	0.25	(1.59)	(1.34)	(0.29)	(0.13)	(0.42)	(1.76)	13.57	(8.94)		41,039	1.97		1.97	1.66		27
10/1/13 to 9/30/14	13.90	0.58	1.41	1.99	(0.56)	—	(0.56)	1.43	15.33	14.37		26,322	2.04		2.04	3.82		24
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	(0.25)	1.05	13.90	10.23		17,969	2.03		2.03	1.85		14

Class I
10/1/17 to 3/31/18(15)	$15.00	0.15	(0.63)	(0.48)	(0.17)	(0.15)	(0.32)	(0.80)	$14.20	(3.30)%		$37,010	0.99%		0.99%	2.01%		21%
10/1/16 to 9/30/17	14.23	0.33	1.14	1.47	(0.32)	(0.38)	(0.70)	0.77	15.00	10.92	(13)	56,361	1.04	(13)	1.04	2.29	(13)	56
10/1/15 to 9/30/16	13.63	0.32	1.54	1.86	(0.36)	(0.90)	(1.26)	0.60	14.23	15.07		41,056	1.08	(12)	1.08	2.37		17
10/1/14 to 9/30/15	15.38	0.39	(1.58)	(1.19)	(0.43)	(0.13)	(0.56)	(1.75)	13.63	(7.98)		50,522	0.97		0.97	2.61		27
10/1/13 to 9/30/14	13.94	0.74	1.41	2.15	(0.71)	—	(0.71)	1.44	15.38	15.49		55,557	1.04		1.04	4.87		24
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	(0.38)	1.05	13.94	11.23		70,485	1.03		1.03	2.86		14

Class R6
1/30/18(6) to 3/31/18(15)	$15.06	0.06	(0.86)	(0.80)	(0.07)	—	(0.07)	(0.87)	$14.19	(4.54)%		$10,329	0.94%		0.94%	2.56%		21	%(14)
Duff & Phelps Global Real
Estate Securities Fund
Class A
10/1/17 to 3/31/18(15)	$28.64	0.48	(0.04)	0.44	(0.40)	(0.06)	(0.46)	(0.02)	$28.62	1.49%		$19,823	1.40%		2.39%	3.34%		24%
10/1/16 to 9/30/17	28.97	0.39	0.07	0.46	(0.72)	(0.07)	(0.79)	(0.33)	28.64	1.82		23,626	1.40		1.68	1.41		36
10/1/15 to 9/30/16	26.19	0.40	3.12	3.52	(0.33)	(0.41)	(0.74)	2.78	28.97	13.75		68,087	1.41	(12)	1.54	1.45		22
10/1/14 to 9/30/15	25.18	0.66	1.08	1.74	(0.64)	(0.09)	(0.73)	1.01	26.19	6.83		36,315	1.40		1.50	2.45		27
10/1/13 to 9/30/14	23.14	0.38	2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36		21,502	1.40		1.57	1.52		29
10/1/12 to 9/30/13	22.40	0.35	1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48		15,306	1.40		1.66	1.51		18

Class C
10/1/17 to 3/31/18(15)	$28.12	0.36	(0.03)	0.33	(0.42)	(0.06)	(0.48)	(0.15)	$27.97	1.11%		$9,890	2.15%		2.25%	2.54%		24%
10/1/16 to 9/30/17	28.41	0.23	0.02	0.25	(0.47)	(0.07)	(0.54)	(0.29)	28.12	1.06		10,771	2.15		2.31	0.86		36
10/1/15 to 9/30/16	25.71	0.20	3.06	3.26	(0.15)	(0.41)	(0.56)	2.70	28.41	12.89		13,560	2.16	(12)	2.29	0.73		22
10/1/14 to 9/30/15	24.77	0.45	1.07	1.52	(0.49)	(0.09)	(0.58)	0.94	25.71	6.07		8,421	2.15		2.26	1.68		27
10/1/13 to 9/30/14	22.78	0.22	2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51		5,850	2.15		2.32	0.92		29
10/1/12 to 9/30/13	22.14	0.18	1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70		3,545	2.15		2.41	0.80		18

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Duff & Phelps Global Real Estate Securities Fund
(Continued)
Class I
10/1/17 to 3/31/18(15)	$28.77	0.50	(0.03)	0.47	(0.57)	(0.06)	(0.63)	(0.16)	$28.61	1.62%	$144,618	1.15%		1.21%	3.48%	24%
10/1/16 to 9/30/17	29.19	0.54	(0.02)	0.52	(0.87)	(0.07)	(0.94)	(0.42)	28.77	2.02	154,704	1.15		1.31	1.93	36
10/1/15 to 9/30/16	26.37	0.51	3.11	3.62	(0.39)	(0.41)	(0.80)	2.82	29.19	14.06	114,428	1.16	(12)	1.29	1.79	22
10/1/14 to 9/30/15	25.33	0.73	1.10	1.83	(0.70)	(0.09)	(0.79)	1.04	26.37	7.11	32,659	1.15		1.25	2.69	27
10/1/13 to 9/30/14	23.28	0.41	2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60	26,985	1.15		1.32	1.65	29
10/1/12 to 9/30/13	22.51	0.42	1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78	25,332	1.15		1.41	1.78	18

Class R6
10/1/17 to 3/31/18(15)	$28.79	0.53	(0.03)	0.50	(0.60)	(0.06)	(0.66)	(0.16)	$28.63	1.68%	$7,454	1.04	%(7)	1.11%	3.70%	24%
11/3/16(6) to 9/30/17	26.78	0.50	2.47	2.97	(0.89)	(0.07)	(0.96)	2.01	28.79	11.39	7,791	1.04		1.12	1.92	36	(14)
Duff & Phelps
International Equity Fund
Class A
10/1/17 to 3/31/18(15)	$11.13	—	0.30	0.30	(0.23)	—	(0.23)	0.07	$11.20	2.61%	$793	1.39	%(7)	3.67%	(0.04)%	27%
10/1/16 to 9/30/17	10.22	0.10	0.90	1.00	(0.09)	—	(0.09)	0.91	11.13	9.87	882	1.48		3.33	0.93	98
10/1/15 to 9/30/16	9.80	0.03	0.42	0.45	(0.03)	—	(0.03)	0.42	10.22	4.64	1,402	1.51	(12)	3.05	0.28	70
10/1/14 to 9/30/15	10.90	0.03	(1.05)	(1.02)	(0.08)	—	(0.08)	(1.10)	9.80	(9.43)	1,923	1.50		2.27	0.25	94
10/1/13 to 9/30/14	10.50	0.13	0.64	0.77	(0.24)	(0.13)	(0.37)	0.40	10.90	7.42	3,915	1.50		2.42	1.18	115
10/1/12 to 9/30/13	10.87	0.16	1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38	170	1.50		1.95	1.41	277

Class C
10/1/17 to 3/31/18(15)	$10.87	(0.04)	0.29	0.25	(0.14)	—	(0.14)	0.11	$10.98	2.36%	$653	2.14	%(7)	4.40%	(0.81)%	27%
10/1/16 to 9/30/17	9.97	0.03	0.87	0.90	—	—	—	0.90	10.87	9.03	739	2.23		4.06	0.25	98
10/1/15 to 9/30/16	9.60	(0.05)	0.42	0.37	—	—	—	0.37	9.97	3.85	967	2.26	(12)	3.76	(0.52)	70
10/1/14 to 9/30/15	10.68	(0.02)	(1.05)	(1.07)	(0.01)	—	(0.01)	(1.08)	9.60	(10.01)	1,689	2.25		3.06	(0.17)	94
10/1/13 to 9/30/14	10.37	0.04	0.62	0.66	(0.22)	(0.13)	(0.35)	0.31	10.68	6.56	804	2.25		3.13	0.38	115
10/1/12 to 9/30/13	10.77	0.08	1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53	124	2.25		2.73	0.70	277

Class I
10/1/17 to 3/31/18(15)	$11.09	0.01	0.30	0.31	(0.26)	—	(0.26)	0.05	$11.14	2.81%	$2,083	1.15	%(7)	3.38%	0.19%	27%
10/1/16 to 9/30/17	10.19	0.14	0.88	1.02	(0.12)	—	(0.12)	0.90	11.09	10.16	2,273	1.23		3.07	1.38	98
10/1/15 to 9/30/16	9.78	0.05	0.43	0.48	(0.07)	—	(0.07)	0.41	10.19	4.89	2,650	1.26	(12)	2.76	0.50	70
10/1/14 to 9/30/15	10.87	0.07	(1.06)	(0.99)	(0.10)	—	(0.10)	(1.09)	9.78	(9.14)	4,324	1.25		2.02	0.61	94
10/1/13 to 9/30/14	10.45	0.14	0.65	0.79	(0.24)	(0.13)	(0.37)	0.42	10.87	7.67	6,435	1.25		2.19	1.24	115
10/1/12 to 9/30/13	10.82	0.22	1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68	2,185	1.25		1.54	1.97	277

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Duff & Phelps International
Real Estate Securities
Fund
Class A
10/1/17 to 3/31/18(15)	$6.93	0.20	—	0.35	0.55	(0.12)	—	(0.12)	0.43	$7.36	7.99%	$2,365	1.50%		2.06%	5.55%	17%
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	(0.44)	(0.32)	6.93	2.53	2,506	1.50		1.99	1.94	24
10/1/15 to 9/30/16	6.63	0.11	—	0.58	0.69	(0.07)	—	(0.07)	0.62	7.25	10.47	8,680	1.51	(12)	1.91	1.60	26
10/1/14 to 9/30/15	7.03	0.28	—	(0.21)	0.07	(0.47)	—	(0.47)	(0.40)	6.63	0.94	12,415	1.50		1.78	4.09	27
10/1/13 to 9/30/14	6.61	0.16	—	0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61	11,257	1.50		1.73	2.38	32
10/1/12 to 9/30/13	6.50	0.15	—	0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39	10,234	1.50		1.75	2.23	22

Class C
10/1/17 to 3/31/18(15)	$6.89	0.18	—	0.35	0.53	(0.06)	—	(0.06)	0.47	$7.36	7.67%	$1,030	2.25%		2.76%	4.88%	17%
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	(0.39)	(0.32)	6.89	1.72	957	2.25		2.73	1.32	24
10/1/15 to 9/30/16	6.59	0.07	—	0.57	0.64	(0.02)	—	(0.02)	0.62	7.21	9.69	2,006	2.26	(12)	2.68	0.97	26
10/1/14 to 9/30/15	6.97	0.23	—	(0.20)	0.03	(0.41)	—	(0.41)	(0.38)	6.59	0.29	2,226	2.25		2.52	3.36	27
10/1/13 to 9/30/14	6.56	0.12	—	0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75	2,553	2.25		2.48	1.68	32
10/1/12 to 9/30/13	6.48	0.09	—	0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55	1,911	2.25		2.49	1.35	22

Class I
10/1/17 to 3/31/18(15)	$6.94	0.21	—	0.35	0.56	(0.16)	—	(0.16)	0.40	$7.34	8.14%	$23,077	1.25%		1.73%	5.75%	17%
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	(0.45)	(0.32)	6.94	2.79	21,573	1.25		1.72	2.45	24
10/1/15 to 9/30/16	6.64	0.14	—	0.56	0.70	(0.08)	—	(0.08)	0.62	7.26	10.72	24,348	1.26	(12)	1.68	1.98	26
10/1/14 to 9/30/15	7.03	0.30	—	(0.20)	0.10	(0.49)	—	(0.49)	(0.39)	6.64	1.31	24,999	1.25		1.52	4.36	27
10/1/13 to 9/30/14	6.61	0.18	—	0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87	28,738	1.25		1.48	2.64	32
10/1/12 to 9/30/13	6.49	0.15	—	0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66	29,999	1.25		1.49	2.35	22
Herzfeld Fund
Class A
10/1/17 to 3/31/18(15)	$12.15	0.18	0.15	(0.15)	0.18	(0.12)	(0.07)	(0.19)	(0.01)	$12.14	1.44%	$6,906	1.60%		1.63%	2.90%	23%
10/1/16 to 9/30/17	10.92	0.27	0.22	1.10	1.59	(0.36)	—	(0.36)	1.23	12.15	14.78	8,146	1.59		1.67	2.39	44
10/1/15 to 9/30/16	9.91	0.34	—	1.20	1.54	(0.43)	(0.10)	(0.53)	1.01	10.92	16.04	11,060	1.61	(12)	1.74	3.33	53
10/1/14 to 9/30/15	11.37	0.35	—	(1.12)	(0.77)	(0.37)	(0.32)	(0.69)	(1.46)	9.91	(7.17)	8,324	1.60		1.73	3.20	57
10/1/13 to 9/30/14	10.45	0.34	—	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21	9,212	1.60		1.93	3.04	53
10/1/12 to 9/30/13	10.21	0.33	—	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10	2,917	1.60		2.60	3.13	22

Class C
10/1/17 to 3/31/18(15)	$12.10	0.11	0.14	(0.12)	0.13	(0.08)	(0.07)	(0.15)	(0.02)	$12.08	1.00%	$19,078	2.35%		2.38%	1.81%	23%
10/1/16 to 9/30/17	10.88	0.18	0.19	1.13	1.50	(0.28)	—	(0.28)	1.22	12.10	13.94	19,147	2.34		2.42	1.58	44
10/1/15 to 9/30/16	9.87	0.27	—	1.19	1.46	(0.35)	(0.10)	(0.45)	1.01	10.88	15.22	15,568	2.36	(12)	2.49	2.61	53
10/1/14 to 9/30/15	11.34	0.26	—	(1.11)	(0.85)	(0.30)	(0.32)	(0.62)	(1.47)	9.87	(7.94)	14,761	2.35		2.48	2.39	57
10/1/13 to 9/30/14	10.43	0.26	—	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34	10,624	2.35		2.70	2.35	53
10/1/12 to 9/30/13	10.21	0.25	—	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36	4,942	2.35		3.25	2.40	22

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Herzfeld Fund (Continued)
Class I
10/1/17 to 3/31/18(15)	$12.17	0.17	0.15	(0.13)	0.19	(0.14)	(0.07)	—	(0.21)	(0.02)	$12.15	1.51%	$38,046	1.35%		1.35%	2.81%	23%
10/1/16 to 9/30/17	10.94	0.30	0.18	1.14	1.62	(0.39)	—	—	(0.39)	1.23	12.17	15.07	36,645	1.35		1.41	2.64	44
10/1/15 to 9/30/16	9.92	0.37	—	1.21	1.58	(0.46)	(0.10)	—	(0.56)	1.02	10.94	16.40	20,511	1.36	(12)	1.49	3.59	53
10/1/14 to 9/30/15	11.39	0.37	—	(1.12)	(0.75)	(0.40)	(0.32)	—	(0.72)	(1.47)	9.92	(7.01)	15,148	1.35		1.47	3.39	57
10/1/13 to 9/30/14	10.46	0.38	—	1.01	1.39	(0.38)	(0.08)	—	(0.46)	0.93	11.39	13.54	3,441	1.35		1.71	3.40	53
10/1/12 to 9/30/13	10.21	0.09	—	0.46	0.55	(0.29)	(0.01)	—	(0.30)	0.25	10.46	5.41	1,765	1.35		3.71	0.86	22
Horizon International
Wealth Masters Fund
Class A
10/1/17 to 3/31/18(15)	$11.73	0.01	—	0.45	0.46	(0.14)	(0.01)	—	(0.15)	0.31	$12.04	3.91%	$163	1.43	%(7)	3.00%	0.20%	6%
10/1/16 to 9/30/17	10.21	0.11	—	1.55	1.66	(0.14)	—	—	(0.14)	1.52	11.73	16.51	223	1.55		3.31	1.04	27
10/1/15 to 9/30/16	9.52	0.08	—	0.88	0.96	(0.12)	(0.15)	—	(0.27)	0.69	10.21	10.29	232	1.56	(12)	3.28	0.81	34
11/17/14(6) to 9/30/15	10.00	0.08	—	(0.56)	(0.48)	—	—	—	—	(0.48)	9.52	(4.80)	126	1.55		3.84	0.91	32	(14)

Class C
10/1/17 to 3/31/18(15)	$11.66	(0.03)	—	0.43	0.40	(0.04)	(0.01)	—	(0.05)	0.35	$12.01	3.47%	$132	2.19	%(7)	3.73%	(0.47)%	6%
10/1/16 to 9/30/17	10.13	0.04	—	1.54	1.58	(0.05)	—	—	(0.05)	1.53	11.66	15.70	140	2.30		4.01	0.38	27
10/1/15 to 9/30/16	9.46	— (5)	—	0.87	0.87	(0.05)	(0.15)	—	(0.20)	0.67	10.13	9.39	115	2.31	(12)	4.27	0.00	34
11/17/14(6) to 9/30/15	10.00	0.01	—	(0.55)	(0.54)	—	—	—	—	(0.54)	9.46	(5.40)	114	2.30		4.59	0.14	32	(14)

Class I
10/1/17 to 3/31/18(15)	$11.77	0.03	—	0.44	0.47	(0.18)	(0.01)	—	(0.19)	0.28	$12.05	4.00%	$6,184	1.18	%(7)	2.68%	0.56%	6%
10/1/16 to 9/30/17	10.24	0.14	—	1.54	1.68	(0.15)	—	—	(0.15)	1.53	11.77	16.77	5,945	1.30		3.01	1.36	27
10/1/15 to 9/30/16	9.54	0.10	—	0.89	0.99	(0.14)	(0.15)	—	(0.29)	0.70	10.24	10.62	5,089	1.31	(12)	3.25	1.01	34
11/17/14(6) to 9/30/15	10.00	0.11	—	(0.57)	(0.46)	—	—	—	—	(0.46)	9.54	(4.60)	4,602	1.30		3.56	1.19	32	(14)
Horizon Wealth
Masters Fund
Class A
10/1/17 to 3/31/18(17)	$17.07	0.01	—	0.74	0.75	—	(0.15)	—	(0.15)	0.60	$17.67	4.36%	$19,434	1.35	%(7)	1.48%	0.08%	14%
10/1/16 to 9/30/17	14.60	0.05	—	2.52	2.57	(0.10)	—	—	(0.10)	2.47	17.07	17.67	20,639	1.45		1.52	0.32	30
10/1/15 to 9/30/16	13.25	0.07	—	1.55	1.62	(0.03)	(0.24)	—	(0.27)	1.35	14.60	12.44	33,204	1.46	(12)	1.54	0.53	30
10/1/14 to 9/30/15	14.50	0.05	—	(0.98)	(0.93)	(0.05)	(0.27)	—	(0.32)	(1.25)	13.25	(6.74)	54,109	1.45		1.46	0.36	51
10/1/13 to 9/30/14	13.12	0.02	—	1.37	1.39	—	(0.01)	—	(0.01)	1.38	14.50	10.67	55,881	1.45		1.46	0.11	62
10/1/12 to 9/30/13	10.22	(0.01)	—	3.05	3.04	(0.09)	(0.05)	—	(0.14)	2.90	13.12	30.09	5,169	1.45		3.29	(0.10)	22

Class C
10/1/17 to 3/31/18(17)	$16.65	(0.06)	—	0.73	0.67	—	(0.15)	—	(0.15)	0.52	$17.17	3.99%	$20,713	2.10	%(7)	2.24%	(0.66)%	14%
10/1/16 to 9/30/17	14.26	(0.07)	—	2.46	2.39	—	—	—	—	2.39	16.65	16.76	21,533	2.20		2.27	(0.48)	30
10/1/15 to 9/30/16	13.02	(0.03)	—	1.51	1.48	—	(0.24)	—	(0.24)	1.24	14.26	11.56	24,816	2.21	(12)	2.29	(0.22)	30
10/1/14 to 9/30/15	14.32	(0.06)	—	(0.97)	(1.03)	—	(0.27)	—	(0.27)	(1.30)	13.02	(7.41)	34,171	2.20		2.21	(0.39)	51
10/1/13 to 9/30/14	13.04	(0.09)	—	1.38	1.29	—	(0.01)	—	(0.01)	1.28	14.32	9.90	30,511	2.20		2.22	(0.65)	62
10/1/12 to 9/30/13	10.21	(0.08)	—	3.03	2.95	(0.07)	(0.05)	—	(0.12)	2.83	13.04	29.11	1,742	2.20		4.41	(0.66)	22

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Horizon Wealth
Masters Fund (Continued)
Class I
10/1/17 to 3/31/18(17)	$17.12	0.03	0.74	0.77	—	(0.15)	(0.15)	0.62	$17.74	4.47%	$29,564	1.10	%(7)	1.23%	0.34%	14%
10/1/16 to 9/30/17	14.66	0.07	2.55	2.62	(0.16)	—	(0.16)	2.46	17.12	17.97	30,426	1.20		1.26	0.46	30
10/1/15 to 9/30/16	13.30	0.08	1.58	1.66	(0.06)	(0.24)	(0.30)	1.36	14.66	12.75	20,134	1.21	(12)	1.29	0.61	30
10/1/14 to 9/30/15	14.56	0.09	(1.00)	(0.91)	(0.08)	(0.27)	(0.35)	(1.26)	13.30	(6.53)	32,495	1.20		1.21	0.62	51
10/1/13 to 9/30/14	13.14	0.05	1.39	1.44	(0.01)	(0.01)	(0.02)	1.42	14.56	10.96	48,918	1.20		1.20	0.33	62
10/1/12 to 9/30/13	10.22	0.06	3.01	3.07	(0.10)	(0.05)	(0.15)	2.92	13.14	30.37	44,813	1.20		4.64	0.52	22
KAR Emerging Markets
Small-Cap Fund
Class A
10/1/17 to 3/31/18(15)	$10.95	(0.01)	1.57	1.56	(0.07)	—	(0.07)	1.49	$12.44	14.26%	$1,592	1.85%		2.39%	(0.20)%	18%
10/1/16 to 9/30/17	9.29	0.15	1.68	1.83	(0.17)	—	(0.17)	1.66	10.95	20.12	1,647	1.84		2.97	1.47	28
10/1/15 to 9/30/16	7.85	0.18	1.41	1.59	(0.15)	—	(0.15)	1.44	9.29	20.66	382	1.86	(12)	3.77	2.18	34
10/1/14 to 9/30/15	10.32	0.16	(2.28)	(2.12)	(0.12)	(0.23)	(0.35)	(2.47)	7.85	(21.20)	332	1.85		3.62	1.73	35
12/17/13(6) to 9/30/14	10.00	0.18	0.16	0.34	(0.02)	—	(0.02)	0.32	10.32	3.45	217	1.85		4.82	2.25	44	(14)

Class C
10/1/17 to 3/31/18(15)	$10.96	(0.05)	1.56	1.51	—	—	—	1.51	$12.47	13.88%	$402	2.60%		3.07%	(0.90)%	18%
10/1/16 to 9/30/17	9.31	0.08	1.69	1.77	(0.12)	—	(0.12)	1.65	10.96	19.31	317	2.59		3.73	0.78	28
10/1/15 to 9/30/16	7.80	0.12	1.41	1.53	(0.02)	—	(0.02)	1.51	9.31	19.62	117	2.61	(12)	4.51	1.39	34
10/1/14 to 9/30/15	10.26	0.07	(2.24)	(2.17)	(0.06)	(0.23)	(0.29)	(2.46)	7.80	(21.68)	128	2.60		4.34	0.76	35
12/17/13(6) to 9/30/14	10.00	0.12	0.16	0.28	(0.02)	—	(0.02)	0.26	10.26	2.82	159	2.60		5.59	1.54	44	(14)

Class I
10/1/17 to 3/31/18(15)	$10.99	0.01	1.57	1.58	(0.10)	—	(0.10)	1.48	$12.47	14.43%	$16,692	1.60%		2.07%	0.12%	18%
10/1/16 to 9/30/17	9.31	0.16	1.70	1.86	(0.18)	—	(0.18)	1.68	10.99	20.42	8,673	1.59		2.75	1.60	28
10/1/15 to 9/30/16	7.88	0.20	1.41	1.61	(0.18)	—	(0.18)	1.43	9.31	20.82	4,420	1.61	(12)	3.53	2.44	34
10/1/14 to 9/30/15	10.34	0.18	(2.28)	(2.10)	(0.13)	(0.23)	(0.36)	(2.46)	7.88	(20.96)	3,871	1.60		3.35	1.87	35
12/17/13(6) to 9/30/14	10.00	0.20	0.17	0.37	(0.03)	—	(0.03)	0.34	10.34	3.66	3,480	1.60		4.64	2.50	44	(14)
KAR International
Small-Cap Fund
Class A
10/1/17 to 3/31/18(15)	$16.22	(0.02)	1.47	1.45	(0.08)	(0.16)	(0.24)	1.21	$17.43	9.06%	$31,196	1.60%		1.57%	(0.19)%	16%
10/1/16 to 9/30/17	13.01	0.16	3.34	3.50	(0.29)	—	(0.29)	3.21	16.22	27.42	18,479	1.60		1.66	1.07	27
10/1/15 to 9/30/16	10.85	0.21	2.38	2.59	(0.20)	(0.23)	(0.43)	2.16	13.01	24.58	1,985	1.61	(12)	1.87	1.80	40
10/1/14 to 9/30/15	13.70	0.17	(1.83)	(1.66)	(0.23)	(0.96)	(1.19)	(2.85)	10.85	(12.58)	1,916	1.60		1.74	1.41	64
10/1/13 to 9/30/14	13.20	0.47	0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65	2,477	1.60		1.73	3.31	44
10/1/12 to 9/30/13	10.09	0.30	2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97	403	1.60		2.51	2.52	26

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Affiliated Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
KAR International
Small-Cap Fund (Continued)
Class C
10/1/17 to 3/31/18(15)	$16.04	(0.08)	—	1.46	1.38	(0.04)	(0.16)	(0.20)	1.18	$17.22	8.68%	$24,724	2.35%	2.28%	(0.92)%	16%
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	(0.23)	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
10/1/15 to 9/30/16	10.72	0.12	—	2.37	2.49	(0.06)	(0.23)	(0.29)	2.20	12.92	23.76	1,465	2.36	(12)	2.63	1.02	40
10/1/14 to 9/30/15	13.63	0.08	—	(1.82)	(1.74)	(0.21)	(0.96)	(1.17)	(2.91)	10.72	(13.28)	1,464	2.35	2.49	0.65	64
10/1/13 to 9/30/14	13.16	0.24	—	0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89	1,194	2.35	2.49	1.73	44
10/1/12 to 9/30/13	10.09	0.19	—	2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92	374	2.35	3.34	1.62	26

Class I
10/1/17 to 3/31/18(15)	$16.28	0.01	—	1.47	1.48	(0.10)	(0.16)	(0.26)	1.22	$17.50	9.20%	$337,352	1.35%	1.30%	0.08%	16%
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	(0.31)	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
10/1/15 to 9/30/16	10.89	0.23	—	2.40	2.63	(0.25)	(0.23)	(0.48)	2.15	13.04	24.94	40,424	1.36	(12)	1.62	1.95	40
10/1/14 to 9/30/15	13.74	0.21	—	(1.85)	(1.64)	(0.25)	(0.96)	(1.21)	(2.85)	10.89	(12.43)	40,512	1.35	1.49	1.70	64
10/1/13 to 9/30/14	13.21	0.36	—	0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04	46,599	1.35	1.49	2.57	44
10/1/12 to 9/30/13	10.10	0.34	—	2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13	18,123	1.35	2.23	2.82	26

Class R6
10/1/17 to 3/31/18(15)	$16.28	0.01	—	1.47	1.48	(0.11)	(0.16)	(0.27)	1.21	$17.49	9.24%	$51,845	1.24%	1.21%	0.12%	16%
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	(0.31)	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27
10/1/15 to 9/30/16	10.89	0.25	—	2.39	2.64	(0.27)	(0.23)	(0.50)	2.14	13.03	25.06	112	1.27	(12)	1.52	2.19	40
11/12/14(6) to 9/30/15	13.43	0.22	—	(1.55)	(1.33)	(0.25)	(0.96)	(1.21)	(2.54)	10.89	(10.41)	90	1.27	1.41	2.02	64	(14)
Rampart
Alternatives
Diversifier Fund
Class A
10/1/17 to 3/31/18(15)	$11.05	0.09	0.13	(0.02)	0.20	(0.11)	—	(0.11)	0.09	$11.14	1.78%	$11,184	0.74%	0.74%	1.58%	13%
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	(0.20)	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
10/1/15 to 9/30/16	9.99	0.08	0.31	0.58	0.97	(0.07)	—	(0.07)	0.90	10.89	9.74	19,171	0.74	(12)	0.74	0.80	56
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	—	(0.21)	(1.32)	9.99	(10.02)	25,377	0.64	0.64	1.77	46
10/1/13 to 9/30/14	10.97	0.15	0.07	0.25	0.47	(0.13)	—	(0.13)	0.34	11.31	4.28	39,076	0.65	0.65	1.32	27
10/1/12 to 9/30/13	11.10	0.21	—	(0.13)	0.08	(0.21)	—	(0.21)	(0.13)	10.97	0.73	51,339	0.58	(7)	0.63	1.93	24

Class C
10/1/17 to 3/31/18(15)	$10.97	0.05	0.12	(0.02)	0.15	(0.06)	—	(0.06)	0.09	$11.06	1.37%	$11,712	1.50%	1.50%	0.90%	13%
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	(0.04)	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
10/1/15 to 9/30/16	9.90	—	(5)	0.31	0.56	0.87	(0.04)	—	(0.04)	0.83	10.73	8.86	19,611	1.49	(12)	1.49	0.04	56
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	—	(0.12)	(1.31)	9.90	(10.66)	25,637	1.39	1.39	1.02	46
10/1/13 to 9/30/14	10.83	0.07	0.07	0.25	0.39	(0.01)	—	(0.01)	0.38	11.21	3.47	38,005	1.40	1.40	0.58	27
10/1/12 to 9/30/13	10.93	0.13	—	(0.13)	—	(0.10)	—	(0.10)	(0.10)	10.83	(0.05)	44,850	1.33	(7)	1.38	1.22	24

Class I
10/1/17 to 3/31/18(15)	$11.03	0.11	0.12	(0.02)	0.21	(0.12)	—	(0.12)	0.09	$11.12	1.91%	$17,212	0.47%	0.47%	1.96%	13%
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	(0.25)	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
10/1/15 to 9/30/16	9.98	0.11	0.31	0.56	0.98	(0.07)	—	(0.07)	0.91	10.89	9.94	19,777	0.49	(12)	0.49	1.04	56
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	—	(0.24)	(1.32)	9.98	(9.77)	30,543	0.39	0.39	1.99	46
10/1/13 to 9/30/14	10.98	0.18	0.08	0.24	0.50	(0.18)	—	(0.18)	0.32	11.30	4.52	47,949	0.40	0.40	1.56	27
10/1/12 to 9/30/13	11.12	0.16	—	(0.05)	0.11	(0.25)	—	(0.25)	(0.14)	10.98	1.00	111,396	0.36	(7)	0.38	1.48	24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Rampart Equity Trend Fund
Class A
10/1/17 to 3/31/18(15)	$13.60	0.01	1.06	1.07	—	—	—	1.07	$14.67	7.87%	$122,336	1.57%	1.57%	0.15%	28%
10/1/16 to 9/30/17	12.23	0.03	1.34	1.37	—	—	—	1.37	13.60	11.20	134,267	1.51	(7)	1.60	0.23	92
10/1/15 to 9/30/16	12.14	(0.01)	0.10	0.09	—	—	—	0.09	12.23	0.74	245,109	1.50	(7)(12)	1.58	(0.05)	229
10/1/14 to 9/30/15	17.39	(0.03)	(1.79)	(1.82)	(0.01)	(3.42)	(3.43)	(5.25)	12.14	(12.79)	520,337	1.60	(11)	1.60	(0.22)	674
10/1/13 to 9/30/14	15.52	0.06	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31	2,044,955	1.61	(11)	1.61	0.36	227
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50	1,937,456	1.62	(11)	1.62	0.75	140

Class C
10/1/17 to 3/31/18(15)	$13.11	(0.04)	1.03	0.99	—	—	—	0.99	$14.10	7.55%	$233,089	2.31%	2.31%	(0.59)%	28%
10/1/16 to 9/30/17	11.88	(0.06)	1.29	1.23	—	—	—	1.23	13.11	10.35	257,078	2.21	(7)	2.35	(0.47)	92
10/1/15 to 9/30/16	11.87	(0.08)	0.09	0.01	—	—	—	0.01	11.88	0.08	423,675	2.16	(7)(12)	2.33	(0.69)	229
10/1/14 to 9/30/15	17.16	(0.13)	(1.76)	(1.89)	—	(3.40)	(3.40)	(5.29)	11.87	(13.45)	746,390	2.36	(11)	2.36	(0.97)	674
10/1/13 to 9/30/14	15.39	(0.06)	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48	1,988,290	2.36	(11)	2.36	(0.38)	227
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55	1,307,857	2.37	(11)	2.37	0.02	140

Class I
10/1/17 to 3/31/18(15)	$13.71	0.03	1.08	1.11	—	—	—	1.11	$14.82	8.10%	$118,136	1.32%	1.32%	0.39%	28%
10/1/16 to 9/30/17	12.31	0.06	1.34	1.40	—	—	—	1.40	13.71	11.37	148,047	1.29	(7)	1.35	0.45	92
10/1/15 to 9/30/16	12.19	0.02	0.10	0.12	—	—	—	0.12	12.31	0.98	282,818	1.29	(7)(12)	1.33	0.16	229
10/1/14 to 9/30/15	17.42	0.01	(1.80)	(1.79)	(0.02)	(3.42)	(3.44)	(5.23)	12.19	(12.57)	594,460	1.35	(11)	1.35	0.04	674
10/1/13 to 9/30/14	15.54	0.10	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61	3,840,271	1.36	(11)	1.36	0.62	227
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75	2,580,005	1.37	(11)	1.37	1.02	140

Class R6
10/1/17 to 3/31/18(15)	$13.77	0.05	1.07	1.12	—	—	—	1.12	$14.89	8.13%	$580	1.23%	1.23%	0.74%	28%
10/1/16 to 9/30/17	12.34	0.08	1.35	1.43	—	—	—	1.43	13.77	11.59	203	1.16	(7)	1.23	0.58	92
10/1/15 to 9/30/16	12.20	0.06	0.08	0.14	—	—	—	0.14	12.34	1.15	182	1.10	(7)(12)	1.25	0.49	229
11/12/14(6) to 9/30/15	17.20	0.01	(1.57)	(1.56)	(0.02)	(3.42)	(3.44)	(5.00)	12.20	(11.39)	89	1.28	(11)	1.28	0.10	674	(14)
Rampart Global
Equity Trend Fund
Class A
10/1/17 to 3/31/18(15)	$11.04	0.04	0.65	0.69	—	—	—	0.69	$11.73	6.25%	$3,791	1.75%	2.09%	0.63%	45%
10/1/16 to 9/30/17	9.94	0.03	1.07	1.10	—	—	—	1.10	11.04	11.07	5,420	1.75	2.03	0.27	126
10/1/15 to 9/30/16	9.76	(0.06)	0.24	0.18	—	—	—	0.18	9.94	1.84	8,351	1.77	(12)	1.79	(0.60)	282
10/1/14 to 9/30/15	12.42	(0.03)	(1.48)	(1.51)	(0.07)	(1.08)	(1.15)	(2.66)	9.76	(13.21)	18,523	1.68	(11)	1.68	(0.23)	614
10/1/13 to 9/30/14	11.76	0.07	0.91	0.98	(0.02)	(0.30)	(0.32)	0.66	12.42	8.43	75,879	1.66	(10)	1.65	0.55	205
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32	56,689	1.75	(10)	1.71	0.33	194

Class C
10/1/17 to 3/31/18(15)	$10.69	(0.01)	0.63	0.62	—	—	—	0.62	$11.31	5.80%	$5,333	2.50%	2.88%	(0.16)%	45%
10/1/16 to 9/30/17	9.69	(0.05)	1.05	1.00	—	—	—	1.00	10.69	10.32	6,502	2.50	2.78	(0.46)	126
10/1/15 to 9/30/16	9.59	(0.13)	0.23	0.10	—	—	—	0.10	9.69	1.04	11,267	2.52	(12)	2.54	(1.35)	282
10/1/14 to 9/30/15	12.24	(0.09)	(1.48)	(1.57)	—	(1.08)	(1.08)	(2.65)	9.59	(13.88)	22,376	2.41	(11)	2.43	(0.87)	614
10/1/13 to 9/30/14	11.64	(0.02)	0.92	0.90	—	(0.30)	(0.30)	0.60	12.24	7.69	72,013	2.37	(10)	2.40	(0.17)	205
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52	44,239	2.48	(10)	2.46	(0.42)	194

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Rampart Global
Equity Trend Fund (Continued)
Class I
10/1/17 to 3/31/18(15)	$11.14	0.05	0.65	0.70	—	—	—	—		0.70	$11.84	6.28%		$2,046	1.50%		1.93%	0.83%	45%
10/1/16 to 9/30/17	10.00	0.05	1.09	1.14	—	—	—	—		1.14	11.14	11.40		2,197	1.50		1.78	0.47	126
10/1/15 to 9/30/16	9.79	(0.04)	0.25	0.21	—	—	—	—		0.21	10.00	2.15		4,312	1.51	(12)	1.52	(0.40)	282
10/1/14 to 9/30/15	12.47	— (5)	(1.50)	(1.50)	(0.10)	(1.08)	(1.18)	—		(2.68)	9.79	(13.06)		15,998	1.43	(11)	1.43	0.01	614
10/1/13 to 9/30/14	11.80	0.10	0.92	1.02	(0.05)	(0.30)	(0.35)	—		0.67	12.47	8.68		99,642	1.44	(10)	1.41	0.80	205
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	—		1.22	11.80	12.59		38,889	1.50	(10)	1.46	0.58	194
Rampart Low Volatility
Equity Fund
Class A
10/1/17 to 3/31/18(17)	$12.38	0.01	(0.17)	(0.16)	(0.12)	(1.15)	(1.27)	—		(1.43)	$10.95	(1.76)%		$457	1.55%		4.29%	0.18%	302%
10/1/16 to 9/30/17	11.57	0.04	0.79	0.83	(0.02)	—	(0.02)	—		0.81	12.38	7.18		503	1.55		3.76	0.37	847 (9)
10/1/15 to 9/30/16	11.45	0.05	0.28	0.33	(0.04)	(0.17)	(0.21)	—		0.12	11.57	2.82		1,633	1.56	(12)	2.98	0.46	10
10/1/14 to 9/30/15	11.71	0.08	(0.30)	(0.22)	(0.04)	—	(0.04)	—	(5)	(0.26)	11.45	(1.88	)(11)	2,055	1.55		2.70	0.64	1
10/1/13 to 9/30/14	10.24	0.06	1.50	1.56	(0.09)	—	(0.09)	—		1.47	11.71	15.23		485	1.55		6.15	0.56	3
6/11/13(6) to 9/30/13	10.00	0.06	0.18	0.24	—	—	—	—		0.24	10.24	2.40		136	1.55		7.66	2.00	0

Class C
10/1/17 to 3/31/18(17)	$12.11	(0.03)	(0.17)	(0.20)	(0.10)	(1.15)	(1.25)	—		(1.45)	$10.66	(2.01)%		$259	2.30%		5.01%	(0.58)%	302%
10/1/16 to 9/30/17	11.39	0.04	0.68	0.72	—	—	—	—		0.72	12.11	6.32		251	2.30		4.60	0.36	847 (9)
10/1/15 to 9/30/16	11.32	(0.04)	0.28	0.24	—	(0.17)	(0.17)	—		0.07	11.39	2.05		491	2.31	(12)	3.64	(0.39)	10
10/1/14 to 9/30/15	11.64	0.01	(0.31)	(0.30)	(0.02)	—	(0.02)	—	(5)	(0.32)	11.32	(2.61	)(11)	1,423	2.30		3.47	0.04	1
10/1/13 to 9/30/14	10.21	(0.02)	1.50	1.48	(0.05)	—	(0.05)	—		1.43	11.64	14.47		291	2.30		6.72	(0.19)	3
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—	—	—	—		0.21	10.21	2.10		130	2.30		8.49	0.99	0

Class I
10/1/17 to 3/31/18(17)	$12.36	0.03	(0.17)	(0.14)	(0.13)	(1.15)	(1.28)	—		(1.42)	$10.94	(1.56)%		$1,653	1.30%		3.93%	0.45%	302%
10/1/16 to 9/30/17	11.63	0.15	0.70	0.85	(0.12)	—	(0.12)	—		0.73	12.36	7.38		1,679	1.30		3.72	1.26	847 (9)
10/1/15 to 9/30/16	11.50	0.09	0.27	0.36	(0.06)	(0.17)	(0.23)	—		0.13	11.63	3.08		1,606	1.32	(12)	2.78	0.80	10
10/1/14 to 9/30/15	11.73	0.09	(0.27)	(0.18)	(0.05)	—	(0.05)	—	(5)	(0.23)	11.50	(1.57	)(11)	1,581	1.30		2.62	0.79	1
10/1/13 to 9/30/14	10.25	0.07	1.51	1.58	(0.10)	—	(0.10)	—		1.48	11.73	15.45		1,539	1.30		5.32	0.67	3
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—	—	—	—		0.25	10.25	2.50		1,332	1.30		7.51	2.23	0
Rampart Multi-Asset
Trend Fund
Class A
10/1/17 to 3/31/18(15)	$10.84	0.03	0.35	0.38	—	—	—	—		0.38	$11.22	3.51%		$16,192	1.66%		1.66%	0.60%	63%
10/1/16 to 9/30/17	10.31	0.05	0.48	0.53	—	—	—	—		0.53	10.84	5.14		18,160	1.65	(11)	1.65	0.52	167
10/1/15 to 9/30/16	9.94	(0.01)	0.39	0.38	(0.01)	—	(0.01)	—		0.37	10.31	3.82		29,798	1.61	(11)(12)	1.61	(0.07)	223
10/1/14 to 9/30/15	11.85	(0.02)	(0.92)	(0.94)	(0.04)	(0.93)	(0.97)	—		(1.91)	9.94	(8.58)		55,214	1.62	(11)	1.62	(0.15)	519
10/1/13 to 9/30/14	11.28	0.10	0.69	0.79	(0.07)	(0.15)	(0.22)	—		0.57	11.85	6.97		143,765	1.62	(11)	1.62	0.83	337
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	—		0.61	11.28	6.39		114,697	1.64	(11)	1.64	0.51	275

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Rampart Multi-Asset Trend
Fund (Continued)
Class C
10/1/17 to 3/31/18(15)	$10.53	(0.01)	0.34	0.33	—	—	—	0.33	$10.86	3.13%		$46,529	2.38%		2.38%	(0.13)%	63%
10/1/16 to 9/30/17	10.10	(0.02)	0.45	0.43	—	—	—	0.43	10.53	4.26		51,105	2.39	(11)	2.39	(0.23)	167
10/1/15 to 9/30/16	9.80	(0.08)	0.38	0.30	—	—	—	0.30	10.10	3.06		80,962	2.36	(11)(12)	2.36	(0.80)	223
10/1/14 to 9/30/15	11.73	(0.09)	(0.91)	(1.00)	—	(0.93)	(0.93)	(1.93)	9.80	(9.23)		139,223	2.36	(11)	2.37	(0.89)	519
10/1/13 to 9/30/14	11.19	0.01	0.68	0.69	—	(0.15)	(0.15)	0.54	11.73	6.15		331,980	2.35	(11)	2.37	0.09	337
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	0.59	11.19	5.71		230,459	2.37	(11)	2.39	(0.23)	275

Class I
10/1/17 to 3/31/18(15)	$10.90	0.05	0.34	0.39	—	—	—	0.39	$11.29	3.58%		$17,748	1.39%		1.39%	0.86%	63%
10/1/16 to 9/30/17	10.34	0.08	0.48	0.56	—	—	—	0.56	10.90	5.42		17,443	1.40	(11)	1.40	0.76	167
10/1/15 to 9/30/16	9.99	0.02	0.38	0.40	(0.05)	—	(0.05)	0.35	10.34	3.97		28,522	1.36	(11)(12)	1.36	0.16	223
10/1/14 to 9/30/15	11.88	0.01	(0.91)	(0.90)	(0.06)	(0.93)	(0.99)	(1.89)	9.99	(8.36)		73,528	1.36	(11)	1.36	0.11	519
10/1/13 to 9/30/14	11.31	0.13	0.69	0.82	(0.10)	(0.15)	(0.25)	0.57	11.88	7.20		316,599	1.37	(11)	1.37	1.06	337
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	0.62	11.31	6.70		248,984	1.39	(11)	1.39	0.74	275
Rampart Sector Trend Fund
Class A
10/1/17 to 3/31/18(15)	$12.20	0.05	0.53	0.58	(0.12)	—	(0.12)	0.46	$12.66	4.71%		$92,754	1.00%		1.00%	0.77%	111%
10/1/16 to 9/30/17	11.29	0.11	0.94	1.05	(0.14)	—	(0.14)	0.91	12.20	9.46	(13)	99,321	1.03	(13)	1.03	0.98	259
10/1/15 to 9/30/16	11.00	0.11	0.26	0.37	(0.08)	—	(0.08)	0.29	11.29	3.36		131,389	1.05	(12)	1.05	1.00	337
10/1/14 to 9/30/15	15.21	0.05	(0.71)	(0.66)	(0.05)	(3.50)	(3.55)	(4.21)	11.00	(6.19)		156,759	0.98		0.98	0.39	576
10/1/13 to 9/30/14	13.87	0.15	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81		316,571	0.98		0.98	1.02	129
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63		257,492	1.00		1.00	1.29	123

Class C
10/1/17 to 3/31/18(15)	$11.94	—	0.52	0.52	— (5)	—	— (5)	0.52	$12.46	4.38%		$93,865	1.76%		1.76%	0.00%	111%
10/1/16 to 9/30/17	11.04	0.02	0.93	0.95	(0.05)	—	(0.05)	0.90	11.94	8.68	(13)	105,603	1.78	(13)	1.78	0.22	259
10/1/15 to 9/30/16	10.76	0.03	0.25	0.28	—	—	—	0.28	11.04	2.60		167,265	1.80	(12)	1.80	0.24	337
10/1/14 to 9/30/15	15.02	(0.04)	(0.69)	(0.73)	(0.02)	(3.51)	(3.53)	(4.26)	10.76	(6.86)		206,556	1.74		1.74	(0.34)	576
10/1/13 to 9/30/14	13.73	0.04	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89		296,160	1.73		1.73	0.28	129
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80		217,861	1.74		1.75	0.57	123

Class I
10/1/17 to 3/31/18(15)	$12.19	0.06	0.54	0.60	(0.15)	—	(0.15)	0.45	$12.64	4.90%		$62,200	0.76%		0.76%	1.01%	111%
10/1/16 to 9/30/17	11.28	0.14	0.94	1.08	(0.17)	—	(0.17)	0.91	12.19	9.77	(13)	72,187	0.78	(13)	0.78	1.22	259
10/1/15 to 9/30/16	11.02	0.13	0.27	0.40	(0.14)	—	(0.14)	0.26	11.28	3.65		102,905	0.80	(12)	0.80	1.21	337
10/1/14 to 9/30/15	15.21	0.08	(0.71)	(0.63)	(0.05)	(3.51)	(3.56)	(4.19)	11.02	(5.90)		169,977	0.73		0.73	0.65	576
10/1/13 to 9/30/14	13.87	0.19	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08		313,147	0.73		0.73	1.29	129
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92		173,096	0.75		0.75	1.56	123

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
Vontobel Global
Opportunities Fund
Class A
10/1/17 to 3/31/18(15)	$16.22	(0.02)	0.85	0.83	— (5)	(0.90)	(0.90)	(0.07)	$16.15	5.13%		$106,773	1.42%		1.42%	(0.22)%		15%
10/1/16 to 9/30/17	13.69	0.02	2.64	2.66	(0.05)	(0.08)	(0.13)	2.53	16.22	19.54	(13)	113,151	1.45	(13)	1.46	0.05	(13)	37
10/1/15 to 9/30/16	12.32	0.05	1.35	1.40	(0.03)	—	(0.03)	1.37	13.69	11.38		105,967	1.47	(12)	1.48	0.37		29
10/1/14 to 9/30/15	12.12	0.05	0.21	0.26	(0.06)	—	(0.06)	0.20	12.32	2.15		87,769	1.45		1.45	0.42		40
10/1/13 to 9/30/14	11.07	0.08	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18		77,738	1.48		1.46	0.70		41
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05		78,434	1.55		1.50	0.69		61

Class C
10/1/17 to 3/31/18(15)	$14.06	(0.07)	0.74	0.67	—	(0.90)	(0.90)	(0.23)	$13.83	4.77%		$33,516	2.17%		2.17%	(0.96)%		15%
10/1/16 to 9/30/17	11.93	(0.08)	2.29	2.21	—	(0.08)	(0.08)	2.13	14.06	18.61	(13)	30,065	2.21	(13)	2.22	(0.68	)(13)	37
10/1/15 to 9/30/16	10.79	(0.04)	1.18	1.14	—	—	—	1.14	11.93	10.57		23,070	2.23	(12)	2.24	(0.34)		29
10/1/14 to 9/30/15	10.66	(0.01)	0.16	0.15	(0.02)	—	(0.02)	0.13	10.79	1.42		14,431	2.21		2.21	(0.13)		40
10/1/13 to 9/30/14	9.76	— (5)	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32		3,455	2.23		2.21	(0.04)		41
10/1/12 to 9/30/13	8.77	— (5)	0.99	0.99	—	—	—	0.99	9.76	11.29		2,963	2.30		2.24	(0.03)		61

Class I
10/1/17 to 3/31/18(15)	$16.23	0.01	0.85	0.86	(0.05)	(0.90)	(0.95)	(0.09)	$16.14	5.33%		$93,238	1.15%		1.15%	0.08%		15%
10/1/16 to 9/30/17	13.69	0.06	2.63	2.69	(0.07)	(0.08)	(0.15)	2.54	16.23	19.83	(13)	76,222	1.20	(13)	1.21	0.38	(13)	37
10/1/15 to 9/30/16	12.32	0.08	1.35	1.43	(0.06)	—	(0.06)	1.37	13.69	11.65		48,155	1.23	(12)	1.23	0.64		29
10/1/14 to 9/30/15	12.11	0.08	0.21	0.29	(0.08)	—	(0.08)	0.21	12.32	2.37		38,104	1.20		1.20	0.67		40
10/1/13 to 9/30/14	11.07	0.11	1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49		33,917	1.23		1.21	0.97		41
10/1/12 to 9/30/13	9.91	0.10	1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36		29,540	1.30		1.30	0.94		61

Class R6
1/30/18(6) to 3/31/18(15)	$17.27	0.02	(1.15)	(1.13)	—	—	—	(1.13)	$16.14	(6.27)%		$94	1.10%		1.10%	0.59%		15	%(14)
Vontobel Greater European
Opportunities Fund
Class A
10/1/17 to 3/31/18(15)	$17.62	—	(0.06)	(0.06)	(0.24)	(1.73)	(1.97)	(2.03)	$15.59	(0.62)%		$3,909	1.45%		2.24%	0.03%		8%
10/1/16 to 9/30/17	15.86	0.04	1.96	2.00	(0.24)	—	(0.24)	1.76	17.62	12.89		4,224	1.44		1.90	0.26		42
10/1/15 to 9/30/16	15.20	0.17	0.59	0.76	(0.10)	—	(0.10)	0.66	15.86	4.99		11,364	1.46	(12)	1.82	1.06		49
10/1/14 to 9/30/15	15.32	0.16	0.01	0.17	(0.10)	(0.19)	(0.29)	(0.12)	15.20	1.19		13,306	1.45		1.89	1.02		35
10/1/13 to 9/30/14	15.87	0.09	(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)		12,703	1.45		1.91	0.54		65
10/1/12 to 9/30/13	14.20	0.13	2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92		13,433	1.45		2.22	0.86		75

Class C
10/1/17 to 3/31/18(15)	$17.22	(0.06)	(0.06)	(0.12)	(0.13)	(1.73)	(1.86)	(1.98)	$15.24	(1.04)%		$2,166	2.20%		2.96%	(0.69)%		8%
10/1/16 to 9/30/17	15.58	(0.02)	1.86	1.84	(0.20)	—	(0.20)	1.64	17.22	12.06		2,208	2.19		2.66	(0.10)		42
10/1/15 to 9/30/16	14.95	0.04	0.59	0.63	—	—	—	0.63	15.58	4.21		2,292	2.23	(12)	2.58	0.26		49
10/1/14 to 9/30/15	15.08	0.05	0.01	0.06	— (5)	(0.19)	(0.19)	(0.13)	14.95	0.43		1,564	2.20		2.64	0.34		35
10/1/13 to 9/30/14	15.71	(0.02)	(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)		1,130	2.20		2.67	(0.12)		65
10/1/12 to 9/30/13	14.10	0.03	2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11		607	2.20		2.92	0.21		75

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
Vontobel Greater European
Opportunities Fund (Continued)
Class I
10/1/17 to 3/31/18(15)	$17.65	0.01	(0.05)	(0.04)	(0.29)	(1.73)	(2.02)	(2.06)	$15.59	(0.57)%	$3,659	1.20%		1.95%	0.09%	8%
10/1/16 to 9/30/17	15.91	0.17	1.87	2.04	(0.30)	—	(0.30)	1.74	17.65	13.21	9,822	1.19		1.67	1.02	42
10/1/15 to 9/30/16	15.26	0.25	0.54	0.79	(0.14)	—	(0.14)	0.65	15.91	5.22	8,893	1.22	(12)	1.56	1.57	49
10/1/14 to 9/30/15	15.38	0.24	(0.02)	0.22	(0.15)	(0.19)	(0.34)	(0.12)	15.26	1.47	5,751	1.20		1.63	1.55	35
10/1/13 to 9/30/14	15.92	0.14	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)	2,751	1.20		1.68	0.89	65
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19	1,918	1.20		1.96	0.39	75

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Portfolio Turnover Rate is due to high volume of portfolio activity and the limited number of investments held.
(10)	See Note 4D in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	The Fund is currently under its expense limitation.
(12)	Net expense ratios include extraordinary proxy expenses.
(13)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

Duff& Phelps Global Infrastructure Fund		Rampart Sector Trend Fund		VontobelGlobal Opportunities Fund
Class A	—*	Class A	—*	Class A	0.06%
Class C	—*	Class C	—*	Class C	0.05%
Class I	—*	Class I	—*	Class I	0.05%

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

Duff& Phelps Global Infrastructure Fund		Rampart Sector Trend Fund		VontobelGlobal Opportunities Fund
Class A	—*	Class A	—*	Class A	0.06%
Class C	—*	Class C	—*	Class C	0.05%
Class I	—*	Class I	—*	Class I	0.05%

*	no impact

(14)	Portfolio Turnover is representative of the Fund for the entire year.
(15)	Unaudited.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which 17 (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and all of the Funds except the Herzfeld Fund are diversified. The Funds have the following investment objectives:

Fund	Investment Objective
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Equity Fund	Long-term capital appreciation.
Duff & Phelps International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Herzfeld Fund	Capital appreciation and current income.
Horizon International Wealth Masters Fund	Capital appreciation.
Horizon Wealth Masters Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Cap Fund	Capital appreciation.
Rampart Alternatives Diversifier Fund	Long-term capital appreciation.
Rampart Equity Trend Fund	Long-term capital appreciation.
Rampart Global Equity Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Rampart Low Volatility Equity Fund	Capital appreciation with lower volatility than U.S. markets over a full market cycle.
Rampart Multi-Asset Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Rampart Sector Trend Fund	Long-term capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.

There	is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, KAR International Small-Cap Fund, Rampart Equity Trend Fund, and Vontobel Global Opportunities Fund also offer Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Effective March 6, 2017, the Vontobel Global Opportunities Fund Class B shares were converted to Class A shares. Prior to conversion, Class B shares were only available to existing shareholders through qualifying transactions.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments on Class R6 shares.

The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low balance account fees” in each Fund’s Statements of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

Each Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Funds did not loan securities.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Foreign Currency Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

B.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Low Volatility Equity Fund invested in writing index call options and buying call options on CBOE VIX® futures. Both are used as techniques for limiting the volatility of the Fund’s portfolio.

The following is a summary of the Fund’s option contracts, categorized as equity risk, presented in the financial statements as of March 31, 2018:

Statements of Assets and Liabilities
Liabilities: Written options at value	$—	*

Net asset (liability) balance	$—	*

Statements of Operations
Net realized gain (loss) on purchased options	$3	(1)
Net realized gain (loss) on written options	(79)
Net change in unrealized appreciation (depreciation) from purchased options	—	*(2)
Net change in unrealized appreciation (depreciation) from written options	2

Total realized and unrealized gain (loss) on purchased and written options	$(74)

(1)	Amount included in Net realized gain (loss) from unaffiliated investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) from unaffiliated investments and is less than $500.

For the period ended March 31, 2018, the average daily premiums paid by the Fund for purchased options were $—*, and the average daily premiums received for written options by the Fund were $2.

*	Amount is less than $500.

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Duff & Phelps International Equity Fund	0.85%	0.80%	0.75%
Rampart Global Equity Trend Fund	1.00	0.95	0.90
Rampart Low Volatility Equity Fund	0.95	0.90	0.85
Rampart Multi-Asset Trend Fund	1.00	0.95	0.90

	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00%	0.95%
Horizon International Wealth Masters Fund	0.90	0.85
Horizon Wealth Masters Fund	0.85	0.80
KAR Emerging Markets Small-Cap Fund	1.20	1.15
KAR International Small-Cap Fund	1.00	0.95
Rampart Equity Trend Fund	1.00	0.95
Rampart Sector Trend Fund	0.45	0.40
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Rampart Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser	Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)	Rampart Alternatives Diversifier Fund	Rampart(4)(5)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)	Rampart Equity Trend Fund	Rampart(4)
Duff & Phelps International Equity Fund	DPIM(1)	Rampart Global Equity Trend Fund	Rampart(4)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)	Rampart Low Volatility Equity Fund	Rampart(4)
Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc.	Rampart Multi-Asset Trend Fund	Rampart(4)
Horizon International Wealth Masters Fund	Horizon(2)	Rampart Sector Trend Fund	Rampart(4)
Horizon Wealth Masters Fund	Horizon(2)	Vontobel Global Opportunities Fund	Vontobel(6)
KAR Emerging Markets Small-Cap Fund	KAR(3)	Vontobel Greater European Opportunities Fund	Vontobel(6)
KAR International Small-Cap Fund	KAR(3)

(1)	Duff & Phelps Investment Management Co., an indirect wholly owned subsidiary of Virtus.
(2)	Horizon Asset Management, LLC
(3)	Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly owned subsidiary of Virtus.
(4)	Rampart Investment Management Co. LLC, an indirect wholly owned subsidiary of Virtus.
(5)	Prior to August 25, 2017, there was no subadviser for the Fund.
(6)	Vontobel Asset Management, Inc.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed on an annualized basis the following percentages of average net assets through January 31, 2019.

	Class A	Class C	Class I	Class R6
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.95	%(4)
Duff & Phelps International Equity Fund(1)	1.27	2.02	1.02	N/A
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Herzfeld Fund†	1.60	2.35	1.35	N/A
Horizon International Wealth Masters Fund(2)	1.32	2.07	1.07	N/A
Horizon Wealth Masters Fund(3)	1.25	2.00	1.00	N/A
KAR Emerging Markets Small-Cap Fund	1.85	2.60	1.60	N/A
KAR International Small-Cap Fund	1.60	2.35	1.35	1.24
Rampart Equity Trend Fund†	1.60	2.35	1.35	1.26
Rampart Global Equity Trend Fund	1.75	2.50	1.50	N/A
Rampart Low Volatility Equity Fund	1.55	2.30	1.30	N/A
Rampart Multi-Asset Trend Fund†	1.75	2.50	1.50	N/A
Vontobel Global Opportunities Fund†	1.55	2.30	1.30	1.27
Vontobel Greater European Opportunities Fund	1.45	2.20	1.20	N/A

†	Each share class is currently below its expense cap.
(1)	Effective January 1, 2018. For the period October 1, 2017, through December 31, 2017, the expense caps were as follows for Class A, Class C, and Class I, respectively: 1.50%, 2.25%, and 1.25%.
(2)	Effective January 1, 2018. For the period October 1, 2017, through December 31, 2017, the expense caps were as follows for Class A, Class C, and Class I, respectively: 1.55%, 2.30%, and 1.30%.
(3)	Effective January 1, 2018. For the period October 1, 2017, through December 31, 2017, the expense caps were as follows for Class A, Class C, and Class I, respectively: 1.45%, 2.20%, and 1.20%.
(4)	Effective March 29, 2018. For the period October 1, 2017, through March 28, 2018, the expense cap was 1.04% for Class R6.

D.	Expense Recapture

Under certain conditions, for certain Funds, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
Fund	2018	2019	2020	2021	Total
Duff & Phelps Global Real Estate Securities Fund
Class A	$20	$63	$107	$111	$301
Class C	5	13	19	5	42
Class I	21	88	218	48	375
Class R6	—	—	1	3	4

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Fiscal Year Ended
Fund	2018	2019		2020		2021		Total
Duff & Phelps International Equity Fund
Class A	$10	$25		$19		$10		$64
Class C	7	20		14		8		49
Class I	20	51		47		25		143
Duff & Phelps International Real Estate Securities Fund
Class A	21	43		26		7		97
Class C	4	9		6		3		22
Class I	44	100		98		54		296
Herzfeld Fund
Class A	4	10		6		1		21
Class C	8	19		12		3		42
Class I	7	27		19		1		54
Horizon International Wealth Masters Fund
Class A	2	3		4		2		11
Class C	2	2		2		1		7
Class I	61	94		91		46		292
Horizon Wealth Masters Fund
Class A	8	34		19		13		74
Class C	5	24		17		15		61
Class I	6	19		19		19		63
KAR Emerging Markets Small-Cap Fund
Class A	3	6		9		4		22
Class C	1	2		2		1		6
Class I	38	78		69		30		215
KAR International Small Cap Fund
Class A	—	4		5		—		9
Class C	—	—		2		—		2
Class I	1	99		66		—		166
Class R6	—	—		1		—		1
Rampart Equity Trend Fund
Class A	—	284		164		—		448
Class C	—	998		474		—	*	1,472
Class I	—	158		119		—		277
Class R6	—	—	*	—	*	—		—	*
Rampart Global Equity Trend Fund
Class A	—	2		17		9		28
Class C	—	3		24		12		39
Class I	—	1		8		5		14
Rampart Low Volatility Equity Fund
Class A	11	29		16		7		63
Class C	8	15		7		4		34
Class I	9	23		40		22		94
Vontobel Greater European Opportunities Fund
Class A	30	48		25		17		120
Class C	3	6		10		9		28
Class I	12	37		56		21		126

*	Amount is less than $500.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $35 of Class A shares and CDSC of $2 and $5 for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2018, the Funds incurred administration fees from the Trust totaling $840 which are included in the Statements of Operations within the line item “Administration fees”.

For the period ended March 31, 2018, the Funds incurred transfer agent fees from the Trust totaling $1,355 which are included in the Statements of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Duff & Phelps Global Infrastructure Fund
Class R6	727,727	$10,326
Duff & Phelps Global Real Estate Securities Fund
Class I	132,523	3,793
Class R6	254,277	7,282
Duff & Phelps International Equity Fund
Class A	10,200	114
Class C	10,054	110
Class I	82,983	925
Duff & Phelps International Real Estate Securities Fund
Class I	558,108	4,102
Horizon International Wealth Masters Fund
Class A	10,558	127
Class C	10,315	124
Class I	510,527	6,157
KAR Emerging Markets Small-Cap Fund
Class A	10,853	135
Class C	10,485	130
Class I	306,330	3,808
KAR International Small-Cap Fund
Class R6	258,238	4,511
Rampart Equity Trend Fund
Class R6	14,720	219
Rampart Low Volatility Equity Fund
Class A	11,448	125
Class C	11,342	121
Class I	150,812	1,650
Vontobel Global Opportunities Fund
Class R6	5,807	94

H.	Investments in Affiliates

A summary of the Rampart Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended March 31, 2018, is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Equity Funds—41.5%
Duff & Phelps Global Infrastructure Fund, Class R6(3)	$7,267	$4,662	$5,348	$195	$(545)	439,134	$6,231	$78	$67
Duff & Phelps Global Real Estate Securities Fund, Class I(3)	4,029	84	300	60	(81)	132,523	3,792	76	7
Duff & Phelps International Real Estate Securities Fund, Class I(3)	4,466	100	725	108	148	558,108	4,097	100	—
Duff & Phelps Real Estate Securities Fund, Class I(3)	2,922	432	250	33	(593)	103,432	2,544	22	410

Fixed Income Fund—9.5%
Newfleet Senior Floating Rate Fund, Class I(3)	4,111	91	400	1	(5)	403,648	3,798	90	—

	$22,795	$5,369	$7,023	$397	$(1,076)		$20,462	$366	$484

(1)	The Rampart Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2018, the Fund was the owner of record of approximately 15% of Virtus Duff & Phelps International Real Estate Securities Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2018.

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2018, were as follows:

	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$23,892	$33,809
Duff & Phelps Global Real Estate Securities Fund	46,707	58,904
Duff & Phelps International Equity Fund	937	2,915
Duff & Phelps International Real Estate Securities Fund	4,249	4,441
Herzfeld Fund	22,126	13,304
Horizon International Wealth Masters Fund	372	429
Horizon Wealth Masters Fund	9,948	16,280
KAR Emerging Markets Small-Cap Fund	7,387	2,321
KAR International Small-Cap Fund	203,989	47,200
Rampart Alternatives Diversifier Fund	5,369	9,465
Rampart Equity Trend Fund	142,314	248,416
Rampart Global Equity Trend Fund	5,988	9,824
Rampart Low Volatility Equity Fund	7,396	7,491
Rampart Multi-Asset Trend Fund	53,109	61,280
Rampart Sector Trend Fund	296,792	338,964
Vontobel Global Opportunities Fund	43,719	33,989
Vontobel Greater European Opportunities Fund	968	7,531

There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2018.

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	169	$2,544	702	$9,629	78	$2,253	569	$15,499
Reinvestment of distributions	48	706	146	1,965	10	285	49	1,295
Shares repurchased	(309)	(4,550)	(1,951)	(27,011)	(220)	(6,372)	(2,143)	(57,741)

Net Increase / (Decrease)	(92)	$(1,300)	(1,103)	$(15,417)	(132)	$(3,834)	(1,525)	$(40,947)

Class C
Sale of shares	40	$599	217	$2,983	27	$750	73	$1,939
Reinvestment of distributions	24	349	68	912	6	171	9	237
Shares repurchased	(255)	(3,758)	(693)	(9,593)	(63)	(1,760)	(176)	(4,735)

Net Increase / (Decrease)	(191)	$(2,810)	(408)	$(5,698)	(30)	$(839)	(94)	$(2,559)

Class I
Sale of shares	333	$4,982	2,260	$31,812	736	$21,336	3,140	$85,671
Reinvestment of distributions	69	1,025	134	1,843	112	3,250	157	4,220
Shares repurchased	(1,552)	(22,892)	(1,523)	(21,463)	(1,171)	(33,675)	(1,839)	(50,875)

Net Increase / (Decrease)	(1,150)	$(16,885)	871	$12,192	(323)	$(9,089)	1,458	$39,016

Class R6
Sale of shares	748	$11,112	—	$—	18	$501	284	$8,017
Reinvestment of distributions	4	52	—	—	6	172	— (1)	3
Shares repurchased	(24)	(350)	—	—	(34)	(991)	(13)	(380)

Net Increase / (Decrease)	728	$10,814	—	$—	(10)	$(318)	271	$7,640

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Duff & Phelps International Equity Fund				Duff & Phelps International Real Estate Securities Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	5	$62	12	$121	14	$104	90	$591
Reinvestment of distributions	2	18	1	10	5	40	84	505
Shares repurchased	(15)	(173)	(71)	(715)	(60)	(434)	(1,009)	(6,526)

Net Increase / (Decrease)	(8)	$(93)	(58)	$(584)	(41)	$(290)	(835)	$(5,430)

Class C
Sale of shares	— (1)	$4	12	$125	22	$153	8	$55
Reinvestment of distributions	1	9	—	—	1	8	15	88
Shares repurchased	(10)	(108)	(41)	(404)	(22)	(161)	(162)	(1,036)

Net Increase / (Decrease)	(9)	$(95)	(29)	$(279)	1	$— (2)	(139)	$(893)

Class I
Sale of shares	10	$121	63	$628	338	$2,449	1,130	$7,371
Reinvestment of distributions	5	49	3	29	69	499	238	1,434
Shares repurchased	(33)	(373)	(121)	(1,250)	(372)	(2,692)	(1,612)	(10,400)

Net Increase / (Decrease)	(18)	$(203)	(55)	$(593)	35	$256	(244)	$(1,595)

	Herzfeld Fund				Horizon International Wealth Masters Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	259	$3,183	571	$6,540	3	$36	3	$29
Reinvestment of distributions	12	149	24	277	— (1)	3	— (1)	3
Shares repurchased	(373)	(4,663)	(938)	(10,697)	(9)	(105)	(7)	(73)

Net Increase / (Decrease)	(102)	$(1,331)	(343)	$(3,880)	(6)	$(66)	(4)	$(41)

Class C
Sale of shares	124	$1,534	460	$5,183	— (1)	$— (2)	1	$6
Reinvestment of distributions	18	220	39	447	— (1)	1	— (1)	1
Shares repurchased	(146)	(1,800)	(347)	(3,998)	(1)	(13)	— (1)	(1)

Net Increase / (Decrease)	(4)	$(46)	152	$1,632	(1)	$(12)	1	$6

Class I
Sale of shares	665	$8,232	2,471	$28,062	—	$—	—	$—
Reinvestment of distributions	51	628	96	1,119	8	94	8	75
Shares repurchased	(596)	(7,370)	(1,430)	(16,587)	—	—	—	—

Net Increase / (Decrease)	120	$1,490	1,137	$12,594	8	$94	8	$75

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Horizon Wealth Masters Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	28	$494	163	$2,547	56	$677	136	$1,445
Reinvestment of distributions	9	163	13	207	1	7	1	10
Shares repurchased	(146)	(2,577)	(1,241)	(19,508)	(80)	(913)	(28)	(282)

Net Increase / (Decrease)	(109)	$(1,920)	(1,065)	$(16,754)	(23)	$(229)	109	$1,173

Class C
Sale of shares	38	$653	106	$1,635	4	$47	16	$169
Reinvestment of distributions	9	158	—	—	—	—	— (1)	2
Shares repurchased	(133)	(2,288)	(553)	(8,446)	— (1)	(6)	— (1)	(4)

Net Increase / (Decrease)	(86)	$(1,477)	(447)	$(6,811)	4	$41	16	$167

Class I
Sale of shares	101	$1,782	1,013	$16,032	610	$7,166	384	$4,056
Reinvestment of distributions	13	233	13	198	8	97	10	93
Shares repurchased	(225)	(3,988)	(622)	(9,837)	(68)	(794)	(80)	(827)

Net Increase / (Decrease)	(111)	$(1,973)	404	$6,393	550	$6,469	314	$3,322

	KAR International Small-Cap Fund				Rampart Alternatives Diversifier Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	860	$14,570	1,332	$19,861	86	$960	270	$2,927
Reinvestment of distributions	21	337	5	76	8	96	22	240
Shares repurchased	(230)	(3,877)	(351)	(5,096)	(96)	(1,087)	(1,048)	(11,273)

Net Increase / (Decrease)	651	$11,030	986	$14,841	(2)	$(31)	(756)	$(8,106)

Class C
Sale of shares	631	$10,483	771	$11,570	9	$99	25	$268
Reinvestment of distributions	13	205	3	29	6	64	5	53
Shares repurchased	(46)	(776)	(49)	(690)	(173)	(1,927)	(640)	(6,835)

Net Increase / (Decrease)	598	$9,912	725	$10,909	(158)	$(1,764)	(610)	$(6,514)

Class I
Sale of shares	9,632	$164,096	8,528	$126,312	119	$1,335	808	$8,672
Reinvestment of distributions	205	3,334	94	1,288	18	202	42	449
Shares repurchased	(1,380)	(23,530)	(897)	(13,422)	(393)	(4,406)	(861)	(9,267)

Net Increase / (Decrease)	8,457	$143,900	7,725	$114,178	(256)	$(2,869)	(11)	$(146)

Class R6
Sale of shares	1,081	$17,673	2,429	$35,194	—	$—	—	$—
Reinvestment of distributions	52	839	7	107	—	—	—	—
Shares repurchased	(438)	(7,504)	(175)	(2,835)	—	—	—	—

Net Increase / (Decrease)	695	$11,008	2,261	$32,466	—	$—	—	$—

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Rampart Equity Trend Fund				Rampart Global Equity Trend Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	110	$1,637	402	$5,102	9	$101	16	$167
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(1,648)	(24,134)	(10,567)	(133,254)	(176)	(2,088)	(365)	(3,697)

Net Increase / (Decrease)	(1,538)	$(22,497)	(10,165)	$(128,152)	(167)	$(1,987)	(349)	$(3,530)

Class C
Sale of shares	48	$689	185	$2,274	8	$95	21	$208
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(3,122)	(43,776)	(16,244)	(198,159)	(145)	(1,639)	(575)	(5,722)

Net Increase / (Decrease)	(3,074)	$(43,087)	(16,059)	$(195,885)	(137)	$(1,544)	(554)	$(5,514)

Class I
Sale of shares	538	$7,980	3,598	$46,378	28	$334	71	$726
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(3,362)	(49,110)	(15,780)	(198,999)	(52)	(622)	(305)	(3,074)

Net Increase / (Decrease)	(2,824)	$(41,130)	(12,182)	$(152,621)	(24)	$(288)	(234)	$(2,348)

Class R6
Sale of shares	24	$353	—	$—	—	$—	—	$—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	24	$353	—	$—	—	$—	—	$—

	Rampart Low Volatility Equity Fund				Rampart Multi-Asset Trend Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	— (1)	$1	— (1)	$2	99	$1,126	70	$729
Reinvestment of distributions	4	50	— (1)	1	—	—	—	—
Shares repurchased	(3)	(39)	(101)	(1,188)	(331)	(3,683)	(1,284)	(13,303)

Net Increase / (Decrease)	1	$12	(101)	$(1,185)	(232)	$(2,557)	(1,214)	$(12,574)

Class C
Sale of shares	6	$68	—	$—	40	$440	108	$1,092
Reinvestment of distributions	2	26	—	—	—	—	—	—
Shares repurchased	(4)	(49)	(22)	(259)	(609)	(6,608)	(3,274)	(32,980)

Net Increase / (Decrease)	4	$45	(22)	$(259)	(569)	$(6,168)	(3,166)	$(31,888)

Class I
Sale of shares	— (1)	$— (2)	— (1)	$1	249	$2,771	296	$3,118
Reinvestment of distributions	15	174	1	16	—	—	—	—
Shares repurchased	—	—	(4)	(44)	(278)	(3,135)	(1,453)	(15,043)

Net Increase / (Decrease)	15	$174	(3)	$(27)	(29)	$(364)	(1,157)	$(11,925)

(1)	Amount is less than 500 shares.
(2)	See Note 1 in Notes to Financial Statements for more information.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Rampart Sector Trend Fund				Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	78	$1,008	1,370	$15,660	328	$5,466	1,510	$22,056
Conversion from Class B shares(2)	—	—	—	—	—	—	10	149
Reinvestment of distributions	54	696	124	1,376	359	5,810	64	855
Shares repurchased	(951)	(12,269)	(4,990)	(57,059)	(1,052)	(17,685)	(2,347)	(34,085)

Net Increase / (Decrease)	(819)	$(10,565)	(3,496)	$(40,023)	(365)	$(6,409)	(763)	$(11,025)

Class B
Reinvestment of distributions	—	$—	—	$—	—	$—	— (1)	$1
Shares repurchased	—	—	—	—	—	—	(10)	(119)
Conversion to Class A shares(2)	—	—	—	—	—	—	(12)	(148)

Net Increase / (Decrease)	—	$—	—	$—	—	$—	(22)	$(266)

Class C
Sale of shares	65	$823	639	$7,011	311	$4,453	666	$8,575
Reinvestment of distributions	2	22	52	569	136	1,893	12	139
Shares repurchased	(1,378)	(17,311)	(6,991)	(78,413)	(162)	(2,300)	(474)	(6,008)

Net Increase / (Decrease)	(1,311)	$(16,466)	(6,300)	$(70,833)	285	$4,046	204	$2,706

Class I
Sale of shares	558	$7,170	3,160	$35,992	1,374	$23,043	2,580	$38,503
Reinvestment of distributions	58	744	107	1,180	195	3,157	14	185
Shares repurchased	(1,618)	(20,602)	(6,464)	(73,736)	(487)	(8,071)	(1,416)	(21,454)

Net Increase / (Decrease)	(1,002)	$(12,688)	(3,197)	$(36,564)	1,082	$18,129	1,178	$17,234

Class R6
Sale of shares	—	$—	—	$—	6	$100	—	$—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	—	$—	—	$—	6	$100	—	$—

	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	25	$424	113	$1,829
Reinvestment of distributions	30	476	8	110
Shares repurchased	(44)	(703)	(597)	(9,066)

Net Increase / (Decrease)	11	$197	(476)	$(7,127)

Class C
Sale of shares	17	$272	33	$533
Reinvestment of distributions	15	237	2	28
Shares repurchased	(18)	(288)	(54)	(845)

Net Increase / (Decrease)	14	$221	(19)	$(284)

Class I
Sale of shares	45	$744	847	$13,291
Reinvestment of distributions	37	587	14	196
Shares repurchased	(403)	(6,996)	(863)	(14,092)

Net Increase / (Decrease)	(321)	$(5,665)	(2)	$(605)

(1)	Amount is less than 500 shares.
(2)	See Note 1 in Notes to Financial Statements for more information.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	7. Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust and/or the Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements and they expect the risk of loss to be remote.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2018, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	41%
Duff & Phelps Global Infrastructure Fund	Industrials	32%
Duff & Phelps International Equity Fund	Financials	25%
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	42%
Horizon International Wealth Masters Fund	Consumer Discretionary	31%
Horizon Wealth Masters Fund	Consumer Discretionary	34%
KAR Emerging Markets Small-Cap Fund	Information Technology	27%
KAR International Small-Cap Fund	Information Technology	33%
Vontobel Greater European Opportunities Fund	Consumer Staples	32%

Note	9. 10% Shareholders

As of March 31, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund#	12%	1
Duff & Phelps Global Real Estate Securities Fund#	36	3
Duff & Phelps International Equity Fund	37	2	*
Duff & Phelps International Real Estate Securities Fund#	68	4	*
Herzfeld Fund	56	4
Horizon International Wealth Masters Fund	95	1	*
Horizon Wealth Masters Fund	14	1
KAR Emerging Markets Small-Cap Fund	64	2	*
KAR International Small-Cap Fund	43	3
Rampart Alternatives Diversifier Fund	11	1
Rampart Equity Trend Fund	22	2
Rampart Global Equity Trend Fund	12	1
Rampart Low Volatility Equity Fund	82	2	*
Rampart Multi-Asset Trend Fund	23	1
Vontobel Global Opportunities Fund	11	1
Vontobel Greater European Opportunities Fund	45	3

*	Includes affiliated shareholder account.
#	The Fund is owned by Rampart Alternatives Diversifier Fund. Rampart Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2018, Rampart Alternatives Diversifier Fund was the owner of record of approximately 15% of the Duff & Phelps International Real Estate Securities Fund. The other affiliated funds held by the Rampart Alternatives Diversifier Fund were less than 10% each.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$91,682	$15,065	$(3,660)	$11,405
Duff & Phelps Global Real Estate Securities Fund	167,213	18,627	(4,502)	14,125
Duff & Phelps International Equity Fund	1,822	379	(39)	340
Duff & Phelps International Real Estate Securities Fund	22,353	4,177	(147)	4,030
Herzfeld Fund	61,057	4,195	(1,294)	2,901
Horizon International Wealth Masters Fund	5,417	1,442	(407)	1,035
Horizon Wealth Masters Fund	55,952	15,618	(2,474)	13,144
KAR Emerging Markets Small-Cap Fund	15,860	2,810	(380)	2,430
KAR International Small-Cap Fund	395,228	52,984	(3,307)	49,677
Rampart Alternatives Diversifier Fund	59,185	3,642	(22,738)	-19,096
Rampart Equity Trend Fund	373,459	108,202	(6,373)	101,829
Rampart Global Equity Trend Fund	9,023	2,017	(109)	1,908
Rampart Low Volatility Equity Fund (Including Purchased Options)	2,399	1	(57)	-56
Rampart Low Volatility Equity Fund (Written Options)	—	—	—	—
Rampart Multi-Asset Trend Fund	72,547	9,178	(879)	8,299
Rampart Sector Trend Fund	218,838	31,295	(1,625)	29,670
Vontobel Global Opportunities Fund	166,230	69,474	(2,745)	66,729
Vontobel Greater European Opportunities Fund	6,662	2,822	(84)	2,738

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018		2019		No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Duff & Phelps International Equity Fund	$—	$—	$—	$—	$942	$—	$942	$—
Duff & Phelps International Real Estate Securities Fund	3,884	—	883	—	1,696	—	6,463	—
Herzfeld Fund	—	—	—	—	—	365	—	365
KAR Emerging Markets Small-Cap Fund	—	—	—	—	—	388	—	388
Rampart Alternatives Diversifier Fund	48,770	—	—	—	—	—	48,770	—
Rampart Equity Trend Fund	—	—	—	—	541,456	—	541,456	—
Rampart Global Equity Trend Fund	—	—	—	—	12,727	—	12,727	—
Rampart Multi-Asset Trend Fund	—	—	—	—	28,164	—	28,164	—
Rampart Sector Trend Fund	1,080	—	—	—	55,819	1,501	56,899	1,501

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Borrowings

($ reported in thousands)

On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

From March 22, 2018, to March 26, 2018, the Duff & Phelps Global Real Estate Securities Fund made borrowings. The average daily borrowings under the Agreement and the weighted daily average interest rate were $2,520 and 3.12%, respectively. No other Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2018.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	12. Plans of Reorganization

A.	On October 22, 2015, the Board of Trustees of Virtus Opportunities Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Dynamic Trend Fund (the “Merged Fund”), a series of Virtus Opportunities Trust, and Virtus Rampart Equity Trend Fund (the “Acquiring Fund”), a series of Virtus Opportunities Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

On January 15, 2016, Class B shares were converted into Class A shares in the Merged Fund.

The acquisition was accomplished by a tax-free exchange of shares on February 5, 2016. The share transactions associated with the merger are as follows:

Merged Fund	Shares Outstanding			Acquiring Fund	Shares Converted			Merged Fund Net Asset Value of Converted Shares
Virtus Dynamic Trend Fund	Class	A	9,028	Virtus Rampart Equity Trend Fund	Class	A	7,287	$82,432
		C	15,688			C	11,669	128,740
		I	14,645			I	11,946	135,785
		R	9			R	7	85

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Dynamic Trend Fund	$347,042	$1,481	Virtus Rampart Equity Trend Fund	$1,271,368

Assuming the acquisition had been completed on October 1, 2015, the Virtus Rampart Equity Trend Fund results of operations for the period ended September 30, 2016, would have been as follows:

Net investment income (loss)	$2,270	(a)
Net gain (loss) on investments	(13,042	)(b)

Net increase (decrease) in assets from operations	$(10,772)

(a)	$(3,505), as reported in the Statement of Operations, plus $5,775 Net Investment Income from Virtus Dynamic Trend Fund pre-merger.
(b)	$16,480, as reported in the Statement of Operations, plus $(29,522) Net Realized and Unrealized Gain (Loss) on Investments from Virtus Dynamic Trend Fund pre-merger.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Dynamic Trend Fund that have been included in the acquiring Virtus Rampart Equity Trend Fund Statement of Operations since February 5, 2016.

Note	13. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2018:

Fund	Aggregate Value		% of Fund’s net assets
Duff & Phelps Global Real Estate Securities Fund	$—	(1)	0.0%
Duff & Phelps International Real Estate Securities Fund	$—	(1)	0.0

(1)	Amount is less than $500.

At March 31, 2018, the Funds did not hold any securities that were illiquid or restricted except as noted in the table above.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	14. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d)(1)(J) of the 1940 Act granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including ETFs, in each case subject to certain conditions.

Note	15. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distractions, disruption, and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Funds as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously sub-advised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note	16. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	17. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that the following subsequent events require recognition or disclosure in these financial statements:

Effective April 28, 2018, each of the Duff & Phelps International Equity Fund, Horizon International Wealth Masters Fund, Rampart Global Equity Trend Fund, and Rampart Low Volatility Equity Fund was liquidated at its respective net asset value.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Equity Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Herzfeld Fund, Virtus Horizon International Wealth Masters Fund, Virtus Horizon Wealth Masters Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Cap Fund, Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart Global Equity Trend Fund, Virtus Rampart Low Volatility Equity Fund, Virtus Rampart Multi-Asset Trend Fund, Virtus Rampart Sector Trend Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (individually and collectively, the “Funds”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2017.

Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 10-year periods and outperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 5-year period and underperformed its benchmark for the 1-year period.

Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Duff & Phelps International Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-and 5-year periods.

Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed its benchmark for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 1-year period.

Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3- year periods.

Virtus Horizon International Wealth Masters Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods. The Board also noted that the Fund outperformed its benchmark for the year-to-date period and underperformed its benchmark for the 1-year period.

Virtus Horizon Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-year period.

Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.

Virtus KAR International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.

Virtus Rampart Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Rampart Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Rampart Global Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Rampart Low Volatility Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed its benchmark for the 1- and 3-year periods.

Virtus Rampart Multi-Asset Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Rampart Sector Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 5-year periods.

The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart Global Equity Trend Fund, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, the Board also considered that each Fund had recently changed the subadviser(s), so that the performance shown was primarily that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance and/or management’s discussion of plans to address the underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were above the median of the Expense Group.

Virtus Duff & Phelps International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers was equal to the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Herzfeld Fund. The Board considered that the Fund’s actual management fee after waivers and its net total expenses were above the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were above the median.

Virtus Horizon International Wealth Masters Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Horizon Wealth Masters Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR International Small-Cap Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were above the median of the Expense Group.

Virtus Rampart Alternatives Diversifier Fund. The Board considered that the Fund’s actual management fee was below the median of the Expense Group and net total expenses were equal to the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were below the median.

Virtus Rampart Equity Trend Fund. The Board considered that the Fund’s actual management fee after waivers and its net total expenses were above the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were above the median.

Virtus Rampart Global Equity Trend Fund. The Board considered that the Fund’s actual management fee after waivers was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were above the median.

Virtus Rampart Low Volatility Equity Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Rampart Multi-Asset Trend Fund. The Board considered that the Fund’s actual management fee was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were above the median.

Virtus Rampart Sector Trend Fund. The Board considered that the Fund’s actual management fee and net total expenses were below the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were below the median.

Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and its net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., Horizon Asset Management LLC and Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Duff & Phelps International Equity Fund,

Virtus Horizon International Wealth Masters Fund and Virtus Horizon Wealth Masters Fund, each a series of Virtus Opportunities Trust

Supplement dated December 29, 2017 to the Summary Prospectuses dated April 10, 2017, and the Virtus Opportunities Trust Statutory Prospectus, dated April 10, 2017, each as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Duff & Phelps International Equity Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None		0.25%
Other Expenses	1.93%		1.93%		1.93%		1.93%	(b)
Total Annual Fund Operating Expenses	3.03%		3.78%		2.78%		3.03%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.76%	)	(1.76%	)	(1.76%	)	(1.76%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.27%		2.02%		1.02%		1.27%

(b)	Estimated for current fiscal year, as annualized.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 2.02% for Class C Shares, 1.02% for Class I Shares and 1.27% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$697	$1,301	$1,929	$3,611
Class C	Sold	$305	$993	$1,800	$3,907
	Held	$205	$993	$1,800	$3,907
Class I	Sold or Held	$104	$695	$1,313	$2,981
Class T	Sold or Held	$376	$1,001	$1,651	$3,391

Virtus Horizon International Wealth Masters Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.90%		0.90%		0.90%		0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None		0.25%
Other Expenses	2.12%		2.12%		2.12%		2.12%	(b)
Total Annual Fund Operating Expenses	3.27%		4.02%		3.02%		3.27%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.95%	)	(1.95%	)	(1.95%	)	(1.95%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.32%		2.07%		1.07%		1.32%

(b)	Estimated for current fiscal year, as annualized.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.07% for Class C Shares, 1.07% for Class I Shares and 1.32% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$702	$1,352	$2,025	$3,811
Class C	Sold	$310	$1,046	$1,898	$4,102
	Held	$210	$1,046	$1,898	$4,102
Class I	Sold or Held	$109	$749	$1,415	$3,199
Class T	Sold or Held	$381	$1,054	$1,750	$3,598

Virtus Horizon Wealth Masters Fund

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class T
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None		0.25%
Other Expenses	0.43%		0.43%		0.43%		0.43%	(b)
Total Annual Fund Operating Expenses	1.53%		2.28%		1.28%		1.53%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.28%	)	(0.28%	)	(0.28%	)	(0.28%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.25%		2.00%		1.00%		1.25%

(b)	Estimated for current fiscal year, as annualized.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares, 2.00% for Class C Shares, 1.00% for Class I Shares and 1.25% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$1,005	$1,336	$2,271
Class C	Sold	$303	$686	$1,195	$2,594
	Held	$203	$686	$1,195	$2,594
Class I	Sold or Held	$102	$378	$675	$1,521
Class T	Sold or Held	$374	$695	$1,038	$2,005

All Funds

Effective January 1, 2018, in the first table in the section “More Information About Fund Expenses” on page 130 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps International Equity Fund**	1.27%	2.02%	N/A	1.02%	N/A	1.27%
Virtus Horizon International Wealth Masters Fund**	1.32%	2.07%	N/A	1.07%	N/A	1.32%
Virtus Horizon Wealth Masters Fund**	1.25%	2.00%	N/A	1.00%	N/A	1.25%

**	Contractual through January 31, 2019.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Duff & Phelps Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.26%	(b)
Total Annual Fund Operating Expenses	1.11%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.16%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.95%

(b)	Restated to reflect certain contract and expense allocation changes.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 0.95% for Class R6 Shares and 1.40% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$97	$337	$596	$1,337

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	0.95%	1.40%

Investors should retain this supplement with the Prospectuses for future reference.

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574, or visit Virtus.com.

8638	05-18

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Duff & Phelps Real Estate Securities Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund

(“Duff & Phelps Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$952.80	1.41%	$6.86
Class C	1,000.00	949.50	2.09	10.16
Class I	1,000.00	954.30	1.10	5.36
Class R6	1,000.00	955.00	0.96	4.68

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

2

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,017.90	1.41%	$7.09
Class C	1,000.00	1,014.51	2.09	10.50
Class I	1,000.00	1,019.45	1.10	5.54
Class R6	1,000.00	1,020.14	0.96	4.84

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETFs”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

4

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

5

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2018.
Apartments	17%
Office	16
Industrials	15
Data Centers	14
Shopping Centers	6
Self Storage	6
Regional Malls	5
Other (includes short-term investment)	21

Total	100%

	SHARES	VALUE
COMMON STOCKS—99.4%
REAL ESTATE INVESTMENT TRUSTS—99.4%
DATA CENTERS—14.0%
CoreSite Realty Corp.	118,600	$11,891
CyrusOne, Inc.	308,400	15,793
Digital Realty Trust, Inc.	390,450	41,146
Equinix, Inc.	85,500	35,751

		104,581

DIVERSIFIED—2.0%
Vornado Realty Trust	223,095	15,014

HEALTH CARE—4.3%
Healthcare Realty Trust, Inc.	351,275	9,734
Healthcare Trust of America, Inc. Class A	860,700	22,765

		32,499

INDUSTRIAL/OFFICE—31.2%
Industrial—15.4%
DCT Industrial Trust, Inc.	562,650	31,700
Duke Realty Corp.	1,061,559	28,110
Prologis, Inc.	879,056	55,372

		115,182

	SHARES	VALUE
Office—15.8%
Alexandria Real Estate Equities, Inc.	222,005	$27,726
Cousins Properties, Inc.	1,899,339	16,486
Douglas Emmett, Inc.	554,529	20,384
Highwoods Properties, Inc.	326,028	14,287
Kilroy Realty Corp.	270,066	19,164
Paramount Group, Inc.	1,429,841	20,361

		118,408

Total Industrial / Office		233,590

LODGING/RESORTS—5.1%
Host Hotels & Resorts, Inc.	1,110,786	20,705
RLJ Lodging Trust	762,302	14,819
Summit Hotel Properties, Inc.	225,000	3,062

		38,586

RESIDENTIAL—25.4%
Apartments—16.9%
Apartment Investment & Management Co. Class A	620,300	25,277
AvalonBay Communities, Inc.	216,490	35,604

See Notes to Financial Statements

6

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Apartments—(continued)
Equity Residential	427,945	$26,370
Essex Property Trust, Inc.	82,604	19,881
Mid-America Apartment Communities, Inc.	211,800	19,325

		126,457

Manufactured Homes—4.9%
Equity LifeStyle Properties, Inc.	92,603	8,128
Sun Communities, Inc.	317,500	29,010

		37,138

Single Family Homes—3.6%
American Homes 4 Rent Class A	1,341,700	26,941

Total Residential		190,536

RETAIL—11.5%
Regional Malls—5.2%
Simon Property Group, Inc.	250,441	38,655

Shopping Centers—6.3%
Brixmor Property Group, Inc.	850,296	12,967
Federal Realty Investment Trust	89,900	10,438
Regency Centers Corp.	408,300	24,082

		47,487

Total Retail		86,142

SELF STORAGE—5.9%
CubeSmart	796,650	22,466
Extra Space Storage, Inc.	245,287	21,428

		43,894
TOTAL COMMON STOCKS (Identified Cost $550,383)		744,842
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $550,383)		744,842

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(1)	1,722,556	$1,723
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,723)		1,723
TOTAL INVESTMENTS—99.6% (Identified Cost $552,106)		746,565
Other assets and liabilities, net—0.4%		3,095

NET ASSETS—100.0%		$749,660

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$744,842	$744,842
Short-Term Investment	1,723	1,723

Total Investments	$746,565	$746,565

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

7

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

($ Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$746,565
Cash	383
Receivables
Investment securities sold	2,782
Fund shares sold	835
Dividends and interest receivable	2,912
Prepaid expenses	31
Prepaid trustee retainer	6
Other assets	37

Total assets	753,551

Liabilities
Payables
Fund shares repurchased	1,632
Investment securities purchased	1,162
Investment advisory fees	472
Distribution and service fees	86
Administration fees	64
Transfer agent fees and sub-transfer agent and expenses	341
Professional fees	12
Trustees’ fees and expenses	—	(2)
Trustee deferred compensation plan	37
Other accrued expenses	85

Total liabilities	3,891

Net Assets	$749,660

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$535,891
Accumulated undistributed net investment income (loss)	1,560
Accumulated undistributed net realized gain (loss)	17,750
Net unrealized appreciation (depreciation) on investments	194,459

Net Assets	$749,660

Net Assets:
Class A	$282,132
Class C	$31,437
Class I	$417,927
Class R6	$18,164
Shares Outstanding:
Class A	11,450,856
Class C	1,279,614
Class I	16,992,079
Class R6	738,370
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$24.64
Class C	$24.57
Class I	$24.60
Class R6	$24.60
Offering Price Per Share (NAV/(1-5.75%)):
Class A	$26.14

(1) Investment in securities at cost	$552,106
(2) Amount is less than $500.

See Notes to Financial Statements

8

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

Investment Income
Dividends	$12,861

Total investment income	12,861

Expenses
Investment advisory fees	3,181
Distribution and service fees, Class A	385
Distribution and service fees, Class C	191
Administration fees	397
Transfer agent fees and expenses	210
Sub-transfer agent fees and expenses, Class A	298
Sub-transfer agent fees and expenses, Class C	24
Sub-transfer agent fees and expenses, Class I	357
Sub-administration fees	55
Registration fees	56
Printing fees and expenses	62
Custodian fees	6
Professional fees	19
Trustees’ fees and expenses	41
Miscellaneous expenses	33

Total expenses	5,315
Less expenses reimbursed and/or waived by investment adviser	— (1)
Low balance account fees	— (1)

Net expenses	5,315

Net investment income (loss)	7,546

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	34,496
Net change in unrealized appreciation (depreciation) from:
Investments	(79,274)

Net realized and unrealized gain (loss) on investments	(44,778)

Net increase (decrease) in net assets resulting from operations	$(37,232)

(1)	Amount is less than $500.

See Notes to Financial Statements

9

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$7,546	$13,978
Net realized gain (loss)	34,496	140,137
Net change in unrealized appreciation (depreciation)	(79,274)	(155,585)

Increase (decrease) in net assets resulting from operations	(37,232)	(1,470)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(1,977)	(4,982)
Class B	—	(1)
Class C	(106)	(240)
Class I	(3,689)	(8,403)
Class R6	(170)	(379)
Net Realized Gains:
Class A	(46,054)	(79,777)
Class B	—	(55)
Class C	(5,855)	(9,928)
Class I	(70,949)	(92,737)
Class R6	(2,941)	(3,626)

Dividends and distributions to shareholders	(131,741)	(200,128)

From Share Transactions
Sale of shares
Class A (1,204 and 3,198 shares, respectively)	32,034	98,006
Class B (0 and 0 shares, respectively)	—	9
Class C (33 and 81 shares, respectively)	881	2,483
Class I (2,309 and 6,727 shares, respectively)	62,330	204,608
Class R6 (121 and 287 shares, respectively)	3,368	8,936

Reinvestment of distributions
Class A (1,752 and 2,756 shares, respectively)	45,683	80,809
Class B (2 and 2 shares, respectively)	—	46
Class C (219 and 322 shares, respectively)	5,698	9,397
Class I (2,812 and 3,384 shares, respectively)	73,169	99,159
Class R6 (120 and 137 shares, respectively)	3,111	4,005

Conversion of shares(1)
To Class A (0 and 9 shares, respectively)	—	275
From Class B (0 and 9 shares, respectively)	—	(275)

Shares repurchased
Class A (2,414 and 9,424 shares, respectively)	(65,243)	(289,076)
Class B (0 and 16 shares, respectively)	—	(508)
Class C (396 and 806 shares, respectively)	(10,504)	(24,952)
Class I (5,871 and 9,200 shares, respectively)	(161,833)	(285,514)
Class R6 (156 and 356 shares, respectively)	(4,215)	(10,953)

Increase (decrease) in net assets from share transactions	(15,521)	(103,545)

Net increase (decrease) in net assets	(184,494)	(305,143)

Net Assets
Beginning of period	934,154	1,239,297

End of period	$749,660	$934,154

Accumulated undistributed net investment income (loss) at end of period	$1,560	$(44)

(1)	See Note 1 in Notes to Financial Statements for more information.

See Notes to Financial Statements

10

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
10/1/17 to 3/31/18(10)	$30.43	0.22	(1.42)	(1.20)	(0.18)	(4.41)	(4.59)
10/1/16 to 9/30/17	36.87	0.38	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)

Class C
10/1/17 to 3/31/18(10)	$30.35	0.13	(1.42)	(1.29)	(0.08)	(4.41)	(4.49)
10/1/16 to 9/30/17	36.77	0.15	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

11

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)

(5.79)	$24.64	(4.72)%		$282,132	1.41%		1.41%	1.64%		5%
(6.44)	30.43	0.63	(8)	331,957	1.39	(8)	1.39	1.21	(8)	20
(1.58)	36.87	15.58		530,135	1.39	(7)	1.39	1.29		31
1.80	38.45	11.34		621,507	1.36		1.36	1.26		22
1.55	36.65	12.75		745,473	1.38		1.38	0.79		28
0.91	35.10	3.70		745,631	1.40		1.40	1.00		30

(5.78)	$24.57	(5.05)%		$31,437	2.09%		2.09%	0.93%		5%
(6.42)	30.35	(0.09	)(8)	43,219	2.13	(8)	2.13	0.48	(8)	20
(1.60)	36.77	14.70		67,216	2.15	(7)	2.15	0.55		31
1.78	38.37	10.49		66,023	2.11		2.11	0.56		22
1.55	36.59	11.91		62,889	2.13		2.13	0.04		28
0.90	35.04	2.93		63,005	2.15		2.15	0.23		30

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class I
10/1/17 to 3/31/18(10)	$30.39	0.26	(1.42)	(1.16)	(0.22)	(4.41)	(4.63)
10/1/16 to 9/30/17	36.83	0.46	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)

Class R6
10/1/17 to 3/31/18(10)	$30.39	0.29	(1.42)	(1.13)	(0.25)	(4.41)	(4.66)
10/1/16 to 9/30/17	36.84	0.50	(0.48)	0.02	(0.53)	(5.94)	(6.47)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
11/12/14(4) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)

(5.79)	$24.60	(4.57)%		$417,927	1.10%		1.10%	1.92%		5%
(6.44)	30.39	0.90	(8)	539,098	1.13	(8)	1.13	1.49	(8)	20
(1.59)	36.83	15.85		619,818	1.14	(7)	1.14	1.52		31
1.80	38.42	11.63		647,976	1.11		1.11	1.55		22
1.55	36.62	13.04		673,005	1.13		1.13	1.07		28
0.91	35.07	3.96		494,963	1.15		1.15	1.21		30

(5.79)	$24.60	(4.50)%		$18,164	0.96	%(11)	0.96%	2.13%		5%
(6.45)	30.39	1.06	(8)	19,880	0.98	(8)	0.98	1.62	(8)	20
(1.58)	36.84	16.06		21,604	0.98	(7)	0.98	1.93		31
(1.90)	38.42	1.54		1,647	0.94		0.94	2.30		22 (9)

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date of class.
(5)	Annualized for periods less than one year.
(6)	Not annualized for periods less than one year.
(7)	Expense ratios include extraordinary proxy expenses.
(8)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by less than 0.01%.
Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by less than 0.01%.
(9)	Portfolio Turnover is representative of the Fund for the entire year ended September 30, 2015.
(10)	Unaudited.
(11)	Due to addition of expense cap, the ratio shown is a blended expense ratio.

See Notes to Financial Statements

14

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee the Fund will achieve its objectives.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares for sale. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

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MARCH 31, 2018

Note 2. Significant Accounting Policies

The Trust is an Investment Company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other

16

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1 Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%

B.	Subadviser

Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect wholly owned subsidiary of Virtus, is the subadviser to the Fund. The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Expense Limitation

Effective March 29, 2018, the Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that

18

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

such expenses do not exceed, on an annualized basis, 0.90% for Class R6 Shares through January 31, 2019. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

D.	Expense Recapture

Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

Fiscal Year Ended
2021

Class R6	—*

*	Amount is less than $500.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $3 for Class A shares and deferred sales charges of $—* for Class A and $1 for Class C shares, respectively.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class R6 shares and Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

*	Amount is less than $500.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.

For the period ended March 31, 2018, the Fund incurred administration fees totaling $397 which are included in the Statement of Operations within the line item “Administration fees”.

For the period ended March 31, 2018, the Fund incurred transfer agent fees totaling $861 which are included in the Statement of Operations within the line items “Transfer

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class I	103,432	$2,543

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2018.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2018, were as follows:

Purchases	Sales
$44,081	$180,887

There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2018.

Note 5. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 6. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 7. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$567,718	$208,050	$(29,203)	$178,847

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Note 8. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

The Fund had no borrowings at any time during the period ended March 31, 2018.

Note 9. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common

21

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Fund as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously sub-advised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

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VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund did not hold any securities that were illiquid or restricted.

Note 11. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

23

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Duff & Phelps Real Estate Securities Fund (the “Fund”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which

24

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2017.

The Board noted that the Fund outperformed the median of its Performance Universe for the 10-year period and underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

The Board also considered management’s discussion about the reasons for the Fund’s underperformance. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

28

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	5-18

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Vontobel Foreign Opportunities Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Vontobel Foreign Opportunities Fund

(“Vontobel Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,024.30	1.45%	$7.32
Class C	1,000.00	1,021.00	2.13	10.73
Class I	1,000.00	1,026.00	1.14	5.76
Class R6	1,000.00	1,026.40	1.05	5.30

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

2

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,014.31	2.13	10.70
Class I	1,000.00	1,019.25	1.14	5.74
Class R6	1,000.00	1,019.70	1.05	5.29

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETFs”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The

4

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Asset Allocations

The following table presents portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2018.
Consumer Staples	25%
Information Technology	24
Consumer Discretionary	16
Industrials	13
Financials	11
Health Care	4
Materials	2
Other (includes short-term investment)	5

Total	100%

	SHARES	VALUE
COMMON STOCKS—96.8%
Consumer Discretionary—16.4%
Aptiv plc (United Kingdom)	170,473	$14,485
Booking Holdings, Inc. (Netherlands)(1)	29,032	60,398
Domino’s Pizza Group plc (United Kingdom)	4,221,138	19,573
Industria de Diseno Textil SA (Spain)	854,459	26,736
LVMH Moet Hennessy Louis Vuitton SE (France)	91,485	28,165
Naspers Ltd. Class N (South Africa)	76,600	18,711
Paddy Power Betfair plc (Ireland)	341,882	35,105
Shimano, Inc. (Japan)	159,100	22,937
Techtronic Industries Co., Ltd. (Hong Kong)	2,229,518	13,085

		239,195

Consumer Staples—24.8%
Alimentation Couche-Tard, Inc. Class B (Canada)	962,448	43,082

	SHARES	VALUE
Consumer Staples (continued)
Ambev S.A. ADR (Brazil)	3,172,014	$23,061
Anheuser-Busch InBev NV (Belgium)	334,713	36,770
British American Tobacco plc (United Kingdom)	958,892	55,575
Diageo plc (United Kingdom)	430,813	14,579
L’Oreal SA (France)	67,202	15,161
Nestle S.A. Registered Shares (Switzerland)	485,068	38,369
Philip Morris International, Inc. (Switzerland)	425,123	42,257
Reckitt Benckiser Group plc (United Kingdom)	494,611	41,872
Unilever NV CVA (Netherlands)	894,109	50,464

		361,190

Financials—11.2%
AIB Group plc (Ireland)	5,747,179	34,594
HDFC Bank Ltd. (India)	2,072,391	60,371
Housing Development Finance Corp., Ltd. (India)	1,877,868	52,896

See Notes to Financial Statements

6

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
UBS Group AG Registered Shares (Switzerland)	901,904	$15,845

		163,706

Health Care—4.1%
CSL Ltd. (Australia)	129,478	15,599
Essilor International SA (France)	103,940	14,017
Grifols SA (Spain)	1,075,722	30,457

		60,073

Industrials—13.2%
Aena SME SA (Spain)(2)	158,151	31,846
Canadian National Railway Co. (Canada)	430,634	31,473
DCC plc (Ireland)	306,981	28,253
RELX NV (Netherlands)	1,347,818	27,911
Rentokil Initial plc (United Kingdom)	3,444,947	13,132
Safran SA (France)	281,213	29,751
Teleperformance (France)	197,157	30,567

		192,933

Information Technology—23.7%
Accenture plc Class A (United States)	181,356	27,838
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	324,057	59,477
Check Point Software Technologies Ltd. (Israel)	195,740	19,445
Constellation Software, Inc. (Canada)	66,127	44,867
Keyence Corp. (Japan)	25,500	15,827
Mastercard, Inc. Class A (United States)	313,387	54,893
SAP SE (Germany)	305,547	31,945
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	893,661	39,107

	SHARES	VALUE
Information Technology (continued)
Tencent Holdings Ltd. (China)	331,891	$17,816
Visa, Inc. Class A (United States)	281,264	33,645

		344,860

Materials—1.9%
HeidelbergCement AG (Germany)	279,966	27,483

Real Estate—1.5%
Daito Trust Construction Co., Ltd. (Japan)	124,600	21,534
TOTAL COMMON STOCKS (Identified Cost $970,587)		1,410,974
TOTAL LONG-TERM INVESTMENTS—96.8%
(Identified Cost $970,587)		1,410,974
SHORT-TERM INVESTMENT—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(3)	40,101,822	40,102
TOTAL SHORT-TERM INVESTMENT (Identified Cost $40,102)		40,102
TOTAL INVESTMENTS—99.5% (Identified Cost $1,010,689)		1,451,076
Other assets and liabilities, net—0.5%		7,404

NET ASSETS—100.0%		$1,458,480

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.

For information regarding the abbreviation, see Key Investment Terms starting on page 4.

See Notes to Financial Statements

7

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $31,846 or 2.2% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings †
United Kingdom	11%
United States	11
Netherlands	9
Canada	8
France	8
India	8
Ireland	7
Other	38
Total	100%

†	% of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,410,974	$1,251,207	$159,767
Short-Term Investment	40,102	40,102	—

Total Investments	$1,451,076	$1,291,309	$159,767

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $146,682 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities. There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

8

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,451,076
Foreign currency at value(2)	133
Cash	108
Receivables
Fund shares sold	1,608
Dividends and interest receivable	3,186
Tax reclaims	5,272
Prepaid expenses	45
Prepaid trustee retainer	19
Other assets	72

Total assets	1,461,519

Liabilities
Payables
Fund shares repurchased	980
Investment advisory fees	1,060
Distribution and service fees	130
Administration fees	139
Transfer agent and sub-transfer agent fees and expenses	468
Trustees’ fees and expenses	1
Professional fees	57
Trustee deferred compensation plan	72
Other accrued expenses	132

Total liabilities	3,039

Net Assets	$1,458,480

Net Assets Consist of:
Common stock $0.001 par value	$42
Capital paid in on shares of beneficial interest	968,017
Accumulated undistributed net investment income (loss)	(1,532)
Accumulated undistributed net realized gain (loss)	51,556
Net unrealized appreciation (depreciation) on investments	440,397

Net Assets	$1,458,480

Net Assets:
Class A	$261,667
Class C	$86,468
Class I	$1,089,304
Class R6	$21,041
Shares Outstanding:
Class A	7,538,394
Class C	2,540,562
Class I	31,357,565
Class R6	605,511
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$34.71
Class C	$34.04
Class I	$34.74
Class R6	$34.75
Offering Price Per Share (NAV/(1-5.75%)):
Class A	$36.83

(1) Investment in securities at cost	$1,010,689
(2) Foreign currency at cost	$133

See Notes to Financial Statements

9

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

Investment Income
Dividends	$8,371
Interest	187
Foreign taxes withheld	(528)

Total investment income	8,030

Expenses
Investment advisory fees	6,392
Distribution and service fees, Class A	343
Distribution and service fees, Class C	455
Administration fees	713
Transfer agent fees and expenses	368
Sub-transfer agent fees and expenses, Class A	194
Sub-transfer agent fees and expenses, Class C	39
Sub-transfer agent fees and expenses, Class I	524
Sub-administration fees	98
Registration fees	52
Printing fees and expenses	49
Custodian fees	72
Professional fees	42
Trustees’ fees and expenses	61
Miscellaneous expenses	44

Total expenses	9,446
Low balance account fees	(2)

Net expenses	9,444

Net investment income (loss)	(1,414)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	77,561
Foreign currency transactions	(95)
Net change in unrealized appreciation (depreciation) from:
Investments	(38,711)
Foreign currency transactions	70

Net realized and unrealized gain (loss) on investments	38,825

Net increase (decrease) in net assets resulting from operations	$37,411

See Notes to Financial Statements

10

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(1,414)	$6,810
Net realized gain (loss)	77,466	166,326
Net change in unrealized appreciation (depreciation)	(38,641)	18,780

Increase (decrease) in net assets resulting from operations	37,411	191,916

Dividends to Shareholders:
Net Investment Income:
Class A	(515)	(2,073)
Class C	—	(399)
Class I	(5,658)	(6,072)
Class R6	(120)	(47)

Dividends to shareholders	(6,293)	(8,591)

Change in Net Assets From Capital Transactions:
Sale of shares
Class A (524 and 1,641 shares, respectively)	18,446	48,810
Class C (120 and 281 shares, respectively)	4,165	8,490
Class I (4,364 and 11,182 shares, respectively)	154,306	333,095
Class R6 (104 and 403 shares, respectively)	3,654	12,528

Reinvestment of distributions
Class A (13 and 72 shares, respectively)	454	1,916
Class C (0 and 14 shares, respectively)	—	362
Class I (153 and 217 shares, respectively)	5,358	5,789
Class R6 (3 and 2 shares, respectively)	98	47

Shares repurchased
Class A (1,207 and 5,920 shares, respectively)	(42,500)	(174,178)
Class C (374 and 1,337 shares, respectively)	(12,872)	(39,376)
Class I (4,384 and 12,532 shares, respectively)	(155,087)	(370,468)
Class R6 (70 and 58 shares, respectively)	(2,472)	(1,814)

Increase (decrease) in net assets from share transactions	(26,450)	(174,799)

Net increase (decrease) in net assets	4,668	8,526

Net Assets
Beginning of period	1,453,812	1,445,286

End of period	$1,458,480	$1,453,812

Accumulated undistributed net investment income (loss) at end of period	$(1,532)	$6,175

See Notes to Financial Statements

11

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period
Class A
10/1/17 to 3/31/18(10)	$33.95	(0.07)	0.90	0.83	(0.07)	(0.07)	0.76	$34.71
10/1/16 to 9/30/17	29.62	0.09	4.42	4.51	(0.18)	(0.18)	4.33	33.95
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	(0.25)	2.41	29.62
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	(0.24)	(0.91)	27.21
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	(0.16)	1.11	28.12
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	(0.27)	1.59	27.01

Class C
10/1/17 to 3/31/18(10)	$33.34	(0.18)	0.88	0.70	—	—	0.70	$34.04
10/1/16 to 9/30/17	29.23	(0.11)	4.33	4.22	(0.11)	(0.11)	4.11	33.34
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	(0.12)	2.28	29.23
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	(0.06)	(0.93)	26.95
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	1.06	27.88
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	(0.10)	1.55	26.82

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Return(2)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)

2.43%	$261,667	1.45%		1.45%	(0.39)%		19%
15.41 (9)	278,667	1.45	(9)	1.46	0.28	(9)	31
9.77	367,684	1.44	(7)	1.45	0.68		25
(2.41)	406,429	1.41		1.41	0.89		32
4.72	477,036	1.43		1.43	0.85		31
7.37	676,149	1.46		1.46	0.85		29

2.10%	$86,468	2.13%		2.13%	(1.07)%		19%
14.55 (9)	93,166	2.19	(9)	2.20	(0.39	)(9)	31
8.94	112,180	2.19	(7)	2.20	(0.06)		25
(3.13)	117,568	2.17		2.17	0.15		32
3.95	117,906	2.18		2.18	0.15		31
6.56	101,655	2.21		2.21	0.10		29

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period
Class I
10/1/17 to 3/31/18(10)	$34.03	(0.01)	0.90	0.89	(0.18)	(0.18)	0.71	$34.74
10/1/16 to 9/30/17	29.63	0.20	4.40	4.60	(0.20)	(0.20)	4.40	34.03
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	(0.32)	2.40	29.63
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	(0.32)	(0.91)	27.23
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	(0.23)	1.11	28.14
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	(0.34)	1.60	27.03

Class R6
10/1/17 to 3/31/18(10)	$34.06	0.01	0.89	0.90	(0.21)	(0.21)	0.69	$34.75
10/1/16 to 9/30/17	29.63	0.24	4.39	4.63	(0.20)	(0.20)	4.43	34.06
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	(0.36)	2.39	29.63
11/14/14(4) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	(0.33)	(1.42)	27.24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

14

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Return(2)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)

2.60%	$1,089,304	1.14%		1.14%	(0.07)%		19%
15.69 (9)	1,062,609	1.19	(9)	1.20	0.64	(9)	31
10.05	958,835	1.19	(7)	1.20	0.90		25
(2.16)	1,231,349	1.17		1.17	1.14		32
4.97	1,263,398	1.18		1.18	1.13		31
7.66	1,048,274	1.21		1.21	1.04		29

2.64%	$21,041	1.05%		1.05%	0.03%		19%
15.82 (9)	19,370	1.08	(9)	1.09	0.75	(9)	31
10.16	6,587	1.09	(7)	1.10	1.14		25
(3.84)	4,502	1.07		1.07	1.44		32 (8)

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized for periods less than one year.
(6)	Not annualized for periods less than one year.
(7)	Net expense ratios include extraordinary proxy expenses.
(8)	Portfolio Turnover is representative of the Fund for the entire year ended September 30, 2015.
(9)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.01%.
Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by 0.01%.
(10)	Unaudited.

See Notes to Financial Statements

15

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

16

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets

17

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the disbursements as designated by the underlying funds.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

18

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund is permitted to loan securities from its portfolio to qualified brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Fund did not loan securities.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

19

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion – $4 Billion	$4+ Billion
0.85%	0.80%	0.75%

B.	Subadviser

Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $7 for Class A shares and CDSC of $— for Class A shares and $2 for Class C shares.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class R6 shares and Class I shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2018, the Fund incurred administration fees totaling $713 which are included in the Statement of Operations within the line item “Administration fees.”

For the period ended March 31, 2018, the Fund incurred transfer agent fees totaling $1,078 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class R6 Shares	190,434	$6,616

20

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2018.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2018, were as follows:

Purchases	Sales
$276,708	$307,742

There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2018.

Note 5. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 6. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors or countries of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2018, the Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	25%

21

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 7. 10% Shareholders

As of March 31, 2018, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
38%	2*

*The	shareholders are not affiliated with Virtus.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,015,518	$456,196	$(20,638)	$435,558

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2018		Total
Short-Term	Long-Term	Short-Term	Long-Term
19,701	—	19,701	—

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

The Fund had no borrowings at any time during the period ended March 31, 2018.

22

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund did not hold any securities that were illiquid or restricted.

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the

23

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Fund as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously sub-advised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note 12. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities

24

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Foreign Opportunities Fund (the “Fund”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel,

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2017.

The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 5-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable

29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

30

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbein

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574,

or visit Virtus.com.

8025	5-18

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Newfleet Multi-Sector Short Term Bond Fund*

Not FDIC Insured

No Bank Guarantee

May Lose Value

* Prospectus applicable to the Fund appears at the back of this semiannual report.

Virtus Newfleet Multi-Sector Short Term Bond Fund

(“Newfleet Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS NEWFLEET MUTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs; (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about the Fund’s actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses paid During Period*
Class A	$1,000.00	$999.30	0.98%	$4.88
Class C	1,000.00	998.10	1.21	6.03
Class C1	1,000.00	995.60	1.72	8.58
Class I	1,000.00	998.50	0.72	3.59
Class R6	1,000.00	1,000.90	0.65	3.24

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

2

VIRTUS NEWFLEET MUTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31 2018	Annualized Expense Ratio	Expenses paid During Period*
Class A	$1,000.00	$1,020.04	0.98%	$4.94
Class C	1,000.00	1,018.90	1.21	6.09
Class C1	1,000.00	1,016.36	1.72	8.65
Class I	1,000.00	1,021.34	0.72	3.63
Class R6	1,000.00	1,021.69	0.65	3.28

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

4

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

5

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments as of March 31, 2018.
Corporate Bonds and Notes		33%
Financials	11%
Energy	6
Industrials	3
All other Corporate Bonds and Notes	13
Asset-Backed Securities		22
Mortgage-Backed Securities		21
Leveraged Loans		12
Foreign Government Securities		6
Other (includes short-term investment)		6

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.1%
U.S. Treasury Note 1.375%, 1/15/20	$158,520	$156,029
1.375%, 4/30/20	75,740	74,278
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $231,310)		230,307
MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, 6.706%, 6/1/46	4,635	4,376
TOTAL MUNICIPAL BONDS (Identified Cost $4,327)		4,376
FOREIGN GOVERNMENT SECURITIES—6.4%
Argentine Republic 6.875%, 4/22/21	19,945	21,142

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
5.625%, 1/26/22	$10,455		$10,607
4.625%, 1/11/23	18,740		18,066
7.500%, 4/22/26	12,545		13,398
Series NY, 8.280%, 12/31/33	24,360		26,675
Bolivarian Republic of Venezuela RegS, 7.000%, 12/1/18(4)(9)	20,999		8,330
RegS, 7.750%, 10/13/19(4)(9)	9,851		2,980
Dominican Republic 144A, 6.600%, 1/28/24(3)	7,115		7,732
144A, 6.875%, 1/29/26(3)	3,300		3,661
Federative Republic of Brazil 12.500%, 1/5/22	52,195	BRL	18,417

See Notes to Financial Statements

6

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Treasury Note Series F, 10.000%, 1/1/23	47,335	BRL	$15,320
Series F, 10.000%, 1/1/23	25,125	BRL	8,132
Treasury Note Series F, 10.000%, 1/1/25	37,510	BRL	12,062
Provincia de Buenos Aires 144A, 7.875%, 6/15/27(3)	$5,000		5,200
Provincia de Buenos Aires Argentina 144A, 5.750%, 6/15/19(3)	5,795		5,925
144A, 6.500%, 2/15/23(3)	18,460		18,991
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	20,084
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,861
4.375%, 3/21/23	33,056,000	COP	11,072
9.850%, 6/28/27	24,145,000	COP	10,865
Republic of Costa Rica 144A, 4.375%, 4/30/25(3)	18,640		17,525
Republic of Indonesia FR70 8.375%, 3/15/24	237,108,000	IDR	18,816
Republic of Kazakhstan 144A, 5.125%, 7/21/25(3)	6,495		7,034
Republic of South Africa 5.875%, 5/30/22	9,500		10,200
Series 2023, 7.750%, 2/28/23	145,000	ZAR	12,441
4.665%, 1/17/24	29,080		29,192
Republic of Turkey 5.625%, 3/30/21	39,640		41,027
Russian Federation Series 6216 6.700%, 5/15/19	2,095,200	RUB	36,790
Sultanate of Oman 144A, 3.625%, 6/15/21(3)	9,610		9,366

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
144A, 4.125%, 1/17/23(3)	$18,855		$18,124
144A, 5.375%, 3/8/27(3)	5,140		5,012
Ukraine 144A, 7.750%, 9/1/23(3)	13,715		14,183
United Mexican States Series M 6.500%, 6/9/22	250,769	MXN	13,435
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $486,371)			479,665
MORTGAGE-BACKED SECURITIES—20.7%
Agency—2.9%
Federal National Mortgage Association
Pool #702923, 4.500%, 4/1/18	1		1
Pool #792432, 5.000%, 10/1/19	40		41
Pool #812144, 5.500%, 2/1/20	9		9
Pool #784263, 5.500%, 3/1/20	10		10
Pool #803300, 5.500%, 3/1/20	3		3
Pool #811881, 5.500%, 3/1/20	9		9
Pool #819916, 5.500%, 3/1/20	33		33
Pool #819922, 5.500%, 4/1/20	57		57
Pool #811451, 5.000%, 6/1/20	122		124
Pool #AD6058, 4.000%, 8/1/25	5,114		5,263
Pool #AO5149, 3.000%, 6/1/27	631		634
Pool #AS5927, 3.000%, 10/1/30	18,333		18,345
Pool #AZ4794, 3.000%, 10/1/30	27,334		27,352
Pool #890707, 2.500%, 2/1/31	30,966		30,342
Pool #890710, 3.000%, 2/1/31	11,712		11,699
Pool #254549, 6.000%, 12/1/32	26		30

See Notes to Financial Statements

7

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Agency (continued)
Pool #695237, 5.500%, 2/1/33	$30	$33
Pool #773385, 5.500%, 5/1/34	184	202
Pool #725762, 6.000%, 8/1/34	146	164
Pool #806328, 5.500%, 11/1/34	130	141
Pool #806318, 5.500%, 11/1/34	140	152
Pool #806316, 6.000%, 11/1/34	134	149
Pool #800267, 5.500%, 12/1/34	34	38
Pool #808018, 5.500%, 1/1/35	199	218
Pool #941322, 6.000%, 7/1/37	16	18
Pool #889578, 6.000%, 4/1/38	98	111
Pool #AC6992, 5.000%, 12/1/39	3,156	3,419
Pool #AD3841, 4.500%, 4/1/40	4,728	4,998
Pool #AD4224, 5.000%, 8/1/40	4,814	5,163
Pool #AE4799, 4.000%, 10/1/40	110	114
Pool #AH4009, 4.000%, 3/1/41	3,882	4,010
Pool #AI2472, 4.500%, 5/1/41	3,415	3,610
Pool #AX2491, 4.000%, 10/1/44	17,675	18,177
Pool #AS6515, 4.000%, 1/1/46	11,250	11,547
Pool #AS9393, 4.000%, 4/1/47	6,967	7,154
Pool #MA3058, 4.000%, 7/1/47	33,021	33,912
Pool #MA3088, 4.000%, 8/1/47	27,293	28,031
Government National Mortgage Association
Pool #563381, 6.500%, 11/15/31	17	20

	PAR VALUE	VALUE
Agency (continued)
Pool #581072, 6.500%, 2/15/32	$10	$11

		215,344

Non-Agency—17.8%
Access Point Funding I LLC 2017-A, A 144A, 3.060%, 4/15/29(3)	8,037	8,002
Adjustable Rate Mortgage Trust 2005-1, 3A1 3.432%, 5/25/35(2)	2,491	2,519
American Homes 4 Rent Trust 2015-SFR1, A 144A, 3.467%, 4/17/52(3)	11,543	11,670
Ameriquest Mortgage Securities, Inc. 2003-10, AF6, 5.210%, 11/25/33(2)	330	339
2003-10, AV1, (1 month LIBOR + 0.760%) 2.632%, 12/25/33(2)	3,504	3,484
AMSR Trust 2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 3.208%, 11/17/33(2)(3)	4,170	4,187
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.058%, 11/17/33(2)(3)	3,495	3,525
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.208%, 11/17/33(2)(3)	425	427
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	16,135	16,135
Angel Oak Mortgage Trust LLC
2017-1, A3 144A, 3.644%, 1/25/47(2)(3)	1,095	1,089

See Notes to Financial Statements

8

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2017-3, A1 144A, 2.708%, 11/25/47(2)(3)	$7,708	$7,708
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35(2)	865	888
Aventura Mall Trust 2013-AVM, A 144A, 3.743%, 12/5/32(2)(3)	10,350	10,556
Banc of America Funding Trust 2004-4, 3A1, 4.750%, 10/25/19	487	435
2004-B, 2A1, 3.778%, 11/20/34(2)	593	599
2004-D, 5A1, 3.686%, 1/25/35(2)	3,197	3,011
2005-1, 1A1, 5.500%, 2/25/35	333	334
2006-2, 3A1, 6.000%, 3/25/36	1,604	1,612
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	956	969
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.984%, 7/25/35(2)	8,118	8,350
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	16,247	16,722
Bank of America (Merrill Lynch—Countrywide) Asset-Backed Certificates Trust 2004-10, AF6 4.485%, 12/25/34(2)	97	99

	PAR VALUE	VALUE
Non-Agency (continued)
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2, 3.586%, 5/25/34(2)	$964	$962
2004-4, A6, 5.500%, 5/25/34	514	517
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.274%, 8/25/34(2)	1,141	1,138
Bayview Commercial Asset Trust 2006-2A, A2 144A, (1 month LIBOR + 0.280%) 2.152%, 7/25/36(2)(3)	5,245	5,079
2008-1, A3 144A, (1 month LIBOR + 1.500%) 3.372%, 1/25/38(2)(3)	2,099	2,100
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	3,366	3,454
Bayview Koitere Fund Trust 2017-RT4, A 144A, 3.500%, 7/28/57(2)(3)	9,150	9,212
Bayview Opportunity Master Fund IIIa Trust 2017-RN7, A1 144A, 3.105%, 9/28/32(2)(3)	4,889	4,870
2017-RN8, A1 144A, 3.352%, 11/28/32(2)(3)	7,897	7,873
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A, 3.475%, 4/28/32(2)(3)	1,858	1,855

See Notes to Financial Statements

9

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	$7,758	$8,007
2017-RT1, A1 144A, 3.000%, 3/28/57(2)(3)	4,275	4,218
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	5,910	6,078
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	7,957	8,137
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	5,532	5,709
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	2,000	2,088
2017-SPL4, A 144A, 3.500%, 1/28/55(2)(3)	3,141	3,155
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	12,170	12,390
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A, 2.228%, 9/10/31(3)	3,655	3,544
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2, 6.750%, 8/25/34	8,906	9,574
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	6,608	6,803
2015-PS1, A1 144A, 3.750%, 9/25/42(2)(3)	5,681	5,723
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	2,845	2,843
2018-RP1, A1 144A, 2.996%, 9/25/64(2)(3)	14,909	14,802

	PAR VALUE	VALUE
Non-Agency (continued)
Cold Storage Trust 2017-ICE3, A 144A, (1 month LIBOR + 1.000%) 2.777%, 4/15/36(2)(3)	$23,505	$23,585
Colony American Finance Ltd. 2015-1, A 144A, 2.896%, 10/15/47(3)	8,275	8,231
Colony Multi-Family Mortgage Trust 2014-1, A 144A, 2.543%, 4/20/50(3)	2,066	2,052
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)(3)	18,880	18,893
COLT Mortgage Loan Trust Funding LLC 2016-1, A1 144A, 3.000%, 5/25/46(3)	1,874	1,897
2016-2, A1 144A, 2.750%, 9/25/46(2)(3)	4,636	4,622
2016-3, A1 144A, 2.800%, 12/26/46(2)(3)	2,692	2,670
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	1,041	1,042
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	14,320	14,319
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A, 7.471%, 6/20/31(2)(3)	4,080	4,384
Commercial Mortgage Trust 2014-277P, A 144A, 3.611%, 8/10/49(2)(3)	8,705	8,845
Credit Suisse First Boston Mortgage Securities Corp. 2003-27, 5A3, 5.250%, 11/25/33	925	936
2003-AR30, 5A1, 3.537%, 1/25/34(2)	4,130	4,239

See Notes to Financial Statements

10

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2004-8, 7A1, 6.000%, 12/25/34	$4,458	$4,677
Credit Suisse Mortgage Capital Trust 2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.677%, 2/15/29(2)(3)	2,975	2,987
2013-HYB1, A16 144A, 3.006%, 4/25/43(2)(3)	3,534	3,519
2014-IVR2, A2 144A, 3.798%, 4/25/44(2)(3)	8,263	8,314
2017-FHA1, A1 144A, 3.250%, 4/25/47(2)(3)	12,548	12,248
Deephaven Residential Mortgage Trust 2017-1A, A1 144A, 2.725%, 12/26/46(2)(3)	4,855	4,788
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	1,231	1,218
2017-2A, A1 144A, 2.453%, 6/25/47(2)(3)	4,452	4,355
2017-2A, A2 144A, 2.606%, 6/25/47(2)(3)	2,009	1,966
2017-3A, A3 144A, 2.813%, 10/25/47(2)(3)	4,825	4,778
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	12,637	12,637
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.382%, 12/15/34(2)(3)	16,875	16,849
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	17,106	17,094
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	11,592	11,562
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A, 4.023%, 6/25/34(2)	4,079	4,124
2005-AR1, 5A, 3.810%, 3/18/35(2)	1,161	1,117

	PAR VALUE	VALUE
Non-Agency (continued)
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A, 3.551%, 4/10/34(3)	$8,176	$8,307
GSAA Home Equity Trust 2005-1, AF4, 5.619%, 11/25/34(2)	240	244
2005-12, AF3W, 4.999%, 9/25/35(2)	3,233	3,267
Hilton USA Trust 2016-SFP, B 144A, 3.323%, 11/5/35(3)	22,020	21,663
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	5,528	5,535
Hospitality Mortgage Trust 2017-HIT, B 144A, (1 month LIBOR + 1.180%) 2.891%, 5/8/30(2)(3)	14,505	14,564
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,901	1,890
Jefferies Resecuritization Trust 2014-R1, 1A1 144A, 4.000%, 12/27/37(3)	892	891
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-10, 14A1, 3.715%, 1/25/35(2)	910	902
2004-10, 21A1, 3.801%, 1/25/35(2)	5,857	5,897
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A, 5.000%, 6/25/19	230	231
2003-AR6, A1, 3.253%, 6/25/33(2)	517	522

See Notes to Financial Statements

11

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2003-AR4, 2A1, 3.216%, 8/25/33(2)	$155	$154
2004-CB1, 2A, 5.000%, 6/25/34	1,842	1,869
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR, A2 144A, 4.311%, 8/5/32(3)	5,429	5,535
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.527%, 7/15/36(2)(3)	13,925	13,968
2011-C4, A3 144A, 4.106%, 7/15/46(3)	1,143	1,143
2006-LDP9, AM, 5.372%, 5/15/47	12,215	12,285
2014-C22, A4, 3.801%, 9/15/47	16,998	17,410
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	7,937	8,011
2014-5, B1 144A, 2.998%, 10/25/29(2)(3)	2,800	2,670
2014-5, B2 144A, 2.998%, 10/25/29(2)(3)	1,318	1,250
2006-A2, 4A1, 3.718%, 8/25/34(2)	976	987
2004-A4, 2A1, 3.584%, 9/25/34(2)	3,983	4,043
2005-A1, 4A1, 3.824%, 2/25/35(2)	449	456
2005-A2, 4A1, 3.461%, 4/25/35(2)	809	804
2005-A4, 3A1, 3.405%, 7/25/35(2)	2,403	2,445
2006-A6, 3A3L, 3.485%, 10/25/36(2)	1,033	909
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	4,502	4,456
2015-1, AM1 144A, 2.722%, 12/25/44(2)(3)	11,321	11,311
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	13,433	13,439

	PAR VALUE	VALUE
Non-Agency (continued)
2015-5, A2 144A, 2.889%, 5/25/45(2)(3)	$11,411	$11,363
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	13,931	13,901
2011-C4, A4 144A, 4.388%, 7/15/46(3)	5,175	5,348
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	9,949	9,656
2017-5, A1 144A, 3.184%, 10/26/48(2)(3)	40,557	40,369
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	13,020	12,913
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C 144A, (1 month LIBOR + 1.300%) 3.172%, 11/25/50(2)(3)	16,025	16,025
MASTR Adjustable Rate Mortgages Trust 2004-12, 3A1 3.715%, 11/25/34(2)	162	161
MASTR Alternative Loan Trust 2004-7, 4A1, 4.500%, 7/25/19	588	590
2003-8, 2A1, 5.750%, 11/25/33	3,899	4,020
2004-4, 6A1, 5.500%, 4/25/34	2,189	2,265
2004-7, 9A1, 6.000%, 8/25/34	10,290	10,610
2005-2, 2A1, 6.000%, 1/25/35	2,591	2,675
2005-2, 1A1, 6.500%, 3/25/35	7,567	7,771
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	66	66
MetLife Securitization Trust 2017-1A, M1 144A, 3.640%, 4/25/55(2)(3)	7,930	8,000
Mill City Mortgage Trust 2015-1, A3 144A, 3.000%, 6/25/56(2)(3)	11,900	11,810

See Notes to Financial Statements

12

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2016-1, A1 144A, 2.500%, 4/25/57(2)(3)	$2,861	$2,821
2017-1, A1 144A, 2.750%, 11/25/58(2)(3)	8,881	8,791
Morgan Stanley—Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,790
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A, 2.200%, 9/13/31(3)	14,805	14,343
Morgan Stanley Capital I Trust 2017-CLS, A 144A, (1 month LIBOR + 0.700%) 2.477%, 11/15/34(2)(3)	8,400	8,416
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A, 3.316%, 2/25/34(2)	777	781
2004-2AR, 4A, 3.604%, 2/25/34(2)	619	629
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A, 2.966%, 6/25/44(2)(3)	4,147	4,145
Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.697%, 8/15/34(2)(3)	26,173	26,247
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	984	1,016
New Residential Mortgage Loan Trust 2016-2A, A1 144A, 3.750%, 11/26/35(2)(3)	13,785	13,923
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	12,275	12,389
2014-2A, A3 144A, 3.750%, 5/25/54(2)(3)	1,110	1,124
2014-3A, AFX3 144A, 3.750%, 11/25/54(2)(3)	9,645	9,736

	PAR VALUE	VALUE
Non-Agency (continued)
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	$7,596	$7,673
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	6,429	6,481
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	7,002	7,062
2016-4A, A1 144A, 3.750%, 11/25/56(2)(3)	5,060	5,108
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	9,053	9,228
NovaStar Mortgage Funding Trust 2004-4, M5, (1 month LIBOR + 1.725%) 3.597%, 3/25/35(2)	3,169	3,176
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(2)(3)	18,674	18,520
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	10,700	10,788
Onslow Bay Financial LLC 2018-1, A2 144A, (1 month LIBOR + 0.650%) 2.527%, 6/25/57(2)(3)	18,330	18,342
Pretium Mortgage Credit Partners I LLC 2017-NPL3, A1 144A, 3.250%, 6/29/32(2)(3)	3,539	3,522
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	8,325	8,308
2018-NPL1 144A, 3.375%, 1/27/33(2)(3)	2,044	2,038
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)(3)	14,678	14,593
Progress Residential Trust 2017-SFR1, B 144A, 3.017%, 8/17/34(3)	4,000	3,922
2018-SFR1, A 144A, 3.255%, 3/17/35(3)	3,150	3,141

See Notes to Financial Statements

13

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2018-SFR1, B 144A, 3.484%, 3/17/35(3)	$2,515	$2,511
RCO Mortgage LLC 2017-1, A1 144A, 3.375%, 8/25/22(2)(3)	16,171	16,106
Residential Asset Mortgage Products Trust 2004-SL2, A3, 7.000%, 10/25/31	1,243	1,293
2004-SL1, A8, 6.500%, 11/25/31	1,507	1,584
2005-SL2, A4, 7.500%, 2/25/32	1,456	1,352
2004-SL4, A3, 6.500%, 7/25/32	592	595
Residential Asset Securitization Trust 2003-A11, A9, 5.750%, 11/25/33	1,895	1,924
2004-A1, A5, 5.500%, 4/25/34	9,265	9,319
Residential Funding Mortgage Securities I, Inc. 2006-S12, 1A1 5.500%, 12/25/21	438	444
RETL 2018-RVP, C 144A, (1 month LIBOR + 2.050%) 3.827%, 3/15/33(2)(3)	18,405	18,520
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A, 3.000%, 9/25/55(2)(3)	6,500	6,317
Sequoia Mortgage Trust 2015-4, A1 144A, 3.000%, 11/25/30(2)(3)	9,127	9,043
2013-8, B1, 3.533%, 6/25/43(2)	6,479	6,340
2017-CH1, A2 144A, 3.500%, 8/25/47(2)(3)	4,740	4,749
Starwood Waypoint Homes Trust 2017-1, A 144A, (1 month LIBOR + 0.950%) 2.727%, 1/17/35(2)(3)	13,765	13,839

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A4, 3.813%, 4/25/34(2)	$1,395	$1,404
2004-4, 3A2, 3.813%, 4/25/34(2)	1,807	1,831
2004-4, 3A1, 3.813%, 4/25/34(2)	409	411
2004-14, 7A, 3.584%, 10/25/34(2)	6,937	6,950
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A, 3.357%, 4/25/31(3)	5,015	4,976
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-33H, 1A1, 5.500%, 10/25/33	2,700	2,747
2003-34A, 6A, 3.782%, 11/25/33(2)	1,982	1,968
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A, 3.192%, 5/25/37(2)(3)	8,507	8,508
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	11,184	11,154
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	3,208	3,199
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	5,191	5,150
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	11,010	11,197
2015-5, A1B 144A, 2.750%, 5/25/55(2)(3)	4,914	4,876
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	3,901	3,922
2016-2, A1 144A, 3.000%, 8/25/55(2)(3)	5,879	5,836
2016-3, A1 144A, 2.250%, 4/25/56(2)(3)	4,759	4,683

See Notes to Financial Statements

14

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	$4,465	$4,375
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	3,665	3,710
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	3,930	3,795
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	22,558	22,244
Tricon American Homes Trust 2016-SFR1, C 144A, 3.487%, 11/17/33(3)	4,640	4,601
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	3,595	3,515
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A, 3.000%, 5/25/47(2)(3)	2,890	2,863
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(2)(3)	12,342	12,344
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A, 3.375%, 5/28/47(2)(3)	1,837	1,834
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A, 3.250%, 6/25/47(2)(3)	7,988	7,954
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A, 3.125%, 9/25/47(2)(3)	8,604	8,557
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A, 3.000%, 10/25/47(2)(3)	999	990
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(2)(3)	31,713	31,627
Verus Securitization Trust 2017-1A, A1 144A, 2.853%, 1/25/47(2)(3)	5,335	5,342

	PAR VALUE	VALUE
Non-Agency (continued)
2017-2A, A1 144A, 2.485%, 7/25/47(2)(3)	$16,012	$15,900
2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	15,897	15,896
VSD 2017-PLT1, A 3.600%, 12/25/43	4,785	4,778
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1, 3.365%, 6/25/33(2)	784	792
2003-J, 5A1, 3.490%, 10/25/33(2)	267	270
2004-4, A9, 5.500%, 5/25/34	1,230	1,252
2004-U, A1, 3.695%, 10/25/34(2)	666	670
2004-Z, 2A1, 3.738%, 12/25/34(2)	2,858	2,908
2004-CC, A1, 3.750%, 1/25/35(2)	1,361	1,387
2005-12, 1A1, 5.500%, 11/25/35	2,223	2,259
2005-14, 2A1, 5.500%, 12/25/35	1,503	1,540
2007-16, 1A1, 6.000%, 12/28/37	1,412	1,430

		1,328,974
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,551,068)		1,544,318
ASSET-BACKED SECURITIES—22.5%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A, 2.560%, 10/17/22(3)	12,410	12,252

Automobiles—13.7%
American Credit Acceptance Receivables Trust 2017-3, B 144A, 2.250%, 1/11/21(3)	8,000	7,955
2016-1A, B 144A, 4.240%, 6/13/22(3)	4,218	4,231

See Notes to Financial Statements

15

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
2017-1, C 144A, 2.880%, 3/13/23(3)	$9,000	$8,976
2017-2, C 144A, 2.860%, 6/12/23(3)	6,705	6,662
2018-1, C 144A, 3.550%, 4/10/24(3)	8,145	8,153
AmeriCredit Automobile Receivables Trust 2014-2, C, 2.180%, 6/8/20	14,691	14,670
2014-1, D, 2.540%, 6/8/20	22,955	22,946
2015-3, C, 2.730%, 3/8/21	9,730	9,737
2016-4, C, 2.410%, 7/8/22	18,468	18,164
2017-1, C, 2.710%, 8/18/22	10,360	10,234
2017-2, C, 2.970%, 3/20/23	7,840	7,805
Avid Automobile Receivables Trust 2018-1, A 144A, 2.840%, 8/15/23(3)	4,419	4,402
Avis Budget Rental Car Funding LLC
(AESOP) 2013-1A, A 144A, 1.920%, 9/20/19(3)	2,825	2,820
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(3)	6,350	6,357
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(3)	22,315	22,110
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(3)	17,000	16,909
California Republic Auto Receivables Trust 2014-2, B, 2.340%, 4/15/20	7,090	7,081
2015-3, B, 2.700%, 9/15/21	3,705	3,692

	PAR VALUE	VALUE
Automobiles (continued)
2016-1, B, 3.430%, 2/15/22	$4,615	$4,613
2017-1, B, 2.910%, 12/15/22	7,000	6,861
Capital Auto Receivables Asset Trust 2015-2, C, 2.670%, 8/20/20	7,250	7,257
2017-1, C 144A, 2.700%, 9/20/22(3)	3,630	3,579
2017-1, D 144A, 3.150%, 2/20/25(3)	1,980	1,962
CarFinance Capital Auto Trust 2014-1A, B 144A, 2.720%, 4/15/20(3)	101	101
2014-2A, B 144A, 2.640%, 11/16/20(3)	3,455	3,452
2014-2A, C 144A, 3.240%, 11/16/20(3)	2,765	2,751
2015-1A, B 144A, 2.910%, 6/15/21(3)	6,000	5,992
CarMax Auto Owner Trust 2014-2, B, 1.880%, 11/15/19	1,000	999
2015-2, C, 2.390%, 3/15/21	2,275	2,265
Carnow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	4,460	4,515
2017-1A, A 144A, 2.920%, 9/15/22(3)	5,495	5,471
Centre Point Funding LLC 2012-2A, 1 144A, 2.610%, 8/20/21(3)	2,732	2,707
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A, 4.170%, 1/16/23(3)	8,400	8,477
2016-BA, D 144A, 3.510%, 9/15/23(3)	2,150	2,132
CPS Auto Receivables Trust 2016-C, B 144A, 2.480%, 9/15/20(3)	3,000	2,994

See Notes to Financial Statements

16

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
2016-B, B 144A, 3.180%, 9/15/20(3)	$4,500	$4,510
2017-C, B 144A, 2.300%, 7/15/21(3)	6,610	6,554
2016-A, C 144A, 3.800%, 12/15/21(3)	6,500	6,553
2017-D, B 144A, 2.430%, 1/18/22(3)	6,400	6,334
Credit Acceptance Auto Loan Trust 2018-1A, A 144A, 3.010%, 2/16/27(3)	10,000	9,938
Drive Auto Receivables Trust 2017-1, B, 2.360%, 3/15/21	14,640	14,600
2017-BA, C 144A, 2.610%, 8/16/21(3)	8,750	8,743
2016-CA, C 144A, 3.020%, 11/15/21(3)	9,220	9,234
2017-AA, C 144A, 2.980%, 1/18/22(3)	15,410	15,415
2017-3, C, 2.800%, 7/15/22	7,235	7,213
2015-AA, D 144A, 4.120%, 7/15/22(3)	13,120	13,243
2017-2, C, 2.750%, 9/15/23	4,030	4,008
DT Auto Owner Trust 2015-3A, C 144A, 3.250%, 7/15/21(3)	1,160	1,162
2016-2A, C 144A, 3.670%, 1/18/22(3)	9,127	9,165
2016-3A, C 144A, 3.150%, 3/15/22(3)	8,485	8,497
2016-4A, C 144A, 2.740%, 10/17/22(3)	21,875	21,843
2017-1A, D 144A, 3.550%, 11/15/22(3)	10,000	9,967
2017-2A, D 144A, 3.890%, 1/15/23(3)	10,070	10,079
2017-3A, C 144A, 3.010%, 5/15/23(3)	11,505	11,471
2017-4A, C 144A, 2.860%, 7/17/23(3)	20,000	19,865
2018-1A, C144A, 3.470%, 12/15/23(3)	8,950	8,950

	PAR VALUE	VALUE
Automobiles (continued)
Exeter Automobile Receivables Trust 2014-2A, C 144A, 3.260%, 12/16/19(3)	$5,641	$5,647
2015-1A, C 144A, 4.100%, 12/15/20(3)	19,850	20,021
2015-2A, C 144A, 3.900%, 3/15/21(3)	24,230	24,422
2014-3A, D 144A, 5.690%, 4/15/21(3)	23,980	24,572
2016-3A, B 144A, 2.840%, 8/16/21(3)	8,475	8,472
2017-1A, B 144A, 3.000%, 12/15/21(3)	17,975	17,990
2017-2A, B 144A, 2.820%, 5/16/22(3)	18,780	18,653
2017-3A, B 144A, 2.810%, 9/15/22(3)	14,185	14,050
2018-1A, C 144A, 3.030%, 1/17/23(3)	18,150	17,975
First Investors Auto Owner Trust 2015-1A, C 144A, 2.710%, 6/15/21(3)	5,000	4,970
2017-2A, B 144A, 2.650%, 11/15/22(3)	2,160	2,135
Flagship Credit Auto Trust 2016-1, A 144A, 2.770%, 12/15/20(3)	1,637	1,638
2014-2, D 144A, 5.210%, 2/15/21(3)	11,010	11,233
2015-1, D 144A, 5.260%, 7/15/21(3)	3,565	3,653
2015-2, C 144A, 4.080%, 12/15/21(3)	6,495	6,565
2016-2, B 144A, 3.840%, 9/15/22(3)	4,175	4,222
2016-3, D 144A, 3.890%, 11/15/22(3)	4,990	5,015
2017-1, C 144A, 3.220%, 5/15/23(3)	7,500	7,489
2017-3, C 144A, 2.910%, 9/15/23(3)	6,980	6,899
Foursight Capital Automobile Receivables Trust 2016-1, A2 144A, 2.870%, 10/15/21(3)	3,831	3,818

See Notes to Financial Statements

17

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
2017-1, B 144A, 3.050%, 12/15/22(3)	$8,965	$8,811
2017-1, C 144A, 3.470%, 12/15/22(3)	4,458	4,384
2018-1, C 144A, 3.680%, 8/15/23(3)	1,685	1,687
2018-1, D 144A, 4.190%, 11/15/23(3)	1,630	1,633
GLS Auto Receivables Trust 2016-1A, B 144A, 4.390%, 1/15/21(3)	10,500	10,598
2017-1A, B 144A, 2.980%, 12/15/21(3)	15,005	14,907
2018-1A, A 144A, 2.820%, 7/15/22(3)	3,229	3,216
2017-1A, C 144A, 3.500%, 7/15/22(3)	11,090	10,988
2018-1A, B 144A, 3.520%, 8/15/23(3)	11,975	11,911
GM Financial Consumer Automobile Receivables Trust 2017-1A, B 144A, 2.300%, 6/16/23(3)	4,185	4,111
Hertz Vehicle Financing II LP 2015-2A, A 144A, 2.020%, 9/25/19(3)	4,845	4,827
2016-1A, A 144A, 2.320%, 3/25/20(3)	8,800	8,753
2015-1A, A 144A, 2.730%, 3/25/21(3)	28,000	27,786
2015-3A, A 144A, 2.670%, 9/25/21(3)	25,000	24,657
2016-4A, A 144A, 2.650%, 7/25/22(3)	12,335	12,051
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A, 2.550%, 8/17/20(3)	17,175	17,154
Hyundai Auto Receivables Trust 2014-B, D, 2.510%, 12/15/20	9,675	9,664

	PAR VALUE	VALUE
Automobiles (continued)
2015-A, D, 2.730%, 6/15/21	$8,950	$8,955
2017-B, B, 2.230%, 2/15/23	4,240	4,132
OneMain Direct Auto Receivables Trust 2016-1A, B 144A, 2.760%, 5/15/21(3)	5,000	5,000
2017-2A, C 144A, 2.820%, 7/15/24(3)	6,220	6,117
Oscar US Funding Trust VIII LLC 2018-1A, A2A 144A, 2.910%, 4/12/21(3)	10,000	9,996
Prestige Auto Receivables Trust 2014-1A, C 144A, 2.390%, 5/15/20(3)	6,530	6,527
2017-1A, C 144A, 2.810%, 1/17/23(3)	8,355	8,210
Santander Drive Auto Receivables Trust 2014-3, C, 2.130%, 8/17/20	704	704
2016-2, B, 2.080%, 2/16/21	8,250	8,230
2017-1, C, 2.580%, 5/16/22	9,830	9,764
2017-2, C, 2.790%, 8/15/22	3,795	3,780
2017-3, C, 2.760%, 12/15/22	4,510	4,467
Skopos Auto Receivables Trust 2018-1A, A 144A, 3.190%, 9/15/21(3)	10,000	9,997
2018-1A, B 144A, 3.930%, 5/16/22(3)	2,465	2,465
TCF Auto Receivables Owner Trust 2014-1A, B 144A, 2.330%, 5/15/20(3)	1,733	1,732
2014-1A, C 144A, 3.120%, 4/15/21(3)	2,035	2,035
2016-PT1A, C 144A, 3.210%, 1/17/23(3)	10,900	10,705

See Notes to Financial Statements

18

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Tesla Auto Lease Trust 2018-A, A 144A, 2.320%, 12/20/19(3)	$2,034	$2,030
2018-A, B 144A, 2.750%, 2/20/20(3)	2,500	2,495
2018-A, C 144A, 2.970%, 4/20/20(3)	2,000	1,995
2018-A, D 144A, 3.300%, 5/20/20(3)	1,845	1,841
Tidewater Auto Receivables Trust 2016-AA, B 144A, 3.130%, 3/15/20(3)	2,472	2,472
United Auto Credit Securitization Trust 2016-2, C 144A, 2.480%, 3/10/20(3)	9,425	9,418
Westlake Automobile Receivables Trust 2016-2A, C 144A, 2.830%, 5/17/21(3)	3,190	3,192
2015-3A, D 144A, 4.400%, 5/17/21(3)	10,000	10,062
2017-1A, B 144A, 2.300%, 10/17/22(3)	10,000	9,967
2017-2A, C 144A, 2.590%, 12/15/22(3)	16,230	16,073
2018-1A, C 144A, 2.920%, 5/15/23(3)	22,494	22,376

		1,027,690

Consumer Discretionary—0.1%
Avid Automobile Receivables Trust 2018-1, B 144A, 3.850%, 7/15/24(3)	4,000	3,971

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	961	951

	PAR VALUE	VALUE
Manufactured Housing—0.0%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(2)	$401	$407

Other—7.9%
Ajax Mortgage Loan Trust 2017-B, A 144A, 3.163%, 9/25/56(2)(3)	10,318	10,171
Aqua Finance Trust 2017-A, A 144A, 3.720%, 11/15/35(3)	14,022	13,809
Ascentium Equipment Receivables Trust 2017-1A, B 144A, 2.850%, 10/10/21(3)	7,764	7,602
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A, 3.240%, 12/20/23(3)	12,425	12,407
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A, 2.940%, 5/25/29(3)	9,068	8,898
BXG Receivables Note Trust 2012-A, A 144A, 2.660%, 12/2/27(3)	1,843	1,810
2013-A, A 144A, 3.010%, 12/4/28(3)	4,207	4,163
2015-A, A 144A, 2.880%, 5/2/30(3)	3,805	3,751
2017-A, A 144A, 2.950%, 10/4/32(3)	8,202	8,041
CCG Receivables Trust 2018-1, A2 144A, 2.500%, 6/16/25(3)	4,875	4,858
Citi Held For Asset Issuance 2015-PM3, B 144A, 4.310%, 5/16/22(3)	3,569	3,576

See Notes to Financial Statements

19

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Other (continued)
CLUB Credit Trust 2017-NP1, A 144A, 2.390%, 4/17/23(3)	$185	$185
2017-NP1, B 144A, 3.170%, 4/17/23(3)	10,185	10,176
2017-P1, B 144A, 3.560%, 9/15/23(3)	4,565	4,546
2017-P2, A 144A, 2.610%, 1/15/24(3)	8,605	8,578
Conn’s Receivables Funding LLC 2017-B, B 144A, 4.520%, 11/15/20(3)	8,550	8,613
Consumer Installment Loan Trust 2016-LD1, A 144A, 3.960%, 7/15/22(3)	981	982
CoreVest American Finance Trust 2017-1, A 144A, 2.968%, 10/15/49(3)	4,747	4,659
DB Master Finance LLC 2015-1A, A2II 144A, 3.980%, 2/20/45(3)	2,765	2,788
2017-1A, A2I 144A, 3.629%, 11/20/47(3)	16,189	16,117
Diamond Resorts Owner Trust 2014-1, A 144A, 2.540%, 5/20/27(3)	4,605	4,585
2017-1A, A 144A, 3.270%, 10/22/29(3)	7,260	7,114
Drug Royalty II LP 2 2014-1, A2 144A, 3.484%, 7/15/23(3)	8,236	8,185
Drug Royalty III LP 1 2016-1A, A 144A, 3.979%, 4/15/27(3)	7,961	7,911
2017-1A, A1 144A, (3 month LIBOR + 2.500%) 4.222%, 4/15/27(2)(3)	3,191	3,191
Fairway Outdoor Funding LLC 2012-1A, A2 144A, 4.212%, 10/15/42(3)	13,177	13,221

	PAR VALUE	VALUE
Other (continued)
Foundation Finance Trust 2017-1A, A 144A, 3.300%, 7/15/33(3)	$12,171	$12,009
2016-1A, A 144A, 3.960%, 6/15/35(3)	1,744	1,749
Gold Key Resorts LLC 2014-A, A 144A, 3.220%, 3/17/31(3)	4,401	4,352
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A, 2.360%, 1/20/23(3)	18,010	17,823
Hilton Grand Vacations Trust 2013-A, A 144A, 2.280%, 1/25/26(3)	3,781	3,740
2014-AA, A 144A, 1.770%, 11/25/26(3)	5,639	5,537
2017-AA, A 144A, 2.660%, 12/26/28(3)	5,735	5,658
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	11,992	11,689
Leaf Receivables Funding 12 LLC 2017-1, B 144A, 2.650%, 2/15/22(3)	9,145	8,974
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(3)	7,335	7,361
Marlette Funding Trust 2018-1A, A 144A, 2.610%, 3/15/28(3)	9,227	9,212
Marriott Vacation Club Owner Trust 2012-1A, A 144A, 2.510%, 5/20/30(3)	6,887	6,850
MVW Owner Trust 2015-1A, B 144A, 2.960%, 12/20/32(3)	861	845
2016-1A, A 144A, 2.250%, 12/20/33(3)	4,153	4,056
2017-1A, A 144A, 2.420%, 12/20/34(3)	3,741	3,656

See Notes to Financial Statements

20

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Other (continued)
NextGear Floorplan Master Owner Trust 2018-1A, A2144A, 3.220%, 2/15/23(3)	$4,290	$4,296
OneMain Financial Issuance Trust 2015-2A, A 144A, 2.570%, 7/18/25(3)	5,321	5,314
2015-1A, A 144A, 3.190%, 3/18/26(3)	21,108	21,154
2018-1A, A 144A, 3.300%, 3/14/29(3)	17,015	17,047
2017-1A, A1 144A, 2.370%, 9/14/32(3)	5,500	5,407
Oportun Funding VIII LLC 2018-A, A 144A, 3.610%, 3/8/24(3)	8,745	8,735
Orange Lake Timeshare Trust 2012-AA, A 144A, 3.450%, 3/10/27(3)	1,535	1,535
2015-AA, A 144A, 2.880%, 9/8/27(3)	3,961	3,891
2014-AA, A 144A, 2.290%, 7/9/29(3)	1,727	1,694
2018-A, A 144A, 3.100%, 11/8/30(3)	6,831	6,803
Prosper Marketplace Issuance Trust 2017-1A, B 144A, 3.650%, 6/15/23(3)	17,008	17,065
2017-2A, B 144A, 3.480%, 9/15/23(3)	16,905	16,855
2018-1A, A 144A, 3.110%, 6/17/24(3)	7,570	7,569
Sierra Receivables Funding Co., LLC 2017-1A, A 144A, 2.910%, 3/20/34(3)	6,182	6,116
Sierra Timeshare Receivables Funding LLC 2014-1A, A 144A, 2.070%, 3/20/30(3)	1,114	1,110
2014-2A, A 144A, 2.050%, 6/20/31(2)(3)	1,556	1,547

	PAR VALUE	VALUE
Other (continued)
2016-1A, A 144A, 3.080%, 3/21/33(3)	$3,566	$3,574
2016-2A, A 144A, 2.330%, 7/20/33(3)	3,355	3,316
Silverleaf Finance LLC XVIII 2014-A, A 144A, 2.810%, 1/15/27(3)	699	696
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(3)	11,108	11,099
2017-1, A 144A, 3.280%, 1/26/26(3)	14,688	14,714
2017-3, A 144A, 2.770%, 5/25/26(3)	10,714	10,640
2017-5, A2 144A, 2.780%, 9/25/26(3)	14,080	13,873
2017-6, A2 144A, 2.820%, 11/25/26(3)	12,870	12,727
2018-1, A2 144A, 3.140%, 2/25/27(3)	10,685	10,628
Springleaf Funding Trust 2016-AA, A 144A, 2.900%, 11/15/29(3)	11,590	11,539
SVO VOI Mortgage Corp. 2012-AA, A 144A, 2.000%, 9/20/29(3)	4,885	4,806
Taco Bell Funding LLC 2016-1A, A21 144A, 3.832%, 5/25/46(3)	7,006	7,045
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	20,345	20,444
TRIP Rail Master Funding LLC 2017-1A, A1 144A, 2.709%, 8/15/47(3)	9,317	9,206
Volvo Financial Equipment LLC 2017-1A, B 144A, 2.400%, 1/18/22(3)	3,600	3,546
VSE VOI Mortgage LLC 2016-A, A 144A, 2.540%, 7/20/33(3)	4,742	4,660

See Notes to Financial Statements

21

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Other (continued)
2017-A, A 144A, 2.330%, 3/20/35(3)	$9,159	$8,930
Welk Resorts LLC 2013-AA, A 144A, 3.100%, 3/15/29(3)	1,860	1,847
2015-AA, A 144A, 2.790%, 6/16/31(3)	3,751	3,696
Wendy’s Funding LLC 2015-1A, A2II 144A, 4.080%, 6/15/45(3)	9,353	9,486
2018-1A, A2I 144A, 3.573%, 3/15/48(3)	9,451	9,336
Westgate Resorts LLC 2016-1A, A 144A, 3.500%, 12/20/28(3)	6,112	6,121

		591,515

Student Loans—0.6%
Commonbond Student Loan Trust 2017-AGS, A1 144A, 2.550%, 5/25/41(3)	7,552	7,403
DRB Prime Student Loan Trust 2015-D, A3 144A, 2.500%, 1/25/36(3)	2,165	2,157
Earnest Student Loan Program LLC 2017-A, A2 144A, 2.650%, 1/25/41(3)	4,852	4,759
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A, 2.770%, 8/25/42(3)	6,745	6,636
Navient Private Education Loan Trust 2017-A, A2A 144A, 2.880%, 12/16/58(3)	3,150	3,105
SLM Private Education Loan Trust 2013-B, A2A 144A, 1.850%, 6/17/30(3)	3,293	3,269
2013-C, A2A 144A, 2.940%, 10/15/31(3)	2,780	2,788

	PAR VALUE	VALUE
Student Loans (continued)
SoFi Professional Loan Program LLC 2014-B, A2 144A, 2.550%, 8/27/29(3)	$479	$475
2015-A, A2 144A, 2.420%, 3/25/30(3)	1,996	1,981
2016-A, A2 144A, 2.760%, 12/26/36(3)	1,328	1,316
2017-B, A1FX 144A, 1.830%, 5/25/40(3)	5,650	5,615
2017-C, A2A 144A, 1.750%, 7/25/40(3)	4,913	4,872
2017-E, A2B 144A, 2.720%, 11/26/40(3)	4,135	4,063

		48,439
TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,692,934)		1,685,225

CORPORATE BONDS AND NOTES—32.8%
Consumer Discretionary—2.1%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,554
Altice France S.A. 144A, 7.375%, 5/1/26(3)	7,075	6,739
Altice US Finance I Corp. 144A, 5.375%, 7/15/23(3)	8,250	8,357
Aptiv plc 3.150%, 11/19/20	15,000	14,970
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	7,910	7,900
CSC Holdings LLC 5.250%, 6/1/24	11,500	10,939
Delphi Corp. 4.150%, 3/15/24	3,665	3,757
Discovery Communications LLC 2.200%, 9/20/19	7,185	7,111
2.950%, 3/20/23	10,295	9,917
DISH DBS Corp. 5.875%, 7/15/22	7,150	6,828

See Notes to Financial Statements

22

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
General Motors Financial Co., Inc. 3.500%, 7/10/19	$9,715	$9,777
4.200%, 3/1/21	7,300	7,439
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	11,067
International Game Technology plc 144A, 6.250%, 2/15/22(3)	5,190	5,437
Lennar Corp. 144A, 2.950%, 11/29/20(3)	17,355	16,923
Newell Brands, Inc. 3.150%, 4/1/21	6,553	6,492
Scientific Games International, Inc. 144A, 5.000%, 10/15/25(3)	7,150	6,953
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,279
Wyndham Worldwide Corp. 4.150%, 4/1/24	915	912

		158,351

Consumer Staples—1.3%
Anheuser-Busch InBev Worldwide, Inc.
(3 month LIBOR + 0.740%) 3.052%, 1/12/24(2)	4,943	4,972
3.500%, 1/12/24	4,321	4,350
BAT Capital Corp. 144A, 2.297%, 8/14/20(3)	7,230	7,088
144A, 2.764%, 8/15/22(3)	14,195	13,726
144A, 3.222%, 8/15/24(3)	7,160	6,900
Campbell Soup Co. 3.300%, 3/15/21	4,613	4,639
3.650%, 3/15/23	11,370	11,389
CVS Health Corp.
(3 month LIBOR + 0.720%) 2.777%, 3/9/21(2)	6,510	6,559
3.700%, 3/9/23	15,619	15,667

	PAR VALUE	VALUE
Consumer Staples (continued)
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	$4,543	$4,533
MARB BondCo plc 144A, 7.000%, 3/15/24(3)	18,700	17,578

		97,401

Energy—5.7%
Afren plc 144A, 11.500%, 2/1/16(3)(9)(10)	4,674	2
Anadarko Finance Co. Series B 7.500%, 5/1/31	3,000	3,830
Anadarko Petroleum Corp. 4.850%, 3/15/21	3,845	3,997
5.550%, 3/15/26	5,455	5,952
Blue Racer Midstream LLC 144A, 6.125%, 11/15/22(3)	6,070	6,176
Callon Petroleum Co. 6.125%, 10/1/24	9,266	9,477
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	11,090	11,090
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	7,155	7,915
Cimarex Energy Co. 4.375%, 6/1/24	11,490	11,819
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,735
Continental Resources, Inc. 5.000%, 9/15/22	5,035	5,104
4.500%, 4/15/23	6,535	6,609
Ecopetrol S.A. 5.875%, 9/18/23	16,725	17,896
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,017
Encana Corp. 3.900%, 11/15/21	7,960	8,061
8.125%, 9/15/30	8,110	10,568
Energy Transfer Equity LP 4.250%, 3/15/23	6,430	6,253
5.875%, 1/15/24	10,155	10,485

See Notes to Financial Statements

23

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Energy Transfer Partners LP 5.000%, 10/1/22	$17,910	$18,614
4.500%, 11/1/23	4,855	4,916
EP Energy LLC 144A, 9.375%, 5/1/24(3)	7,130	5,071
144A, 8.000%, 11/29/24(3)	7,660	7,698
Gazprom OAO (Gaz Capital SA) 144A, 6.510%, 3/7/22(3)(6)	16,560	17,814
Kinder Morgan, Inc. 144A, 5.625%, 11/15/23(3)	20,300	21,725
Lukoil International Finance BV 144A, 3.416%, 4/24/18(3)	6,000	6,000
MPLX LP 3.375%, 3/15/23	4,542	4,486
Petrobras Global Finance BV 8.375%, 5/23/21	9,305	10,594
144A, 5.299%, 1/27/25(3)	10,890	10,754
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(9)	9,545	2,601
Petroleos Mexicanos 4.875%, 1/24/22	62,580	64,138
6.500%, 3/13/27	14,165	15,128
PTTEP Treasury Center Co., Ltd. 144A, (U.S. Treasury Yield Curve CMT 5 year + 3.177%) 4.875%(3)(5)	3,007	3,018
Range Resources Corp. 5.000%, 3/15/23	5,235	5,019
4.875%, 5/15/25	15,135	14,038
RSP Permian, Inc. 5.250%, 1/15/25	7,125	7,365
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	8,000	8,410
6.250%, 3/15/22	8,415	9,129

	PAR VALUE	VALUE
Energy (continued)
Sinopec Capital Ltd. 144A, 1.875%, 4/24/18(3)	$11,750	$11,744
Southern Gas Corridor CJSC 144A, 6.875%, 3/24/26(3)	6,435	7,092
Sunoco LP 144A, 4.875%, 1/15/23(3)	9,610	9,262
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	3,680	3,915
6.800%, 3/15/38	7,800	6,084
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(3)	1,258	1,094
Weatherford International Ltd. 9.875%, 2/15/24	4,795	4,375
YPF S.A. 144A, 8.500%, 3/23/21(3)	5,369	5,857
144A, 8.750%, 4/4/24(3)	1,630	1,805

		422,732

Financials—10.6%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670	3,684
Air Lease Corp. 2.625%, 9/4/18	5,495	5,489
American Express Co. 3.400%, 2/27/23	18,176	18,135
Ares Capital Corp. 3.625%, 1/19/22	4,475	4,412
3.500%, 2/10/23	11,230	10,907
4.250%, 3/1/25	7,500	7,283
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)	14,195	14,247
Aviation Capital Group Corp. 144A, 2.875%, 9/17/18(3)	4,415	4,413
Banco de Credito del Peru 144A, 4.250%, 4/1/23(3)	6,284	6,400
Bank of America Corp. 5.490%, 3/15/19	2,868	2,935

See Notes to Financial Statements

24

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
(3 month LIBOR + 1.180%) 2.925%, 10/21/22(2)	$10,735		$10,900
(3 month LIBOR + 1.000%) 2.741%, 4/24/23(2)	14,445		14,548
4.200%, 8/26/24	10,473		10,618
Bank of Baroda 144A, 4.875%, 7/23/19(3)	11,775		11,986
Bank of India 144A, 3.625%, 9/21/18(3)	10,200		10,195
Barclays plc 3.200%, 8/10/21	10,345		10,222
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,057
Bonos del Banco Central de Chile 4.500%, 6/1/20	4,570,000	CLP	7,861
Brookfield Finance LLC 4.000%, 4/1/24	15,475		15,583
Capital One N.A. 2.400%, 9/5/19	5,000		4,953
2.950%, 7/23/21	14,425		14,209
Citigroup, Inc.
(3 month LIBOR + 0.960%) 2.705%, 4/25/22(2)	18,055		18,159
(3 month LIBOR + 1.430%) 3.436%, 9/1/23(2)	10,755		11,017
3.200%, 10/21/26	7,335		6,978
Corp Financiera de Desarrollo SA 144A, 4.750%, 7/15/25(3)	6,000		6,105
Development Bank of Kazakhstan JSC 144A, 4.125%, 12/10/22(3)	13,805		13,759
Discover Bank 8.700%, 11/18/19	1,750		1,895
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)	14,685		14,888

	PAR VALUE	VALUE
Financials (continued)
Fifth Third Bancorp 4.500%, 6/1/18	$6,745	$6,763
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500	4,489
FS Investment Corp. 4.250%, 1/15/20	7,725	7,795
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	4,425	4,266
4.250%, 10/21/25	24,315	24,427
Guanay Finance Ltd. 144A, 6.000%, 12/15/20(3)	17,986	18,352
HBOS plc 144A, 6.750%, 5/21/18(3)	685	689
HSBC Holdings plc 2.950%, 5/25/21	10,000	9,898
(3 month LIBOR + 1.500%) 3.196%, 1/5/22(2)	6,524	6,719
HSBC USA, Inc. 2.625%, 9/24/18	9,485	9,483
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	18,585
ICAHN Enterprises LP 6.250%, 2/1/22	17,330	17,633
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275	6,275
(3 month LIBOR + 0.750%) 2.541%, 11/8/20(2)	630	630
2.957%, 11/8/22	14,880	14,519
International Lease Finance Corp. 3.875%, 4/15/18	7,635	7,636
Jefferies Group LLC 5.125%, 1/20/23	3,725	3,940
JPMorgan Chase & Co. 2.295%, 8/15/21	4,495	4,370
(3 month LIBOR + 0.900%) 2.645%, 4/25/23(2)	18,055	18,123

See Notes to Financial Statements

25

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	$8,805	$8,683
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.785%, 4/20/67(2)(7)	2,885	2,748
Macquarie Group Ltd. 144A, 6.000%, 1/14/20(3)	10,950	11,462
Mizuho Financial Group, Inc. 2.601%, 9/11/22	18,300	17,622
3.549%, 3/5/23	14,850	14,772
Morgan Stanley
(3 month LIBOR + 0.930%) 2.675%, 7/22/22(2)	18,055	18,123
(3 month LIBOR + 1.400%) 3.141%, 10/24/23(2)	25,080	25,649
Navient Corp. 6.500%, 6/15/22	8,220	8,497
7.250%, 9/25/23	3,620	3,783
Nuveen Finance LLC 144A, 2.950%, 11/1/19(3)	2,850	2,843
Prudential Financial, Inc. 8.875%, 6/15/38	11,200	11,298
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,180
Santander Holdings USA, Inc. 2.700%, 5/24/19	10,650	10,623
2.650%, 4/17/20	7,540	7,455
3.700%, 3/28/22	7,190	7,203
SBA Tower Trust 144A, 3.156%, 10/8/20(3)	6,050	5,948
144A, 3.168%, 4/11/22(3)	18,490	18,231
Sberbank of Russia RegS 5.717%, 6/16/21(4)(6)	7,000	7,350
Springleaf Finance Corp. 6.875%, 3/15/25	7,875	7,904

	PAR VALUE	VALUE
Financials (continued)
State Bank of India 144A, 3.250%, 4/18/18(3)	$10,470	$10,470
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,718
Trinity Acquisition plc 3.500%, 9/15/21	1,485	1,483
4.400%, 3/15/26	9,145	9,261
Turkiye Is Bankasi AS 144A, 3.750%, 10/10/18(3)	12,630	12,618
Turkiye Vakiflar Bankasi TAO 144A, 3.750%, 4/15/18(3)	4,000	3,993
144A, 5.625%, 5/30/22(3)	14,600	14,340
UBS Group Funding Switzerland AG 144A, 2.650%, 2/1/22(3)	8,475	8,215
Vnesheconombank 144A, 6.902%, 7/9/20(3)	9,500	10,080
Wells Fargo & Co. 3.069%, 1/24/23	6,915	6,798
(3 month LIBOR + 1.230%) 3.002%, 10/31/23(2)	10,770	10,926
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,453
XLIT Ltd. 2.300%, 12/15/18	9,730	9,693

		794,852

Health Care—2.2%
Abbott Laboratories 2.900%, 11/30/21	8,815	8,731
3.400%, 11/30/23	3,910	3,880
AbbVie, Inc. 2.500%, 5/14/20	11,705	11,552
3.200%, 11/6/22	1,940	1,915
Allergan Funding SCS 3.000%, 3/12/20	2,825	2,810
3.450%, 3/15/22	3,815	3,781

See Notes to Financial Statements

26

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Anthem, Inc. 2.950%, 12/1/22	$7,557	$7,365
3.350%, 12/1/24	5,452	5,291
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 2.944%, 12/29/20(2)	6,257	6,264
2.894%, 6/6/22	11,831	11,476
3.363%, 6/6/24	7,740	7,447
Cardinal Health, Inc. 2.616%, 6/15/22	10,985	10,616
3.079%, 6/15/24	11,180	10,661
Community Health Systems, Inc. 6.250%, 3/31/23	7,185	6,619
Endo Dac 144A, 6.000%, 7/15/23(3)	720	544
Fresenius U.S. Finance II, Inc. 144A, 4.500%, 1/15/23(3)	2,590	2,663
Mylan NV 3.150%, 6/15/21	4,065	4,011
Mylan, Inc. 144A, 3.125%, 1/15/23(3)	14,815	14,331
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,465
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	8,953
Tenet Healthcare Corp. 144A, 4.625%, 7/15/24(3)	4,350	4,181
144A, 5.125%, 5/1/25(3)	4,765	4,580
Teva Pharmaceutical Finance Netherlands III BV 144A, 6.000%, 4/15/24(3)	800	777
Valeant Pharmaceuticals International, Inc. 144A, 6.500%, 3/15/22(3)	2,190	2,261
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	24,748

		167,922

	PAR VALUE	VALUE
Industrials—2.7%
Alfa SAB de CV 144A, 5.250%, 3/25/24(3)	$6,775	$7,038
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	28,521	30,232
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	11,420	11,391
British Airways Pass-Through-Trust 2013-1, B 144A, 5.625%, 6/20/20(3)	5,793	5,956
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,398
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	4,505	4,557
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A, 5.250%, 5/30/23(3)	14,452	14,958
Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A, 5.125%, 11/30/22(3)	10,210	10,480
Embraer Overseas Ltd. 144A, 5.696%, 9/16/23(3)	3,460	3,689
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	6,160	6,266
JSL Europe S.A. 144A, 7.750%, 7/26/24(3)	5,540	5,630
Latam Finance Ltd. 144A, 6.875%, 4/11/24(3)	18,525	19,382
Masco Corp. 5.950%, 3/15/22	13,945	15,087
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(4)	3,470	3,453

See Notes to Financial Statements

27

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
144A, 3.375%, 2/1/22(3)	$8,365	$8,317
Pitney Bowes, Inc. 4.125%, 5/15/22	10,523	9,944
SCF Capital Designated Activity Co. 144A, 5.375%, 6/16/23(3)	8,460	8,600
Standard Industries, Inc. 144A, 5.500%, 2/15/23(3)	6,590	6,821
TransDigm, Inc. 6.500%, 7/15/24	11,820	12,116

		199,315

Information Technology—1.5%
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,506
Broadcom Corp. 2.375%, 1/15/20	10,660	10,510
3.000%, 1/15/22	7,550	7,406
2.650%, 1/15/23	9,730	9,261
3.625%, 1/15/24	7,360	7,237
Dell International LLC 144A, 5.450%, 6/15/23(3)	10,540	11,169
Dun & Bradstreet Corp. (The) 4.250%, 6/15/20	4,660	4,713
Hewlett Packard Enterprise Co. 2.850%, 10/5/18	9,690	9,700
4.400%, 10/15/22	7,070	7,315
Radiate Holdco LLC 144A, 6.875%, 2/15/23(3)	3,635	3,517
Tencent Holdings Ltd. 144A, 2.985%, 1/19/23(3)	4,550	4,433
VMware, Inc. 2.300%, 8/21/20	4,567	4,441
2.950%, 8/21/22	11,670	11,180

		109,388

Materials—2.2%
Anglo American Capital plc 144A, 3.625%, 9/11/24(3)	18,490	17,805

	PAR VALUE	VALUE
Materials (continued)
Equate Petrochemical BV 144A, 3.000%, 3/3/22(3)	$9,535	$9,201
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	17,621	17,004
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	9,330	9,266
Glencore Funding LLC 144A, 4.125%, 5/30/23(3)	17,615	17,730
GTL Trade Finance, Inc. 144A, 5.893%, 4/29/24(3)	13,625	14,519
James Hardie International Finance DAC 144A, 4.750%, 1/15/25(3)	12,975	12,716
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	9,000	8,618
144A, 5.000%, 5/1/25(3)	16,890	16,209
OCP SA 144A, 5.625%, 4/25/24(3)	17,090	18,030
Rusal Capital DAC 144A, 5.125%, 2/2/22(3)	17,980	17,724
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	5,145	5,717

		164,539

Real Estate—1.4%
American Tower Corp. 3.000%, 6/15/23	8,586	8,289
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,593
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,069

See Notes to Financial Statements

28

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Real Estate (continued)
Government Properties Income Trust 3.750%, 8/15/19	$2,905	$2,917
4.000%, 7/15/22	7,345	7,321
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,496
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,540
Kilroy Realty LP 3.450%, 12/15/24	2,645	2,565
Select Income REIT 4.150%, 2/1/22	18,910	18,904
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,690
Ventas Realty LP 2.700%, 4/1/20	2,948	2,923
Welltower, Inc. 4.125%, 4/1/19	4,100	4,149
West Europe Finance LLC 144A, 3.250%, 10/5/20(3)	19,265	19,285

		102,741

Telecommunication Services—1.9%
AT&T, Inc. 2.800%, 2/17/21	18,700	18,514
3.200%, 3/1/22	1,910	1,899
(3 month LIBOR + 0.890%) 2.723%, 2/14/23(2)	8,918	9,042
3.800%, 3/1/24	1,860	1,862
3.400%, 8/14/24	3,820	3,837
4.125%, 2/17/26	6,955	6,968
Axtel SAB de C.V. 144A, 6.375%, 11/14/24(3)	9,450	9,592
Digicel Group Ltd. 144A, 8.250%, 9/30/20(3)	10,365	8,914
Digicel Ltd. 144A, 6.750%, 3/1/23(3)	7,745	6,979

	PAR VALUE	VALUE
Telecommunication Services (continued)
Frontier Communications Corp. 8.500%, 4/15/20	$3,200	$3,220
8.875%, 9/15/20	3,380	3,405
7.125%, 1/15/23	9,065	6,116
Level 3 Financing, Inc. 5.375%, 1/15/24	14,170	13,807
Sprint Corp. 7.875%, 9/15/23	10,000	10,212
Sprint Spectrum Co., LLC 144A, 3.360%, 9/20/21(3)	16,406	16,304
144A, 4.738%, 3/20/25(3)	11,355	11,412
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,806
Verizon Communications, Inc. 3.125%, 3/16/22	9,017	8,935

		143,824

Utilities—1.3%
Eskom Holdings SOC Ltd. 144A, 5.750%, 1/26/21(3)	13,900	13,771
Exelon Corp. 2.850%, 6/15/20	18,845	18,673
3.497%, 6/1/22	8,261	8,179
Ferrellgas Partners LP 6.750%, 6/15/23	11,560	10,520
Majapahit Holding BV 144A, 7.750%, 1/20/20(3)	8,800	9,440
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,057
State Grid Overseas Investment Ltd. 144A, 1.750%, 5/22/18(3)	5,000	4,992
TerraForm Power Operating LLC 144A, 4.250%, 1/31/23(3)	18,640	17,918
Texas Competitive Electric Holdings Co. 144A, 11.500%, 10/1/20(3)(9)(12)	5,925	4

See Notes to Financial Statements

29

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Utility (continued)
Toledo Edison Co. (The) 7.250%, 5/1/20	$224	$240

		94,794
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $2,477,178)		2,455,859
LEVERAGED LOANS(2)—12.1%
Aerospace—0.7%
American Airlines, Inc. 2017, Tranche B, (1 month LIBOR + 2.000%) 3.877%, 4/28/23	15,904	15,900
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	18,166	18,212
Tranche G, (3 month LIBOR + 2.500%) 4.589%, 8/22/24	1,548	1,553
United Airlines, Inc. Tranche B, (3 month LIBOR + 2.000%) 3.772%, 4/1/24	13,845	13,900

		49,565

Chemicals—0.2%
Ineos U.S. Finance LLC 2024, (1 month LIBOR + 2.000%) 3.877%, 4/1/24	5,960	5,972
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 5.127%, 11/7/24	1,805	1,817
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.802%, 2/14/24	5,491	5,530
PQ Corp. Tranche B-1, (3 month LIBOR + 2.500%) 4.291%, 2/8/25	549	551

		13,870

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.880%, 9/29/24	$10,651	$10,771

Consumer Non-Durables—0.2%
Coty, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/29/25(11)	5,595	5,581
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.688%, 9/29/23	5,495	5,495
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.377%, 2/15/23	3,446	3,478

		14,554

Energy—0.5%
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.127%, 10/30/24	7,461	7,443
Paragon Offshore Finance Co., (3 month LIBOR + 2.750%) 0.000%, 7/16/21(9)(11)(12)	81	—	(15)
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.302%, 2/21/21	8,679	7,254
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	10,580	10,633
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.765%, 4/12/24	9,915	9,803

		35,133

See Notes to Financial Statements

30

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Financial—0.4%
Asurion LLC Tranche B-6, (1 month LIBOR + 2.750%) 4.627%, 11/3/23	$6,960	$7,004
Delos Finance S.a r.l. 2018, (3 month LIBOR + 1.750%) 4.052%, 10/6/23	16,529	16,595
FinCo I LLC, (1 month LIBOR + 2.750%) 4.627%, 12/27/22	5,212	5,270
iStar, Inc., (1 month LIBOR + 3.000%) 4.766%, 10/1/21	2,273	2,288

		31,157

Food / Tobacco—0.5%
Aramark Intermediate HoldCo Corp.
Tranche B, (1 month LIBOR + 2.000%) 3.877%, 3/28/24	6,054	6,090
Tranche B-1, (1 month LIBOR + 2.000%) 3.877%, 3/11/25	7,721	7,769
CHG PPC Parent LLC First Lien, (3 month LIBOR + 2.750%) 0.000%, 3/21/25(11)	1,165	1,166
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 10/10/23	6,354	6,381
Hostess Brands LLC 2017 Refinancing, Tranche B, (1 month LIBOR + 2.250%) 4.127%, 8/3/22	14,534	14,593
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.678%, 10/30/22	4,772	4,755

		40,754

	PAR VALUE	VALUE
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	$23,105	$22,809
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 5.292%, 12/21/22	2,150	2,126

		24,935

Forest Prod / Containers—0.1%
Berry Global Group, Inc.
Tranche Q, (1 month LIBOR + 2.000%) 3.808%, 10/1/22	6,504	6,533
Tranche R, (1 month LIBOR + 2.000%) 3.740%, 1/19/24	1,035	1,038
Spectrum Holdings III Corp. First Lien, (3 month LIBOR + 1.000%) 5.127%, 1/31/25(13)	267	267
(1 month LIBOR + 3.250%) 5.127%, 1/31/25	2,703	2,706

		10,544

Gaming / Leisure—1.4%
Caesars Resort Collection LLC Tranche B, (1 month LIBOR + 2.750%) 4.627%, 12/23/24	14,334	14,425
El Dorado Resorts, Inc., (2 month LIBOR + 2.250%) 4.125%, 4/17/24	4,794	4,806
GVC Holdings PLC, (3 month LIBOR + 2.500%) 0.000%, 3/15/24(11)	10,515	10,526
Hilton Worldwide Finance LLC Tranche B-2, (1 month LIBOR + 2.000%) 3.872%, 10/25/23	12,309	12,368

See Notes to Financial Statements

31

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Gaming / Leisure (continued)
Las Vegas Sands LLC 2017 Refinancing, (1 month LIBOR + 1.750%) 3.627%, 3/27/25	$8,161	$8,174
MGM Growth Properties Operation Partnership LP Tranche B, (1 month LIBOR + 2.000%) 3.877%, 3/24/25	7,023	7,037
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 5.000%, 4/29/24	19,334	19,426
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.686%, 8/14/24	745	747
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.877%, 7/8/24	11,860	11,896
UFC Holdings, LLC First Lien, (1 month LIBOR + 3.250%) 5.130%, 8/18/23	9,033	9,074
VICI Properties, Inc. Tranche B, (1 month LIBOR + 2.000%) 3.854%, 12/20/24	2,453	2,460
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 3/28/25(11)	3,010	3,018

		103,957

Healthcare—0.8%
Change Healthcare Holdings, Inc., (1 month LIBOR + 2.750%) 4.627%, 3/1/24	5,089	5,099

	PAR VALUE	VALUE
Healthcare (continued)
Endo Luxembourg Finance Co. S.a.r.l., (1 month LIBOR + 4.250%) 6.188%, 4/29/24	$3,672	$3,661
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.880%, 12/1/23	7,237	7,259
INC Research Holdings, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.127%, 8/1/24	7,501	7,523
Parexel International Corp., (1 month LIBOR + 2.750%) 4.627%, 9/27/24	6,383	6,383
Prospect Medical Holdings, Inc. Tranche B-1, (1 month LIBOR + 5.500%) 7.188%, 2/22/24	6,905	6,905
Quintiles IMS, Inc. Tranche B-2, (3 month LIBOR + 2.000%) 4.302%, 1/17/25	771	775
Surgery Partners LLC, (1 month LIBOR + 3.250%) 5.130%, 9/2/24	8,821	8,812
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 6.552%, 12/30/22	3,893	3,906
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B, (1 month LIBOR + 3.500%) 5.240%, 4/1/22	7,520	7,596

		57,919

See Notes to Financial Statements

32

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Housing—0.6%
Beacon Roofing Supply, Inc., (1 month LIBOR + 2.250%) 3.936%, 1/2/25	$17,200	$17,274
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.380%, 3/25/24	829	831
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.880%, 3/24/25	4,144	4,177
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	12,031	12,116
Quikrete Holdings, Inc. First Lien, (1 month LIBOR + 2.750%) 4.627%, 11/15/23	10,684	10,725

		45,123

Information Technology—1.0%
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.734%, 6/30/21	4,047	3,768
Kronos, Inc.
First Lien, (1 month LIBOR + 3.000%) 4.880%, 11/1/23	17,676	17,780
Second Lien, (3 month LIBOR + 8.250%) 10.023%, 11/1/24	3,287	3,405
Leidos Innovations Corp. Tranche B, (1 month LIBOR + 1.750%) 3.688%, 8/16/23	5,299	5,328

	PAR VALUE	VALUE
Information Technology (continued)
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.536%, 2/2/24	$6,430	$6,443
Rackspace Hosting, Inc. Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.787%, 11/3/23	11,501	11,453
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(11)	16,765	16,840
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(11)	5,980	6,007
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.802%, 1/27/23	4,174	4,154

		75,178

Manufacturing—0.2%
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	11,746	8,022
Pro Mach Group, Inc. First Lien, (3 month LIBOR + 3.000%) 5.035%, 3/7/25	975	976
Titan Acquisition Ltd., (3 month LIBOR + 3.000%) 0.000%, 3/28/25(11)	3,540	3,533
Zodiac Pool Solutions LLC Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/7/25(11)	3,605	3,622

		16,153

See Notes to Financial Statements

33

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Media / Telecom - Broadcasting—0.4%
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 4.130%, 1/3/24	$11,342	$11,380
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(11)	14,825	14,881

		26,261

Media / Telecom - Cable/Wireless Video—0.8%
Altice US Finance I Corp. 2017 Refinancing, (1 month LIBOR + 2.250%) 4.127%, 7/28/25	12,678	12,649
Charter Communications Operating LLC Tranche B, (1 month LIBOR + 2.000%) 3.880%, 4/30/25	29,207	29,304
CSC Holdings LLC 2017 Refinancing, (1 month LIBOR + 2.250%) 4.036%, 7/17/25	10,908	10,870
Telenet Financing USD LLC, (3 month LIBOR + 2.500%) 0.000%, 3/1/26(11)	690	693
Virgin Media Bristol LLC Tranche K, (1 month LIBOR + 2.500%) 4.277%, 1/15/26	6,845	6,879

		60,395

Media / Telecom - Diversified Media—0.7%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien, (3 month LIBOR + 3.750%) 6.052%, 7/8/22	14,317	14,312

	PAR VALUE	VALUE
Media / Telecom - Diversified Media (continued)
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.377%, 2/28/25	$12,185	$12,164
Formula One Management Ltd. Tranche B-3, (1 month LIBOR + 2.500%) 4.377%, 2/1/24	6,931	6,913
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, (1 month LIBOR + 4.000%) 5.877%, 5/4/22	8,671	8,556
Meredith Corp., (1 month LIBOR + 3.000%) 4.877%, 1/31/25	10,870	10,930

		52,875

Media / Telecom - Telecommunications—1.3%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.627%, 1/31/25	17,157	16,860
Frontier Communications Corp. Tranche B-1, (1 month LIBOR + 3.750%) 5.630%, 6/15/24	11,652	11,485
Level 3 Financing, Inc. 2024, Tranche B, (1 month LIBOR + 2.250%) 4.111%, 2/22/24	28,944	28,994
Numericable U.S. LLC, (3 month LIBOR + 3.000%) 4.720%, 1/31/26	13,915	13,498
Securus Technologies Holdings, Inc. First Lien, (1 month LIBOR + 4.500%) 6.377%, 11/1/24	16,384	16,558

See Notes to Financial Statements

34

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2) (continued)
Media / Telecom - Telecommunications (continued)
West Corp.
Tranche B-1, (3 month LIBOR + 3.500%) 0.000%, 10/10/24(11)	$5,000	$5,004
Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/10/24	6,880	6,939

		99,338

Media / Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.020%, 5/27/24	2,096	2,084

Metals / Minerals—0.1%
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.240%, 2/12/25	11,095	11,095

Retail—0.2%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 6.877%, 9/25/24	5,139	5,088
PetSmart, Inc. Tranche B-2, (1 month LIBOR + 3.000%) 4.680%, 3/11/22	13,590	10,876

		15,964

Service—0.9%
Advantage Sales & Marketing, Inc.
First Lien, (3 month LIBOR + 3.250%) 5.017%, 7/23/21	3,915	3,827
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	8,852	8,655

	PAR VALUE	VALUE
Service (continued)
ASGN, Inc. Tranche B-2, (3 month LIBOR + 2.000%) 0.000%, 4/2/25(11)	$3,950	$3,962
Delek US Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(11)	2,385	2,389
First Data Corp. 2024, Tranche-A , (1 month LIBOR + 2.250%) 4.122%, 4/26/24	28,576	28,608
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 6/30/24	3,831	3,833
ServiceMaster Co., LLC Tranche C, (1 month LIBOR + 2.500%) 4.377%, 11/8/23	8,085	8,109
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	9,383	9,465

		68,848

Utility—0.5%
Dynegy, Inc. Tranche C-2, (1 month LIBOR + 2.750%) 4.604%, 2/7/24	9,314	9,367
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.052%, 6/30/23	10,011	10,022
State of Santa Catarina (The) 4.000%, 12/27/22(10)	10,254	9,972
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	5,942	5,978

See Notes to Financial Statements

35

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
LEVERAGED LOANS(2) (continued)
Utility (continued)
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	$1,056		$1,063

			36,402
TOTAL LEVERAGED LOANS
(Identified Cost $909,007)			902,875

	SHARES
PREFERRED STOCKS—0.5%
Financial—0.5%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070	(8)	12,358
Huntington Bancshares, Inc. Series E, 5.700%(5)	7,740	(8)	7,779
JPMorgan Chase & Co. Series Z, 5.300%	3,985	(8)	4,092
Wells Fargo & Co. Series K, 5.895%(2)	16,155	(8)	16,387
TOTAL PREFERRED STOCKS (Identified Cost $39,993)			40,616
COMMON STOCKS—0.0%
Energy—0.0%
Frontera Energy Corp.(1)	75,733		2,115
TOTAL COMMON STOCKS (Identified Cost $2,654)			2,115
AFFILIATED MUTUAL FUND(14)—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6	6,989,143		67,445
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $69,865)			67,445
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(10)	$98,787		51
TOTAL RIGHTS (Identified Cost $84)			51
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $7,464,791)			7,412,852	(16)

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.3%
Money Market Mutual Fund(14)—1.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.540%)	98,612,403	$98,612
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $98,612)		98,612
TOTAL INVESTMENTS—100.4%
(Identified Cost $7,563,403)		7,511,464
Other assets and liabilities, net—(0.4)%		(32,693)

NET ASSETS—100.0%		$7,478,771

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $3,540,233 or 47.3% of net assets.

For information regarding the abbreviations, See Key Investment Terms starting on page 4

See Notes to Financial Statements

36

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(11)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(13)	Represents all, or partial unfunded portion of security and commitment fee earned on this portion.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Amount is less than $500.
(16)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings †
United States	81%
Argentina	2
Canada	1
Cayman Islands	1
Mexico	1
Netherlands	1
United Kingdom	1
Other	12
Total	100%

†	% of total investments as of March 31, 2018

See Notes to Financial Statements

37

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,685,225	$—	$1,675,229	$9,996
Corporate Bonds And Notes	2,455,859	—	2,455,853	6
Foreign Government Securities	479,665	—	479,665	—
Leveraged Loans	902,875	—	890,615	12,260
Mortgage-Backed Securities	1,544,318	—	1,528,293	16,025
Municipal Bonds	4,376	—	4,376	—
U.S. Government Securities	230,307	—	230,307	—
Equity Securities:
Affiliated Mutual Fund	67,445	67,445	—	—
Common Stocks	2,115	2,115	—	—
Preferred Stocks	40,616	—	40,616	—
Rights	51	—	—	51
Short-Term Investment	98,612	98,612	—	—

Total Investments	$7,511,464	$168,172	$7,304,954	$38,338

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2018.

Securities with an end of period value of $2,288 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the roll forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

See Notes to Financial Statements

38

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$7,444,019
Investments in affiliated securities at value(2)	67,445
Cash	32,897
Receivables
Investment securities sold	18,313
Fund shares sold	12,577
Dividends and interest	41,258
Prepaid expenses	152
Prepaid trustee retainer	89
Other assets	369

Total assets	7,617,119

Liabilities
Overdraft Foreign Currency(3)	443
Payables
Fund shares repurchased	15,963
Investment securities purchased	113,829
Dividend distributions	1,487
Investment advisory fees	2,960
Distribution and service fees	987
Administration fees	728
Transfer agent and sub-transfer agent fees and expenses	1,112
Trustees’ fees and expenses	3
Professional fees	22
Trustee deferred compensation plan	369
Other accrued expenses	446

Total liabilities	138,348

Net Assets	$7,478,771

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,644,725
Accumulated undistributed net investment income (loss)	(3,969)
Accumulated undistributed net realized gain (loss) from investments	(110,094)
Net unrealized appreciation (depreciation) on investments	(51,891)

Net Assets	$7,478,771

Net Assets:
Class A	$852,353
Class C	$1,198,778
Class C1	$340,410
Class I	$5,084,015
Class R6	$3,215
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	181,095,416
Class C	251,261,946
Class C1	71,570,720
Class I	1,078,538,192
Class R6	683,020
Net Asset Value and Redemption Price Per Share:
Class A	$4.71
Class C	$4.77
Class C1	$4.76
Class I	$4.71
Class R6	$4.71
Offering Price Per Share NAV/(1-2.25%):
Class A	$4.82

(1) Investment in securities at cost	$7,493,538

(2) Investments in affiliated securities at cost	$69,865

(3) Foreign currency at cost	$(443)

See Notes to Financial Statements

39

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

Investment Income
Dividends	$7
Dividend income from affiliated funds	2,015
Interest	138,772
Foreign taxes withheld	(910)

Total investment income	139,884

Expenses
Investment advisory fees	17,436
Distribution and service fees, Class A	1,129
Distribution and service fees, Class C	3,093
Distribution and service fees, Class C1	1,795
Administration fees	3,542
Transfer agent fees and expenses	1,643
Sub-transfer agent fees and expenses, Class A	368
Sub-transfer agent fees and expenses, Class C	358
Sub-transfer agent fees and expenses, Class C1	116
Sub-transfer agent fees and expenses, Class I	1,597
Sub-administration fees	482
Registration fees	167
Printing fees and expenses	206
Custodian fees	111
Professional fees	79
Trustees’ fees and expenses	301
Miscellaneous expenses	334

Total expenses	32,757
Less expenses reimbursed and/or waived by investment adviser	(153)
Low balance account fees	(1)

Net expenses	32,603

Net investment income (loss)	107,281

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Unaffiliated investments	5,963
Foreign currency transactions	60
Net Change in Unrealized Appreciation (Depreciation) from:
Affiliated investments	(979)
Unaffiliated investments	(117,702)
Foreign currency transactions	50

Net Realized and Unrealized Gain (Loss) on Investments	(112,608)

Net increase (decrease) in net assets resulting from operations	$(5,327)

See Notes to Financial Statements

40

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$107,281	$223,499
Net realized gain (loss)	6,023	(32,143)
Net change in unrealized appreciation (depreciation)	(118,631)	34,057

Increase (decrease) in net assets resulting from operations	(5,327)	225,413

Dividends and Distributions to Shareholders
Net investment income, Class A	(12,700)	(32,514)
Net investment income, Class B	—	(1)
Net investment income, Class C	(15,748)	(34,979)
Net investment income, Class C1	(3,681)	(9,748)
Net investment income, Class I	(75,649)	(144,718)
Net investment income, Class R6	(42)	(28)

Dividends and distributions to shareholders	(107,820)	(221,988)

Change in Net Assets from Capital Transactions
Sale of shares
Class A (22,449 and 63,152 shares, respectively)	106,587	300,534
Class C (28,194 and 61,033 shares, respectively)	135,724	294,339
Class C1 (1,872 and 4,748 shares, respectively)	8,986	22,813
Class I (203,306 and 419,667 shares, respectively)	965,954	1,997,963
Class R6 (212 and 545 shares, respectively)	1,003	2,604

Reinvestment of distributions
Class A (2,333 and 6,104 shares, respectively)	11,062	29,029
Class B (0 and —(2) shares, respectively)	—	1
Class C (3,255 and 7,133 shares, respectively)	15,644	34,399
Class C1 (548 and 1,352 shares, respectively)	2,626	6,495
Class I (13,979 and 26,523 shares, respectively)	66,343	126,422
Class R6 (9 and 6 shares, respectively)	41	28

Conversion of shares(1)
To Class A (0 and 4 shares, respectively)	—	18
From Class B (0 and 4 shares, respectively)	—	(18)

Shares repurchased
Class A (37,394 and 149,168 shares, respectively)	(177,243)	(708,133)
Class B ( 0 and 19 shares, respectively)	—	(90)
Class C (41,663 and 79,694 shares, respectively)	(200,369)	(384,088)
Class C1 (9,101 and 29,376 shares, respectively)	(43,637)	(141,194)
Class I (144,121 and 283,905 shares, respectively)	(684,587)	(1,352,667)
Class R6 (68 and 21 shares, respectively)	(323)	(101)

Increase (decrease) in net assets from share transactions	207,811	228,354

Net increase (decrease) in net assets	94,664	231,779

Net Assets
Beginning of period	7,384,107	7,152,328

End of period	$7,478,771	$7,384,107

Accumulated undistributed net investment income (loss) at end of period	$(3,969)	$(3,430)

(1)	See Note 1 in Notes to Financial Statements for more information.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

41

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class A
10/1/17 to 3/31/18(12)	$4.78	0.07	(0.07)	—	(0.07)	—		—
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—		—
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—		—
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.16	(0.01)	0.15	(0.16)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.18	(0.09)	0.09	(0.18)	—		—	(4)

Class C
10/1/17 to 3/31/18(12)	$4.84	0.06	(0.07)	(0.01)	(0.06)	—		—
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—		—
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—		—
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	—		(0.03)
10/1/13 to 9/30/14	4.90	0.15	(0.02)	0.13	(0.14)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.99	0.17	(0.09)	0.08	(0.17)	—		—	(4)

Class C1
10/1/17 to 3/31/18(12)	$4.83	0.05	(0.07)	(0.02)	(0.05)	—		—
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—		—
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—		—
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	—		(0.03)
10/1/13 to 9/30/14	4.89	0.12	(0.01)	0.11	(0.12)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.98	0.14	(0.09)	0.05	(0.14)	—		—	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

42

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(8)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(3)(7)		Ratio of Gross Expenses to Average Net Assets(3)(7)	Ratio of Net Investment Income to Average Net Assets(7)		Portfolio Turnover Rate(8)

(0.07)	(0.07)	$4.71	(0.07)%	$852,353	0.98%		0.99%	2.78%		27%
(0.14)	—	4.78	3.07 (9)	925,677	1.00	(9)	1.01	3.04	(9)	69
(0.14)	0.09	4.78	4.90	1,307,484	1.00	(6)	1.01	3.19		53
(0.14)	(0.15)	4.69	(0.23)	1,575,629	0.97		0.97	3.15		37
(0.16)	(0.01)	4.84	3.03	1,894,633	0.99		0.99	3.30		39
(0.18)	(0.09)	4.85	1.84	3,574,450	0.99		0.99	3.65		49

(0.06)	(0.07)	$4.77	(0.19)%	$1,198,778	1.21%		1.21%	2.56%		27%
(0.13)	—	4.84	2.78 (9)	1,266,378	1.25	(9)	1.25	2.80	(9)	69
(0.12)	0.09	4.84	4.58	1,321,202	1.25	(6)	1.26	2.94		53
(0.13)	(0.14)	4.75	(0.27)	1,460,120	1.22		1.22	2.90		37
(0.14)	(0.01)	4.89	2.73	1,720,245	1.24		1.24	3.03		39
(0.17)	(0.09)	4.90	1.56	1,567,725	1.24		1.24	3.40		49

(0.05)	(0.07)	$4.76	(0.44)%	$340,410	1.72%		1.72%	2.05%		27%
(0.11)	—	4.83	2.28 (9)	377,835	1.75	(9)	1.75	2.30	(9)	69
(0.10)	0.10	4.83	4.29	489,924	1.75	(6)	1.76	2.44		53
(0.10)	(0.15)	4.73	(0.98)	583,694	1.72		1.72	2.40		37
(0.12)	(0.01)	4.88	2.23	719,840	1.74		1.74	2.53		39
(0.14)	(0.09)	4.89	1.06	751,220	1.74		1.74	2.91		49

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

43

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class I
10/1/17 to 3/31/18(12)	$4.79	0.07	(0.08)	(0.01)	(0.07)	—		—
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—		—
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—		—
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.17	(0.01)	0.16	(0.17)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.19	(0.09)	0.10	(0.19)	—		—	(4)

Class R6
10/1/17 to 3/31/18(12)	$4.78	0.07	(0.07)	—	(0.07)	—		—
11/3/16(10) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—		—

See Notes to Financial Statements

44

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(8)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(3)(7)		Ratio of Gross Expenses to Average Net Assets(3)(7)	Ratio of Net Investment Income to Average Net Assets(7)		Portfolio Turnover Rate(8)

(0.07)	(0.08)	$4.71	(0.15)%		$5,084,015	0.72%		0.72%	3.06%		27%
(0.16)	0.01	4.79	3.54	(9)	4,811,684	0.75	(9)	0.76	3.30	(9)	69
(0.15)	0.09	4.78	5.16		4,033,610	0.75	(6)	0.76	3.44		53
(0.15)	(0.15)	4.69	0.02		4,095,547	0.72		0.72	3.40		37
(0.17)	(0.01)	4.84	3.28		4,766,491	0.74		0.74	3.51		39
(0.19)	(0.09)	4.85	2.09		2,418,863	0.74		0.74	3.90		49

(0.07)	(0.07)	$4.71	0.09%		$3,215	0.65	%(13)	0.65%	3.13	%(11)	27%
(0.15)	0.02	4.78	3.54	(9)	2,533	0.70	(9)	0.71	3.05	(9)	69 (5)

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Portfolio Turnover is representative of the Fund for the entire period.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Annualized for periods less than one year.
(8)	Not annualized for periods less than one year.
(9)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

Class A	Class C	Class C1	Class I	Class R6
0.01	0.01	0.01	0.01	0.01

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

Class A	Class C	Class C1	Class I	Class R6
0.01	0.01	0.01	0.01	0.01

(10)	Inception date.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Unaudited.
(13)	Represents a blended ratio.

See Notes to Financial Statements

45

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 28 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class R6 shares, Class C1 shares and Class I shares. Effective March 6, 2017, Class B shares were converted to Class A shares. Prior to conversion, Class B shares were only available to existing shareholders through qualifying transactions. Effective April 10, 2017, Class T shares of the Fund were renamed Class C1 shares.

Class A shares are sold with a front-end sales charge of up to 2.25% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 12 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold without a sales charge. Class C1 shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific

46

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the disbursements as designated by the underlying funds.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in

49

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitments basis begin earning interest on the settlement date.

H.	Leveraged loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the

50

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of March 31, 2018, the Newfleet Multi-Sector Short Term Bond Fund had unfunded loan commitments as follows:

Borrower	Unfunded Loan Commitment
Spectrum Holdings III Corp.	$267

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion – $2 Billion	$2+ Billion – 10 Billion	$10+ Billion
0.55%	0.50%	0.45%	0.425%

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $153. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser.”

B.	Subadviser

Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Expense Limitations

The Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values:

Class A	Class C	Class C1	Class I	Class R6	Through Date
1.10%**	1.35%**	1.85%**	0.85%**	0.55%(1)(2)	01/31/19

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

**	Share class is currently below its expense cap.

(1)	Effective March 29, 2018 For Class R6. For the period of October 1, 2017 through March 28, 2018 Class R6 expense cap was 0.78%

(2)	Class R6 has recapture balance less than $500, expiring in 2021.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $3 for Class A shares and CDSC of $—(1), $1 and $0 for Class A shares, Class C shares and Class C1 shares, respectively.

(1)	Amount is less than $500.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class, at the annual rates as follows: 0.25% for Class A shares, 0.50% for Class C shares, and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2018, the Fund incurred administration fees totaling $3,542 which are included in the Statement of Operations within the line item “Administration fees.”

For the period ended March 31, 2018, the Fund incurred transfer agent fees totaling $4,024 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses”. A portion of these fees is paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class R6 Shares	21,833	$103

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

G.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of the affiliated underlying fund, during the period ended March 31, 2018, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund 0.9%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$68,424	$—	$—	$—	$(979)	6,989,143	$67,445	$2,015	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The Fund does not invest in the underlying fund for the purpose of exercising management or control; however, the investments made by the Fund within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets. At March 31, 2018, the Fund was the owner of record of approximately 78% of the Virtus Newfleet Credit Opportunities Fund.

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2018.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2018, were as follows:

Purchases	Sales
$2,004,587	$1,761,286

Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2018, were as follows:

Purchases	Sales
$264,951	$263,865

Note 5. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank

53

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

The Fund had no borrowings at any time during the period ended March 31, 2018.

Note 6. 10% Shareholders

As of March 31, 2018, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
33%	2

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 8. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

54

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund’s aggregate value of illiquid securities was $56 or 0.00% of the Fund’s net assets.

At March 31, 2018, the Fund did not hold any securities that are restricted.

Note 9. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,566,764	$49,646	$(109,946)	$(55,300)

The Fund has capital loss carryovers available to offset future realized gains as follows:

No Expiration		Total
Short-Term	Long-Term
$37,683	$66,146	$103,829

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the

55

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Discovery has since been completed. On October 6, 2017, the defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval settling all claims in the litigation, in order to avoid the cost, distraction, disruption and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court the Trust believes the risk of loss to the Fund as a result of the suit is remote. Whether or not the settlement is approved by the Court the Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted

56

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint, to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note 12. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2017.

The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that fee waivers and/or expense caps were also in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct

61

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

62

Virtus Newfleet Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.47%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.23	%(b)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(d)	0.71%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)(e)	0.56%

(b)	Restated to reflect certain contract and expense allocation changes.
(d)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares, 1.35% for Class C Shares, 1.85% for Class C1 Shares, 0.85% for Class I Shares, 0.55% for Class R6 Shares and 1.10% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expense” in the fund’s summary prospectus and the summary section of the statutory prospectus s, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$57	$212	$380	$868

63

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to the fund will be replaced with the following.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Newfleet Multi-Sector Short Term Bond Fund	1.10%	1.35%	1.85%	0.85%	0.55%	1.10%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NMSSTBF NewR6ExpCap (3/2018)

64

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574,

or visit Virtus.com.

8024	5-18

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT VIRTUS OPPORTUNITIES TRUST

March 31, 2018

Virtus Vontobel Emerging Markets Opportunities Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund

(“Vontobel Emerging Markets Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,058.10	1.61%	$8.26
Class C	1,000.00	1,054.80	2.26	11.58
Class I	1,000.00	1,059.00	1.25	6.42
Class R6	1,000.00	1,060.40	1.17	6.01

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

2

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,016.90	1.61%	$8.10
Class C	1,000.00	1,013.66	2.26	11.35
Class I	1,000.00	1,018.70	1.25	6.29
Class R6	1,000.00	1,019.10	1.17	5.89

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETFs”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

4

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

KEY INVESTMENTS TERMS (Unaudited) (Continued)

MARCH 31, 2018

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2018.
Consumer Staples	29%
Financials	27
Information Technology	21
Consumer Discretionary	8
Telecommunication Services	4
Utilities	3
Industrials	3
Other (includes short-term investments)	5

Total	100%

	SHARES		VALUE
COMMON STOCKS—98.6%
Consumer Discretionary—7.8%
Kangwon Land, Inc. (South Korea)	2,685,547		$71,050
Las Vegas Sands Corp. (China)	2,303,086		165,592
Naspers Ltd. Class N (South Africa)	727,803		177,780
Techtronic Industries Co., Ltd. (Hong Kong)	18,159,890		106,582
Zee Entertainment Enterprises Ltd. (India)	17,644,930		156,624

			677,628

Consumer Staples—28.6%
Ambev S.A. ADR (Brazil)	58,527,129		425,492
Amorepacific Corp. (South Korea)	507,069		150,803
Anheuser-Busch InBev NV (Belgium)	1,545,505		169,781
British American Tobacco Bhd (Malaysia)	1,968,770	(1)	13,448

	SHARES		VALUE
Consumer Staples (continued)
British American Tobacco plc (United Kingdom)	1,435,776	(2)	$84,476
CP ALL PCL (Thailand)	66,001,549		185,741
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,818,680		257,712
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	150,666,165		43,744
Heineken NV (Netherlands)	2,537,530		272,577
ITC Ltd. (India)	42,670,825		168,234
LG Household & Health Care Ltd. (South Korea)	174,588		197,863
Thai Beverage PCL (Thailand)	139,269,564		83,060
Unilever NV CVA (Netherlands)	4,954,654		279,645
Wal-Mart de Mexico SAB de C.V. (Mexico)	65,369,935		166,337

			2,498,913

See Notes to Financial Statements

6

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Energy—2.3%
Ultrapar Participacoes S.A. (Brazil)	9,243,504	$200,244

Financials—26.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander ADR (Mexico)	11,758,642	84,309
Bank Central Asia Tbk PT (Indonesia)	78,718,682	133,726
Bank Pekao SA (Poland)	2,885,561	103,936
Bank Rakyat Persero Tbk PT (Indonesia)	343,502,687	90,149
BB Seguridade Participacoes S.A. (Brazil)	16,168,167	143,491
Credicorp Ltd. (Peru)	523,045	118,752
HDFC Bank Ltd. (India)	15,315,747	446,163
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,101,538	168,030
Housing Development Finance Corp., Ltd. (India)	12,670,395	356,901
Malayan Banking Bhd (Malaysia)	32,478,800	89,006
Public Bank Bhd (Malaysia)	22,715,700	140,945
Remgro Ltd. (South Africa)	5,746,068	107,750
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	526,503	133,614
United Overseas Bank Ltd. (Singapore)	9,276,007	195,188

		2,311,960

Health Care—0.3%
China Biologic Products Holdings, Inc. (China)(3)	268,817	21,774

	SHARES	VALUE
Industrials—2.7%
Airports of Thailand PCL (Thailand)	40,616,600	$87,676
CCR S.A. (Brazil)	16,697,610	63,119
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	8,987,852	88,806

		239,601

Information Technology—21.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)(3)	2,753,260	505,333
Autohome, Inc. ADR (China)	1,689,141	145,165
Cielo S.A. (Brazil)	26,181,013	164,233
HCL Technologies Ltd. (India)	5,765,039	85,742
NetEase, Inc. ADR (China)	503,574	141,197
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	33,348,693	283,081
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,387,852	148,252
Tata Consultancy Services Ltd. (India)	4,089,026	179,181
Tencent Holdings Ltd. (China)	3,936,275	211,298

		1,863,482

Real Estate—1.5%
Link REIT (Hong Kong)	14,906,068	127,771

Telecommunication Services—4.0%
Bharti Infratel Ltd. (India)	22,600,849	117,408
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	895,755,142	235,544

		352,952

See Notes to Financial Statements

7

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—3.5%
Equatorial Energia S.A. (Brazil)	3,061,906	$66,590
Infraestructura Energetica Nova SAB de C.V. (Mexico)	21,928,344	107,254
Power Grid Corp. of India Ltd. (India)	42,725,595	127,320

		301,164
TOTAL COMMON STOCKS (Identified Cost $6,966,770)		8,595,489
TOTAL LONG-TERM INVESTMENTS—98.6%
(Identified Cost $6,966,770)		8,595,489
SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(4)	72,430,914	72,431
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $72,431)		72,431
TOTAL INVESTMENTS—99.4% (Identified Cost $7,039,201)		8,667,920
Other assets and liabilities, net—0.6%		56,010

NET ASSETS—100.0%		$8,723,930

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Shares traded on the Bursa Malaysia Exchange.
(2)	Shares traded on Johannesburg Exchange.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
India	19%
China	14
Brazil	12
Mexico	8
South Korea	6
Netherlands	6
Indonesia	6
Other	29
Total	100%

†	% of total investments as of March 31, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$8,595,489	$5,475,151	$3,120,338
Short-Term Investment	72,431	72,431	—

Total Investments	$8,667,920	$5,547,582	$3,120,338

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $2,720,457 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities. There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.

See Notes to Financial Statements

8

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$8,667,920
Cash	3,681
Receivables
Investment securities sold	57,601
Fund shares sold	16,180
Dividends and interest receivable	12,830
Tax reclaims	1,159
Prepaid expenses	116
Prepaid trustee retainer	113
Other assets	435

Total assets	8,760,035

Liabilities
Payables
Fund shares repurchased	23,658
Investment advisory fees	7,161
Distribution and service fees	347
Administration fees	845
Transfer agent and sub-transfer agent fees and expenses	2,182
Professional fees	25
Trustees’ fees and expenses	3
Trustee deferred compensation plan	435
Other accrued expenses	1,449

Total liabilities	36,105

Net Assets	$8,723,930

Net Assets Consist of:
Common stock $0.001 par value	$723
Capital paid in on shares of beneficial interest	7,292,027
Accumulated undistributed net investment income (loss)	954
Accumulated undistributed net realized gain (loss)	(198,508)
Net unrealized appreciation (depreciation) on investments	1,628,734

Net Assets	$8,723,930

Net Assets :
Class A	$711,366
Class C	$226,899
Class I	$7,633,883
Class R6	$151,782
Shares Outstanding:
Class A	60,713,426
Class C	19,980,724
Class I	629,721,045
Class R6	12,520,788
Net Asset Value and Redemption Price Per Share (unlimited number of shares authorized, no par value):
Class A	$11.72
Class C	$11.36
Class I	$12.12
Class R6	$12.12
Offering Price Per Share (NAV/(1-5.75%)):
Class A	$12.44

(1) Investment in securities at cost	$7,039,201

See Notes to Financial Statements

9

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

Investment Income
Dividends	$68,437
Interest	10
Foreign taxes withheld	(5,108)

Total investment income	63,339

Expenses
Investment advisory fees	41,607
Distribution and service fees, Class A	901
Distribution and service fees, Class C	1,129
Administration fees	4,142
Transfer agent fees and expenses	1,989
Sub-transfer agent fees and expenses, Class A	725
Sub-transfer agent fees and expenses, Class C	117
Sub-transfer agent fees and expenses, Class I	3,219
Sub-administration fees	565
Registration fees	208
Printing fees and expenses	275
Custodian fees	1,213
Professional fees	96
Trustees’ fees and expenses	346
Miscellaneous expenses	226

Total expenses	56,758
Low balance account fees	— (1)

Net expenses	56,758

Net investment income (loss)	6,581

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	303,429
Foreign currency transactions	(1,791)
Net change in unrealized appreciation (depreciation) from:
Investments	185,138
Foreign currency transactions	42

Net realized and unrealized gain (loss) on investments	486,818

Net increase (decrease) in net assets resulting from operations	$493,399

(1)	Amount is less than $500.

See Notes to Financial Statements

10

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$6,581	$49,438
Net realized gain (loss)	301,638	288,101
Net change in unrealized appreciation (depreciation)	185,180	561,473

Increase (decrease) in net assets resulting from operations	493,399	899,012

Dividends to Shareholders:
Net Investment Income:
Class A	(1,486)	(4,943)
Class I	(29,806)	(46,315)
Class R6	(581)	(765)

Dividends to shareholders	(31,873)	(52,023)

Change in Net Assets From Capital Transactions:
Sale of shares
Class A (8,680 and 28,775 shares, respectively)	102,089	281,046
Class C (1,721 and 3,504 shares, respectively)	19,553	34,237
Class I (78,106 and 242,690 shares, respectively)	947,107	2,506,746
Class R6 (3,361 and 9,986 shares, respectively)	40,966	99,724

Reinvestment of distributions
Class A (112 and 488 shares, respectively)	1,286	4,491
Class I (2,299 and 4,284 shares, respectively)	27,363	42,235
Class R6 (48 and 74 shares, respectively)	573	748

Shares repurchased
Class A (11,741 and 74,887 shares, respectively)	(137,273)	(759,735)
Class C (1,670 and 6,657 shares, respectively)	(18,909)	(62,016)
Class I (77,241 and 227,089 shares, respectively)	(943,841)	(2,276,706)
Class R6 (1,897 and 3,461 shares, respectively)	(23,322)	(34,879)

Increase (decrease) in net assets from share transactions	15,592	(164,109)

Net increase (decrease) in net assets	477,118	682,880

Net Assets
Beginning of period	8,246,812	7,563,932

End of period	$8,723,930	$8,246,812

Accumulated undistributed net investment income (loss) at end of period	$954	$26,246

See Notes to Financial Statements

11

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
10/1/17 to 3/31/18(11)	$11.11	(0.01)	0.64	0.63	(0.02)	—	(0.02)
10/1/16 to 9/30/17	9.90	0.05	1.21	1.26	(0.05)	—	(0.05)
1/1/16 to 9/30/16(10)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (4)	(0.08)
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)

Class C
10/1/17 to 3/31/18(11)	$10.77	(0.05)	0.64	0.59	—	—	—
10/1/16 to 9/30/17	9.63	(0.03)	1.17	1.14	—	—	—
1/1/16 to 9/30/16(10)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)
1/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	— (4)	(0.03)
1/1/12 to 12/31/12	8.31	— (4)	1.56	1.56	(0.02)	(0.03)	(0.05)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(9)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(8)	Portfolio Turnover Rate(9)

0.61	$11.72	5.81%	$711,366	1.61%		1.61%	(0.17)%	13%
1.21	11.11	12.81	706,974	1.60		1.61	0.46	27
1.22	9.90	14.06	1,082,242	1.59	(5)	1.60	0.40	25
(0.90)	8.68	(8.77)	745,947	1.56		1.56	0.73	27
0.32	9.58	5.23	770,941	1.55		1.55	0.71	28
(0.74)	9.26	(6.58)	1,097,753	1.58		1.58	0.79	31
1.56	10.00	19.62	1,208,195	1.60		1.60	0.78	28

0.59	$11.36	5.48%	$226,899	2.26%		2.26%	(0.81)%	13%
1.14	10.77	11.84	214,738	2.34		2.35	(0.30)	27
1.14	9.63	13.56	222,221	2.34	(5)	2.35	(0.31)	25
(0.88)	8.49	(9.50)	223,303	2.31		2.31	(0.01)	27
0.29	9.37	4.40	228,652	2.30		2.30	(0.13)	28
(0.74)	9.08	(7.21)	217,034	2.33		2.33	0.07	31
1.51	9.82	18.66	203,974	2.35		2.35	0.01	28

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class I
10/1/17 to 3/31/18(11)	$11.49	0.01	0.67	0.68	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.24	0.07	1.26	1.33	(0.08)	—	(0.08)
1/1/16 to 9/30/16(10)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (4)	(0.11)
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)

Class R6
10/1/17 to 3/31/18(11)	$11.48	0.02	0.67	0.69	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.25	0.10	1.23	1.33	(0.10)	—	(0.10)
1/1/16 to 9/30/16(10)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
11/12/14(6) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)

See Notes to Financial Statements

14

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(9)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(8)	Portfolio Turnover Rate(9)

0.63	$12.12	5.90%	$7,633,883	1.25%		1.25%	0.21%	13%
1.25	11.49	13.10	7,198,678	1.33		1.34	0.72	27
1.28	10.24	14.29	6,214,272	1.33	(5)	1.34	0.64	25
(0.93)	8.96	(8.55)	8,726,303	1.31		1.32	0.99	27
0.34	9.89	5.54	7,572,633	1.30		1.35	0.85	28
(0.76)	9.55	(6.32)	6,357,443	1.33		1.38	1.06	31
1.61	10.31	19.88	5,352,379	1.35		1.40	0.99	28

0.64	$12.12	6.04%	$151,782	1.17%		1.17%	0.28%	13%
1.23	11.48	13.15	126,422	1.20		1.21	0.92	27
1.29	10.25	14.40	45,197	1.21	(5)	1.22	0.72	25
(0.93)	8.96	(8.44)	34,379	1.21		1.21	0.90	27
(0.53)	9.89	(4.60)	95	1.24		1.24	(0.41)	28 (7)

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Net expense ratios include extraordinary proxy expenses.
(6)	Inception date.
(7)	Portfolio Turnover is representative of the Fund for the entire year ended December 31, 2014.
(8)	Annualized for periods less than one year.
(9)	Not annualized for periods less than one year.
(10)	The Fund changed its fiscal year end to September 30, during the period.
(11)	Unaudited.

See Notes to Financial Statements

15

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report 28 funds of the Trust are offered for sale of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

16

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 2. Significant Accounting Policies

The Trust is an Investment Company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets

17

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

18

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund is permitted to loan securities from its portfolio to qualified brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Fund did not loan securities.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.

19

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
1.00%	0.95%

B.	Subadviser

Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2018, it retained net commissions of $43 of Class A shares and CDSC of $14 and $6 for Class A shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class I and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2018, the Fund incurred administration fees totaling $4,142 which are included in the Statement of Operations within the line item “Administration fees.”

For the period ended March 31, 2018, the Fund incurred transfer agent fees totaling $5,921 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

E.	Affiliated Shareholders

At March 31, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class R6 Shares	547,320	$6,623

20

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2018.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2018, were as follows:

Purchases	Sales
$1,380,258	$1,115,565

There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2018.

Note 5. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 6. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors or countries of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2018, the Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	29%
Financials	27

21

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 7. 10% Shareholders

As of March 31, 2018, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
45%	2*

*	The shareholders are not affiliated with Virtus.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,076,062	$1,800,023	$(208,165)	$1,591,858

The Fund has capital loss carryovers available to offset future realized capital gains as follows:

No Expiration
Short-Term	Long-Term	Total
$342,537	$121,029	$463,566

The fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

The Fund had no borrowings at any time during the period ended March 31, 2018.

22

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund did not hold any securities that were illiquid or restricted.

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the

23

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018. Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Fund as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously sub-advised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Note 12. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt

24

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel,

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2017.

The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its Performance Universe and underperformed its benchmark for the 1-year period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides

29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

30

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please

call your financial representative,

contact us at 1-800-243-1574,

or visit Virtus.com.

8005	5-18

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R Aylward
George R. Aylward, President (principal executive officer)

Date	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R Aylward
George R. Aylward, President (principal executive officer)

Date	June 8, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	June 8, 2018

* Print the name and title of each signing officer under his or her signature.